UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE AB PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2019

Date of reporting period: February 28, 2019

ITEM 1.	REPORTS TO STOCKHOLDERS.

FEB    02.28.19

SEMI-ANNUAL REPORT

AB ALL MARKET TOTAL RETURN PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB All Market Total Return Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

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SEMI-ANNUAL REPORT

April 09, 2019

This report provides management’s discussion of fund performance for AB All Market Total Return Portfolio for the semi-annual reporting period ended February 28, 2019.

The Fund’s investment objective is to achieve the highest total return consistent with the Adviser’s determination of reasonable risk.

NAV RETURNS AS OF FEBRUARY 28, 2019 (unaudited)

	6 Months	12 Months

AB ALL MARKET TOTAL RETURN PORTFOLIO

Class A Shares	-0.54%	1.10%

Class B Shares[1]	-0.81%	0.41%

Class C Shares	-0.89%	0.35%

Advisor Class Shares[2]	-0.40%	1.37%

Class R Shares[2]	-0.68%	0.69%

Class K Shares[2]	-0.47%	1.03%

Class I Shares[2]	-0.33%	1.35%

Primary Benchmark: MSCI ACWI (net)	-2.92%	-0.84%

Bloomberg Barclays Global Aggregate Bond Index (USD hedged)	2.55%	3.94%

1	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for additional information.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its primary benchmark, the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net), and the Bloomberg Barclays Global Aggregate Bond Index (USD hedged), for the six- and 12-month periods ended February 28, 2019.

During both periods, all share classes of the Fund outperformed the primary benchmark and underperformed the Bloomberg Barclays Global Aggregate Bond Index (USD hedged), before sales charges. Equity markets were turbulent during both periods; the Fund’s more diversified approach, which balances exposures to equities, bonds, commodities and alternative strategies, outperformed the all-equity benchmark.

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For the six-month period, equities and fixed-income assets contributed to absolute performance, while alternative strategies detracted. Security selection within equities contributed, while selection in fixed-income assets and alternative strategies detracted.

During the 12-month period, fixed-income assets contributed to absolute performance, while alternative strategies and equity holdings detracted. Overall allocations within fixed income and alternative strategies contributed. Security selection within equities contributed, while selection in fixed-income assets and alternative strategies detracted.

The Fund utilized derivatives for hedging and investment purposes in the form of futures, currency forwards, credit default swaps, interest rate swaps and written swaptions, which contributed to absolute performance for both periods, while variance swaps, purchased options and written options detracted; total return swaps, inflation swaps and purchased swaptions contributed for the six-month period, but detracted for the 12-month period.

MARKET REVIEW AND INVESTMENT STRATEGY

During the six-month period ended February 28, 2019, US and non-US equities declined, although emerging-market equities posted modest gains. In the US, growth-style stocks outperformed value-style stocks, and small-cap stocks outperformed their large-cap peers. Global trade tensions and rising interest rates weighed on stock market performance. In Europe, Brexit uncertainty, Italian budget issues and German economic woes persisted. Slowing global growth was an increasing concern more broadly. Global equities plummeted at the end of 2018 amid increased volatility, but recouped some losses in January and February, as corporate earnings were above analyst estimates and many central banks shared more dovish monetary policy outlooks.

Fixed-income markets had generally positive returns. Global high yield, developed-market treasuries and investment-grade securities rallied. Emerging-market debt sectors rallied, amid positive idiosyncratic developments and a more favorable macro backdrop, particularly a more patient US Federal Reserve (the “Fed”). Developed-market treasury yield curves moved in different directions (bond yields move inversely to price). The Fed increased interest rates quarterly in 2018 and began to formally reduce its balance sheet before surprising markets with a more dovish tone at the beginning of 2019. Although the European Central Bank formally ended its bond-buying program, the bank also turned more dovish in 2019, putting credit-easing measures back on the table. Meanwhile, the People’s Bank of China started the new year by cutting its reserve requirement ratio.

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The Fund’s Senior Investment Management Team (the “Team”) strives to provide the highest total return consistent with reasonable risk. The Team’s global multi-asset strategy focuses on growth and defensively managing market volatility. The Team utilizes a rigorous quantitative research toolset with fundamental expertise across all regions and markets.

INVESTMENT POLICIES

The Adviser allocates the Fund’s investments primarily among a number of asset classes, including equity securities, fixed-income securities, and a number of alternative asset classes and alternative investment strategies. The Fund pursues a global strategy, typically investing in securities of issuers located in the United States and in other countries throughout the world, including emerging-market countries. Under normal circumstances, at least 40% of the Fund’s net assets will be invested in securities of non-US issuers.

Equity securities will primarily be large-capitalization securities, but will include small- and mid-capitalization securities to a lesser extent, and will include derivatives related to equity securities. In selecting equity securities for the Fund, the Adviser will use fundamental and quantitative analysis with the goal of generating returns primarily from security selection rather than price movements in equity securities generally. Fixed-income securities include corporate and sovereign debt securities as well as interest rate derivatives and credit derivatives such as credit default swaps. Fixed-income securities also include debt securities with lower credit ratings (commonly known as “junk bonds”). In selecting fixed-income securities for the Fund, the Adviser will attempt to take advantage of inefficiencies that it believes exist in the global fixed-income markets. These inefficiencies arise from investor behavior, market complexity and the investment limitations to which investors are subject.

Alternative investments include various instruments the returns on which are expected to have low correlation with returns on equity and fixed-income securities, such as commodities and related derivatives, real estate-related securities and inflation-indexed securities. Alternative investment strategies that may be pursued by the Fund directly or indirectly through investment in other registered investment companies include (i) long/short equity strategies through which the Fund takes long positions in certain securities in the expectation that they will increase in value and takes short positions in other securities in the expectation that they will decrease in value; (ii) strategies that consider macroeconomic and technical factors to identify and exploit opportunities across global asset classes; and (iii) event-driven strategies that invest in the securities of companies that are expected to

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(continued on next page)

become the subject of major corporate events and companies in which an active role in company management has been taken or sought by a third-party investor.

The Adviser will adjust the Fund’s asset class exposure utilizing both fundamental analysis and the Adviser’s Dynamic Asset Allocation (“DAA”) approach. DAA comprises a series of analytical and forecasting tools employed by the Adviser to gauge fluctuations in the risk/return profile of various asset classes. DAA seeks to adjust the Fund’s investment exposure in changing market conditions and thereby reduce overall portfolio volatility by mitigating the effects of market fluctuations, while preserving consistent long-term return potential. For example, the Adviser may seek to reduce the Fund’s risk exposure to one or more assets classes when DAA suggests that market risks relevant to those asset classes are rising but return opportunities are declining. In addition to merely increasing or decreasing asset class exposure by buying or selling securities of that asset class, the Adviser may pursue DAA implementation for the Fund by utilizing derivatives.

The Adviser intends to utilize a variety of derivatives in its management of the Fund. As noted above, the Adviser may use derivatives to gain exposure to various asset classes, and may cause the Fund to enter into derivatives in making the adjustments called for by DAA. As a result of the use of derivatives, the Fund will frequently be leveraged, with net investment exposure substantially in excess of net assets.

While the Fund may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, the Adviser expects that the Fund will seek to gain such exposure to commodities and commodities-related instruments and derivatives primarily through investments in AB All Market Total Return Portfolio (Cayman), Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Fund except that the Subsidiary, unlike the Fund, may invest, without limitation, in commodities and commodities-related instruments. The Fund will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Fund limits its investment in the Subsidiary to no more than 25% of its total assets. Investment in the Subsidiary is expected to provide the Fund with commodity exposure within the limitations of federal tax requirements that apply to the Fund.

Currency exchange rate fluctuations can have a dramatic impact on returns. The Fund’s foreign currency exposures will come from

(continued on next page)

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investment in securities priced or denominated in foreign currencies and from direct holdings in foreign currencies and currency-related derivatives. The Adviser may seek to hedge all or a portion of the currency exposure resulting from Fund investments or decide not to hedge this exposure. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

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DISCLOSURES AND RISKS

Benchmark Disclosure

All indices are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI ACWI (net, free float-adjusted, market capitalization weighted) represents the equity market performance of developed and emerging markets. The Bloomberg Barclays Global Aggregate Bond Index (USD hedged) represents the performance of global investment-grade developed fixed-income markets, hedged to the US dollar. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns include the reinvestment of dividends after deduction of non-US withholding tax. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock, bond or commodities markets fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

Allocation Risk: The allocation of investments among different investment styles, such as equity or debt, growth or value, US or non-US securities, or diversification strategies, may have a more significant effect on the Fund’s net asset value (“NAV”) when one of these investments is performing more poorly than another.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

High-Yield Debt Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

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DISCLOSURES AND RISKS (continued)

These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest-rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Interest-Rate Risk: Changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Alternative Investments Risk: Many alternative investments can be volatile and may be illiquid. Their performance may have little correlation with the performance of equity or fixed-income markets, and they may not perform in accordance with expectations.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

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DISCLOSURES AND RISKS (continued)

Leverage Risk: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Commodity Risk: Investing in commodities and commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in the prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.

Short Sale Risk: The Fund is subject to short sale risk because it may engage in short sales either directly or indirectly through investment in the Underlying Portfolio. Short sales involve the risk that the Fund or Underlying Portfolio will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund’s or Underlying Portfolio’s investment in the security, because the price of the security cannot fall below zero. The Fund or Underlying Portfolio may not always be able to close out a short position on favorable terms.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

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DISCLOSURES AND RISKS (continued)

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com. The performance shown for periods prior to April 24, 2017 is based on the Fund’s prior principal strategies and may not be representative of the Fund’s performance under its current principal strategies.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4) and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	1.10%	-3.22%

5 Years	3.38%	2.48%

10 Years	9.40%	8.93%

CLASS B SHARES

1 Year	0.41%	-3.59%

5 Years	2.61%	2.61%

10 Years[1]	8.76%	8.76%

CLASS C SHARES

1 Year	0.35%	-0.65%

5 Years	2.61%	2.61%

10 Years	8.61%	8.61%

ADVISOR CLASS SHARES[2]

1 Year	1.37%	1.37%

5 Years	3.63%	3.63%

10 Years	9.71%	9.71%

CLASS R SHARES[2]

1 Year	0.69%	0.69%

5 Years	2.96%	2.96%

10 Years	8.98%	8.98%

CLASS K SHARES[2]

1 Year	1.03%	1.03%

5 Years	3.28%	3.28%

10 Years	9.32%	9.32%

CLASS I SHARES[2]

1 Year	1.35%	1.35%

5 Years	3.62%	3.62%

10 Years	9.69%	9.69%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.23%, 2.00%, 1.98%, 0.98%, 1.64%, 1.33% and 1.01% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Assumes conversion of Class B shares into Class A shares after eight years.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-2.16%

5 Years	2.80%

10 Years	8.42%

CLASS B SHARES

1 Year	-2.57%

5 Years	2.92%

10 Years[1]	8.25%

CLASS C SHARES

1 Year	0.45%

5 Years	2.91%

10 Years	8.10%

ADVISOR CLASS SHARES[2]

1 Year	2.45%

5 Years	3.95%

10 Years	9.19%

CLASS R SHARES[2]

1 Year	1.72%

5 Years	3.26%

10 Years	8.46%

CLASS K SHARES[2]

1 Year	2.06%

5 Years	3.59%

10 Years	8.81%

CLASS I SHARES[2]

1 Year	2.35%

5 Years	3.92%

10 Years	9.16%

1	Assumes conversion of Class B shares into Class A shares after eight years.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$994.60	$4.45	0.90%	$5.09	1.03%
Hypothetical**	$1,000	$1,020.33	$4.51	0.90%	$5.16	1.03%
Class B
Actual	$1,000	$991.90	$8.25	1.67%	$8.89	1.80%
Hypothetical**	$1,000	$1,016.51	$8.35	1.67%	$9.00	1.80%
Class C
Actual	$1,000	$991.10	$8.15	1.65%	$8.79	1.78%
Hypothetical**	$1,000	$1,016.61	$8.25	1.65%	$8.90	1.78%
Advisor Class
Actual	$1,000	$996.00	$3.22	0.65%	$3.86	0.78%
Hypothetical**	$1,000	$1,021.57	$3.26	0.65%	$3.91	0.78%
Class R
Actual	$1,000	$993.20	$6.47	1.31%	$7.12	1.44%
Hypothetical**	$1,000	$1,018.30	$6.56	1.31%	$7.20	1.44%
Class K
Actual	$1,000	$995.30	$4.90	0.99%	$5.54	1.12%
Hypothetical**	$1,000	$1,019.89	$4.96	0.99%	$5.61	1.12%
Class I
Actual	$1,000	$996.70	$3.32	0.67%	$3.96	0.80%
Hypothetical**	$1,000	$1,021.47	$3.36	0.67%	$4.01	0.80%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+

In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO SUMMARY

February 28, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $724.2

1

All data are as of February 28, 2019. The Fund’s security type breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Consolidated Portfolio of Investments” section of the report for additional details).

2

“Other” represents less than 0.1% weightings in the following security types: Collateralized Loan Obligations, Local Governments–Regional Bonds, Local Governments–US Municipal Bonds, Mortgage Pass-Throughs, Options Purchased–Calls, Options Purchased–Puts, Preferred Stocks, Quasi-Sovereigns and Warrants.

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 15

CONSOLIDATED PORTFOLIO OF INVESTMENTS

February 28, 2019 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 56.1%
Information Technology – 11.9%
Communications Equipment – 0.6%
ARRIS International PLC(a)	48,100	$1,523,808
F5 Networks, Inc.(a)	633	106,433
Finisar Corp.(a)	62,449	1,529,376
Juniper Networks, Inc.	25,012	677,325
Telefonaktiebolaget LM Ericsson – Class B	16,023	146,053

		3,982,995

Electronic Equipment, Instruments & Components – 0.7%
Amphenol Corp. – Class A	45,938	4,316,794
Hitachi Ltd.	9,400	282,567
IPG Photonics Corp.(a)	5,148	798,095

		5,397,456

IT Services – 3.6%
Accenture PLC – Class A	270	43,573
Akamai Technologies, Inc.(a)	10,672	743,411
Amadeus IT Group SA – Class A	13,050	981,651
Amdocs Ltd.	6,967	387,156
Automatic Data Processing, Inc.	16,715	2,557,896
Booz Allen Hamilton Holding Corp.	29,666	1,568,145
Capgemini SE	6,890	823,548
CGI, Inc.(a)	5,204	348,911
Cognizant Technology Solutions Corp. – Class A	34,568	2,453,637
Fidelity National Information Services, Inc.	6,760	731,094
First Data Corp. – Class A(a)	58,627	1,473,883
Goodman Networks, Inc.(a)(b)(c)(d)	3,005	– 0	–
Luxoft Holding, Inc.(a)	12,862	749,726
Mastercard, Inc. – Class A	32,340	7,269,061
Paychex, Inc.	18,510	1,425,640
Total System Services, Inc.	7,890	744,816
Visa, Inc. – Class A	27,188	4,027,087

		26,329,235

Semiconductors & Semiconductor Equipment – 1.5%
ASML Holding NV	6,840	1,251,286
Integrated Device Technology, Inc.(a)	30,794	1,488,274
Intel Corp.	47,121	2,495,528
KLA-Tencor Corp.	6,263	723,343
NXP Semiconductors NV	9,290	848,363
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	24,210	945,400
Texas Instruments, Inc.	7,023	742,893

16 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Versum Materials, Inc.	31,215	$1,529,535
Xilinx, Inc.	6,750	845,775

		10,870,397

Software – 4.4%
Avaya Holdings Corp.(a)	8,861	137,257
Cadence Design Systems, Inc.(a)	15,303	876,097
Check Point Software Technologies Ltd.(a)	12,430	1,520,189
Citrix Systems, Inc.	6,685	705,268
Constellation Software, Inc./Canada	1,526	1,303,098
Fortinet, Inc.(a)	9,898	859,047
Gemalto NV(a)	18,706	1,083,006
Microsoft Corp.	131,548	14,737,323
Nice Ltd.(a)	19,050	2,246,931
Oracle Corp.	48,488	2,527,679
Oracle Corp. Japan	18,300	1,368,635
Red Hat, Inc.(a)	9,195	1,679,007
SAP SE	7,021	751,433
ServiceNow, Inc.(a)	1,060	253,806
Symantec Corp.	32,899	739,899
VMware, Inc. – Class A	4,852	833,622

		31,622,297

Technology Hardware, Storage & Peripherals – 1.1%
Apple, Inc.	33,353	5,775,072
Samsung Electronics Co., Ltd.	56,501	2,261,273
Travelport Worldwide Ltd.	1,124	17,669

		8,054,014

		86,256,394

Financials – 9.3%
Banks – 3.6%
Banco do Brasil SA	11,500	154,919
Bank Leumi Le-Israel BM	85,600	566,139
Bank of America Corp.	1,531	44,522
Bank of China Ltd. – Class A	284,900	163,589
Bank of Communications Co., Ltd. – Class A	59,800	57,237
Blue Hills Bancorp, Inc.	42,663	1,061,455
China CITIC Bank Corp., Ltd.	190,500	186,633
China Everbright Bank Co., Ltd.	266,300	168,435
China Minsheng Banking Corp., Ltd.	111,587	108,973
Chongqing Rural Commercial Bank Co., Ltd. – Class H	281,000	175,805
Citigroup, Inc.	25,644	1,640,703
DBS Group Holdings Ltd.	161,200	2,955,399
DNB ASA	28,577	547,362

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 17

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Fidelity Southern Corp.	4,140	$134,881
Fifth Third Bancorp	26,894	741,737
Hang Seng Bank Ltd.	23,900	591,856
Industrial Bank of Korea	10,544	130,683
JPMorgan Chase & Co.	9,448	985,993
Jyske Bank A/S	66,772	2,614,605
Mebuki Financial Group, Inc.	92,900	252,206
Mitsubishi UFJ Financial Group, Inc.	109,800	569,795
Oversea-Chinese Banking Corp., Ltd.	22,900	186,829
PNC Financial Services Group, Inc. (The)	3,790	477,616
Royal Bank of Canada	25,625	2,002,759
SunTrust Banks, Inc.	23,344	1,514,325
TCF Financial Corp.	63,686	1,458,409
Toronto-Dominion Bank (The)	29,769	1,707,032
Wells Fargo & Co.	78,710	3,926,842
Westpac Banking Corp.	40,870	782,299

		25,909,038

Capital Markets – 3.1%
BinckBank NV	105,178	748,804
BlackRock, Inc. – Class A	2,050	908,601
Cboe Global Markets, Inc.	6,373	611,234
Charles Schwab Corp. (The)	125,370	5,768,274
China Cinda Asset Management Co., Ltd. – Class H	609,000	176,820
China Huarong Asset Management Co., Ltd.(e)	806,000	184,805
CME Group, Inc. – Class A	6,260	1,138,757
Daiwa Securities Group, Inc.	51,200	259,971
Intercontinental Exchange, Inc.	13,910	1,073,156
Investment Technology Group, Inc.	33,476	1,011,979
Julius Baer Group Ltd.(a)	73,878	3,219,009
Korea Investment Holdings Co., Ltd.(a)	2,722	155,753
Macquarie Group Ltd.	3,990	364,306
Moody’s Corp.	8,630	1,494,026
NH Investment & Securities Co., Ltd.(a)	12,933	149,791
Partners Group Holding AG	1,150	830,896
S&P Global, Inc.	10,097	2,023,136
Singapore Exchange Ltd.	439,400	2,544,550

		22,663,868

Consumer Finance – 0.1%
Ally Financial, Inc.	7,550	204,530
Synchrony Financial	9,950	324,469

		528,999

Diversified Financial Services – 0.1%
Berkshire Hathaway, Inc. – Class B(a)	841	169,293
Far East Horizon Ltd.	99,000	110,480
Pargesa Holding SA	8,983	737,001

		1,016,774

18 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Insurance – 2.4%
Admiral Group PLC	20,000	$579,126
Aegon NV	76,406	409,964
Arthur J Gallagher & Co.	18,010	1,445,843
Athene Holding Ltd. – Class A(a)	16,451	732,892
Direct Line Insurance Group PLC	89,910	425,045
Everest Re Group Ltd.	6,592	1,490,517
Fidelity National Financial, Inc.	54,108	1,898,650
Japan Post Holdings Co., Ltd.	24,800	301,467
Jardine Lloyd Thompson Group PLC	59,396	1,503,120
Legal & General Group PLC	154,943	576,563
Lincoln National Corp.	11,363	710,415
Marsh & McLennan Cos., Inc.	6,320	587,886
MetLife, Inc.	7,435	335,988
NN Group NV	45,320	1,972,578
PICC Property & Casualty Co., Ltd. – Class H	152,000	181,928
Poste Italiane SpA(e)	44,623	402,299
Prudential Financial, Inc.	8,558	820,284
Sampo Oyj – Class A	10,690	514,293
Stewart Information Services Corp.	29,655	1,273,089
Swiss Re AG	8,480	838,249

		17,000,196

		67,118,875

Health Care – 8.0%
Biotechnology – 1.5%
Amgen, Inc.	3,893	739,982
Celgene Corp.(a)	59,109	4,913,140
Gilead Sciences, Inc.	58,760	3,820,575
Spark Therapeutics, Inc.(a)	4,403	498,860
Vertex Pharmaceuticals, Inc.(a)	3,080	581,350

		10,553,907

Health Care Equipment & Supplies – 1.6%
Abbott Laboratories	89,869	6,975,632
Baxter International, Inc.	10,858	811,418
Koninklijke Philips NV	11,693	465,290
Medtronic PLC	10,333	935,137
ResMed, Inc.	268	27,451
Stryker Corp.	1,210	228,097
West Pharmaceutical Services, Inc.	18,523	1,940,284

		11,383,309

Health Care Providers & Services – 1.2%
Anthem, Inc.	19,740	5,936,410
Centene Corp.(a)	11,002	669,912
CVS Health Corp.	774	44,760
Humana, Inc.	1,186	338,057

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 19

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

McKesson Corp.	5,951	$756,729
UnitedHealth Group, Inc.	3,893	942,963

		8,688,831

Life Sciences Tools & Services – 0.8%
IQVIA Holdings, Inc.(a)	33,287	4,663,509
Pacific Biosciences of California, Inc.(a)	103,085	753,551
Sartorius Stedim Biotech	3,475	408,751

		5,825,811

Pharmaceuticals – 2.9%
Astellas Pharma, Inc.	48,800	756,625
Bausch Health Cos., Inc.(a)	13,200	313,562
Bristol-Myers Squibb Co.	18,510	956,227
BTG PLC(a)	23,345	257,927
Eli Lilly & Co.	7,958	1,005,016
Endo International PLC(a)	3,078	33,827
Horizon Pharma PLC(a)	1,435	41,629
Johnson & Johnson	7,577	1,035,321
Merck & Co., Inc.	39,418	3,204,290
Novo Nordisk A/S – Class B	21,520	1,055,031
Pfizer, Inc.	62,296	2,700,532
Roche Holding AG	15,526	4,308,841
Sanofi	11,981	999,088
UCB SA	4,608	386,061
Zoetis, Inc.	45,990	4,333,637

		21,387,614

		57,839,472

Consumer Discretionary – 6.8%
Auto Components – 0.6%
Aptiv PLC	48,460	4,027,511
Atd New Holdings, Inc.(a)(b)(c)	2,609	46,962

		4,074,473

Automobiles – 0.0%
BAIC Motor Corp., Ltd.(e)	133,500	84,857

Diversified Consumer Services – 0.8%
H&R Block, Inc.	27,729	669,655
Laureate Education, Inc. – Class A(a)	3,231	49,402
Service Corp. International/US	97,183	4,017,545
Sotheby’s(a)	29,566	1,297,061

		6,033,663

Hotels, Restaurants & Leisure – 1.8%
Aristocrat Leisure Ltd.	60,970	1,065,019
Caesars Entertainment Corp.(a)	5,492	47,341
Choice Hotels International, Inc.	7,129	569,179
Compass Group PLC	80,008	1,766,979

20 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

eDreams ODIGEO SA(a)	29,487	$93,912
Las Vegas Sands Corp.	29,452	1,809,236
McDonald’s Corp.	6,880	1,264,819
Starbucks Corp.	91,868	6,454,646

		13,071,131

Household Durables – 0.1%
Auto Trader Group PLC(e)	100,510	634,514
Hovnanian Enterprises, Inc. – Class A(a)	7,965	5,393

		639,907

Internet & Direct Marketing Retail – 1.0%
Amazon.com, Inc.(a)	1,075	1,762,817
Booking Holdings, Inc.(a)	2,742	4,653,284
Nutrisystem, Inc.	28,494	1,233,220

		7,649,321

Media – 0.2%
Clear Channel Outdoor Holdings, Inc. – Class A(a)	7,440	40,771
Tribune Media Co. – Class A	32,438	1,499,609

		1,540,380

Multiline Retail – 0.3%
Dollar General Corp.	11,400	1,350,444
Lotte Shopping Co., Ltd.	801	135,954
Next PLC	8,032	541,706

		2,028,104

Specialty Retail – 1.7%
AutoZone, Inc.(a)	1,130	1,061,036
Home Depot, Inc. (The)	12,027	2,226,678
O’Reilly Automotive, Inc.(a)	2,256	839,142
Ross Stores, Inc.	19,937	1,890,626
TJX Cos., Inc. (The)	31,330	1,606,916
Ulta Salon Cosmetics & Fragrance, Inc.(a)	14,628	4,571,104

		12,195,502

Textiles, Apparel & Luxury Goods – 0.3%
Samsonite International SA(a)(e)	659,700	1,960,490

		49,277,828

Industrials – 5.7%
Aerospace & Defense – 1.3%
Arconic, Inc.	34,769	642,879
BAE Systems PLC	96,250	593,446
Boeing Co. (The)	4,190	1,843,432
Esterline Technologies Corp.(a)	9,814	1,194,855
Harris Corp.	4,660	768,574
L3 Technologies, Inc.	7,382	1,563,138

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 21

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Raytheon Co.	12,120	$2,260,380
Spirit AeroSystems Holdings, Inc. – Class A	8,491	838,911

		9,705,615

Air Freight & Logistics – 0.1%
CH Robinson Worldwide, Inc.	5,956	538,303
Hyundai Glovis Co., Ltd.	1,068	132,295

		670,598

Airlines – 0.2%
Qantas Airways Ltd.	207,000	841,571
United Continental Holdings, Inc.(a)	8,070	708,627

		1,550,198

Building Products – 0.8%
Allegion PLC	45,248	4,070,510
Lennox International, Inc.	530	129,983
LIXIL Group Corp.	18,700	253,343
USG Corp.	34,497	1,487,166

		5,941,002

Commercial Services & Supplies – 0.5%
Republic Services, Inc. – Class A	10,530	825,868
Secom Co., Ltd.	28,400	2,456,580
Toppan Printing Co., Ltd.	16,700	266,014

		3,548,462

Construction & Engineering – 0.1%
Daelim Industrial Co., Ltd.	1,826	151,739
GS Engineering & Construction Corp.	4,040	153,641
Obayashi Corp.	28,500	277,799
Willscot Corp.(c)(d)	1,235	12,585

		595,764

Consumer Cyclical - Automotive – 0.0%
Exide Technologies(a)(b)(d)(f)	2,460	172
Exide Technologies/Old(a)(b)(d)(f)	1,244	87

		259

Electrical Equipment – 0.0%
Emerson Electric Co.	1,156	78,781

Industrial Conglomerates – 0.0%
SK Holdings Co., Ltd.	672	162,821

Machinery – 0.9%
Dover Corp.	39,070	3,537,007
Kone Oyj – Class B(g)	27,610	1,348,983
Mitsubishi Heavy Industries Ltd.	7,500	305,853
PACCAR, Inc.	11,560	783,768
Stanley Black & Decker, Inc.	5,708	755,911
Weichai Power Co., Ltd. – Class H	110,000	153,146

		6,884,668

22 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Professional Services – 1.5%
Experian PLC	31,390	$816,600
RELX PLC	153,142	3,515,290
Robert Half International, Inc.	10,960	747,362
Verisk Analytics, Inc. – Class A(a)	34,270	4,332,756
Wolters Kluwer NV	18,190	1,198,656

		10,610,664

Road & Rail – 0.1%
ALD SA(e)	43,783	631,738

Trading Companies & Distributors – 0.0%
Emeco Holdings Ltd.(a)	4,397	6,661

Transportation Infrastructure – 0.2%
Airports of Thailand PCL	71,900	154,010
Flughafen Zurich AG	5,443	969,046
Zhejiang Expressway Co., Ltd. – Class H	154,000	160,719

		1,283,775

		41,671,006

Communication Services – 5.6%
Diversified Telecommunication Services – 0.9%
China Communications Services Corp., Ltd. – Class H	190,000	191,144
Elisa Oyj	9,356	392,582
HKT Trust & HKT Ltd. – Class SS	1,356,000	2,117,846
LG Uplus Corp.	9,547	127,146
Nippon Telegraph & Telephone Corp.	37,400	1,616,527
Spark New Zealand Ltd.	102,876	261,157
Telenor ASA	20,515	400,080
TELUS Corp.	16,830	611,326
Verizon Communications, Inc.	14,101	802,629

		6,520,437

Entertainment – 0.4%
Daiichikosho Co., Ltd.	12,600	622,567
Live Nation Entertainment, Inc.(a)	12,631	714,409
NCSoft Corp.	353	144,739
Netflix, Inc.(a)	703	251,744
Twenty-First Century Fox, Inc. – Class B	12,380	620,981
Viacom, Inc. – Class B	23,725	693,245

		3,047,685

Interactive Media & Services – 2.2%
Alphabet, Inc. – Class A(a)	837	942,922
Alphabet, Inc. – Class C(a)	9,075	10,163,274
Autohome, Inc. (ADR)(a)(g)	6,560	616,968
Facebook, Inc. – Class A(a)	26,740	4,317,173
Twitter, Inc.(a)	3,170	97,573

		16,137,910

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 23

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Media – 1.0%
CBS Corp. – Class B	14,198	$712,881
Charter Communications, Inc. – Class A(a)	193	66,568
Comcast Corp. – Class A	32,438	1,254,377
DISH Network Corp. – Class A(a)	609	19,799
Multichoice Group Ltd.	12,910	96,227
Naspers Ltd. – Class N	12,910	2,784,287
Omnicom Group, Inc.	11,130	842,541
Quebecor, Inc. – Class B	40,290	978,815

		6,755,495

Wireless Telecommunication Services – 1.1%
China Mobile Ltd.	124,000	1,309,746
DiGi.Com Bhd	147,100	164,233
Globe Telecom, Inc.	4,160	152,620
KDDI Corp.	100,800	2,436,304
Millicom International Cellular SA	11,028	663,730
SK Telecom Co., Ltd.	603	139,662
SoftBank Group Corp.	22,800	2,115,710
Sprint Corp.(a)	189,563	1,203,725

		8,185,730

		40,647,257

Consumer Staples – 2.8%
Beverages – 0.3%
Ambev SA	114,900	527,063
Coca-Cola Amatil Ltd.	47,456	268,342
PepsiCo, Inc.	5,830	674,181
Wuliangye Yibin Co., Ltd. – Class A	75,190	803,102

		2,272,688

Food & Staples Retailing – 0.9%
Casino Guichard Perrachon SA	6,020	318,338
Colruyt SA	3,817	272,247
Dairy Farm International Holdings Ltd.	18,300	163,808
Empire Co., Ltd. – Class A	13,972	324,575
Koninklijke Ahold Delhaize NV	58,444	1,506,232
Kroger Co. (The)	25,720	754,368
Seven & i Holdings Co., Ltd.(g)	11,100	488,529
Southeastern Grocers, Inc. Npv(a)(b)(c)(d)	2,013	71,461
Sysco Corp.	11,220	757,911
Walgreens Boots Alliance, Inc.	10,305	733,613
Walmart, Inc.	14,650	1,450,203

		6,841,285

Food Products – 0.3%
Danone SA	9,315	703,555
Marine Harvest ASA(a)(g)	17,245	397,964

24 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Nestle Malaysia Bhd	4,300	$156,265
Salmar ASA	18,950	907,829

		2,165,613

Household Products – 0.3%
Kimberly-Clark Corp.	718	83,884
Procter & Gamble Co. (The)	24,150	2,379,982

		2,463,866

Personal Products – 0.3%
L’Oreal SA	4,942	1,246,420
Unilever PLC	11,570	615,962

		1,862,382

Tobacco – 0.7%
Altria Group, Inc.	15,326	803,236
British American Tobacco PLC	33,424	1,225,427
Imperial Brands PLC	27,900	929,693
KT&G Corp.	1,770	165,932
Philip Morris International, Inc.	20,256	1,761,057

		4,885,345

		20,491,179

Energy – 2.0%
Energy Equipment & Services – 0.1%
Helmerich & Payne, Inc.	12,490	676,958

Oil, Gas & Consumable Fuels – 1.9%
Berry Petroleum Corp.	9,528	121,291
BP PLC	30,721	217,790
CHC Group LLC(a)(f)	2,966	148
Chevron Corp.	5,027	601,129
Denbury Resources, Inc.(a)	2,348	4,508
Encana Corp.	213,272	1,546,214
Equinor ASA	39,680	892,481
Exxon Mobil Corp.	3,422	270,441
Galp Energia SGPS SA	9,687	158,823
Gazprom PJSC (Sponsored ADR)	33,560	158,403
GS Holdings Corp.	3,130	149,060
Halcon Resources Corp.(a)(g)	579	869
HollyFrontier Corp.	8,418	431,002
K2016470219 South Africa Ltd. – Series A(a)(b)(c)(d)	465,862	– 0	–
K2016470219 South Africa Ltd. – Series B(a)(b)(c)(d)	73,623	– 0	–
Kinder Morgan, Inc./DE	36,500	699,340
LUKOIL PJSC (Sponsored ADR)	17,354	1,449,927
Marathon Petroleum Corp.	6,921	429,171
Paragon Litigation – Class A(b)(c)	649	528
Paragon Litigation – Class B(b)(c)	974	34,821

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 25

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Peabody Energy Corp.	1,456	$44,918
Petroleo Brasileiro SA	8,900	70,752
Phillips 66	4,780	460,601
Roan Resources, Inc.(a)	99	769
Royal Dutch Shell PLC – Class B	123,696	3,880,375
Tervita Corp.(a)	62,228	334,323
TOTAL SA	16,944	964,430
Triangle Petroleum Corp.(a)	7,408	122
Valero Energy Corp.	6,221	507,385
Vantage Drilling International(a)(b)(c)	200	51,200

		13,480,821

		14,157,779

Materials – 1.6%
Chemicals – 1.0%
BASF SE	33,409	2,542,997
CF Industries Holdings, Inc.	8,388	353,974
Covestro AG(e)	5,290	301,198
Ecolab, Inc.	15,740	2,658,643
Indorama Ventures PCL	90,700	148,229
Ingevity Corp.(a)	2	230
Methanex Corp.	4,296	241,806
Mitsubishi Chemical Holdings Corp.	31,900	235,907
Sinopec Shanghai Petrochemical Co., Ltd.	213,400	175,992
Sinopec Shanghai Petrochemical Co., Ltd. – Class H	280,000	141,959
Sumitomo Chemical Co., Ltd.	52,800	262,534

		7,063,469

Containers & Packaging – 0.2%
Bemis Co., Inc.	28,467	1,505,904
RPC Group PLC	11,207	117,467
Westrock Co.	16	598

		1,623,969

Metals & Mining – 0.3%
Artsonig Pty Ltd.(b)(c)(d)	51,133	767
BHP Group Ltd.	7,580	200,198
Cia Siderurgica Nacional SA(a)	56,300	196,053
Constellium NV – Class A(a)	8,939	84,563
Goldcorp, Inc.	142,046	1,497,165
Maanshan Iron & Steel Co., Ltd. – Class H	342,000	162,873
Neenah Enterprises, Inc.(a)(b)(c)(d)	10,896	32,797

		2,174,416

Paper & Forest Products – 0.1%
Mondi PLC	23,549	539,100

		11,400,954

26 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Utilities – 1.2%
Electric Utilities – 0.7%
CEZ AS	6,466	$156,653
EDP – Energias de Portugal SA	310,750	1,139,365
Electricite de France SA	24,190	351,198
Enel SpA	75,480	456,438
Exelon Corp.	16,838	818,158
Manila Electric Co.	23,630	167,940
Orsted A/S(e)	5,920	429,697
PPL Corp.	23,666	761,335
Red Electrica Corp. SA	9,760	210,866
Terna Rete Elettrica Nazionale SpA	63,052	392,260

		4,883,910

Gas Utilities – 0.1%
Tokyo Gas Co., Ltd.	28,800	793,928

Independent Power and Renewable Electricity Producers – 0.1%
AES Corp./VA	45,645	786,463

Multi-Utilities – 0.2%
Ameren Corp.	9,660	688,179
CenterPoint Energy, Inc.	24,008	723,601

		1,411,780

Water Utilities – 0.1%
Guangdong Investment Ltd.	584,000	1,119,472

		8,995,553

Real Estate – 1.2%
Equity Real Estate Investment Trusts (REITs) – 0.7%
Fibra Uno Administracion SA de CV	115,701	160,757
Host Hotels & Resorts, Inc.	38,817	761,201
InfraREIT, Inc.	25,773	550,254
Lamar Advertising Co. – Class A	6,030	467,747
Merlin Properties Socimi SA	78,170	1,012,580
National Retail Properties, Inc.	5,696	296,762
Nippon Building Fund, Inc.	193	1,256,696
Stockland	109,900	273,327

		4,779,324

Real Estate Management & Development – 0.5%
Agile Group Holdings Ltd.	124,000	154,952
Aroundtown SA	42,879	360,051
CBRE Group, Inc. – Class A(a)	38,702	1,925,812
Guangzhou R&F Properties Co., Ltd. – Class H	80,800	151,076

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 27

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Nomura Real Estate Holdings, Inc.		13,900	$263,425
Vonovia SE		21,980	1,063,863

			3,919,179

			8,698,503

Total Common Stocks (cost $364,274,042)			406,554,800

INVESTMENT COMPANIES – 7.0%
Funds and Investment Trusts – 7.0%(h)
iShares iBoxx High Yield Corporate Bond ETF(g)		127,590	10,940,842
iShares JP Morgan USD Emerging Markets Bond ETF		6,100	664,107
iShares Russell 2000 ETF		591	92,657
VanEck Vectors JP Morgan EM Local Currency Bond ETF – Class E		93,525	3,192,008
Vanguard Global ex-U.S. Real Estate ETF		295,083	16,802,026
Vanguard Real Estate ETF		229,947	19,313,249

Total Investment Companies (cost $50,093,778)			51,004,889

		Principal Amount (000)
CORPORATES – NON-INVESTMENT GRADE – 6.0%
Industrial – 4.8%
Basic – 0.4%
AK Steel Corp. 7.00%, 3/15/27	$	133	112,235
CF Industries, Inc. 3.45%, 6/01/23		78	75,498
5.375%, 3/15/44		53	46,389
Cleveland-Cliffs, Inc. 5.75%, 3/01/25		101	98,654
Commercial Metals Co. 5.375%, 7/15/27		140	132,124
Constellium NV 5.75%, 5/15/24(e)		250	245,612
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/01/26		102	102,362
Eldorado Gold Corp. 6.125%, 12/15/20(e)		102	99,080
ERP Iron Ore, LLC 9.039%, 12/31/19(a)(b)(c)(d)(i)(j)		17	17,028

28 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Freeport-McMoRan, Inc. 3.55%, 3/01/22	$	204	$201,685
3.875%, 3/15/23		186	182,843
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/23(e)		100	100,010
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/22(e)		301	317,746
Kraton Polymers LLC/Kraton Polymers Capital Corp. 5.25%, 5/15/26(e)	EUR	100	113,536
Magnetation LLC/Mag Finance Corp. 11.00%, 5/15/18(a)(b)(k)(l)	$	146	1
Momentive Performance Materials, Inc. 3.88%, 10/24/21		85	91,708
8.875%, 10/15/20(a)(b)(d)(f)		85	– 0	–
OCI NV 5.00%, 4/15/23(e)	EUR	100	120,001
Pactiv LLC 7.95%, 12/15/25	$	60	58,693
Peabody Energy Corp. 6.00%, 3/31/22(e)		13	12,883
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.125%, 7/15/23(e)		152	151,974
Sealed Air Corp. 6.875%, 7/15/33(e)		170	177,269
SPCM SA 4.875%, 9/15/25(e)		142	139,010
Starfruit Finco BV/Starfruit US Holdco LLC 8.00%, 10/01/26(e)		150	149,571
United States Steel Corp. 6.25%, 3/15/26		36	34,150
6.875%, 8/15/25		103	101,918
Valvoline, Inc. 5.50%, 7/15/24		17	17,059
WR Grace & Co.-Conn 5.625%, 10/01/24(e)		23	23,582

			2,922,621

Capital Goods – 0.3%
ARD Finance SA 7.125% (7.125% Cash or 7.875% PIK), 9/15/23(j)		200	200,622
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 7.25%, 5/15/24(e)		7	7,372

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 29

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ball Corp. 4.375%, 12/15/20	$	88	$89,536
5.00%, 3/15/22		142	147,863
BBA US Holdings, Inc. 5.375%, 5/01/26(e)		50	50,929
Bombardier, Inc. 5.75%, 3/15/22(e)		364	365,136
7.50%, 3/15/25(e)(g)		22	22,187
BWAY Holding Co. 4.75%, 4/15/24(e)	EUR	105	120,975
7.25%, 4/15/25(e)(g)	$	140	132,818
Clean Harbors, Inc. 5.125%, 6/01/21		120	120,685
Cleaver-Brooks, Inc. 7.875%, 3/01/23(e)		65	63,700
Colfax Corp. 6.00%, 2/15/24(e)		23	23,794
6.375%, 2/15/26(e)		24	25,015
Gates Global LLC/Gates Global Co. 6.00%, 7/15/22(e)		49	49,381
GFL Environmental, Inc. 5.625%, 5/01/22(e)		157	151,638
Hulk Finance Corp. 7.00%, 6/01/26(e)		8	7,611
JELD-WEN, Inc. 4.625%, 12/15/25(e)		17	15,989
4.875%, 12/15/27(e)		23	21,439
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/22(e)		47	48,851
Stevens Holding Co., Inc. 6.125%, 10/01/26(e)		18	18,454
TransDigm UK Holdings PLC 6.875%, 5/15/26(e)		265	258,136
TransDigm, Inc. 6.50%, 7/15/24		145	146,457

			2,088,588

Communications - Media – 0.5%
Altice Financing SA 6.625%, 2/15/23(e)		162	166,327
7.50%, 5/15/26(e)		285	275,743
Altice France SA/France 7.375%, 5/01/26(e)		450	441,387
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125%, 2/15/23-5/01/27(e)		223	223,614
5.25%, 9/30/22		15	15,160

30 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.375%, 5/01/25(e)	$	30	$30,444
5.875%, 5/01/27(e)		48	49,530
CSC Holdings LLC 5.375%, 2/01/28(e)		200	196,536
6.625%, 10/15/25(e)		6	6,758
10.875%, 10/15/25(e)		236	273,666
DISH DBS Corp. 5.00%, 3/15/23(g)		38	34,054
5.875%, 11/15/24		20	16,853
6.75%, 6/01/21		69	70,459
Gray Television, Inc. 5.125%, 10/15/24(e)		150	148,945
5.875%, 7/15/26(e)		85	85,940
iHeartCommunications, Inc. 6.875%, 6/15/18(a)(b)(c)(k)		121	12,666
9.00%, 12/15/19(a)(i)		175	122,478
11.25%, 3/01/21(a)(e)(i)		25	15,398
Meredith Corp. Co. Guar 6.875%, 2/01/26		203	209,658
Netflix, Inc. 4.875%, 4/15/28		336	327,805
Radiate Holdco LLC/Radiate Finance, Inc. 6.625%, 2/15/25(e)		43	40,090
6.875%, 2/15/23(e)		60	57,692
RR Donnelley & Sons Co. 7.875%, 3/15/21		70	72,057
Sinclair Television Group, Inc. 5.125%, 2/15/27(e)		150	140,594
6.125%, 10/01/22		41	41,925
TEGNA, Inc. 5.125%, 7/15/20		62	61,981
UPC Holding BV 5.50%, 1/15/28(e)		217	220,771
Ziggo Bond Co. BV 5.875%, 1/15/25(e)		44	42,762
Ziggo BV 5.50%, 1/15/27(e)		268	257,992

			3,659,285

Communications - Telecommunications – 0.4%
C&W Senior Financing DAC 6.875%, 9/15/27(e)		200	196,418
CB T-Mobile USA, Inc. 6.50%, 1/15/24-1/15/26(a)(b)(c)(d)		150	– 0	–
CenturyLink, Inc. Series S 6.45%, 6/15/21		63	65,146
Series T 5.80%, 3/15/22		93	95,282

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 31

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Embarq Corp. 7.995%, 6/01/36	$	178	$172,502
Frontier Communications Corp. 7.125%, 1/15/23		155	93,369
7.625%, 4/15/24		133	77,085
7.875%, 1/15/27		31	15,819
8.75%, 4/15/22(g)		64	43,498
11.00%, 9/15/25		131	83,873
Hughes Satellite Systems Corp. 6.50%, 6/15/19		71	71,457
7.625%, 6/15/21		47	50,166
Intelsat Jackson Holdings SA 5.50%, 8/01/23		268	244,897
8.00%, 2/15/24(e)		25	25,883
9.50%, 9/30/22(e)		107	124,134
9.75%, 7/15/25(e)		147	153,025
Level 3 Financing, Inc. 5.25%, 3/15/26		164	161,521
Level 3 Parent LLC 5.75%, 12/01/22		18	18,603
Qwest Corp. 6.75%, 12/01/21		123	130,842
6.875%, 9/15/33		27	26,414
Sable International Finance Ltd. 6.875%, 8/01/22(e)		102	106,173
Sprint Capital Corp. 6.875%, 11/15/28		150	148,270
Sprint Communications, Inc. 7.00%, 3/01/20(e)		149	153,668
T-Mobile USA, Inc. 6.50%, 1/15/24-1/15/26		152	157,961
Telecom Italia Capital SA 6.375%, 11/15/33		136	127,779
7.20%, 7/18/36		148	148,527
7.721%, 6/04/38		68	69,819
Zayo Group LLC/Zayo Capital, Inc. 5.75%, 1/15/27(e)		205	198,821

			2,960,952

Consumer Cyclical - Automotive – 0.2%
American Axle & Manufacturing, Inc. 6.25%, 4/01/25(g)		125	124,822
BCD Acquisition, Inc. 9.625%, 9/15/23(e)		245	258,292
Cooper-Standard Automotive, Inc. 5.625%, 11/15/26(e)		87	77,774
Dana, Inc. 5.50%, 12/15/24		33	32,818

32 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Exide Technologies 7.00%, 4/30/25(b)(j)(l)(m)	$	244	$126,978
11.00% (11.00% Cash or 7.00% PIK), 4/30/22(b)(j)(l)		89	70,561
IHO Verwaltungs GmbH 4.125% (4.125% Cash or 4.875% PIK), 9/15/21(e)(j)		142	140,317
Meritor, Inc. 6.25%, 2/15/24		69	70,394
Navistar International Corp. 6.625%, 11/01/25(e)		132	136,206
Tenneco, Inc. 5.00%, 7/15/26		167	142,925
Titan International, Inc. 6.50%, 11/30/23		144	134,257

			1,315,344

Consumer Cyclical - Entertainment – 0.0%
AMC Entertainment Holdings, Inc. 5.75%, 6/15/25(g)		10	9,647
5.875%, 11/15/26		162	145,904
National CineMedia LLC 5.75%, 8/15/26		33	30,473

			186,024

Consumer Cyclical - Other – 0.4%
Beazer Homes USA, Inc. 5.875%, 10/15/27		88	76,769
6.75%, 3/15/25		64	59,721
8.75%, 3/15/22		155	162,367
Caesars Entertainment Corp. 5.00%, 10/01/24(b)(m)		26	37,697
Cirsa Finance International SARL 6.25%, 12/20/23(e)	EUR	110	131,669
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/25(e)	$	173	167,492
International Game Technology PLC 6.50%, 2/15/25(e)		200	212,858
K. Hovnanian Enterprises, Inc. 5.00%, 11/01/21		103	81,730
10.00%, 7/15/22(e)		220	175,980
10.50%, 7/15/24(e)		219	152,744
KB Home 7.00%, 12/15/21		54	57,155
7.50%, 9/15/22		25	26,920
8.00%, 3/15/20		14	14,753

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 33

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Lennar Corp. 4.50%, 11/15/19	$	148	$149,021
6.25%, 12/15/21		55	57,877
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 9/15/26(e)		151	156,193
MDC Holdings, Inc. 5.50%, 1/15/24		14	14,472
5.625%, 2/01/20		57	57,706
6.00%, 1/15/43		270	230,491
Meritage Homes Corp. 7.00%, 4/01/22		11	11,331
PulteGroup, Inc. 5.00%, 1/15/27		21	20,511
6.00%, 2/15/35		130	118,490
7.875%, 6/15/32		151	163,019
Shea Homes LP/Shea Homes Funding Corp. 5.875%, 4/01/23(e)		18	17,133
6.125%, 4/01/25(e)		146	136,812
Standard Industries, Inc./NJ 6.00%, 10/15/25(e)		74	77,653
Stars Group Holdings BV/Stars Group US Co-Borrower LLC 7.00%, 7/15/26(e)		122	124,713
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 5/15/25(e)		197	194,864
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.625%, 3/01/24(e)		183	180,581
Toll Brothers Finance Corp. 4.875%, 3/15/27		27	26,415
5.875%, 2/15/22		86	89,970

			3,185,107

Consumer Cyclical - Restaurants – 0.1%
Golden Nugget, Inc. 8.75%, 10/01/25(e)		140	144,262
IRB Holding Corp. 6.75%, 2/15/26(e)		247	233,064

			377,326

Consumer Cyclical - Retailers – 0.1%
JC Penney Corp., Inc. 6.375%, 10/15/36		37	13,802
L Brands, Inc. 6.875%, 11/01/35		142	122,226
7.00%, 5/01/20		106	110,277

34 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

PetSmart, Inc. 7.125%, 3/15/23(e)	$	154	$105,094
Sonic Automotive, Inc. 5.00%, 5/15/23		135	127,996
6.125%, 3/15/27		47	42,249
William Carter Co. (The) 5.625%, 3/15/27(e)		44	44,000

			565,644

Consumer Non-Cyclical – 0.6%
Acadia Healthcare Co., Inc. 5.625%, 2/15/23		139	137,973
Air Medical Group Holdings, Inc. 6.375%, 5/15/23(e)(g)		85	71,917
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC 5.75%, 3/15/25		60	56,696
6.625%, 6/15/24		213	213,666
Aveta, Inc. 10.50%, 3/01/21(a)(b)(d)(l)		1,149	– 0	–
Bausch Health Americas, Inc. 8.50%, 1/31/27(e)		19	19,736
Bausch Health Cos., Inc. 5.50%, 3/01/23(e)		152	151,710
5.625%, 12/01/21(e)		140	140,214
5.875%, 5/15/23(e)		190	189,430
Catalent Pharma Solutions, Inc. 4.875%, 1/15/26(e)		55	54,405
CHS/Community Health Systems, Inc. 6.25%, 3/31/23		134	128,962
8.125%, 6/30/24(e)		97	80,911
DaVita, Inc. 5.00%, 5/01/25		150	144,844
Diamond BC BV 5.625%, 8/15/25(e)	EUR	123	126,772
Endo Finance LLC 5.75%, 1/15/22(e)(g)	$	174	162,700
Endo Finance LLC/Endo Finco, Inc. 5.375%, 1/15/23(e)		28	23,112
Envision Healthcare Corp. 8.75%, 10/15/26(e)(g)		20	18,048
First Quality Finance Co., Inc. 4.625%, 5/15/21(e)		233	233,595
Hadrian Merger Sub, Inc. 8.50%, 5/01/26(e)		98	90,167
Kinetic Concepts, Inc./KCI USA, Inc. 7.875%, 2/15/21(e)		118	120,965

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 35

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Lamb Weston Holdings, Inc. 4.625%, 11/01/24(e)	$	140	$140,698
Mallinckrodt International Finance SA 4.75%, 4/15/23(g)		2	1,626
Mallinckrodt International Finance SA/ Mallinckrodt CB LLC 5.50%, 4/15/25(e)(g)		52	42,047
5.625%, 10/15/23(e)(g)		78	68,302
5.75%, 8/01/22(e)(g)		305	286,530
MEDNAX, Inc. 5.25%, 12/01/23(e)		24	24,354
MPH Acquisition Holdings LLC 7.125%, 6/01/24(e)		140	140,360
Post Holdings, Inc. 5.00%, 8/15/26(e)		250	240,615
5.625%, 1/15/28(e)		105	101,885
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/26(e)(g)		328	337,102
Spectrum Brands, Inc. 5.75%, 7/15/25		140	137,001
6.625%, 11/15/22(g)		26	26,864
Sunshine Mid BV 6.50%, 5/15/26(e)	EUR	103	115,699
Tenet Healthcare Corp. 4.50%, 4/01/21	$	47	48,194
6.75%, 6/15/23(g)		84	86,087
8.125%, 4/01/22		369	393,570
Vizient, Inc. 10.375%, 3/01/24(e)		87	94,440

			4,451,197

Energy – 1.1%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 7.875%, 12/15/24		56	17,876
Antero Resources Corp. 5.125%, 12/01/22		114	114,147
Berry Petroleum Co. LLC 6.375%, 9/15/22(a)(b)(c)(d)		135	– 0	–
7.00%, 2/15/26(e)		71	71,053
Bruin E&P Partners LLC 8.875%, 8/01/23(e)		124	121,190
California Resources Corp. 5.50%, 9/15/21		45	36,275
8.00%, 12/15/22(e)(g)		418	334,057
Carrizo Oil & Gas, Inc. 6.25%, 4/15/23(g)		58	57,197
8.25%, 7/15/25		169	176,343

36 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Cheniere Corpus Christi Holdings LLC 5.875%, 3/31/25	$81	$86,662
Cheniere Energy Partners LP 5.25%, 10/01/25	110	111,609
Chesapeake Energy Corp. 6.125%, 2/15/21	199	203,543
6.875%, 11/15/20	1	1,464
8.00%, 6/15/27(g)	110	108,872
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/25(e)	41	38,216
Denbury Resources, Inc. 7.50%, 2/15/24(e)	104	93,061
9.25%, 3/31/22(e)	63	63,488
Diamond Offshore Drilling, Inc. 4.875%, 11/01/43	367	231,426
7.875%, 8/15/25(g)	43	40,644
Energy Transfer LP 4.25%, 3/15/23	108	109,391
7.50%, 10/15/20	152	161,794
Ensco PLC 4.50%, 10/01/24(g)	16	12,676
5.20%, 3/15/25(g)	220	171,306
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75%, 9/01/22	357	142,232
9.375%, 5/01/24(e)	100	47,205
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 6/15/24	51	47,427
6.25%, 5/15/26	159	147,918
6.50%, 10/01/25	42	40,306
6.75%, 8/01/22	26	26,604
Gulfport Energy Corp. 6.00%, 10/15/24	54	49,024
6.375%, 5/15/25-1/15/26	280	246,882
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 5.625%, 2/15/26(e)	197	197,985
HighPoint Operating Corp. 7.00%, 10/15/22(g)	81	77,654
8.75%, 6/15/25	26	25,297
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 10/01/25(e)	240	238,038
Indigo Natural Resources LLC 6.875%, 2/15/26(e)	135	117,670

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 37

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Murphy Oil Corp. 5.875%, 12/01/42	$51	$43,732
Murphy Oil USA, Inc. 5.625%, 5/01/27	6	5,726
6.00%, 8/15/23	109	111,759
Nabors Industries, Inc. 4.625%, 9/15/21(g)	139	136,132
5.50%, 1/15/23(g)	228	214,576
5.75%, 2/01/25	34	30,112
Nine Energy Service, Inc. 8.75%, 11/01/23(e)	68	68,015
Noble Holding International Ltd. 7.75%, 1/15/24(g)	196	174,440
7.95%, 4/01/25	48	42,540
Parkland Fuel Corp. 6.00%, 4/01/26(e)	142	139,579
PDC Energy, Inc. 5.75%, 5/15/26	217	209,279
Precision Drilling Corp. 7.125%, 1/15/26(e)	105	103,339
QEP Resources, Inc. 5.25%, 5/01/23	60	57,865
5.375%, 10/01/22	81	80,486
Range Resources Corp. 4.875%, 5/15/25(g)	27	25,083
5.00%, 8/15/22-3/15/23	220	216,026
5.875%, 7/01/22	13	13,138
Rowan Cos., Inc. 4.75%, 1/15/24	160	128,800
5.85%, 1/15/44	86	56,190
Sanchez Energy Corp. 7.25%, 2/15/23(e)(g)	103	89,038
SandRidge Energy, Inc. 7.50%, 2/15/23(a)(b)(c)(d)	69	– 0	–
8.125%, 10/15/22(b)(c)(d)	113	– 0	–
SemGroup Corp. 6.375%, 3/15/25(g)	78	73,418
7.25%, 3/15/26	70	67,736
SemGroup Corp./Rose Rock Finance Corp. 5.625%, 11/15/23	29	27,048
SM Energy Co. 5.00%, 1/15/24	176	165,628
5.625%, 6/01/25(g)	15	14,100
6.625%, 1/15/27(g)	98	93,443
Southern Star Central Corp. 5.125%, 7/15/22(e)	85	84,340

38 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

SRC Energy, Inc. 6.25%, 12/01/25	$	106	$96,455
Sunoco LP/Sunoco Finance Corp. 5.50%, 2/15/26		180	178,675
5.875%, 3/15/28		136	134,543
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.25%, 11/15/23		45	44,829
5.875%, 4/15/26(e)		112	116,607
Transocean Phoenix 2 Ltd. 7.75%, 10/15/24(e)		121	127,054
Transocean Pontus Ltd. 6.125%, 8/01/25(e)		61	62,208
Transocean, Inc. 6.80%, 3/15/38		154	116,318
7.50%, 1/15/26(e)		103	99,186
9.00%, 7/15/23(e)		24	24,876
Vantage Drilling International 7.50%, 11/01/19(a)(b)(c)(d)		111	– 0	–
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.75%, 4/15/23(e)		246	199,506
Weatherford International LLC 9.875%, 3/01/25		114	81,212
Weatherford International Ltd. 5.875%, 7/01/21(m)		88	67,382
7.75%, 6/15/21(g)		102	91,013
9.875%, 2/15/24		50	36,081
Whiting Petroleum Corp. 1.25%, 4/01/20(m)		67	64,634
5.75%, 3/15/21		38	38,458
6.25%, 4/01/23(g)		42	42,018
6.625%, 1/15/26(g)		125	122,475
WPX Energy, Inc. 5.75%, 6/01/26		65	65,569

			8,047,199

Other Industrial – 0.1%
Algeco Global Finance PLC 8.00%, 2/15/23(e)		200	199,672
American Builders & Contractors Supply Co., Inc. 5.75%, 12/15/23(e)		178	183,109
Global Partners LP/GLP Finance Corp. 6.25%, 7/15/22		205	202,482
7.00%, 6/15/23		28	28,056
H&E Equipment Services, Inc. 5.625%, 9/01/25		58	57,491

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 39

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

KAR Auction Services, Inc. 5.125%, 6/01/25(e)	$	62	$60,310
Laureate Education, Inc. 8.25%, 5/01/25(e)		109	117,480

			848,600

Services – 0.3%
ADT Security Corp. (The) 3.50%, 7/15/22		57	55,713
Aptim Corp. 7.75%, 6/15/25(e)(g)		122	95,346
APX Group, Inc. 7.875%, 12/01/22		300	298,479
8.75%, 12/01/20		81	80,045
Aramark Services, Inc. 5.00%, 2/01/28(e)		98	96,781
5.125%, 1/15/24		16	16,699
Carlson Travel, Inc. 9.50%, 12/15/24(e)		200	190,560
Carriage Services, Inc. 6.625%, 6/01/26(e)		87	89,192
GEO Group, Inc. (The) 5.125%, 4/01/23		115	109,146
5.875%, 1/15/22-10/15/24		39	38,290
6.00%, 4/15/26		140	129,819
Monitronics International, Inc. 9.125%, 4/01/20(f)		120	23,417
Nielsen Co. Luxembourg SARL (The) 5.50%, 10/01/21(e)		68	68,783
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/23(e)		255	268,388
Refinitiv US Holdings, Inc. 6.25%, 5/15/26(e)		41	41,308
8.25%, 11/15/26(e)		37	36,252
Sabre GLBL, Inc. 5.25%, 11/15/23(e)		135	138,408
Team Health Holdings, Inc. 6.375%, 2/01/25(e)(g)		50	40,239
Verscend Escrow Corp. 9.75%, 8/15/26(e)		119	122,327

			1,939,192

Technology – 0.2%
Banff Merger Sub, Inc. 9.75%, 9/01/26(e)		252	244,493
CommScope Finance LLC 5.50%, 3/01/24(e)		63	64,130
6.00%, 3/01/26(e)		83	85,033
8.25%, 3/01/27(e)		106	109,993

40 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CommScope, Inc. 5.00%, 6/15/21(e)	$	50	$50,183
Conduent Finance, Inc./Conduent Business Services LLC 10.50%, 12/15/24(e)		1	965
Dell International LLC/EMC Corp. 5.875%, 6/15/21(e)		78	79,559
Dell, Inc. 6.50%, 4/15/38		43	41,260
Goodman Networks, Inc. 8.00%, 5/11/22(b)		48	23,851
Infor US, Inc. 6.50%, 5/15/22		140	142,802
Iron Mountain, Inc. 4.375%, 6/01/21(e)		50	49,750
Nokia Oyj 6.625%, 5/15/39		34	35,695
Sanmina Corp. 4.375%, 6/01/19(e)		89	88,699
Solera LLC/Solera Finance, Inc. 10.50%, 3/01/24(e)		188	203,284
Western Digital Corp. 4.75%, 2/15/26		132	124,780

			1,344,477

Transportation - Services – 0.1%
Hertz Corp. (The) 7.375%, 1/15/21(g)		260	260,000
Hertz Holdings Netherlands BV 5.50%, 3/30/23(e)	EUR	160	186,125
United Rentals North America, Inc. 4.875%, 1/15/28	$	140	133,542
5.75%, 11/15/24		36	37,216
XPO Logistics, Inc. 6.125%, 9/01/23(e)		30	29,674
6.75%, 8/15/24(e)		200	201,316

			847,873

			34,739,429

Financial Institutions – 1.1%
Banking – 0.6%
Allied Irish Banks PLC 7.375%, 12/03/20(e)(n)	EUR	200	244,552
Ally Financial, Inc. 4.125%, 3/30/20	$	295	296,636
8.00%, 11/01/31		116	142,154
Banco Bilbao Vizcaya Argentaria SA 6.75%, 2/18/20(e)(n)	EUR	200	234,883

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 41

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

Banco de Sabadell SA 6.50%, 5/18/22(e)(n)	EUR	200		$215,508
Banco Santander SA 6.75%, 4/25/22(e)(n)		300		365,121
Barclays Bank PLC 6.86%, 6/15/32(e)(n)	$	35		36,400
Barclays PLC 7.25%, 3/15/23(e)(n)	GBP	200		276,212
Citigroup, Inc. 5.95%, 1/30/23(n)	$	365		371,877
Citizens Financial Group, Inc. Series B 6.00%, 7/06/23(n)		116		111,523
Credit Suisse Group AG 6.25%, 12/18/24(e)(n)		200		200,682
7.50%, 12/11/23(e)(n)		200		214,434
Goldman Sachs Group, Inc. (The) Series P 5.00%, 11/10/22(n)		210		192,694
Lloyds Banking Group PLC 7.625%, 6/27/23(e)(n)	GBP	260		368,156
Royal Bank of Scotland Group PLC 8.625%, 8/15/21(n)	$	0	**	473
Societe Generale SA 7.375%, 9/13/21(e)(n)		200		207,178
8.00%,9/29/25(e)(n)		200		211,722
UBS Group Funding Switzerland AG 7.00%, 2/19/25(e)(n)		400		423,304
UniCredit SpA 9.25%, 6/03/22(e)(n)	EUR	200		251,945

				4,365,454

Brokerage – 0.0%
Lehman Brothers Holdings, Inc. 5.625%, 1/24/13(a)(b)(c)(k)	$	1,030		20,077
LPL Holdings, Inc. 5.75%, 9/15/25(e)		199		200,840

				220,917

Finance – 0.2%
Compass Group Diversified Holdings LLC 8.00%, 5/01/26(e)		105		109,074
Curo Group Holdings Corp. 8.25%, 9/01/25(e)		207		177,507
Enova International, Inc. 8.50%, 9/01/24-9/15/25(e)		245		233,062
goeasy Ltd. 7.875%, 11/01/22(e)		62		65,290

42 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Navient Corp. 5.00%, 10/26/20	$	115	$116,286
5.50%, 1/25/23		194	191,555
5.875%, 3/25/21		1	1,452
6.50%, 6/15/22		79	80,966
7.25%, 1/25/22-9/25/23		85	88,770
8.00%, 3/25/20		237	247,426
SLM Corp. 5.125%, 4/05/22		30	29,759
TMX Finance LLC/TitleMax Finance Corp. 11.125%, 4/01/23(e)		112	103,868

			1,445,015

Insurance – 0.1%
Ambac Assurance Corp. 5.10%, 6/07/20(b)(e)		5	6,658
Liberty Mutual Group, Inc. 7.80%, 3/15/37(e)		298	339,561
Polaris Intermediate Corp. 8.50%, 12/01/22(e)(j)		266	262,985
WellCare Health Plans, Inc. 5.375%, 8/15/26(e)		78	80,177

			689,381

Other Finance – 0.1%
Intrum AB 2.75%, 7/15/22(e)	EUR	130	144,995
LHC3 PLC 4.125%, 8/15/24(e)(j)		146	167,777
NVA Holdings, Inc./United States 6.875%, 4/01/26(e)	$	101	97,543
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/01/25(e)		217	219,428
Travelport Corporate Finance PLC 6.00%, 3/15/26(e)		57	60,647

			690,390

REITS – 0.1%
Iron Mountain, Inc. 5.25%, 3/15/28(e)		205	196,736
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.75%, 2/01/27(e)		105	107,414
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/27		30	29,856

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 43

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

5.25%, 8/01/26	$	96		$97,780
5.50%, 5/01/24		5		5,080

				436,866

				7,848,023

Utility – 0.1%
Electric – 0.1%
AES Corp./VA 4.875%, 5/15/23		75		75,839
Calpine Corp. 5.375%, 1/15/23		172		170,065
5.50%, 2/01/24		36		34,303
5.75%, 1/15/25		89		84,772
NRG Energy, Inc. 5.75%, 1/15/28		100		102,500
Talen Energy Supply LLC 4.60%, 12/15/21		4		3,600
6.50%, 6/01/25(g)		163		145,718
10.50%, 1/15/26(e)		133		138,702
Texas Competitive/TCEH 11.50%, 10/01/20(a)(b)(d)(l)		142		– 0	–
Vistra Energy Corp. 5.875%, 6/01/23		18		18,923
7.375%, 11/01/22		0	**	439
7.625%, 11/01/24		16		17,333
Vistra Operations Co. LLC 5.625%, 2/15/27(e)		140		144,207

				936,401

Natural Gas – 0.0%
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/23		227		234,216

				1,170,617

Total Corporates – Non-Investment Grade (cost $45,688,205)				43,758,069

INFLATION-LINKED SECURITIES – 1.8%
Japan – 1.8%
Japanese Government CPI Linked Bond Series 22 0.10%, 3/10/27 (cost $13,232,667)	JPY	1,382,156		12,821,387

GOVERNMENTS – TREASURIES – 1.8%
Colombia – 0.1%
Colombian TES Series B 10.00%, 7/24/24	COP	1,391,900		532,920

44 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Malaysia – 0.0%
Malaysia Government Bond Series 3/04 5.734%, 7/30/19	MYR	1,169	$290,202

Mexico – 0.1%
Mexican Bonos Series M 20 7.50%, 6/03/27	MXN	9,211	459,638

Russia – 0.1%
Russian Federal Bond – OFZ Series 6217 7.50%, 8/18/21	RUB	40,638	613,484

United States – 1.5%
U.S. Treasury Notes 1.625%, 5/15/26(o)	$	1,714	1,601,786
1.75%, 9/30/22(o)		1,551	1,511,256
2.25%, 2/15/27-8/15/27(o)		7,800	7,560,281

			10,673,323

Uruguay – 0.0%
Uruguay Government International Bond 8.50%, 3/15/28(e)	UYU	3,101	83,580
9.875%, 6/20/22(e)		2,522	77,166

			160,746

Total Governments – Treasuries (cost $12,987,774)			12,730,313

EMERGING MARKETS – SOVEREIGNS – 1.6%
Angola – 0.1%
Angolan Government International Bond 9.50%, 11/12/25(e)	$	386	437,628

Bahrain – 0.1%
Bahrain Government International Bond 6.75%, 9/20/29(e)		200	208,000
7.00%, 10/12/28(e)		200	211,250

			419,250

Brazil – 0.1%
Brazilian Government International Bond 4.625%, 1/13/28(g)		435	432,057

Cameroon – 0.0%
Republic of Cameroon International Bond 9.50%, 11/19/25(e)		200	214,250

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 45

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Costa Rica – 0.0%
Costa Rica Government International Bond 4.37%, 5/22/19(l)	$	107	$107,401

Dominican Republic – 0.1%
Dominican Republic International Bond 5.95%, 1/25/27(e)		220	228,434
8.625%, 4/20/27(e)		425	493,531

			721,965

Ecuador – 0.1%
Ecuador Government International Bond 8.875%, 10/23/27(e)		500	497,453
10.50%, 3/24/20(e)		205	213,459

			710,912

Egypt – 0.1%
Egypt Government International Bond 6.125%, 1/31/22(e)		407	413,614
6.20%, 3/01/24(e)		445	451,662

			865,276

El Salvador – 0.0%
El Salvador Government International Bond 7.375%, 12/01/19(e)		200	202,603

Gabon – 0.1%
Gabon Government International Bond 6.375%, 12/12/24(e)		360	346,950

Ghana – 0.0%
Ghana Government International Bond 10.75%, 10/14/30(e)		248	297,910

Honduras – 0.1%
Honduras Government International Bond 6.25%, 1/19/27(e)		180	186,204
7.50%, 3/15/24(e)		200	216,553

			402,757

Ivory Coast – 0.1%
Ivory Coast Government International Bond 6.375%, 3/03/28(e)		635	620,712

Jamaica – 0.0%
Jamaica Government International Bond 7.875%, 7/28/45		200	237,491

46 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Lebanon – 0.0%
Lebanon Government International Bond Series G 6.20%, 2/26/25(e)	$	87	$74,059
6.60%, 11/27/26(e)		133	113,050
6.65%, 4/22/24(e)		45	39,544
Series G 6.00%, 5/20/19(e)		62	61,457

			288,110

Mongolia – 0.1%
Mongolia Government International Bond 5.125%, 12/05/22(e)		270	268,313
10.875%, 4/06/21(e)		200	221,750

			490,063

Nigeria – 0.1%
Nigeria Government International Bond 6.50%, 11/28/27(e)		200	196,750
6.75%, 1/28/21(e)		200	207,500
7.625%, 11/21/25(e)		550	583,000

			987,250

Oman – 0.1%
Oman Government International Bond 4.125%, 1/17/23(e)		600	577,500

Senegal – 0.1%
Senegal Government International Bond 6.25%, 5/23/33(e)		365	346,294

South Africa – 0.1%
Republic of South Africa Government International Bond 5.875%, 9/16/25		550	576,812

Sri Lanka – 0.0%
Sri Lanka Government International Bond 6.20%, 5/11/27(e)		220	204,060

Turkey – 0.1%
Turkey Government International Bond 7.25%, 12/23/23		416	434,200
7.375%, 2/05/25		135	141,412
7.50%, 11/07/19		136	138,550

			714,162

Ukraine – 0.1%
Ukraine Government International Bond 7.75%, 9/01/23-9/01/24(e)		765	726,712

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 47

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Venezuela – 0.0%
Venezuela Government International Bond 9.25%, 9/15/27(a)(c)(i)	$	815	$254,688

Total Emerging Markets – Sovereigns (cost $11,334,213)			11,182,813

CORPORATES – INVESTMENT GRADE – 1.4%
Financial Institutions – 0.8%
Banking – 0.5%
Axis Bank Ltd./Dubai 3.25%, 5/21/20(e)		200	198,414
Bank of America Corp. Series AA 6.10%, 3/17/25(n)		243	257,031
Series DD 6.30%, 3/10/26(n)		114	123,957
Series Z 6.50%, 10/23/24(n)		7	7,594
BNP Paribas SA 7.625%, 3/30/21(e)(n)		142	149,333
BPCE SA 5.70%, 10/22/23(e)		200	210,189
Citigroup Capital XVIII 1.793% (Sterling LIBOR 3 Month + 0.89%), 6/28/67(p)	GBP	185	221,971
Credit Agricole SA 8.125%, 12/23/25(e)(n)	$	400	446,768
Credit Suisse Group Funding Guernsey Ltd. 3.80%, 6/09/23		222	221,849
Deutsche Bank AG/New York NY 3.375%, 5/12/21		121	118,245
DNB Bank ASA 6.50%, 3/26/22(e)(n)		201	206,041
HSBC Holdings PLC 6.00%, 9/29/23(e)(n)	EUR	220	280,851
Morgan Stanley 5.00%, 11/24/25	$	211	221,759
Royal Bank of Scotland Group PLC 6.125%, 12/15/22		315	332,300
Santander Holdings USA, Inc. 4.40%, 7/13/27		141	137,699
Standard Chartered PLC 3.95%, 1/11/23(e)		142	141,323
Swedbank AB 6.00%, 3/17/22(e)(n)		200	195,538

48 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Wells Fargo & Co. 4.125%, 8/15/23	$	212	$218,086

			3,688,948

Insurance – 0.3%
Allstate Corp. (The) 6.50%, 5/15/57		191	202,194
American International Group, Inc. 8.175%, 5/15/58		110	127,510
Assicurazioni Generali SpA 5.50%, 10/27/47(e)	EUR	185	228,979
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 6.00%, 1/23/27		200	270,538
CNP Assurances 4.50%, 6/10/47(e)		200	253,735
MetLife, Inc. 6.40%, 12/15/36	$	275	291,464
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(e)		75	115,376
Prudential Financial, Inc. 5.20%, 3/15/44		44	43,511
5.625%, 6/15/43		126	130,761
SCOR SE 3.00%, 6/08/46(e)	EUR	100	119,422

			1,783,490

REITS – 0.0%
GLP Capital LP/GLP Financing II, Inc. 5.375%, 11/01/23	$	18	18,323
HCP, Inc. 4.25%, 11/15/23		118	120,883
Senior Housing Properties Trust 6.75%, 12/15/21		21	22,261
Spirit Realty LP 4.45%, 9/15/26		13	12,568

			174,035

			5,646,473

Industrial – 0.5%
Basic – 0.1%
ArcelorMittal 6.75%, 3/01/41		54	57,954
7.00%, 10/15/39		53	58,133
Equate Petrochemical BV 3.00%, 3/03/22(e)		255	249,390
Fresnillo PLC 5.50%, 11/13/23(e)		200	208,500

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 49

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Glencore Finance Canada Ltd. 6.00%, 11/15/41(e)	$	11	$11,406
Glencore Funding LLC 4.00%, 4/16/25(e)(g)		12	11,850

			597,233

Capital Goods – 0.0%
General Electric Co. Series D 5.00%, 1/21/21(n)		122	114,911

Communications - Telecommunications – 0.1%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 3/20/25(e)		330	330,769

Consumer Cyclical - Automotive – 0.0%
General Motors Co. 5.20%, 4/01/45		140	121,964
6.25%, 10/02/43		185	182,830

			304,794

Consumer Cyclical - Entertainment – 0.0%
Silversea Cruise Finance Ltd. 7.25%, 2/01/25(e)		213	230,565

Consumer Non-Cyclical – 0.2%
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/01/21		45	45,191
Constellation Brands, Inc. 3.75%, 5/01/21		49	49,491
CVS Health Corp. 4.78%, 3/25/38		265	257,516
HCA, Inc. 4.25%, 10/15/19		451	453,403
6.50%, 2/15/20		370	380,929
Universal Health Services, Inc. 4.75%, 8/01/22(e)		151	152,755

			1,339,285

Energy – 0.1%
Cenovus Energy, Inc. 6.75%, 11/15/39		4	3,734
Ecopetrol SA 5.375%, 6/26/26		90	94,635
5.875%, 5/28/45		37	37,153
Energy Transfer Operating LP 6.125%, 12/15/45		135	140,392

50 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/23	$	95	$97,492
Kinder Morgan, Inc./DE 4.30%, 6/01/25		140	143,463
Series G 7.75%, 1/15/32		28	34,794
Shell International Finance BV 2.25%, 11/10/20		275	272,822

			824,485

Technology – 0.0%
Dell International LLC/EMC Corp. 6.02%, 6/15/26(e)		20	21,226
Seagate HDD Cayman 4.75%, 1/01/25		68	65,500
4.875%, 6/01/27		252	235,322

			322,048

			4,064,090

Utility – 0.1%
Electric – 0.1%
DPL, Inc. 6.75%, 10/01/19		31	31,243
Duke Energy Corp. 3.95%, 10/15/23		209	214,125
Israel Electric Corp., Ltd. Series 6 5.00%, 11/12/24(e)		200	207,750

			453,118

Total Corporates – Investment Grade (cost $10,502,433)			10,163,681

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.0%
Risk Share Floating Rate – 1.0%
Bellemeade Re Ltd. Series 2018-2A, Class M1B 3.84% (LIBOR 1 Month + 1.35%), 8/25/28(e)(p)		254	253,169
Series 2018-3A, Class M2 5.24% (LIBOR 1 Month + 2.75%), 10/25/27(e)(p)		150	150,346
Eagle RE Ltd. Series 2018-1, Class M2 5.49% (LIBOR 1 Month + 3.00%), 11/25/28(e)(p)		150	150,589

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 51

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN1, Class M2 9.64% (LIBOR 1 Month + 7.15%), 7/25/23(p)	$34	$40,181
Series 2013-DN2, Class M2 6.74% (LIBOR 1 Month + 4.25%), 11/25/23(p)	114	124,822
Series 2014-DN1, Class M3 6.99% (LIBOR 1 Month + 4.50%), 2/25/24(p)	89	99,351
Series 2014-HQ2, Class M3 6.24% (LIBOR 1 Month + 3.75%), 9/25/24(p)	131	144,224
Series 2014-HQ3, Class M3 7.24% (LIBOR 1 Month + 4.75%), 10/25/24(p)	368	406,537
Series 2017-HQA1, Class M2 6.04% (LIBOR 1 Month + 3.55%), 8/25/29(p)	450	486,893
Federal National Mortgage Association Connecticut Avenue Securities Series 2013-C01, Class M2 7.74% (LIBOR 1 Month + 5.25%), 10/25/23(p)	34	38,870
Series 2014-C01, Class M2 6.89% (LIBOR 1 Month + 4.40%), 1/25/24(p)	66	73,214
Series 2014-C02, Class 1M2 5.09% (LIBOR 1 Month + 2.60%), 5/25/24(p)	228	240,011
Series 2014-C03, Class 1M2 5.49% (LIBOR 1 Month + 3.00%), 7/25/24(p)	199	211,825
Series 2014-C04, Class 1M2 7.39% (LIBOR 1 Month + 4.90%), 11/25/24(p)	206	232,498
Series 2014-C04, Class 2M2 7.49% (LIBOR 1 Month + 5.00%), 11/25/24(p)	395	440,410
Series 2015-C01, Class 1M2 6.79% (LIBOR 1 Month + 4.30%), 2/25/25(p)	236	257,696
Series 2015-C01, Class 2M2 7.04% (LIBOR 1 Month + 4.55%), 2/25/25(p)	124	133,719

52 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2015-C02, Class 1M2 6.49% (LIBOR 1 Month + 4.00%), 5/25/25(p)	$	236	$256,753
Series 2015-C02, Class 2M2 6.49% (LIBOR 1 Month + 4.00%), 5/25/25(p)		210	224,662
Series 2015-C03, Class 1M2 7.49% (LIBOR 1 Month + 5.00%), 7/25/25(p)		12	13,892
Series 2015-C03, Class 2M2 7.49% (LIBOR 1 Month + 5.00%), 7/25/25(p)		293	324,219
Series 2015-C04, Class 2M2 8.04% (LIBOR 1 Month + 5.55%), 4/25/28(p)		311	349,448
Series 2016-C01, Class 2M2 9.44% (LIBOR 1 Month + 6.95%), 8/25/28(p)		204	236,628
Series 2016-C03, Class 2M2 8.39% (LIBOR 1 Month + 5.90%), 10/25/28(p)		421	480,307
Series 2016-C05, Class 2M2 6.94% (LIBOR 1 Month + 4.45%), 1/25/29(p)		465	511,144
Series 2016-C07, Class 2M2 6.84% (LIBOR 1 Month + 4.35%), 5/25/29(p)		475	517,812
Series 2017-C01, Class 1B1 8.24% (LIBOR 1 Month + 5.75%), 7/25/29(p)		440	517,143
Series 2018-C01, Class 1B1 6.04% (LIBOR 1 Month + 3.55%), 7/25/30(p)		107	107,299
Series 2018-R07, Class 1B1 6.84% (LIBOR 1 Month + 4.35%), 4/25/31(e)(p)		51	51,866
Home Re Ltd. Series 2018-1, Class M2 5.49% (LIBOR 1 Month + 3.00%), 10/25/28(e)(p)		235	235,671

			7,311,199

Agency Fixed Rate – 0.0%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 3.152%, 5/28/35(b)		96	89,263

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 53

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Non-Agency Fixed Rate – 0.0%
Alternative Loan Trust Series 2006-28CB, Class A14 6.25%, 10/25/36	$	13	$10,383
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 8/25/36		17	13,489

			23,872

Total Collateralized Mortgage Obligations (cost $7,336,244)			7,424,334

EMERGING MARKETS – CORPORATE BONDS – 0.9%
Industrial – 0.7%
Basic – 0.2%
Consolidated Energy Finance SA 6.875%, 6/15/25(e)		200	195,364
CSN Resources SA 7.625%, 2/13/23(e)		200	200,750
First Quantum Minerals Ltd. 7.00%, 2/15/21(e)		33	33,003
7.25%, 5/15/22-4/01/23(e)(g)		542	536,950
Vedanta Resources PLC 6.375%, 7/30/22(e)		220	206,800

			1,172,867

Capital Goods – 0.0%
Odebrecht Finance Ltd. 5.25%, 6/27/29(a)(e)(i)		200	24,000

Communications - Telecommunications – 0.1%
Digicel Group One Ltd. 8.25%, 12/30/22(e)(g)		149	99,859
Digicel Group Two Ltd. 8.25%, 9/30/22(e)		153	64,260
Millicom International Cellular SA 5.125%, 1/15/28(e)(g)		200	189,500
MTN Mauritius Investments Ltd. 6.50%, 10/13/26(e)		200	200,750

			554,369

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 4.875%, 10/01/24(e)		214	205,064
5.50%, 10/01/27(e)		214	202,899

			407,963

54 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/22(b)(j)(l)	$	36	$11
K2016470260 South Africa Ltd. 25.00%, 12/31/22(b)(j)(l)		12	309

			320

Consumer Non-Cyclical – 0.2%
Cosan Ltd. 5.95%, 9/20/24(e)		360	369,119
MARB BondCo PLC 6.875%, 1/19/25(e)		200	194,468
Minerva Luxembourg SA 6.50%, 9/20/26(e)		220	211,750
Natura Cosmeticos SA 5.375%, 2/01/23(e)		200	201,626
Rede D’or Finance SARL 4.95%, 1/17/28(e)		200	188,850
Teva Pharmaceutical Finance Netherlands III BV 1.70%, 7/19/19		94	92,970
2.80%, 7/21/23		152	138,176
3.15%, 10/01/26		55	45,595
Tonon Luxembourg SA 7.25%, 1/24/20(a)(b)(i)(j)(l)		14	306
Virgolino de Oliveira Finance SA 10.50%, 1/28/18(a)(b)(k)(l)		434	21,501

			1,464,361

Energy – 0.1%
CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon, 10/01/20(f)		158	110,933
Cosan Luxembourg SA 7.00%, 1/20/27(e)		200	213,451
Petrobras Global Finance BV 6.125%, 1/17/22		3	3,507
6.25%, 3/17/24		210	222,285
8.75%, 5/23/26		208	245,586
YPF SA 16.50%, 5/09/22(e)	ARS	2,493	42,048

			837,810

Transportation - Airlines – 0.0%
Guanay Finance Ltd. 6.00%, 12/15/20(e)	$	10	10,091
Latam Finance Ltd. 6.875%, 4/11/24(e)		285	288,503

			298,594

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 55

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transportation - Services – 0.0%
Rumo Luxembourg SARL 7.375%, 2/09/24(e)	$	200	$214,000

			4,974,284

Financial Institutions – 0.1%
Banking – 0.1%
Akbank TAS 5.00%, 10/24/22(e)		150	142,500
Fidelity Bank PLC 10.50%, 10/16/22(e)		200	203,500
Turkiye Vakiflar Bankasi TAO 5.75%, 1/30/23(e)		200	186,750

			532,750

Finance – 0.0%
Unifin Financiera SAB de CV SOFOM ENR 7.00%, 1/15/25(e)		200	180,260

Insurance – 0.0%
Ambac LSNI LLC 7.803% (LIBOR 3 Month + 5.00%), 2/12/23(b)(e)(p)		21	21,375

REITS – 0.0%
China Evergrande Group 8.25%, 3/23/22(e)		200	190,789
Yuzhou Properties Co., Ltd. 7.90%, 5/11/21(e)		200	203,703

			394,492

			1,128,877

Utility – 0.1%
Electric – 0.1%
Genneia SA 8.75%, 1/20/22(e)(g)		90	83,700
Light Servicos de Eletricidade SA/Light Energia SA 7.25%, 5/03/23(e)		243	246,029
Terraform Global Operating LLC 6.125%, 3/01/26(l)		37	35,598

			365,327

Total Emerging Markets – Corporate Bonds (cost $6,854,755)			6,468,488

56 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EMERGING MARKETS – TREASURIES – 0.8%
Argentina – 0.1%
Argentina POM Politica Monetaria Series POM 65.51% (ARLLMONP), 6/21/20(p)	ARS	6,332	$175,288
Argentine Bonos del Tesoro 15.50%, 10/17/26		2,158	45,210
16.00%, 10/17/23		6,755	153,332
18.20%, 10/03/21		14,265	288,955

			662,785

Brazil – 0.5%
Brazil Letras do Tesouro Nacional Series LTN Zero Coupon, 10/01/19	BRL	6,500	1,668,327
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/21		8,037	2,237,602

			3,905,929

Dominican Republic – 0.1%
Dominican Republic International Bond 16.00%, 7/10/20(l)	DOP	13,700	293,427

South Africa – 0.0%
Republic of South Africa Government Bond Series R186 10.50%, 12/21/26	ZAR	3,037	236,914

Turkey – 0.1%
Turkey Government Bond 11.10%, 5/15/19	TRY	4,030	739,543

Total Emerging Markets – Treasuries (cost $7,152,498)			5,838,598

BANK LOANS – 0.5%
Industrial – 0.5%
Basic – 0.0%
Foresight Energy LLC 8.379% (LIBOR 3 Month + 5.75%), 3/28/22(q)	$	29	28,902

Capital Goods – 0.0%
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC) 6.243% (LIBOR 1 Month + 3.75%), 8/01/25(q)		106	105,850
9.243% (LIBOR 1 Month + 6.75%), 8/03/26(b)(q)		37	37,143

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 57

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

Gardner Denver, Inc. 5.243% (LIBOR 1 Month + 2.75%), 7/30/24(q)	$	34		$34,061

				177,054

Communications - Telecommunications – 0.0%
Intelsat Jackson Holdings S.A. 6.625%, 1/02/24		15		14,822
6.979% (LIBOR 1 Month + 4.50%), 1/02/24(q)		9		8,866
West Corporation 6.629% (LIBOR 1 Month + 4.00%), 10/10/14(q)		0	**	354
6.630% (LIBOR 3 Month + 4.00%), 10/10/14(q)		148		139,759

				163,801

Consumer Cyclical - Automotive – 0.0%
Navistar, Inc. 6.020% (LIBOR 1 Month + 3.50%), 11/06/24(q)		46		45,931

Consumer Cyclical - Entertainment – 0.0%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.) 5.493% (LIBOR 1 Month + 3.00%), 4/01/24(q)		60		59,573

Consumer Cyclical - Other – 0.1%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC) 5.243% (LIBOR 1 Month + 2.75%), 12/23/24(q)		186		185,086
Stars Group Holdings B.V. 6.303% (LIBOR 3 Month + 3.50%), 7/10/25(q)		36		36,251

				221,337

Consumer Cyclical - Retailers – 0.0%
Serta Simmons Bedding, LLC 10.494% (LIBOR 1 Month + 8.00%), 11/08/24(q)		118		79,113
Specialty Building Products Holdings, LLC 8.243% (LIBOR 1 Month + 5.75%), 10/01/25(b)(q)		140		136,681

				215,794

58 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 0.2%
Air Medical Group Holdings, Inc. 5.744% (LIBOR 1 Month + 3.25%), 4/28/22(q)	$	298	$288,514
Alphabet Holding Company, Inc. (fka Nature’s Bounty) 10.243% (LIBOR 1 Month + 7.75%), 9/26/25(q)		263	220,356
athenahealth, Inc. 7.197% (LIBOR 3 Month + 4.50%), 2/11/26(b)(q)		267	265,602
BI-LO, LLC 10.739% (LIBOR 3 Month + 8.00%), 5/31/24(q)		168	161,544
10.779% (LIBOR 3 Month + 8.00%), 5/31/24(q)		161	154,098
10.783% (LIBOR 3 Month + 8.00%), 5/31/24(q)		168	161,544
Owens & Minor, Inc. 7.009% (LIBOR 1 Month + 4.50%), 4/30/25(b)(q)		93	79,848
Regionalcare Hospital Partners Holdings, Inc. 6.981% (LIBOR 1 Month + 4.50%), 11/16/25(q)		126	125,790
Vizient, Inc. 5.243% (LIBOR 1 Month + 2.75%), 2/13/23(q)		2	1,572

			1,458,868

Energy – 0.1%
California Resources Corporation 12.868% (LIBOR 1 Month + 10.38%), 12/31/21(q)		113	117,982
Triton Solar Us Acquisition Co. 8.493% (LIBOR 1 Month + 6.00%), 10/29/24(b)(q)		273	251,208

			369,190

Other Industrial – 0.0%
American Tire Distributors, Inc. 10.129% (LIBOR 3 Month + 7.50%), 9/02/24(c)(q)		73	66,146
Travelport Finance (Luxembourg) SARL 5.184% (LIBOR 3 Month + 2.50%), 3/17/25(q)		55	55,275

			121,421

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 59

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Services – 0.0%
Financial & Risk US Holdings, Inc. (fka Refinitiv) 6.243% (LIBOR 1 Month + 3.75%), 10/01/25(q)	$	45	$44,285
Verscend Holding Corp. 6.993% (LIBOR 1 Month + 4.50%), 8/27/25(b)(q)		91	90,777

			135,062

Technology – 0.1%
Boxer Parent Company Inc. (fka BMC Software, Inc.) 7.053% (LIBOR 3 Month + 4.25%), 10/02/25(q)		100	99,337
MTS Systems Corporation 5.740% (LIBOR 1 Month + 3.25%), 7/05/23(b)(q)		56	54,777
Solera, LLC (Solera Finance, Inc.) 5.243% (LIBOR 1 Month + 2.75%), 3/03/23(q)		144	143,009
Veritas US Inc. 6.993% (LIBOR 1 Month + 4.50%), 1/27/23(q)		75	70,381
7.303% (LIBOR 3 Month + 4.50%), 1/27/23(q)		25	23,074

			390,578

Total Bank Loans (cost $3,491,334)			3,387,511

ASSET-BACKED SECURITIES – 0.1%
Other ABS - Fixed Rate – 0.1%
Marlette Funding Trust Series 2018-3A, Class C 4.63%, 9/15/28(b)(e)		125	126,635
SoFi Consumer Loan Program LLC Series 2017-6, Class C 4.02%, 11/25/26(b)(e)		360	360,115
Taco Bell Funding LLC Series 2016-1A, Class A23 4.97%, 5/25/46(b)(e)		38	39,727

			526,477

Home Equity Loans - Fixed Rate – 0.0%
CWABS Asset-Backed Certificates Trust Series 2005-7, Class AF5W 5.054%, 10/25/35(b)		140	138,842

60 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GSAA Home Equity Trust Series 2006-6, Class AF5 6.241%, 3/25/36(b)	$	180	$87,367

			226,209

Autos - Fixed Rate – 0.0%
CPS Auto Trust Series 2018-C, Class D 4.40%, 6/17/24(e)		120	121,254

Home Equity Loans - Floating Rate – 0.0%
ABFC Trust Series 2003-WF1, Class A2 3.615% (LIBOR 1 Month + 1.13%), 12/25/32(b)(p)		36	36,043
Lehman XS Trust Series 2007-6, Class 3A5 4.74%, 5/25/37(b)		49	47,915

			83,958

Total Asset-Backed Securities (cost $950,691)			957,898

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Non-Agency Fixed Rate CMBS – 0.1%
Citigroup Commercial Mortgage Trust Series 2014-GC23, Class D 4.50%, 7/10/47(b)(e)		35	32,914
GS Mortgage Securities Trust Series 2014-GC18, Class D 4.991%, 1/10/47(b)(e)		71	63,701
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class E 5.191%, 6/15/45(b)(e)		298	278,630
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class D 4.891%, 1/15/47(b)(e)		71	70,196
Morgan Stanley Capital I Trust Series 2005-IQ9, Class D 5.00%, 7/15/56(b)(c)		105	97,745

			543,186

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 61

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Non-Agency Floating Rate CMBS – 0.0%
CLNS Trust Series 2017-IKPR, Class F 7.017% (LIBOR 1 Month + 4.50%), 6/11/32(b)(e)(p)	$	110	$110,412
DBWF Mortgage Trust Series 2018-GLKS, Class E 5.50% (LIBOR 1 Month + 3.02%), 11/19/35(b)(e)(p)		100	100,379

			210,791

Total Commercial Mortgage-Backed Securities (cost $766,856)			753,977

COLLATERALIZED LOAN OBLIGATIONS – 0.1%
CLO - Floating Rate – 0.1%
Dryden Senior Loan Fund Series 2017-49A, Class E 9.08% (LIBOR 3 Month + 6.30%), 7/18/30(b)(e)(p)		250	243,241
Rockford Tower CLO Ltd. Series 2017-2A, Class D 6.237% (LIBOR 3 Month + 3.45%), 10/15/29(b)(e)(p)		306	305,731

Total Collateralized Loan Obligations (cost $560,827)			548,972

LOCAL GOVERNMENTS – REGIONAL BONDS – 0.0%
Argentina – 0.0%
Provincia de Buenos Aires/Argentina 7.875%, 6/15/27(e) (cost $257,234)		341	270,398

LOCAL GOVERNMENTS – US MUNICIPAL BONDS – 0.0%
United States – 0.0%
State of California Series 2010 7.60%, 11/01/40		60	89,995
7.95%, 3/01/36		130	136,261

Total Local Governments – US Municipal Bonds (cost $225,931)			226,256

62 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Notional Amount	U.S. $ Value

OPTIONS PURCHASED – PUTS – 0.0%
Options on Forward Contracts – 0.0%
EUR/USD Expiration: Mar 2019; Contracts: 7,373,000; Exercise Price: EUR 0.89; Counterparty: JPMorgan Chase Bank, NA(a)	EUR	7,373,000	$2,608
EUR/USD Expiration: Mar 2019; Contracts: 7,375,000; Exercise Price: EUR 0.89; Counterparty: Morgan Stanley Capital Services LLC(a)	EUR	7,375,000	2,449
AUD/USD Expiration: Jun 2019; Contracts: 13,200,000; Exercise Price: AUD 1.45; Counterparty: Morgan Stanley Capital Services LLC(a)	AUD	13,200,000	92,155

Total Options Purchased – Puts (premiums paid $186,884)			97,212

		Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
SCE Trust III Series H 5.75%(g)		1,027	24,751

Financial Institutions – 0.0%
Banking – 0.0%
GMAC Capital Trust I Series 2 8.469%		868	22,559

Industrial – 0.0%
Consumer Cyclical - Other – 0.0%
Hovnanian Enterprises, Inc. 7.625%		1,190	3,285

Energy – 0.0%
Sanchez Energy Corp. Series A 4.875%		2,338	444

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 63

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Technology – 0.0%
Goodman Networks, Inc. 0.00%(a)(b)(c)(d)		3,576	$	– 0	–

				3,729

Total Preferred Stocks (cost $126,090)				51,039

		Principal Amount (000)
QUASI-SOVEREIGNS – 0.0%
Quasi-Sovereign Bonds – 0.0%
Mexico – 0.0%
Petroleos Mexicanos 6.50%, 1/23/29 (cost $40,982)	$	41		38,993

		Shares
WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Avaya Holdings Corp., expiring 12/15/22(a)		4,686		7,029

Industrials – 0.0%
Construction & Engineering – 0.0%
Willscot Corp., expiring 11/29/22(a)(b)(c)(d)		1,913		2,984

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Midstates Petroleum Co., Inc., expiring(a)(c)		2,090		314
SandRidge Energy, Inc., A-CW22, expiring 10/04/22(a)		4,803		48
SandRidge Energy, Inc., B-CW22, expiring 10/04/22(a)		2,019		20

				382

Total Warrants (cost $20,248)				10,395

64 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Notional Amount		U.S. $ Value

OPTIONS PURCHASED – CALLS – 0.0%
Options on Forward Contracts – 0.0%
TRY/EUR Expiration: Mar 2019; Contracts: 18,200,741; Exercise Price: TRY 5.99; Counterparty: JPMorgan Chase Bank, NA(a) (premiums paid $44,823)	TRY	18,200,741		$7,818

		Principal Amount (000)
MORTGAGE PASS-THROUGHS – 0.0%
Agency Fixed Rate 30-Year – 0.0%
Federal National Mortgage Association Series 2006 5.00%, 1/01/36 (cost $177)	$	0	**	174

SHORT-TERM INVESTMENTS – 18.9%
Governments – Treasuries – 10.0%
Japan – 10.0%
Japan Treasury Discount Bill Series 810 Zero Coupon, 5/09/19 (cost $73,350,441)	JPY	8,030,000		72,067,926

		Shares
Investment Companies – 8.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.35%(h)(r)(s) (cost $62,495,707)		62,495,707		62,495,707

		Principal Amount (000)
U.S. Treasury Bills – 0.3%
U.S. Treasury Bill Zero Coupon, 5/09/19(o) (cost $1,990,927)	$	2,000		1,990,819

Total Short-Term Investments (cost $137,837,075)				136,554,452

Total Investments Before Security Lending Collateral for Securities Loaned – 98.1% (cost $673,965,761)				710,852,467

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 65

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.6%
Investment Companies – 2.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.35%(h)(r)(s) (cost $18,793,508)	18,793,508	$18,793,508

Total Investments – 100.7% (cost $692,759,269)		729,645,975
Other assets less liabilities – (0.7)%		(5,400,238)

Net Assets – 100.0%		$724,245,737

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at February 28, 2019	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Japan Bond (OSE) Futures	130	March 2019	JPY	13,000,000		$177,191,719	$178,138,429	$946,710
Amsterdam Index Futures	13	March 2019	EUR	3		1,575,272	1,599,995	24,723
DAX Index Futures	9	March 2019	EUR	0	***	2,777,751	2,948,269	170,518
Euro Buxl 30 Yr Bond Futures	98	March 2019	EUR	9,800		19,881,590	20,514,946	633,356
Euro-BOBL Futures	135	March 2019	EUR	13,500		20,314,676	20,379,908	65,232
Euro-Bund Futures	165	March 2019	EUR	16,500		30,533,953	31,025,240	491,287
Euro-CAC40 10 Futures	64	March 2019	EUR	1		3,677,952	3,813,822	135,870
Euro-Schatz Futures	202	March 2019	EUR	20,200		25,709,752	25,691,148	(18,604)
FTSE/MIB Index Futures	9	March 2019	EUR	0	***	972,471	1,057,231	84,760
IBEX 35 Index Futures	13	March 2019	EUR	0	***	1,326,783	1,374,008	47,225
Long Gilt Futures	234	June 2019	GBP	23,400		39,494,309	39,040,917	(453,392)
Mini MSCI Emerging Markets Futures	793	March 2019	USD	40		39,787,209	41,501,655	1,714,446
MSCI EAFE Futures	132	March 2019	USD	7		11,732,797	12,335,400	602,603

66 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at February 28, 2019	Unrealized Appreciation/ (Depreciation)
OMXS30 Index Futures	289	March 2019	SEK	29		$4,837,084	$4,918,883	$81,799
S&P 500 E-Mini Futures	236	March 2019	USD	12		31,383,679	32,859,460	1,475,781
S&P Mid 400 E-Mini Futures	48	March 2019	USD	5		8,545,827	9,171,840	626,013
TOPIX Index Futures	11	March 2019	JPY	110		1,534,005	1,584,892	50,887
U.S. T-Note 2 Yr (CBT) Futures	44	June 2019	USD	8,800		9,336,992	9,336,594	(398)
U.S. T-Note 5 Yr (CBT) Futures	312	June 2019	USD	31,200		35,758,477	35,743,500	(14,977)
U.S. T-Note 10 Yr (CBT) Futures	249	June 2019	USD	24,900		30,516,805	30,378,000	(138,805)
U.S. Ultra Bond (CBT) Futures	194	June 2019	USD	19,400		31,385,084	30,961,188	(423,896)

Sold Contracts
10 Yr Australian Bond Futures	98	March 2019	AUD	9,800		9,215,532	9,385,559	(170,027)
10 Yr Canadian Bond Futures	60	June 2019	CAD	6,000		6,214,424	6,187,621	26,803
10 Yr Mini Japan Government Bond Futures	334	March 2019	JPY	3,340,000		45,706,962	45,731,916	(24,954)
Euro Buxl 30 Yr Bond Futures	25	March 2019	EUR	2,500		5,185,196	5,233,406	(48,210)
Euro STOXX 50 Index Futures	219	March 2019	EUR	2		7,567,018	8,215,366	(648,348)
Euro-BOBL Futures	65	March 2019	EUR	6,500		9,816,776	9,812,548	4,228
Euro-Bund Futures	53	March 2019	EUR	5,300		9,901,290	9,965,683	(64,393)
Euro-Schatz Futures	78	March 2019	EUR	7,800		9,931,536	9,920,344	11,192
FTSE 100 Index Futures	37	March 2019	GBP	0	***	3,310,725	3,472,297	(161,572)
Hang Seng Index Futures	19	March 2019	HKD	1		3,503,688	3,469,244	34,444
MSCI Singapore Index ETS Futures	129	March 2019	SGD	13		3,487,942	3,433,003	54,939
S&P 500 E-Mini Futures	47	March 2019	USD	2		6,392,571	6,544,045	(151,474)
S&P/TSX 60 Index Futures	17	March 2019	CAD	3		2,286,810	2,460,701	(173,891)
SPI 200 Futures	31	March 2019	AUD	1		3,040,282	3,380,390	(340,108)
TOPIX Index Futures	31	March 2019	JPY	310		4,305,017	4,466,514	(161,497)
U.S. 10 Yr Ultra Futures	23	June 2019	USD	2,300		2,988,351	2,977,422	10,929
U.S. T-Note 5 Yr (CBT) Futures	32	June 2019	USD	3,200		3,667,459	3,666,000	1,459
U.S. T-Note 10 Yr (CBT) Futures	44	June 2019	USD	4,400		5,384,096	5,368,000	16,096
U.S. Ultra Bond Futures (CBT)	16	June 2019	USD	1,600		2,599,883	2,553,500	46,383

								$4,363,137

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 67

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CLP	4,460,196	USD	6,551	3/15/19	$(249,923)
Bank of America, NA	RUB	95,011	USD	1,424	3/07/19	(16,047)
Bank of America, NA	CAD	2,839	USD	2,129	3/07/19	(28,659)
Bank of America, NA	EUR	491	USD	561	4/10/19	737
Bank of America, NA	USD	726	CAD	966	3/15/19	8,378
Bank of America, NA	TRY	2,524	EUR	410	3/28/19	1,779
Barclays Bank PLC	KRW	6,722,287	USD	5,990	3/15/19	15,550
Barclays Bank PLC	JPY	567,766	USD	5,243	3/15/19	145,015
Barclays Bank PLC	RUB	48,406	USD	724	3/07/19	(10,360)
Barclays Bank PLC	INR	70,943	USD	985	3/18/19	(15,300)
Barclays Bank PLC	CNY	39,610	USD	5,768	3/15/19	(147,261)
Barclays Bank PLC	SEK	37,696	USD	4,253	3/15/19	167,624
Barclays Bank PLC	CNY	23,813	USD	3,512	6/17/19	(38,068)
Barclays Bank PLC	ILS	16,549	USD	4,525	4/16/19	(53,779)
Barclays Bank PLC	NOK	12,322	USD	1,446	4/12/19	3,935
Barclays Bank PLC	BRL	19,145	USD	5,128	3/06/19	31,162
Barclays Bank PLC	ZAR	11,277	USD	803	3/15/19	3,613
Barclays Bank PLC	BRL	7,499	USD	2,006	4/02/19	13,569
Barclays Bank PLC	BRL	4,173	USD	1,115	3/15/19	4,758
Barclays Bank PLC	EUR	2,553	USD	2,938	3/15/19	31,011
Barclays Bank PLC	GBP	2,141	USD	2,714	3/15/19	(127,036)
Barclays Bank PLC	CAD	966	USD	726	3/15/19	(8,316)
Barclays Bank PLC	USD	888	TRY	4,789	3/28/19	(4,502)
Barclays Bank PLC	USD	1,596	CAD	2,124	3/15/19	18,289
Barclays Bank PLC	USD	4,053	AUD	5,676	3/15/19	(25,740)
Barclays Bank PLC	USD	5,126	BRL	19,145	3/06/19	(28,634)
Barclays Bank PLC	USD	3,116	BRL	11,646	4/02/19	(21,073)
Barclays Bank PLC	USD	4,682	TWD	143,520	3/14/19	(24,433)
Barclays Bank PLC	USD	1,094	RUB	71,854	3/07/19	(4,894)
Barclays Bank PLC	USD	1,455	INR	102,563	3/18/19	(9,644)
Barclays Bank PLC	USD	2,144	PHP	113,199	6/17/19	26,473
Barclays Bank PLC	USD	2,155	PHP	113,647	3/15/19	35,400
Barclays Bank PLC	USD	1,462	JPY	160,070	3/15/19	(24,797)
Barclays Bank PLC	USD	5,378	INR	379,530	3/15/19	(26,387)
Barclays Bank PLC	USD	32	IDR	457,519	5/09/19	335
Barclays Bank PLC	USD	2,931	KRW	3,280,421	5/16/19	(9,713)
Barclays Bank PLC	USD	2,089	IDR	29,627,798	6/17/19	(26,606)
Barclays Bank PLC	USD	7,499	IDR	106,662,838	3/15/19	26,895
BNP Paribas SA	COP	1,719,239	USD	553	3/15/19	(4,462)
BNP Paribas SA	HUF	516,550	USD	1,864	6/17/19	(10,689)
BNP Paribas SA	PLN	10,734	USD	2,857	3/15/19	19,784
BNP Paribas SA	AUD	2,315	USD	1,652	3/15/19	9,046
BNP Paribas SA	EUR	3,098	PLN	13,340	4/08/19	(4,618)
BNP Paribas SA	SEK	10,186	NOK	9,405	4/12/19	(5,263)
BNP Paribas SA	TRY	11,588	EUR	1,871	4/10/19	12,772
BNP Paribas SA	USD	7,835	NZD	11,650	3/15/19	100,505
BNP Paribas SA	USD	1,080	ZAR	14,924	4/17/19	(26,316)
Citibank, NA	COP	4,540,612	USD	1,425	3/15/19	(47,849)
Citibank, NA	TWD	120,288	USD	3,914	3/15/19	10,399
Citibank, NA	CZK	55,781	USD	2,492	3/15/19	15,920

68 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	SEK	23,092	USD	2,505	4/12/19	$(3,137)
Citibank, NA	BRL	6,500	USD	1,721	10/10/19	20,733
Citibank, NA	EUR	5,682	USD	6,545	6/17/19	24,749
Citibank, NA	CNY	1,573	USD	228	3/20/19	(7,394)
Citibank, NA	EUR	1,916	USD	2,172	4/10/19	(14,214)
Citibank, NA	CLP	578	USD	1	3/15/19	(17)
Citibank, NA	USD	1,409	CHF	1,382	3/13/19	(23,523)
Citibank, NA	CHF	1,465	SEK	13,662	4/12/19	10,064
Citibank, NA	USD	3,463	GBP	2,624	4/09/19	23,921
Citibank, NA	USD	2,169	CAD	2,879	3/15/19	19,952
Citibank, NA	USD	698	TRY	3,743	3/28/19	(7,541)
Citibank, NA	USD	2,200	BRL	8,222	4/02/19	(15,143)
Citibank, NA	USD	3,516	PLN	13,181	4/08/19	(28,804)
Citibank, NA	USD	5,222	SEK	46,717	4/12/19	(147,730)
Citibank, NA	USD	3,663	TWD	111,859	3/14/19	(32,409)
Citibank, NA	USD	8,821	MXN	172,411	3/15/19	105,118
Citibank, NA	USD	4,435	RUB	296,630	6/17/19	1,750
Citibank, NA	USD	3,750	JPY	407,657	12/13/19	(8,869)
Citibank, NA	USD	1,013	CLP	677,508	3/15/19	19,749
Credit Suisse International	CNY	29,924	USD	4,350	3/20/19	(117,847)
Credit Suisse International	TRY	5,770	USD	1,068	3/28/19	3,254
Credit Suisse International	EUR	3,348	USD	3,791	3/13/19	(20,202)
Credit Suisse International	NOK	2,415	USD	282	4/12/19	(1,191)
Credit Suisse International	NZD	2,384	USD	1,635	3/15/19	11,131
Credit Suisse International	AUD	2,179	USD	1,608	6/28/19	59,625
Credit Suisse International	EUR	96	TRY	604	5/03/19	(533)
Credit Suisse International	EUR	100	ZAR	1,573	6/04/19	(4,164)
Credit Suisse International	TRY	182	EUR	29	5/03/19	189
Credit Suisse International	NZD	317	AUD	302	7/29/19	(1,380)
Credit Suisse International	EUR	1,285	TRY	8,167	3/25/19	45,232
Credit Suisse International	TRY	2,524	EUR	409	3/28/19	1,012
Credit Suisse International	USD	1,460	ILS	5,288	4/16/19	2,780
Credit Suisse International	USD	6,176	CAD	8,116	6/17/19	6,343
Credit Suisse International	USD	834	ZAR	11,277	3/15/19	(34,437)
Credit Suisse International	USD	3,297	TRY	18,733	3/15/19	184,127
Credit Suisse International	USD	3,147	CNY	21,575	3/20/19	74,533
Credit Suisse International	USD	4,130	SEK	37,696	3/15/19	(44,733)
Credit Suisse International	USD	2,025	CZK	45,808	3/15/19	8,129
Deutsche Bank AG	INR	92,596	USD	1,269	3/18/19	(36,398)
Deutsche Bank AG	AUD	1,527	USD	1,081	4/23/19	(3,129)
Deutsche Bank AG	AUD	302	NZD	317	7/29/19	1,370
Deutsche Bank AG	USD	1,752	INR	125,048	3/18/19	9,873
Goldman Sachs Bank USA	COP	5,842,645	USD	1,865	6/17/19	(22,309)
Goldman Sachs Bank USA	JPY	4,244,355	USD	39,047	5/16/19	748,691
Goldman Sachs Bank USA	INR	150,459	USD	2,102	3/18/19	(18,772)
Goldman Sachs Bank USA	INR	224,355	USD	3,178	3/18/19	16,345
Goldman Sachs Bank USA	RUB	50,203	USD	752	3/07/19	(9,493)
Goldman Sachs Bank USA	BRL	11,646	USD	3,115	3/06/19	14,638
Goldman Sachs Bank USA	BRL	7,499	USD	1,983	3/06/19	(13,646)
Goldman Sachs Bank USA	TRY	422	EUR	67	5/03/19	372
Goldman Sachs Bank USA	USD	1,451	EUR	1,285	3/13/19	12,133
Goldman Sachs Bank USA	USD	537	PLN	2,013	4/08/19	(4,081)

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 69

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	USD	2,177	CHF	2,171	3/13/19	$423
Goldman Sachs Bank USA	EUR	2,591	TRY	16,697	4/10/19	100,713
Goldman Sachs Bank USA	USD	2,006	BRL	7,499	3/06/19	(9,425)
Goldman Sachs Bank USA	USD	3,327	NOK	28,299	4/12/19	(14,074)
Goldman Sachs Bank USA	USD	3,079	BRL	11,646	3/06/19	21,192
Goldman Sachs Bank USA	USD	4,310	MYR	17,546	8/21/19	(16,759)
Goldman Sachs Bank USA	USD	2,709	TWD	83,062	3/14/19	(13,067)
Goldman Sachs Bank USA	USD	2,047	INR	144,780	3/18/19	(6,672)
Goldman Sachs Bank USA	USD	5,653	RUB	382,298	3/15/19	136,866
Goldman Sachs Bank USA	USD	1,417	CLP	953,051	3/15/19	35,856
HSBC Bank USA	JPY	3,790,000	USD	34,816	5/16/19	617,847
HSBC Bank USA	JPY	921,908	USD	8,353	4/11/19	57,137
HSBC Bank USA	INR	587,026	USD	8,069	3/18/19	(203,824)
HSBC Bank USA	TWD	64,700	USD	2,115	3/14/19	15,629
HSBC Bank USA	AUD	1,221	USD	873	6/28/19	5,296
HSBC Bank USA	USD	1,640	EUR	1,444	4/10/19	8,087
HSBC Bank USA	USD	2,070	EUR	1,814	4/08/19	(543)
HSBC Bank USA	PLN	5,554	EUR	1,284	4/08/19	(4,604)
HSBC Bank USA	USD	644	TWD	19,690	3/14/19	(4,937)
HSBC Bank USA	USD	7,299	KRW	8,171,507	5/16/19	(22,813)
JPMorgan Chase Bank, NA	KRW	478,969	USD	428	5/16/19	1,085
JPMorgan Chase Bank, NA	MXN	10,599	USD	548	3/22/19	(622)
JPMorgan Chase Bank, NA	CHF	9,069	USD	9,237	3/13/19	142,003
JPMorgan Chase Bank, NA	GBP	957	USD	1,232	6/17/19	(42,952)
JPMorgan Chase Bank, NA	ZAR	1,573	EUR	100	6/04/19	4,164
JPMorgan Chase Bank, NA	USD	542	PLN	2,031	4/08/19	(4,325)
JPMorgan Chase Bank, NA	TRY	8,167	EUR	1,285	3/25/19	(45,229)
Morgan Stanley Capital Services, Inc.	JPY	1,449,193	USD	12,941	3/15/19	(70,899)
Morgan Stanley Capital Services, Inc.	JPY	161,048	USD	1,489	12/13/19	11,402
Morgan Stanley Capital Services, Inc.	INR	154,290	USD	2,153	3/18/19	(21,776)
Morgan Stanley Capital Services, Inc.	BRL	6,879	USD	1,838	6/17/19	20,530
Morgan Stanley Capital Services, Inc.	PLN	5,580	USD	1,462	4/08/19	(14,393)
Morgan Stanley Capital Services, Inc.	CNY	4,764	USD	689	3/20/19	(22,630)
Morgan Stanley Capital Services, Inc.	PEN	4,461	USD	1,329	3/15/19	(23,555)
Morgan Stanley Capital Services, Inc.	EUR	2,936	USD	3,389	4/10/19	38,456
Morgan Stanley Capital Services, Inc.	CAD	1,886	USD	1,413	3/07/19	(20,629)
Morgan Stanley Capital Services, Inc.	NZD	1,588	USD	1,091	4/26/19	8,640
Morgan Stanley Capital Services, Inc.	AUD	1,080	USD	800	6/28/19	32,707
Morgan Stanley Capital Services, Inc.	USD	1,895	EUR	1,674	3/13/19	10,215

70 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	4,440	AUD	6,012	6/28/19	$(167,184)
Morgan Stanley Capital Services, Inc.	USD	2,899	CAD	3,839	3/07/19	18,857
Morgan Stanley Capital Services, Inc.	USD	2,159	TWD	66,564	3/14/19	838
Morgan Stanley Capital Services, Inc.	USD	2,474	INR	177,406	3/18/19	26,351
Morgan Stanley Capital Services, Inc.	USD	1,475	KRW	1,642,225	5/16/19	(12,744)
Morgan Stanley Capital Services, Inc.	USD	1,765	COP	5,555,991	3/15/19	37,395
Natwest Markets PLC	COP	6,757,057	USD	2,169	3/15/19	(22,720)
Natwest Markets PLC	CLP	678,690	USD	1,010	3/15/19	(25,069)
Natwest Markets PLC	JPY	160,982	USD	1,488	12/13/19	10,469
Natwest Markets PLC	AUD	4,080	USD	2,896	4/23/19	(702)
Natwest Markets PLC	CHF	2,319	USD	2,375	3/15/19	48,812
Natwest Markets PLC	TRY	1,657	USD	307	3/28/19	1,525
Natwest Markets PLC	EUR	1,256	USD	1,447	4/10/19	13,884
Natwest Markets PLC	USD	2,538	AUD	3,565	4/23/19	(7,272)
Natwest Markets PLC	USD	683	TRY	3,726	3/28/19	3,832
Natwest Markets PLC	USD	565	TWD	17,206	3/14/19	(6,632)
Natwest Markets PLC	USD	2,092	INR	148,469	3/18/19	435
Natwest Markets PLC	USD	2,733	CLP	1,789,180	3/15/19	(5,117)
Natwest Markets PLC	USD	2,144	CLP	1,428,478	3/15/19	33,783
Natwest Markets PLC	USD	726	COP	2,238,287	3/15/19	(487)
Natwest Markets PLC	USD	722	COP	2,246,291	3/15/19	7,006
Standard Chartered Bank	TWD	164,521	USD	5,337	3/14/19	(2,651)
Standard Chartered Bank	INR	98,571	USD	1,388	3/18/19	(1,560)
Standard Chartered Bank	TWD	37,043	USD	1,215	3/14/19	12,762
Standard Chartered Bank	ZAR	14,924	USD	1,085	4/17/19	31,665
Standard Chartered Bank	EUR	2,547	USD	2,915	4/10/19	8,417
Standard Chartered Bank	CAD	1,533	USD	1,159	3/07/19	(6,125)
Standard Chartered Bank	USD	4,717	EUR	4,120	4/10/19	(16,044)
Standard Chartered Bank	USD	2,056	CNY	14,214	3/20/19	66,848
Standard Chartered Bank	USD	881	KRW	983,534	5/16/19	(4,884)
State Street Bank & Trust Co.	JPY	160,735	USD	1,460	4/11/19	14,058
State Street Bank & Trust Co.	THB	47,195	USD	1,514	6/17/19	12,887
State Street Bank & Trust Co.	THB	31,324	USD	980	3/15/19	(13,821)
State Street Bank & Trust Co.	NOK	3,501	USD	410	3/15/19	1,173
State Street Bank & Trust Co.	ZAR	3,412	USD	247	4/17/19	6,153
State Street Bank & Trust Co.	EUR	1,576	USD	1,810	4/10/19	12,226
State Street Bank & Trust Co.	TRY	771	USD	139	3/28/19	(3,185)
State Street Bank & Trust Co.	EUR	1,203	USD	1,380	3/15/19	11,336
State Street Bank & Trust Co.	SGD	356	USD	262	4/17/19	(1,360)
State Street Bank & Trust Co.	EUR	335	USD	380	3/15/19	(1,289)
State Street Bank & Trust Co.	EUR	268	USD	307	6/17/19	(383)
State Street Bank & Trust Co.	EUR	220	USD	250	4/10/19	(731)
State Street Bank & Trust Co.	AUD	205	USD	146	4/23/19	460
State Street Bank & Trust Co.	GBP	198	USD	261	4/09/19	(1,485)
State Street Bank & Trust Co.	GBP	281	USD	370	3/15/19	(2,710)
State Street Bank & Trust Co.	GBP	171	USD	220	6/17/19	(7,100)

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 71

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	EUR	58	USD	67	6/17/19	$20
State Street Bank & Trust Co.	USD	73	CHF	73	3/13/19	142
State Street Bank & Trust Co.	USD	677	EUR	592	4/10/19	(2,019)
State Street Bank & Trust Co.	USD	389	EUR	344	3/14/19	2,268
State Street Bank & Trust Co.	USD	89	MXN	1,706	3/22/19	(713)
State Street Bank & Trust Co.	USD	444	TRY	2,463	3/28/19	10,177
State Street Bank & Trust Co.	USD	341	SEK	3,051	4/12/19	(9,215)
UBS AG	CAD	788	USD	591	3/07/19	(8,042)
UBS AG	USD	522	NZD	766	4/26/19	240
UBS AG	USD	775	JPY	85,291	4/11/19	(7,738)

						$1,266,854

CURRENCY OPTIONS WRITTEN (see Note D)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
AUD vs. USD/ Morgan Stanley Capital Services LLC(t)	AUD	1.280	06/2019	13,200,000	AUD	13,200	$137,041	$(6,264)
NZD vs. CAD/ Deutsche Bank AG(t)	NZD	1.010	07/2019	1,545,300	NZD	1,545	5,084	(5,514)
Put
CNH vs. USD/ BNP Paribas SA(t)	CNH	7.000	04/2019	7,665,000	CNH	7,665	3,698	(404)
NZD vs. CAD/ JPMorgan Chase Bank, NA(t)	NZD	1.160	07/2019	1,615,000	NZD	1,615	7,320	(7,044)
SGD vs. CHF/ UBS AG(t)	SGD	1.550	06/2019	930,000	SGD	930	2,811	(460)
TRY vs. EUR/ Goldman Sachs Bank USA(t)	TRY	6.830	05/2019	3,280,608	TRY	3,281	6,133	(3,563)
TRY vs. EUR/ JPMorgan Chase Bank, NA(t)	TRY	6.990	03/2019	21,219,519	TRY	21,220	44,823	(2,802)
ZAR vs. EUR/ JPMorgan Chase Bank, NA(t)	ZAR	16.650	05/2019	8,075,250	ZAR	8,075	8,130	(12,570)

							$215,040	$(38,621)

72 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)%	Quarterly	3.02%	US	D 5	$(377)	$(327)	$(50)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.02	USD	3,401	(261,382)	(206,854)	(54,528)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.02	USD	3,616	(277,954)	(237,962)	(39,992)
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	(5.00)	Quarterly	3.19	USD	1,441	(111,849)	(96,505)	(15,344)
iTraxxx Xover Series 28, 5 Year Index, 12/20/22*	(5.00)	Quarterly	2.65	EUR	1,914	(203,398)	(218,688)	15,290

Sale Contracts
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00	Quarterly	3.02	USD	5	377	351	26
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	5.00	Quarterly	3.46	USD	2,768	200,843	105,128	95,715
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	5.00	Quarterly	3.46	USD	1,270	92,172	48,116	44,056
CDX-NAIG Series 28, 5 Year Index, 6/20/22*	1.00	Quarterly	0.43	USD	84,550	1,684,616	1,326,523	358,093
iTraxxx Europe Series 27, 5 Year Index, 6/20/22*	1.00	Quarterly	0.33	EUR	37,100	1,022,833	876,273	146,560

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 73

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
iTraxxx Xover Series 30, 5 Year Index, 12/20/23*	5.00%	Quarterly	2.76%	EUR	4,436	$542,590	$452,993	$89,597

						$2,688,471	$2,049,048	$639,423

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
GBP	450	12/17/28	6 Month LIBOR	1.479%	Semi-Annual/ Semi-Annual	$3	$—	$3
GBP	450	12/17/28	1.600%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(6,867)	—	(6,867)
NOK	141,690	1/11/29	6 Month NIBOR	2.100%	Semi-Annual/ Annual	35,320	—	35,320
SEK	138,360	1/11/29	3 Month STIBOR	1.080%	Quarterly/ Annual	136,141	—	136,141
CHF	14,970	1/11/29	6 Month LIBOR	0.299%	Semi-Annual/ Annual	121,440	—	121,440
NZD	3,780	1/11/29	3 Month BKBM	2.653%	Quarterly/ Semi-Annual	44,875	—	44,875
NOK	19,040	2/08/29	6 Month NIBOR	2.072%	Semi-Annual/ Annual	(2,586)	—	(2,586)

						$328,326	$—	$328,326

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC
Argentine Republic, 7.500%, 4/22/26, 12/20/23*	(5.00)%	Quarterly	6.70%	USD	32	$1,713	$2,621	$(908)
Citibank, NA
Argentine Republic, 7.500%, 4/22/26, 12/20/23*	(5.00)	Quarterly	6.70	USD	34	1,819	2,493	(674)

74 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive		Payment Frequency	Implied Credit Spread at February 28, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Argentine Republic, 7.500%, 4/22/26, 12/20/23*	(5.00	) %	Quarterly	6.70%	USD	50	$2,676	$4,298	$(1,622)
Morgan Stanley & Co. International PLC
Argentine Republic, 7.500%, 4/22/26, 12/20/23*	(5.00)		Quarterly	6.70	USD	64	3,425	5,710	(2,285)
Argentine Republic, 7.500%, 4/22/26, 12/20/23*	(5.00)		Quarterly	6.70	USD	31	1,659	2,167	(508)
Argentine Republic, 7.500%, 4/22/26, 12/20/23*	(5.00)		Quarterly	6.70	USD	36	1,927	2,054	(127)
Argentine Republic, 7.500%, 4/22/26, 12/20/23*	(5.00)		Quarterly	6.70	USD	64	3,425	4,803	(1,378)
Argentine Republic, 7.500%, 4/22/26, 12/20/23*	(5.00)		Quarterly	6.70	USD	32	1,713	2,348	(635)
Argentine Republic, 7.500%, 4/22/26, 12/20/23*	(5.00)		Quarterly	6.70	USD	31	1,659	2,274	(615)

Sale Contracts
Barclays Bank PLC
Federative Republic of Brazil, 4.250%, 1/07/25, 6/20/23*	1.00		Quarterly	1.38	USD	206	(2,925)	(6,681)	3,756
Federative Republic of Brazil, 4.250%, 1/07/25, 6/20/23*	1.00		Quarterly	1.38	USD	189	(2,684)	(6,130)	3,446

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 75

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00%	Quarterly	3.01%	USD	460	$(38,198)	$(50,294)	$12,096
Citigroup Global Markets, Inc.
CDX- CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	13.85	USD	2,500	(580,611)	(446,969)	(133,642)
Credit Suisse International
CDX- CMBX.NA. BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	5,800	(702,186)	(584,295)	(117,891)
Deutsche Bank AG
CDX- CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	13.85	USD	2,500	(580,611)	(456,498)	(124,113)
Goldman Sachs International
Avis Budget Group, Inc., 5.250%, 3/15/25, 12/20/23*	5.00	Quarterly	2.73	USD	110	11,822	6,829	4,993
HSBC Bank USA
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	85	(7,058)	(9,166)	2,108
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	85	(7,058)	(9,263)	2,205
JPMorgan Chase Bank, NA
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	13	(1,080)	(1,409)	329
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	13	(1,079)	(1,418)	339

76 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00%	Quarterly	3.01%	USD	157	$(13,037)	$(17,131)	$4,094
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	7	(582)	(825)	243
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	78	(6,477)	(9,192)	2,715
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	34	(2,823)	(3,730)	907
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	34	(2,823)	(3,750)	927
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	52	(4,318)	(6,032)	1,714
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	32	(2,657)	(3,712)	1,055
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	34	(2,823)	(3,956)	1,133
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	86	(7,141)	(9,343)	2,202
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	86	(7,141)	(9,343)	2,202

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 77

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00%	Quarterly	3.01%	USD	6	$(499)	$(650)	$151
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	78	(6,477)	(8,446)	1,969
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	156	(12,954)	(16,905)	3,951
Morgan Stanley & Co. International PLC
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	86	(7,141)	(10,489)	3,348
Morgan Stanley Capital Services LLC
Republic of South Africa, 5.500%, 3/09/20, 6/20/23*	1.00	Quarterly	1.60	USD	330	(7,534)	(7,742)	208

						$(1,976,079)	$(1,647,772)	$(328,307)

*	Termination date

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	45,900	7/31/21	2.230%	CPI	#	Maturity	$(642,643)
Bank of America, NA	USD	29,970	7/31/21	2.230%	CPI	#	Maturity	(419,608)

								$(1,062,251)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

78 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Barclays Bank PLC
Barclays Capital US Inflation Linked Bonds 1 to 10 Year	134,300,000	LIBOR	Maturity	USD	134,300	5/01/19	$(64,866)
Citibank, NA
CGABROE3(1)	170,980	LIBOR Plus 0.20%	Quarterly	USD	18,750	1/15/20	55,435
Goldman Sachs International
GSABLJHB(2)	9,888,965	LIBOR Plus 0.20%	Quarterly	JPY	814,554	2/17/20	159,801
Russell 2000 Total Return Index	1,310	LIBOR	Quarterly	USD	10,260	5/15/19	32,937
JPMorgan Chase Bank, NA
iBoxx $ Liquid High Yield Index	3,460,000	LIBOR	Maturity	USD	3,460	3/20/19	144,002
JPQABACP(3)	377,614	0.17%	Maturity	USD	35,476	6/17/19	(1,931,056)
Morgan Stanley Capital Services LLC
Bloomberg Agriculture Subindex	16,875	0.18%	Annual	USD	1,336	10/15/19	(10,942)
Bloomberg Commodity Index	266,125	0.12%	Maturity	USD	50,992	3/15/19	1,647,580
Markit iBoxx EUR Liquid High Yield Index	510,000	EURIBOR	Quarterly	EUR	510	3/20/19	8,179

Pay Total Return on Reference Obligation
Citibank, NA
Russell 1000 Index Total Return	2,122	LIBOR Plus 0.24%	Quarterly	USD	18,659	11/15/19	(45,433)
Goldman Sachs & Co.
BB&T Corp.	10,070	LIBOR Minus 0.30%	Monthly	USD	506	1/05/21	(6,819)
BB&T Corp.	20,160	LIBOR Plus 0.35%	Monthly	USD	998	1/05/21	(28,207)
Chemical Financial Corp.	32,358	LIBOR Minus 0.30%	Monthly	USD	1,465	1/05/21	(15,208)
Entegris, Inc.	4,909	LIBOR Minus 0.30%	Monthly	USD	162	1/05/21	(11,299)
Entegris, Inc.	14,225	LIBOR Minus 0.30%	Monthly	USD	476	1/05/21	(26,011)

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 79

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Entegris, Inc.	15,826	LIBOR Plus 0.30%	Annual	USD	524	1/05/21	$(34,121)
Goldman Sachs International
GSABSJHB(4)	9,888,965	LIBOR Minus 0.20%	Quarterly	JPY	868,647	2/17/20	(130,390)
S&P 500 Total Return Index	21,354	LIBOR Plus 0.13%	Quarterly	USD	118,158	5/15/19	(330,466)
Morgan Stanley Capital Services LLC
Ameris Bancorp	2,601	LIBOR Minus 0.30%	Monthly	USD	107	1/27/21	808
Ameris Bancorp	697	LIBOR Minus 0.30%	Annual	USD	29	1/27/21	2
Amcor Ltd.	145,181	BBR Plus 0.50%	Monthly	AUD	1,972	1/27/21	(147,672)
Bristol-Meyers Squibb Co.	17,059	LIBOR Plus 0.30%	Annual	USD	838	1/27/21	(40,604)
EnCana Corp.	213,271	LIBOR Plus 0.30%	Monthly	USD	1,455	1/27/21	(87,593)
Fiserv, Inc.	17,763	LIBOR Plus 0.30%	Annual	USD	1,481	1/27/21	(19,721)
Fidelity National Financial, Inc.	3,132	LIBOR Minus 0.30%	Monthly	USD	111	1/27/21	1,424
Fidelity National Financial, Inc.	8,642	LIBOR Minus 0.30%	Monthly	USD	303	1/27/21	178
Fidelity National Financial, Inc.	843	LIBOR Minus 0.30%	Monthly	USD	30	1/27/21	31
Fidelity National Financial, Inc.	1,180	LIBOR Minus 0.30%	Monthly	USD	41	1/27/21	(475)
Fidelity National Financial, Inc.	3,542	LIBOR Minus 0.30%	Monthly	USD	123	1/27/21	(1,150)
Harris Corp.	9,596	LIBOR Plus 0.30%	Annual	USD	1,356	1/27/21	(223,216)
II-VI, Inc.	1,096	LIBOR Minus 0.30%	Monthly	USD	42	1/27/21	(4,090)
II-VI, Inc.	4,346	LIBOR Minus 0.30%	Monthly	USD	167	1/27/21	(17,583)
II-VI, Inc.	8,409	LIBOR Plus 0.30%	Annual	USD	284	1/27/21	(72,286)
Independent Bank Corp.	1,748	LIBOR Plus 0.30%	Monthly	USD	138	1/27/21	(10,585)
Independent Bank Corp.	8,098	LIBOR Plus 0.30%	Annual	USD	633	1/27/21	(54,619)
KLA Corp.	6,263	LIBOR Plus 0.30%	Annual	USD	611	1/27/21	(110,567)
Newmont Mining Corp.	5,635	LIBOR Minus 0.30%	Monthly	USD	191	1/27/21	(1,542)
Newmont Mining Corp.	40,956	LIBOR Plus 0.30%	Annual	USD	1,349	1/27/21	(44,636)
T-Mobile US, Inc.	19,449	LIBOR Plus 0.30%	Annual	USD	1,325	1/27/21	(75,386)
Tivity Health, Inc.	6,100	LIBOR Plus 0.30%	Monthly	USD	134	1/27/21	3,770

80 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
UBS AG
FTSE EPRANAREIT Developed Real Estate Index	1,096	LIBOR Plus 0.17%	Quarterly	USD	5,139	1/15/20	$(604,976)

							$(2,097,372)

VARIANCE SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
Russell 2000 Index 4/18/19*	25.10%	Maturity	USD	1,062	$(632,318)	$—	$(632,318)
Citibank, NA
Nasdaq 100 Stock Index 5/17/19*	20.90	Maturity	USD	700	(122,808)	—	(122,808)
S&P 500 Index 5/17/19*	17.60	Maturity	USD	832	(103,569)	—	(103,569)
Deutsche Bank AG
AUD/JPY 4/16/20*	12.25	Maturity	AUD	200	(4,856)	—	(4,856)
AUD/JPY 5/7/20*	12.22	Maturity	AUD	119	(2,500)	—	(2,500)
Goldman Sachs Bank USA
AUD/JPY 3/10/20*	12.90	Maturity	AUD	40	(1,980)	—	(1,980)
AUD/JPY 3/11/20*	12.80	Maturity	AUD	48	(2,176)	—	(2,176)
JPMorgan Chase Bank, NA
S&P/ASX 200 Index 4/18/19*	17.69	Maturity	AUD	704	(383,931)	—	(383,931)
UBS AG
S&P/ASX 200 Index 5/16/19*	14.75	Maturity	AUD	789	(159,622)	—	(159,622)

Sale Contracts
Citibank, NA
Nasdaq 100 Stock Index 3/15/19*	18.55	Maturity	USD	387	201,692	—	201,692
Russell 2000 Index 3/15/19*	16.65	Maturity	USD	624	249,227	—	249,227
Russell 2000 Index 4/18/19*	17.55	Maturity	USD	739	130,385	—	130,385
S&P 500 Index 3/15/19*	15.00	Maturity	USD	140	57,230	—	57,230
SPDR S&P 500 ETF Trust 3/1/19*	10.85	Maturity	USD	2	487	—	487
JPMorgan Chase Bank, NA
S&P/ASX 200 Index 3/21/19*	12.90	Maturity	AUD	264	110,291	—	110,291

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 81

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value		Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
UBS AG
S&P/ASX 200 Index 4/18/19*	13.65%	Maturity	AUD	538	$129,868			$—		$129,868
SPDR S&P 500 ETF Trust 3/1/19*	10.70	Maturity	USD	2	– 0	–		—		– 0	–

					$(534,580)		$	– 0	–	$(534,580)

*	Termination date

**	Principal amount less than 500.

***	Notional amount less than 500.

(a)	Non-income producing security.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)	Illiquid security.

(d)	Fair valued by the Adviser.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate market value of these securities amounted to $50,303,425 or 6.9% of net assets.

(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
CHC Group LLC	4/26/17	$34,109		$148		0.00%
CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon, 10/01/20	4/26/17	194,146		110,933		0.02%
Exide Technologies	4/26/17	2,165		172		0.00%
Exide Technologies/Old	3/30/17	1,094		87		0.00%
Momentive Performance Materials, Inc. 8.875%, 10/15/20	4/26/17	– 0	–	– 0	–	0.00%
Monitronics International, Inc. 9.125%, 04/01/20	4/19/18	109,613		23,417		0.00%

(g)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	Defaulted.

(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at February 28, 2019.

(k)	Defaulted matured security.

82 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

(l)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.08% of net assets as of February 28, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost			Market Value			Percentage of Net Assets
Aveta, Inc. 10.50%, 3/01/21	12/15/17	$	– 0	–	$	– 0	–	0.00%
Costa Rica Government International Bond 4.37%, 5/22/19	1/09/18		106,850			107,401		0.01%
Dominican Republic International Bond 16.00%, 7/10/20	6/02/17		314,106			293,427		0.04%
Exide Technologies 7.00%, 4/30/25	12/01/18		156,576			126,978		0.02%
Exide Technologies 11.00%, 4/30/22	12/01/18		78,550			70,561		0.01%
K2016470219 South Africa Ltd. 3.00%, 12/31/22	4/26/17		9,335			11		0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/22	4/26/17		14,525			309		0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 5/15/18	4/26/17		15			1		0.00%
Terraform Global Operating LLC 6.125%, 3/01/26	2/08/18		37,000			35,598		0.00%
Texas Competitive/TCEH 11.50%, 10/01/20	4/26/17		– 0	–		– 0	–	0.00%
Tonon Luxembourg SA 7.25%, 1/24/20	4/26/17		1,486			306		0.00%
Virgolino de Oliveira Finance SA 10.50%, 1/28/18	4/26/17		33,435			21,501		0.00%

(m)	Convertible security.

(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(o)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(p)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2019.

(q)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at February 28, 2019.

(r)	Affiliated investments.

(s)	The rate shown represents the 7-day yield as of period end.

(t)	One contract relates to 1 share.

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 83

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Currency Abbreviations:

ARS – Argentine Peso

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

DOP – Dominican Peso

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

UYU – Uruguayan Peso

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ADR – American Depositary Receipt

ARLLMONP – Argentina Blended Policy Rate

ASX – Australian Stock Exchange

BBR – Bank of England Base Rate

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

CAC – Cotation Assistée en Continu (Continuous Assisted Quotation)

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

DAX – Deutscher Aktien Index (German Stock Index)

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

EURIBOR – Euro Interbank Offered Rate

FTSE – Financial Times Stock Exchange

IBEX – International Business Exchange

LIBOR – London Interbank Offered Rates

MIB – Milano Italia Borsa

MSCI – Morgan Stanley Capital International

NIBOR – Norwegian Interbank Offered Rate

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

PJSC – Public Joint Stock Company

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

84 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

(1)	The following table represents the 50 largest equity basket holdings underlying the total return swap with CGABROE3 as of February 28, 2019.

Security Description	Shares	Notional Value as of 2/28/19	Percent of Basket’s Value
Progressive Corp. (The)	7,137	$521,032	2.8%
Discover Financial Services	7,019	505,404	2.7%
Apple, Inc.	2,882	498,546	2.6%
Facebook, Inc.	3,054	491,668	2.6%
Exxon Mobil Corp.	6,027	476,166	2.5%
T Rowe Price Group, Inc.	4,722	472,180	2.5%
TJX Cos, Inc. (The)	9,227	470,565	2.5%
Ross Stores, Inc.	4,950	470,289	2.5%
Visa, Inc.	3,175	469,967	2.5%
3M Co.	2,269	469,625	2.5%
PepsiCo, Inc.	3,913	453,912	2.4%
Pfizer, Inc.	10,076	433,251	2.3%
UnitedHealth Group, Inc.	1,786	432,141	2.3%
Comcast Corp.	10,467	408,212	2.2%
Walt Disney Co. (The)	3,385	382,456	2.0%
Linde PLC	2,121	366,888	1.9%
Accenture PLC	2,167	348,872	1.9%
Texas Instruments, Inc.	3,270	346,652	1.8%
American Tower Corp.	1,857	326,764	1.7%
Las Vegas Sands Corp.	5,345	326,075	1.7%
Biogen, Inc.	985	323,224	1.7%
MarketAxess Holdings, Inc.	1,284	313,325	1.7%
Netflix, Inc.	874	312,943	1.7%
Costco Wholesale Corp.	1,333	291,914	1.6%
Automatic Data Processing, Inc.	1,815	277,651	1.5%
Ulta Beauty, Inc.	856	267,173	1.4%
SEI Investments Co.	5,040	267,135	1.4%
Illumina, Inc.	843	263,872	1.4%
Zoetis, Inc.	2,780	261,324	1.4%
Erie Indemnity Co.	1,301	231,567	1.2%
Edwards Lifesciences Corp.	1,356	229,092	1.2%
Regeneron Pharmaceuticals, Inc.	515	221,946	1.2%
Credit Acceptance Corp.	497	218,758	1.2%
Eaton Vance Corp.	5,150	216,318	1.1%
Applied Materials, Inc.	5,507	209,269	1.1%
Align Technology, Inc.	783	202,688	1.1%
Lam Research Corp.	1,129	198,623	1.1%
ON Semiconductor Corp.	8,912	187,155	1.0%
Paychex, Inc.	2,332	179,602	1.0%
Dominion Energy, Inc.	2,397	177,353	0.9%
Paycom Software, Inc.	939	170,978	0.9%
Cintas Corp.	815	168,671	0.9%
Fastenal Co.	2,647	166,768	0.9%
Laboratory Corp. of America Holdings	1,117	165,323	0.9%
NVR, Inc.	62	161,979	0.9%
Broadridge Financial Solutions	1,573	158,917	0.8%
CDW Corp./DE	1,652	155,252	0.8%
F5 Networks, Inc.	917	154,068	0.8%
Exelon Corp.	3,072	150,524	0.8%
Fair Isaac Corp.	598	148,391	0.8%
Other	61,067	3,704,137	19.7%

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 85

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

(2)	The following table represents the 50 largest equity basket holdings underlying the total return swap with GSABLJHB as of February 28, 2019.

Security Description	Shares	Notional Value as of 2/28/19		Percent of Basket’s Value
Sumitomo Dainippon Pharma Co., Ltd.	5,793	JPY	15,914,423	1.9%
FamilyMart UNY Holdings Co., Ltd.	4,614		14,648,514	1.7%
Eisai Co., Ltd.	1,476		13,568,268	1.6%
Kikkoman Corp.	2,232		12,364,569	1.5%
Suzuken Co., Ltd./Aichi Japan	1,950		11,896,801	1.4%
Alfresa Holdings Corp.	3,559		11,476,372	1.4%
Fast Retailing Co., Ltd.	216		11,280,048	1.3%
Medipal Holdings Corp.	4,267		11,076,383	1.3%
Showa Shell Sekiyu KK	6,467		10,799,191	1.3%
TIS, Inc.	2,053		10,636,382	1.3%
Shiseido Co., Ltd.	1,439		10,576,563	1.3%
Tokyo Gas Co., Ltd.	3,430		10,512,669	1.3%
Sumitomo Realty & Development	2,375		9,890,929	1.2%
Dai Nippon Printing Co., Ltd.	3,791		9,774,273	1.2%
Sony Financial Holdings, Inc.	4,615		9,715,440	1.2%
Konica Minolta, Inc.	8,893		9,604,904	1.2%
Taiyo Nippon Sanso Corp.	6,085		9,571,459	1.1%
Mitsui Fudosan Co., Ltd.	3,605		9,510,743	1.1%
Mitsubishi Estate Co., Ltd.	4,868		9,312,220	1.1%
Yokogawa Electric Corp.	4,312		9,244,107	1.1%
Sompo Holdings, Inc.	2,207		9,175,259	1.1%
Nichirei Corp.	3,269		9,053,992	1.1%
SoftBank Group Corp.	878		9,030,051	1.1%
Iida Group Holdings Co., Ltd.	4,392		8,932,809	1.1%
Marui Group Co., Ltd.	4,557		8,927,672	1.1%
Kyowa Hakko Kirin Co., Ltd.	4,097		8,709,853	1.0%
Electric Power Development Co.	3,121		8,688,142	1.0%
Casio Computer Co., Ltd.	5,719		8,641,035	1.0%
Hitachi Capital Corp.	3,268		8,619,806	1.0%
SBI Holdings, Inc./Japan	3,676		8,616,277	1.0%
Nippon Electric Glass Co., Ltd.	2,841		8,549,934	1.0%
Toyoda Gosei Co., Ltd.	3,373		8,507,255	1.0%
Nippon Express Co., Ltd.	1,294		8,504,644	1.0%
Sumitomo Heavy Industries Ltd.	2,208		8,413,894	1.0%
Toyota Tsusho Corp.	2,363		8,354,433	1.0%
TDK Corp.	949		8,258,284	1.0%
Yokohama Rubber Co., Ltd. (The)	3,623		8,228,229	1.0%
Kirin Holdings Co., Ltd.	3,299		8,210,784	1.0%
Sanwa Holdings Corp.	6,352		8,200,360	1.0%
Oji Holdings Corp.	12,386		8,199,704	1.0%
Isuzu Motors Ltd.	5,137		8,198,664	1.0%
Trend Micro, Inc./Japan	1,489		8,173,280	1.0%
Idemitsu Kosan Co., Ltd.	2,063		8,150,048	1.0%
NGK Spark Plug Co., Ltd.	3,424		8,101,831	1.0%
Fukuoka Financial Group, Inc.	3,360		8,089,957	1.0%
Keikyu Corp.	4,380		8,084,634	1.0%
Fuji Electric Co., Ltd.	2,300		8,048,880	1.0%
Kose Corp.	443		7,982,767	1.0%
DIC Corp.	2,243		7,941,636	1.0%
Kyocera Corp.	1,286		7,895,973	0.9%
Other	230,776		358,489,839	43.1%

86 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

(3)	The following table represents the 50 largest (long/short) equity basket holdings underlying the total return swap with JPQABACP as of February 28, 2019.

Security Description	Shares	Notional Value as of 2/28/19	Percent of Basket’s Value
MSCI ACWI IMI Index (USD)	(20,456)	$(35,614,556)	(106.2%)
Royal Dutch Shell PLC	1,506	4,733,856	14.1%
BP PLC	2,931	2,081,958	6.2%
Chevron Corp.	17,350	2,081,958	6.2%
Exxon Mobil Corp.	25,420	2,008,201	6.0%
TOTAL SA	35,213	2,004,848	6.0%
EOG Resources, Inc.	14,694	1,381,267	4.1%
Glencore PLC	2,927	1,183,464	3.5%
PetroChina Co., Ltd.	1,684,298	1,072,829	3.2%
Repsol SA	58,099	992,366	3.0%
Agnico Eagle Mines Ltd.	21,288	905,199	2.7%
Boliden AB	29,479	807,974	2.4%
Alcoa Corp.	24,250	727,512	2.2%
Anadarko Petroleum Corp.	15,925	700,691	2.1%
Vale SA	58,112	697,339	2.1%
Mosaic Co. (The)	22,170	687,281	2.1%
LUKOIL PJSC	8,079	670,518	2.0%
First Quantum Minerals Ltd.	53,279	606,819	1.8%
Halliburton Co.	19,358	600,113	1.8%
Antofagasta PLC	420	523,004	1.6%
Motor Oil Hellas Corinth Refineries SA	21,170	506,241	1.5%
Rio Tinto PLC	83	476,068	1.4%
Continental Resources, Inc./OK	10,281	462,657	1.4%
C&J Energy Services, Inc.	25,835	439,189	1.3%
MMC Norilsk Nickel PJSC	20,754	435,837	1.3%
Aker BP ASA	11,066	375,490	1.1%
JXTG Holdings, Inc.	78,797	368,785	1.1%
Tupras Turkiye Petrol Rafineri	13,536	365,432	1.1%
Yamato Kogyo Co., Ltd.	13,087	362,080	1.1%
Origin Energy Ltd.	70,012	348,669	1.0%
Lundin Mining Corp.	58,030	308,438	0.9%
Newcrest Mining Ltd.	17,475	298,380	0.9%
SM Energy Co.	18,439	295,028	0.9%
S-Oil Corp.	3,280	291,675	0.9%
Johnson Matthey PLC	67	274,912	0.8%
Concho Resources, Inc.	2,438	268,207	0.8%
Norsk Hydro ASA	65,492	268,207	0.8%
Petroleo Brasileiro SA	22,910	244,739	0.7%
Sumitomo Metal Mining Co., Ltd.	7,890	231,329	0.7%
Sasol Ltd.	75	227,976	0.7%
Inpex Corp.	23,089	224,623	0.7%
Detour Gold Corp.	22,416	221,271	0.7%
Polyus PJSC	5,315	217,918	0.7%
Cosan SA	17,717	207,861	0.6%
OZ Minerals Ltd.	26,389	187,745	0.6%
Whiting Petroleum Corp.	7,683	184,392	0.6%
APERAM SA	4,873	160,924	0.5%
Industrias Penoles SAB de CV	11,907	157,572	0.5%
Incitec Pivot Ltd.	67,543	144,161	0.4%
Gran Tierra Energy, Inc.	60,343	137,456	0.4%
Other	241,670	355,375	1.0%

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 87

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

(4)	The following table represents the 50 largest equity basket holdings underlying the total return swap with GSABSJHB as of February 28, 2019.

Security Description	Shares	Notional Value as of 2/28/19		Percent of Basket’s Value
Keihan Holdings Co., Ltd.	(2,905)	JPY	(13,391,792)	(1.5%)
Asahi Intecc Co., Ltd.	(2,479)		(13,261,574)	(1.5%)
Bandai Namco Holdings, Inc.	(2,670)		(12,653,941)	(1.4%)
Nissan Chemical Corp.	(2,220)		(12,478,977)	(1.4%)
Kyushu Railway Co.	(2,938)		(11,195,098)	(1.3%)
Oriental Land Co., Ltd./Japan	(914)		(11,182,176)	(1.3%)
Astellas Pharma, Inc.	(6,301)		(10,824,370)	(1.2%)
Ezaki Glico Co., Ltd.	(1,882)		(10,612,030)	(1.2%)
Azbil Corp.	(4,114)		(10,111,493)	(1.1%)
West Japan Railway Co.	(1,203)		(10,092,984)	(1.1%)
McDonald’s Holdings Co. Japan Ltd.	(2,012)		(10,041,352)	(1.1%)
Marubeni Corp.	(12,165)		(9,670,826)	(1.1%)
KDDI Corp.	(3,582)		(9,629,125)	(1.1%)
SCSK Corp.	(1,916)		(9,329,312)	(1.1%)
Park24 Co., Ltd.	(3,473)		(9,286,577)	(1.1%)
MEIJI Holdings Co., Ltd.	(1,040)		(9,171,944)	(1.0%)
NTT DOCOMO, Inc.	(3,532)		(9,155,277)	(1.0%)
Japan Post Insurance Co., Ltd.	(3,567)		(8,985,583)	(1.0%)
Nippon Telegraph & Telephone Corp.	(1,856)		(8,911,076)	(1.0%)
Fuji Media Holdings, Inc.	(5,382)		(8,772,536)	(1.0%)
Japan Airlines Co., Ltd.	(2,133)		(8,669,431)	(1.0%)
Daito Trust Construction Co., Ltd.	(558)		(8,609,338)	(1.0%)
Tobu Railway Co., Ltd.	(2,752)		(8,557,423)	(1.0%)
ANA Holdings, Inc.	(2,064)		(8,529,287)	(1.0%)
Otsuka Holdings Co., Ltd.	(1,813)		(8,417,442)	(1.0%)
Zenkoku Hosho Co., Ltd.	(2,036)		(8,337,994)	(0.9%)
Rakuten, Inc.	(9,482)		(8,306,060)	(0.9%)
Nissan Motor Co., Ltd.	(8,591)		(8,264,188)	(0.9%)
Japan Post Bank Co., Ltd.	(6,614)		(8,220,879)	(0.9%)
Makita Corp.	(1,999)		(7,884,551)	(0.9%)
Hoshizaki Corp.	(1,032)		(7,782,025)	(0.9%)
Nihon M&A Center, Inc.	(2,767)		(7,776,197)	(0.9%)
Japan Tobacco, Inc.	(2,744)		(7,774,272)	(0.9%)
Canon, Inc.	(2,412)		(7,721,039)	(0.9%)
Yamaguchi Financial Group, Inc.	(7,432)		(7,714,596)	(0.9%)
Teijin Ltd.	(4,037)		(7,537,964)	(0.9%)
Nitori Holdings Co., Ltd.	(532)		(7,391,801)	(0.8%)
Rinnai Corp.	(980)		(7,337,837)	(0.8%)
Takeda Pharmaceutical Co., Ltd.	(1,597)		(7,138,692)	(0.8%)
Aozora Bank Ltd.	(2,212)		(7,099,554)	(0.8%)
Shimamura Co., Ltd.	(750)		(7,061,321)	(0.8%)
Toray Industries, Inc.	(9,097)		(7,059,069)	(0.8%)
Ono Pharmaceutical Co., Ltd.	(3,072)		(7,028,603)	(0.8%)
Kansai Paint Co., Ltd.	(3,428)		(7,016,334)	(0.8%)
Ryohin Keikaku Co., Ltd.	(251)		(6,643,146)	(0.8%)
Sumitomo Metal Mining Co., Ltd.	(2,033)		(6,636,787)	(0.8%)
Seria Co., Ltd.	(1,758)		(6,626,431)	(0.8%)
Sundrug Co., Ltd.	(1,900)		(6,478,100)	(0.7%)
Hikari Tsushin, Inc.	(322)		(6,423,047)	(0.7%)
Aeon Co., Ltd.	(2,715)		(6,369,129)	(0.7%)
Other	(166,751)		(447,913,991)	(50.7%)

See notes to consolidated financial statements.

88 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES

February 28, 2019 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $611,470,054)	$648,356,760	(a)
Affiliated issuers (cost $81,289,215 — including investment of cash collateral for securities loaned of $18,793,508)	81,289,215
Cash	11,089
Cash collateral due from broker	14,070,844
Foreign currencies, at value (cost $5,333,744)	5,418,114
Unrealized appreciation on forward currency exchange contracts	3,791,029
Receivable for investment securities sold and foreign currency transactions	3,551,916
Unaffiliated interest and dividends receivable	2,366,900
Unrealized appreciation on total return swaps	2,054,147
Unrealized appreciation on variance swaps	879,180
Affiliated dividends receivable	120,093
Receivable for shares of beneficial interest sold	81,531
Market value on credit default swaps (net premiums paid $35,597)	31,838
Other assets	134,737

Total assets	762,157,393

Liabilities
Options written, at value (premiums received $215,040)	38,621
Payable for collateral received on securities loaned	18,793,508
Unrealized depreciation on total return swaps	4,151,519
Payable for investment securities purchased and foreign currency transactions	2,669,366
Unrealized depreciation on forward currency exchange contracts	2,524,175
Cash collateral due to broker	2,426,000
Market value on credit default swaps (net premiums received $1,683,369)	2,007,917
Unrealized depreciation on variance swaps	1,413,760
Unrealized depreciation on inflation swaps	1,062,251
Payable for variation margin on futures	1,049,636
Payable for shares of beneficial interest redeemed	729,093
Advisory fee payable	297,863
Payable for variation margin on centrally cleared swaps	203,033
Distribution fee payable	155,405
Payable for terminated total return swaps	75,670
Transfer Agent fee payable	74,503
Trustees’ fees payable	6,294
Accrued expenses and other liabilities	233,042

Total liabilities	37,911,656

Net Assets	$724,245,737

Composition of Net Assets
Shares of beneficial interest, at par	$492
Additional paid-in capital	723,635,266
Distributable earnings	609,979

	$724,245,737

(a)	Includes securities on loan with a value of $18,195,608 (see Note E).

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$575,636,947	39,119,159	$14.71	*

B	$5,341,354	363,683	$14.69

C	$48,505,902	3,340,333	$14.52

Advisor	$80,568,616	5,427,611	$14.84

R	$4,091,124	280,387	$14.59

K	$9,868,205	673,278	$14.66

I	$233,589	15,575	$15.00

*	The maximum offering price per share for Class A shares was $15.36 which reflects a sales charge of 4.25%.

See notes to consolidated financial statements.

90 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended February 28, 2019 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $73,040)	$4,691,682
Affiliated issuers	551,897
Interest	3,310,775
Securities lending income	75,506
Other income	3,893	$8,633,753

Expenses
Advisory fee (see Note B)	1,992,174
Distribution fee—Class A	716,585
Distribution fee—Class B	27,108
Distribution fee—Class C	261,337
Distribution fee—Class R	10,369
Distribution fee—Class K	13,210
Transfer agency—Class A	300,382
Transfer agency—Class B	3,435
Transfer agency—Class C	28,562
Transfer agency—Advisor Class	41,161
Transfer agency—Class R	5,407
Transfer agency—Class K	10,607
Transfer agency—Class I	134
Custodian	191,021
Printing	74,418
Audit and tax	62,212
Registration fees	44,609
Legal	17,793
Trustees’ fees	12,439
Miscellaneous	49,774

Total expenses	3,862,737
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(458,921)

Net expenses		3,403,816

Net investment income		5,229,937

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF OPERATIONS (continued)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios	$(16,941,928)
Investment transactions(a)	7,383,868
Forward currency exchange contracts	266,203
Futures	(4,829,094)
Options written	(1,963,044)
Swaps	(2,012,232)
Swaptions written	97,434
Foreign currency transactions	235,404
Net change in unrealized appreciation/depreciation of:
Affiliated Underlying Portfolios	12,603,393
Investments	(14,748,215)
Forward currency exchange contracts	81,969
Futures	6,070,372
Options written	101,490
Swaps	2,664,546
Swaptions written	(12,204)
Foreign currency denominated assets and liabilities	151,860

Net loss on investment and foreign currency transactions	(10,850,178)

Net Decrease in Net Assets from Operations	$(5,620,241)

(a)	Net of foreign capital gains taxes of $3,790.

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2019 (unaudited)		Year Ended August 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$5,229,937		$11,390,029
Net realized loss on investment transactions	(17,763,389)		(2,002,267)
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	6,913,211		5,876,324
Contributions from Affiliates (see Note B)	– 0	–	5,436

Net increase (decrease) in net assets from operations	(5,620,241)		15,269,522
Distributions to Shareholders
Class A	– 0	–	(8,377,199)
Class B	– 0	–	(37,962)
Class C	– 0	–	(218,557)
Advisor Class	– 0	–	(1,244,557)
Class R	– 0	–	(55,740)
Class K	– 0	–	(289,893)
Transactions in Shares of Beneficial Interest
Net decrease	(60,164,201)		(136,659,908)

Total decrease	(65,784,442)		(131,614,294)
Net Assets
Beginning of period	790,030,179		921,644,473

End of period	$724,245,737		$790,030,179

See notes to consolidated financial statements.

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February 28, 2019 (unaudited)

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Company”) was organized as a Massachusetts Business Trust on March 26, 1987 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Company operates as a series company currently comprised of six series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB All Market Total Return Portfolio (formerly AB Balanced Wealth Strategy) (the “Fund”). As part of the Fund’s investment strategy, the Fund seeks to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AB All Market Total Return Portfolio (Cayman), Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary commenced operations on April 26, 2017. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of February 28, 2019, net assets of the Fund were $724,245,737, of which $14,324,550, or approximately 2%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary. This report presents the consolidated financial statements of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in consolidation. The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class T shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to 0% depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB mutual fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically

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convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price.

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If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the

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measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be

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classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of

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quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2019:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks:
Information Technology	$76,143,017		$10,113,377		$0	(a)	$86,256,394
Financials	41,487,812		25,631,063		– 0	–	67,118,875
Health Care	49,459,785		8,379,687		– 0	–	57,839,472
Consumer Discretionary	43,041,347		6,189,519		46,962		49,277,828
Industrials	27,120,796		14,549,951		259		41,671,006
Communication Services	27,517,605		13,129,652		– 0	–	40,647,257
Consumer Staples	10,568,411		9,851,307		71,461		20,491,179
Energy	7,808,271		6,262,959		86,549	(a)	14,157,779
Materials	6,687,165		4,680,225		33,564		11,400,954
Utilities	3,777,736		5,217,817		– 0	–	8,995,553
Real Estate	4,162,533		4,535,970		– 0	–	8,698,503
Investment Companies	51,004,889		– 0	–	– 0	–	51,004,889
Corporates – Non-Investment Grade	– 0	–	43,442,552		315,517	(a)	43,758,069
Inflation-Linked Securities	– 0	–	12,821,387		– 0	–	12,821,387
Governments – Treasuries	– 0	–	12,730,313		– 0	–	12,730,313
Emerging Markets – Sovereigns	– 0	–	11,182,813		– 0	–	11,182,813
Corporates – Investment Grade	– 0	–	10,163,681		– 0	–	10,163,681
Collateralized Mortgage Obligations	– 0	–	7,335,071		89,263		7,424,334
Emerging Markets – Corporate Bonds	– 0	–	6,424,986		43,502		6,468,488
Emerging Markets – Treasuries	– 0	–	5,838,598		– 0	–	5,838,598
Bank Loans	– 0	–	2,471,475		916,036		3,387,511
Asset-Backed Securities	– 0	–	121,254		836,644		957,898
Commercial Mortgage-Backed Securities	– 0	–	– 0	–	753,977		753,977
Collateralized Loan Obligations	– 0	–	– 0	–	548,972		548,972
Local Governments – Regional Bonds	– 0	–	270,398		– 0	–	270,398
Local Governments – US Municipal Bonds	– 0	–	226,256		– 0	–	226,256
Options Purchased – Puts	– 0	–	97,212		– 0	–	97,212
Preferred Stocks	50,595		444		0	(a)	51,039
Quasi-Sovereigns	– 0	–	38,993		– 0	–	38,993
Warrants	7,411		– 0	–	2,984		10,395
Options Purchased – Calls	– 0	–	7,818		– 0	–	7,818
Mortgage Pass-Throughs	– 0	–	174		– 0	–	174

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Investments in Securities:	Level 1			Level 2		Level 3			Total
Short-Term Investments:
Governments – Treasuries	$	– 0	–	$72,067,926		$	– 0	–	$72,067,926
Investment Companies		62,495,707		– 0	–		– 0	–	62,495,707
U.S. Treasury Bills		– 0	–	1,990,819			– 0	–	1,990,819
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		18,793,508		– 0	–		– 0	–	18,793,508

Total Investments in Securities		430,126,588		295,773,697			3,745,690		729,645,975
Other Financial Instruments(b):
Assets:
Futures		6,672,518		685,165			– 0	–	7,357,683	(c)
Forward Currency Exchange Contracts		– 0	–	3,791,029			– 0	–	3,791,029
Centrally Cleared Credit Default Swaps		– 0	–	3,543,431			– 0	–	3,543,431	(c)
Centrally Cleared Interest Rate Swaps		– 0	–	337,779			– 0	–	337,779	(c)
Credit Default Swaps		– 0	–	31,838			– 0	–	31,838
Total Return Swaps		– 0	–	2,054,147			– 0	–	2,054,147
Variance Swaps		– 0	–	879,180			– 0	–	879,180
Liabilities:
Futures		(1,683,021)		(1,311,525)			– 0	–	(2,994,546	)(c)
Forward Currency Exchange Contracts		– 0	–	(2,524,175)			– 0	–	(2,524,175)
Currency Options Written		– 0	–	(38,621)			– 0	–	(38,621)
Centrally Cleared Credit Default Swaps		– 0	–	(854,960)			– 0	–	(854,960	)(c)
Centrally Cleared Interest Rate Swaps		– 0	–	(9,453)			– 0	–	(9,453	)(c)
Credit Default Swaps		– 0	–	(2,007,917)			– 0	–	(2,007,917)
Inflation (CPI) Swaps		– 0	–	(1,062,251)			– 0	–	(1,062,251)
Total Return Swaps		– 0	–	(4,151,519)			– 0	–	(4,151,519)
Variance Swaps		– 0	–	(1,413,760)			– 0	–	(1,413,760)

Total(d)		$435,116,085		$293,722,085			$3,745,690		$732,583,860

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)

Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(d)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

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The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks(a)		Corporates - Non-Investment Grade(a)		Collateralized Mortgage Obligations
Balance as of 8/31/18	$115,925		$398,204			$89,411
Accrued discounts/(premiums)	– 0	–	557			161
Realized gain (loss)	– 0	–	890			– 0	–
Change in unrealized appreciation/depreciation	28,821		(78,562)			(309)
Purchases/Payups	43,049		11,278			– 0	–
Sales/Paydowns	– 0	–	(16,850)			– 0	–
Transfers in to Level 3	51,000		– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 2/28/19	$238,795		$315,517			$89,263

Net change in unrealized appreciation/depreciation from investments held as of 2/28/19(b)	$28,821		$(78,087)			$(309)

	Emerging Markets - Corporate Bonds		Bank Loans		Asset-Backed Securities
Balance as of 8/31/18	$53,398		$378,526			$917,472
Accrued discounts/(premiums)	1,920		1,276			910
Realized gain (loss)	780		(9,629)			1,854
Change in unrealized appreciation/depreciation	(13,410)		(13,730)			1,273
Purchases/Payups	1,914		655,612			– 0	–
Sales/Paydowns	(1,100)		(63,704)			(84,865)
Transfers in to Level 3	– 0	–	198,445			– 0	–
Transfers out of Level 3	– 0	–	(230,760)			– 0	–

Balance as of 2/28/19	$43,502		$916,036			$836,644

Net change in unrealized appreciation/depreciation from investments held as of 2/28/19(b)	$(13,410)		$(13,730)			$333

	Commercial Mortgage-Backed Securities		Collateralized Loan Obligations		Preferred Stocks(a)
Balance as of 8/31/18	$779,178		$736,867		$	– 0	–
Accrued discounts/(premiums)	198		11			– 0	–
Realized gain (loss)	196		4,912			– 0	–
Change in unrealized appreciation/depreciation	8,236		(15,224)			– 0	–
Purchases/Payups	99,500		– 0	–		– 0	–
Sales/Paydowns	(133,331)		(177,594)			– 0	–
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 2/28/19	$753,977		$548,972		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 2/28/19(b)	$9,917		$(10,206)		$	– 0	–

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	Warrants		Total
Balance as of 8/31/18	$8,723		$3,477,704
Accrued discounts/(premiums)	– 0	–	5,033
Realized gain (loss)	– 0	–	(997)
Change in unrealized appreciation/depreciation	(5,739)		(88,644)
Purchases/Payups	– 0	–	811,353
Sales/Paydowns	– 0	–	(477,444)
Transfers in to Level 3	– 0	–	249,445
Transfers out of Level 3	– 0	–	(230,760)

Balance as of 2/28/19	$2,984		$3,745,690 (c)

Net change in unrealized appreciation/depreciation from investments held as of 2/28/19(b)	$(5,739)		$(82,410)

(a)	The Fund held securities with zero market value at period end.

(b)

The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying consolidated statement of operations.

(c)	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

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In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for Federal income tax purposes. Note that the loss from the Subsidiary’s contemplated activities also cannot be carried forward to reduce future Subsidiary’s income in subsequent years. However, if the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

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In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

During 2017, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, announced its intention to pursue the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc.

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(“AXA Equitable”), the holding company for a diversified financial services organization, through an initial public offering (“IPO”). AXA Equitable is the holding company for a diverse group of financial services companies, including AllianceBernstein L.P., the investment adviser to the Funds (“the Adviser”). In March 2018, AXA announced its intention to sell its entire interest in AXA Equitable over time, subject to market conditions and other factors (the “Plan”). During the second quarter of 2018, AXA Equitable completed the IPO, and, in the fourth quarter of 2018, and in the first quarter of 2019, AXA completed public offerings of additional shares of AXA Equitable’s common stock and simultaneously sold shares to AXA Equitable pursuant to a separate agreement with it. AXA also granted the underwriters of the offering an option to purchase additional shares of AXA Equitable, which was exercised. As a result of the foregoing sales of AXA Equitable shares, as of March 25, 2019, AXA owns approximately 48.3% of the shares of common stock of AXA Equitable. Contemporaneously with the IPO, AXA sold $862.5 million aggregate principal amount of its 7.25% mandatorily exchangeable notes (the “MxB Notes”) due May 15, 2021, and exchangeable into up to 43,125,000 shares of common stock (or approximately 7% of the outstanding shares of common stock of AXA Equitable). AXA retains ownership (including voting rights) of such shares of common stock until the MxB Notes are exchanged, which may be on a date that is earlier than the maturity date at AXA’s option upon the occurrence of certain events.

It is anticipated that one or more of the transactions contemplated by the Plan may ultimately result in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and therefore may be deemed an “assignment” causing a termination of each Fund’s current investment advisory agreement. In order to ensure that the existing investment advisory services could continue uninterrupted, at meetings held in late July through early August 2018, the Boards of Directors/Trustees (each a “Board” and collectively, the “Boards”) approved new investment advisory agreements with the Adviser, in connection with the Plan. The Boards also agreed to call and hold a joint meeting of shareholders on October 11, 2018, for shareholders of each Fund to (1) approve the new investment advisory agreement with the Adviser that would be effective after the first Change of Control Event and (2) approve any future advisory agreement approved by the Board and that has terms not materially different from the current agreement, in the event there are subsequent Change of Control Events arising from completion of the Plan that terminate the advisory agreement after the first Change of Control Event. Approval of a future advisory agreement means that shareholders may not have another opportunity to vote on a new agreement with the Adviser even upon a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of AXA Equitable.

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At the December 11, 2018 adjourned shareholder meeting, shareholders approved the new and future investment advisory agreements.

The Subsidiary has entered into a separate agreement with the Adviser for the management of the Subsidiary’s portfolio. The Adviser receives no compensation from the Subsidiary for its services under the agreement.

During the year ended August 31, 2018, the Adviser reimbursed the Fund $5,436 for trading losses incurred due to a trade entry error.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $120,701 for the six months ended February 28, 2019.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $2,913 from the sale of Class A shares and received $2,969, $1,291 and $788 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended February 28, 2019.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective August 1, 2018, the Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2019. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended February 28, 2019, such waiver amounted to $22,330.

In connection with the Fund’s investments in AB All Market Alternative Return Portfolio, the Adviser has contractually agreed to waive and reimburse expenses payable by the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fees and other expenses of the portfolio, as borne indirectly by the Fund as an acquired fund fee and

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expense. This fee waiver and/or expense reimbursement will remain in effect until December 31, 2019. For the six months ended February 28, 2019, such waivers amounted to $435,612.

A summary of the Fund’s transactions in AB mutual funds for the six months ended February 28, 2019 is as follows:

													Distributions
Fund	Market Value 8/31/18 (000)	Purchases at Cost (000)		Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 2/28/19 (000)		Dividend Income (000)		Realized Gains (000)
Government Money Market Portfolio	$56,111	$228,446		$222,062	$	– 0	–	$	– 0	–	$62,495		$489		$	– 0	–
AB Cap Fund, Inc. – AB All Market Alternative Return Portfolio	125,226	– 0	–	120,887		(16,942)			12,603		– 0	–	– 0	–		– 0	–
Government Money Market Portfolio*	8,545	43,003		32,754		– 0	–		– 0	–	18,794		63			– 0	–

Total						$(16,942)			$12,603		$81,289		$552		$	– 0	–

*	Investments of cash collateral for securities lending transactions (see Note E).

Brokerage commissions paid on investment transactions for the six months ended February 28, 2019 amounted to $206,368, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Plan

The Fund has adopted a Plan for each class of shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a “Plan” and collectively the “Plans”). Under the Plans, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Effective August 1, 2014, payments under the Plan in respect of

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Class A shares are limited to an annual rate of .25% of the Fund’s Class A share’s average daily net assets. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Fund is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Fund’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities Exchange Commission as being a “compensation” plan.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Plans also provide that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended February 28, 2019 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$234,554,389	$364,533,674
U.S. government securities	50,862	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$69,630,053
Gross unrealized depreciation	(29,991,698)

Net unrealized appreciation	$39,638,355

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

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The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the consolidated statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the consolidated statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended February 28, 2019, the Fund held futures for hedging and non-hedging purposes.

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•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended February 28, 2019, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

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When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. The Fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price, as included on the Portfolio of Investments. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

The Fund may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return on a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

During the six months ended February 28, 2019, the Fund held purchased options for hedging and non-hedging purposes. During the six months ended February 28, 2019, the Fund held written options for hedging and non-hedging purposes.

During the six months ended February 28, 2019, the Fund held purchased swaptions for hedging and non-hedging purposes. During the six months ended February 28, 2019, the Fund held written swaptions for hedging and non-hedging purposes.

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•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the consolidated statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the consolidated statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for OTC swaps are recognized as cost or proceeds on the consolidated statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the consolidated statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the consolidated statement of operations.

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Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the consolidated statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange

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of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended February 28, 2019, the Fund held interest rate swaps for hedging and non-hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended February 28, 2019, the Fund held inflation (CPI) swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations

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with the same counterparty. As of February 28, 2019, the Fund had Buy Contracts outstanding with respect to the same referenced obligation and same counterparty for its Sales Contracts which may partially offset the Maximum Payout Amount in the amount of $5,000.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended February 28, 2019, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended February 28, 2019, the Fund held total return swaps for hedging and non-hedging purposes.

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Variance Swaps:

The Fund may enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

During the six months ended February 28, 2019, the Fund held variance swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

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During the six months ended February 28, 2019, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on futures	$2,253,675	*	Receivable/Payable for variation margin on futures	$1,357,656	*

Equity contracts	Receivable/Payable for variation margin on futures	5,104,008	*	Receivable/Payable for variation margin on futures	1,636,890	*

Credit contracts	Receivable/Payable for variation margin on centrally cleared swaps	749,337	*	Receivable/Payable for variation margin on centrally cleared swaps	109,914	*

Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	337,779	*	Receivable/Payable for variation margin on centrally cleared swaps	9,453	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	3,791,029		Unrealized depreciation on forward currency exchange contracts	2,524,175

Foreign exchange contracts	Investments in securities, at value	105,030

Foreign exchange contracts				Options written, at value	38,621

Interest rate contracts				Unrealized depreciation on inflation swaps	1,062,251

Credit contracts	Market value on credit default swaps	31,838		Market value on credit default swaps	2,007,917

Credit contracts	Unrealized appreciation on total return swaps	152,181

Interest rate contracts				Unrealized depreciation on total return swaps	64,866

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	Asset Derivatives		Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unrealized appreciation on total return swaps	$254,386	Unrealized depreciation on total return swaps	$4,075,711

Commodity contracts	Unrealized appreciation on total return swaps	1,647,580	Unrealized depreciation on total return swaps	10,942

Foreign currency contracts			Unrealized appreciation on variance swaps	11,512

Equity contracts	Unrealized appreciation on variance swaps	879,180	Unrealized appreciation on variance swaps	1,402,248

Total		$15,306,023		$14,312,156

*

Only variation margin receivable/payable at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$3,890,363	$605,761

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	(8,475,512)	4,353,076

Commodity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	(243,945)	1,111,535

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	$266,203	$81,969

Interest rate contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	451	8,428

Foreign exchange contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	(761,277)	(119,247)

Credit contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	1,821	– 0	–

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	(204,403)	10,766

Foreign exchange contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation/depreciation of options written	700,069	284,887

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation/depreciation of options written	$(2,663,113)	$(183,397)

Interest rate contracts	Net realized gain (loss) on swaptions written; Net change in unrealized appreciation/depreciation of swaptions written	75,174	(12,204)

Credit contracts	Net realized gain (loss) on swaptions written; Net change in unrealized appreciation/depreciation of swaptions written	22,260	– 0	–

Foreign currency contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	7,731	(12,299)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	463,132	(1,625,642)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(30,499)	889,083

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	1,695,071	(405,705)

Commodity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(4,147,667)	3,819,109

Total		$(9,404,141)	$8,806,120

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended February 28, 2019:

Futures:
Average original value of buy contracts	$537,961,551
Average original value of sale contracts	$75,496,488
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$195,890,151
Average principal amount of sale contracts	$279,199,237
Purchased Options:
Average notional amount	$42,281,014
Purchased Swaptions:
Average notional amount	$3,172,400	(a)
Options Written:
Average notional amount	$32,309,641
Swaptions Written:
Average notional amount	$9,734,012	(b)
Inflation Swaps:
Average notional amount	$75,870,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$47,191,141	(b)
Credit Default Swaps:
Average notional amount of buy contracts	$262,000	(c)
Average notional amount of sale contracts	$12,550,857
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$40,352,947
Average notional amount of sale contracts	$143,808,762
Total Return Swaps:
Average notional amount	$426,809,945
Variance Swaps:
Average notional amount	$2,216,834

(a)	Positions were open for four months during the period.

(b)	Positions were open for five months during the period.

(c)	Positions were open for three months during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the consolidated statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of February 28, 2019. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

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AB All Market Total Return Portfolio

Counterparty	Derivatives Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivatives Assets
Bank of America, NA	$10,894	$(10,894)	$	– 0	–	$	– 0	–	$	– 0	–
Barclays Bank PLC	525,342	(525,342)	– 0	–	– 0	–	– 0	–
BNP Paribas SA	142,107	(51,752)	– 0	–	– 0	–	90,355
Citibank, NA	951,306	(646,638)	– 0	–	– 0	–	304,668
Credit Suisse International	396,355	(396,355)	– 0	–	– 0	–	– 0	–
Deutsche Bank AG	11,243	(11,243)	– 0	–	– 0	–	– 0	–
Goldman Sachs & Co./Goldman Sachs Bank USA/Goldman Sachs International	1,291,789	(718,538)	– 0	–	– 0	–	573,251
HSBC Bank USA	703,996	(250,837)	– 0	–	– 0	–	453,159
JPMorgan Chase Bank, NA	411,971	(411,971)	– 0	–	– 0	–	– 0	–
Morgan Stanley & Co. International PLC/Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	328,195	(328,195)	– 0	–	– 0	–	– 0	–
Natwest Markets PLC	119,746	(67,999)	– 0	–	– 0	–	51,747
Standard Chartered Bank	119,692	(31,264)	– 0	–	– 0	–	88,428
State Street Bank & Trust Co.	70,900	(44,011)	– 0	–	– 0	–	26,889
UBS AG	130,108	(130,108)	– 0	–	– 0	–	– 0	–

Total	$5,213,644	$(3,625,147)	$	– 0	–	$	– 0	–	$1,588,497	^

Counterparty	Derivatives Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivatives Liabilities
Bank of America, NA	$1,989,198	$(10,894)	$	– 0	–	$(1,978,304)	$	– 0	–
Barclays Bank PLC	677,018	(525,342)	– 0	–	(151,676)	– 0	–
BNP Paribas SA	51,752	(51,752)	– 0	–	– 0	–	– 0	–
Citibank, NA	646,638	(646,638)	– 0	–	– 0	–	– 0	–
Citigroup Global Markets, Inc.	580,611	– 0	–	– 0	–	(493,526)	87,085
Credit Suisse International	926,673	(396,355)	– 0	–	(530,318)	– 0	–
Deutsche Bank AG	633,008	(11,243)	– 0	–	(508,688)	113,077
Goldman Sachs & Co./Goldman Sachs Bank USA/Goldman Sachs International	718,538	(718,538)	– 0	–	– 0	–	– 0	–
HSBC Bank USA	250,837	(250,837)	– 0	–	– 0	–	– 0	–
JPMorgan Chase Bank, NA	2,502,442	(411,971)	– 0	–	(2,090,471)	– 0	–

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Counterparty	Derivatives Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*		Net Amount of Derivatives Liabilities
Morgan Stanley & Co. International PLC/Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	$1,286,474	$(328,195)	$	– 0	–	$(841,178)		$117,101
Natwest Markets PLC	67,999	(67,999)		– 0	–	– 0	–	– 0	–
Standard Chartered Bank	31,264	(31,264)		– 0	–	– 0	–	– 0	–
State Street Bank & Trust Co.	44,011	(44,011)		– 0	–	– 0	–	– 0	–
UBS AG	780,838	(130,108)		– 0	–	(613,012)		37,718

Total	$11,187,301	$(3,625,147)	$	– 0	–	$(7,207,173)		$354,981	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB All Market Total Return Portfolio (Cayman), Ltd.

Counterparty	Derivatives Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivatives Assets
Morgan Stanley Capital Services LLC	$1,647,580	$(10,942)		$(1,636,638)		$	– 0	–	$	– 0	–

Total	$1,647,580	$(10,942)		$(1,636,638)		$	– 0	–		$0	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivatives Liabilities
Morgan Stanley Capital Services LLC	$10,942	$(10,942)	$	– 0	–	$	– 0	–	$	– 0	–

Total	$10,942	$(10,942)	$	– 0	–	$	– 0	–		$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the consolidated statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At February 28, 2019, the Fund had

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securities on loan with a value of $18,195,608 and had received cash collateral which has been invested into Government Money Market Portfolio of $18,793,508. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Fund earned securities lending income of $75,506 and $63,055 from the borrowers and Government Money Market Portfolio, respectively, for the six months ended February 28, 2019; these amounts are reflected in the consolidated statement of operations. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended February 28, 2019, such waiver amounted to $979. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares			Amount
	Six Months Ended February 28, 2019 (unaudited)		Year Ended August 31, 2018	Six Months Ended February 28, 2019 (unaudited)		Year Ended August 31, 2018

Class A
Shares sold	478,611		1,079,900	$6,780,641		$15,939,312

Shares issued in reinvestment of dividends	– 0	–	519,128	– 0	–	7,703,868

Shares converted from Class B	31,575		146,595	452,784		2,155,088

Shares converted from Class C	401,972		1,410,748	5,777,284		20,687,511

Shares redeemed	(3,772,843)		(7,991,450)	(53,770,934)		(118,060,979)

Net decrease	(2,860,685)		(4,835,079)	$(40,760,225)		$(71,575,200)

Class B
Shares sold	7,122		20,523	$101,700		$303,624

Shares issued in reinvestment of dividends	– 0	–	2,444	– 0	–	36,537

Shares converted to Class A	(31,578)		(146,064)	(452,784)		(2,155,088)

Shares redeemed	(16,730)		(69,200)	(238,328)		(1,026,106)

Net decrease	(41,186)		(192,297)	$(589,412)		$(2,841,033)

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	Shares			Amount
	Six Months Ended February 28, 2019 (unaudited)		Year Ended August 31, 2018	Six Months Ended February 28, 2019 (unaudited)		Year Ended August 31, 2018

Class C
Shares sold	35,957		141,598	$503,339		$2,072,554

Shares issued in reinvestment of dividends	– 0	–	12,596	– 0	–	186,164

Shares converted to Class A	(406,477)		(1,422,213)	(5,777,284)		(20,687,511)

Shares redeemed	(486,342)		(1,600,537)	(6,870,727)		(23,385,272)

Net decrease	(856,862)		(2,868,556)	$(12,144,672)		$(41,814,065)

Advisor Class
Shares sold	500,630		1,116,494	$7,206,752		$16,595,977

Shares issued in reinvestment of dividends	– 0	–	69,270	– 0	–	1,034,204

Shares redeemed	(595,385)		(1,804,611)	(8,568,332)		(26,809,697)

Net decrease	(94,755)		(618,847)	$(1,361,580)		$(9,179,516)

Class R
Shares sold	104,216		39,661	$1,467,379		$580,933

Shares issued in reinvestment of dividends	– 0	–	3,769	– 0	–	55,741

Shares redeemed	(124,303)		(166,537)	(1,753,524)		(2,446,974)

Net decrease	(20,087)		(123,107)	$(286,145)		$(1,810,300)

Class K
Shares sold	68,242		273,709	$958,502		$3,984,014

Shares issued in reinvestment of dividends	– 0	–	19,587	– 0	–	289,892

Shares redeemed	(415,331)		(933,374)	(5,984,935)		(13,725,366)

Net decrease	(347,089)		(640,078)	$(5,026,433)		$(9,451,460)

Class I
Shares sold	330		838	$4,718		$12,538

Shares redeemed	(31)		(59)	(452)		(872)

Net increase	299		779	$4,266		$11,666

NOTE G

Risks Involved in Investing in the Fund

Allocation Risk—The allocation of investments among different investment styles, such as equity or debt, growth or value, U.S. or non-U.S. securities, or diversification strategies, may have a more significant effect on the Fund’s net asset value, or NAV, when one of these investments is performing more poorly than another.

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Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

High Yield Debt Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Alternative Investments Risk—Many alternative investments can be volatile and may be illiquid. Their performance may have little correlation with the performance of equity or fixed-income markets, and they may not perform in accordance with expectations.

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Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the consolidated statement of assets and liabilities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Commodity Risk—Investing in commodities and commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Subsidiary Risk—By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.

Short Sale Risk—The Fund is subject to short sale risk because it may engage in short sales either directly or indirectly through investment in the Underlying Portfolio. Short sales involve the risk that the Fund or Underlying Portfolio will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund’s or Underlying Portfolio’s investment in the security, because the price of the security cannot fall below zero. The Fund or Underlying Portfolio may not always be able to close out a short position on favorable terms.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the consolidated statement of operations. The Fund did not utilize the Facility during the six months ended February 28, 2019.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2019 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2018 and August 31, 2017 were as follows:

	2018	2017
Distributions paid from:
Ordinary income	$10,223,908	$29,567,238

Total taxable distributions paid	$10,223,908	$29,567,238

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As of August 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(10,549,065	)(a)
Other losses	(16,163,352	)(b)
Unrealized appreciation/(depreciation)	33,135,192	(c)

Total accumulated earnings/(deficit)	$6,422,775	(d)

(a)

As of August 31, 2018, the Fund had a net capital loss carryforward of $10,545,484. During the fiscal year, the Fund utilized $20,734,110 of capital loss carryforwards to offset current year net realized gains. As of August 31, 2018, the cumulative deferred loss on straddles was $3,581.

(b)	As of August 31, 2018, the fund had a qualified late-year ordinary loss deferral of $16,163,352.

(c)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps, the tax treatment of passive foreign investment companies (PFICs), the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, and the tax treatment of earnings from the Subsidiary.

(d)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to the tax treatment of defaulted securities.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-December 22, 2010 capital losses must be utilized prior to the earlier capital losses, which are subject to expiration. Post-December 22, 2010 capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

As of August 31, 2018, the Fund had a net capital loss carryforward of $10,545,484 which will expire as follows:

Short-Term Amount	Long-Term Amount	Expiration
$10,545,484	n/a	8/31/2019

NOTE J

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

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In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement which removes, modifies and adds disclosures to Topic 820. The amendments in this ASU 2018-13 apply to all entities that are required, under existing U.S. GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in this ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

In October 2018, the U.S. Securities and Exchange Commission adopted amendments to certain disclosure requirements included in Regulation S-X that had become “redundant, duplicative, overlapping, outdated or superseded, in light of the other Commission disclosure requirements, GAAP or changes in the information environment.” The compliance date for the amendments to Regulation S-X was November 5, 2018 (for reporting period end dates of September 30, 2018 or after). Management has adopted the amendments which simplified certain disclosure requirements on the consolidated financial statements.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the consolidated financial statements through the date the consolidated financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s consolidated financial statements through this date.

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CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Six Months Ended February 28, 2019† (unaudited)	Year Ended August 31,
2018†	2017†	2016	2015	2014

Net asset value, beginning of period	$ 14.78	$ 14.71	$ 13.85	$ 13.49	$ 14.31	$ 12.74

Income From Investment Operations

Net investment income(a)(b)	.10	.20	.44	.38	.43	.39

Net realized and unrealized gain (loss) on investment transactions	(.17)	.05	.85	.29	(.93)	1.56

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.07)	.25	1.29	.67	(.50)	1.95

Less: Dividends

Dividends from net investment income	– 0	–	(.18)	(.43)	(.31)	(.32)	(.38)

Net asset value, end of period	$ 14.71	$ 14.78	$ 14.71	$ 13.85	$ 13.49	$ 14.31

Total Return

Total investment return based on net asset value(d)*	(.54)%	1.79%	9.61%	5.13%	(3.46)%	15.56%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$575,637	$620,635	$688,485	$684,917	$713,524	$782,044

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.90	%^	.84%	.83%	.86%	.85%	.98%

Expenses, before waivers/reimbursements(e)‡	1.03	%^	1.03%	.97%	.94%	.93%	.99%

Net investment income(b)	1.48	%^	1.38%	3.14%	2.89%	3.07%	2.87%

Portfolio turnover rate	37%	38%	108%	14%	9%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.13	%^	.20%	.31%	.31%	.27%	.05%

See footnote summary on page 139.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class B
Six Months Ended February 28, 2019† (unaudited)	Year Ended August 31,
2018†	2017†	2016	2015	2014

Net asset value, beginning of period	$ 14.81	$ 14.73	$ 13.76	$ 13.32	$ 14.13	$ 12.64

Income From Investment Operations

Net investment income(a)(b)	.05	.09	.36	.33	.39	.33

Net realized and unrealized gain (loss) on investment transactions	(.17)	.06	.83	.24	(.98)	1.50

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.12)	.15	1.19	.57	(.59)	1.83

Less: Dividends

Dividends from net investment income	– 0	–	(.07)	(.22)	(.13)	(.22)	(.34)

Net asset value, end of period	$ 14.69	$ 14.81	$ 14.73	$ 13.76	$ 13.32	$ 14.13

Total Return

Total investment return based on net asset value(d)*	(.81)%	.96%	8.82%	4.33%	(4.19)%	14.75%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,341	$5,995	$8,798	$19,162	$52,097	$118,556

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.67	%^	1.60%	1.60%	1.62%	1.61%	1.69%

Expenses, before waivers/reimbursements(e)‡	1.80	%^	1.80%	1.73%	1.70%	1.69%	1.70%

Net investment income(b)	.71	%^	.61%	2.57%	2.50%	2.79%	2.41%

Portfolio turnover rate	37%	38%	108%	14%	9%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.13	%^	.20%	.31%	.31%	.27%	.05%

See footnote summary on page 139.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Six Months Ended February 28, 2019† (unaudited)	Year Ended August 31,
2018†	2017†	2016	2015	2014

Net asset value, beginning of period	$ 14.64	$ 14.53	$ 13.68	$ 13.32	$ 14.15	$ 12.66

Income From Investment Operations

Net investment income(a)(b)	.05	.09	.38	.29	.33	.30

Net realized and unrealized gain (loss) on investment transactions	(.17)	.06	.79	.27	(.92)	1.54

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.12)	.15	1.17	.56	(.59)	1.84

Less: Dividends

Dividends from net investment income	– 0	–	(.04)	(.32)	(.20)	(.24)	(.35)

Net asset value, end of period	$ 14.52	$ 14.64	$ 14.53	$ 13.68	$ 13.32	$ 14.15

Total Return

Total investment return based on net asset value(d)*	(.89)%	1.01%	8.84%	4.31%	(4.19)%	14.74%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$48,506	$61,466	$102,696	$198,792	$220,663	$266,720

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.65	%^	1.58%	1.59%	1.61%	1.60%	1.69%

Expenses, before waivers/reimbursements(e)‡	1.78	%^	1.78%	1.71%	1.69%	1.68%	1.69%

Net investment income(b)	.73	%^	.63%	2.73%	2.17%	2.40%	2.20%

Portfolio turnover rate	37%	38%	108%	14%	9%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.13	%^	.20%	.31%	.31%	.27%	.05%
See footnote summary on page 139.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Six Months Ended February 28, 2019† (unaudited)	Year Ended August 31,
2018†	2017†	2016	2015	2014

Net asset value, beginning of period	$ 14.90	$ 14.80	$ 13.93	$ 13.58	$ 14.40	$ 12.79

Income From Investment Operations

Net investment income(a)(b)	.12	.24	.48	.42	.48	.43

Net realized and unrealized gain (loss) on investment transactions	(.18)	.07	.86	.28	(.94)	1.57

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.06)	.31	1.34	.70	(.46)	2.00

Less: Dividends

Dividends from net investment income	– 0	–	(.21)	(.47)	(.35)	(.36)	(.39)

Net asset value, end of period	$ 14.84	$ 14.90	$ 14.80	$ 13.93	$ 13.58	$ 14.40

Total Return

Total investment return based on net asset value(d)*	(.40)%	2.02%	9.99%	5.30%	(3.21)%	15.94%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$80,569	$82,258	$90,911	$88,863	$94,932	$109,579

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.65	%^	.59%	.59%	.61%	.60%	.68%

Expenses, before waivers/reimbursements(e)‡	.78	%^	.78%	.72%	.69%	.68%	.69%

Net investment income(b)	1.73	%^	1.63%	3.40%	3.16%	3.42%	3.17%

Portfolio turnover rate	37%	38%	108%	14%	9%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.13	%^	.20%	.31%	.31%	.27%	.05%

See footnote summary on page 139.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class R
Six Months Ended February 28, 2019† (unaudited)	Year Ended August 31,
2018†	2017†	2016	2015	2014

Net asset value, beginning of period	$ 14.69	$ 14.63	$ 13.77	$ 13.39	$ 14.21	$ 12.69

Income From Investment Operations

Net investment income(a)(b)	.08	.14	.38	.36	.38	.41

Net realized and unrealized gain (loss) on investment transactions	(.18)	.06	.85	.25	(.92)	1.47

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.10)	.20	1.23	.61	(.54)	1.88

Less: Dividends

Dividends from net investment income	– 0	–	(.14)	(.37)	(.23)	(.28)	(.36)

Net asset value, end of period	$ 14.59	$ 14.69	$ 14.63	$ 13.77	$ 13.39	$ 14.21

Total Return

Total investment return based on net asset value(d)*	(.68)%	1.34%	9.17%	4.69%	(3.82)%	15.09%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,091	$4,414	$6,196	$6,381	$10,762	$11,761

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.31	%^	1.25%	1.25%	1.27%	1.26%	1.34%

Expenses, before waivers/reimbursements(e)‡	1.44	%^	1.44%	1.38%	1.35%	1.34%	1.35%

Net investment income(b)	1.07	%^	.97%	2.69%	2.70%	2.71%	3.05%

Portfolio turnover rate	37%	38%	108%	14%	9%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.13	%^	.20%	.31%	.31%	.27%	.05%

See footnote summary on page 139.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class K
Six Months Ended February 28, 2019† (unaudited)	Year Ended August 31,
2018†	2017†	2016	2015	2014

Net asset value, beginning of period	$ 14.73	$ 14.66	$ 13.80	$ 13.44	$ 14.26	$ 12.71

Income From Investment Operations

Net investment income(a)(b)	.10	.19	.41	.38	.38	.35

Net realized and unrealized gain (loss) on investment transactions	(.17)	.06	.86	.28	(.89)	1.58

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.07)	.25	1.27	.66	(.51)	1.93

Less: Dividends

Dividends from net investment income	– 0	–	(.18)	(.41)	(.30)	(.31)	(.38)

Net asset value, end of period	$ 14.66	$ 14.73	$ 14.66	$ 13.80	$ 13.44	$ 14.26

Total Return

Total investment return based on net asset value(d)*	(.47)%	1.60%	9.56%	5.04%	(3.55)%	15.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,868	$15,032	$23,344	$27,129	$30,439	$29,819

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.99	%^	.94%	.94%	.95%	.95%	1.03%

Expenses, before waivers/reimbursements(e)‡	1.12	%^	1.13%	1.07%	1.03%	1.03%	1.04%

Net investment income(b)	1.41	%^	1.28%	2.95%	2.85%	2.74%	2.59%

Portfolio turnover rate	37%	38%	108%	14%	9%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.13	%^	.20%	.31%	.31%	.27%	.05%

See footnote summary on page 139.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class I
Six Months Ended February 28, 2019† (unaudited)	Year Ended August 31,
2018†	2017†	2016	2015	2014

Net asset value, beginning of period	$ 15.05	$ 14.76	$ 13.89	$ 13.54	$ 14.35	$ 12.76

Income From Investment Operations

Net investment income(a)(b)	.12	.24	.47	.42	.49	.43

Net realized and unrealized gain (loss) on investment transactions	(.17)	.05	.87	.27	(.95)	1.55

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.05)	.29	1.34	.69	(.46)	1.98

Less: Dividends

Dividends from net investment income	– 0	–	– 0	–	(.47)	(.34)	(.35)	(.39)

Net asset value, end of period	$ 15.00	$ 15.05	$ 14.76	$ 13.89	$ 13.54	$ 14.35

Total Return

Total investment return based on net asset value(d)*	(.33)%	1.97%	9.92%	5.28%	(3.18)%	15.82%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$234	$230	$214	$11,299	$11,912	$14,204

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.67	%^	.62%	.61%	.63%	.62%	.70%

Expenses, before waivers/reimbursements(e)‡	.80	%^	.81%	.74%	.71%	.70%	.71%

Net investment income(b)	1.71	%^	1.60%	3.33%	3.14%	3.45%	3.14%

Portfolio turnover rate	37%	38%	108%	14%	9%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.13	%^	.20%	.31%	.31%	.27%	.05%

See footnote summary on page 139.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended February 28, 2019 and the years ended August 31, 2018 and August 31, 2017, such waivers amounted to .13% (annualized), .19% and .13%, respectively.

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended August 31, 2018 and August 31, 2017 by .03% and .03%, respectively.

†	Consolidated (see Note A).

^	Annualized.

See notes to consolidated financial statements.

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RESULTS OF SHAREHOLDERS MEETING

(unaudited)

A Special Meeting of Shareholders of The AB Portfolios (the “Company”)—AB All Market Total Return Portfolio (the “Fund”) was held on October 11, 2018, and adjourned until December 11, 2018. A description of each proposal and the number of shares voted at the Meeting are as follows (the proposal numbers shown below correspond to the proposal number in the Fund’s proxy statement):

1.	To approve and vote upon the election of Trustees for the Company, each such Trustee to serve for a term of indefinite duration and until his or her successor is duly elected and qualifies.

Trustee:	Voted For:	Authority Withheld:
Michael J. Downey	112,255,334	2,874,198
William H. Foulk, Jr.*	112,062,437	3,067,095
Nancy P. Jacklin	112,466,540	2,662,992
Robert M. Keith	112,388,936	2,740,596
Carol C. McMullen	112,486,090	2,643,442
Gary L. Moody	112,308,212	2,821,321
Marshall C. Turner, Jr.	112,101,288	3,028,244
Earl D. Weiner	112,176,204	2,953,328

2.	To vote upon the approval of new advisory agreements for the Fund with AllianceBernstein L.P.

Voted For	Voted Against	Abstained	Broker-Non Votes
19,332,149	295,016	1,207,443	7,556,403

*	Mr. Foulk retired on December 31, 2018.

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BOARD OF TRUSTEES

TRUSTEES

Marshall C. Turner, Jr.(1), Chairman Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS
Alexander Barenboym(2), Vice President Daniel J. Loewy(2), Vice President Emilie D. Wrapp, Clerk Michael B. Reyes, Senior Analyst	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller and Chief Accounting Officer Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Multi-Asset Solutions Team. Messrs. Barenboym and Loewy are the investment professionals primarily responsible for the day-to-day management of the AB All Market Total Return Portfolio’s portfolio.

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Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of Potential Assignments

As described in more detail in the Proxy Statement for the AB Funds dated August 20, 2018, the Boards of the AB Funds, at a meeting held on July 31-August 2, 2018, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including The AB Portfolios in respect of AB All Market Total Return Portfolio (formerly AB Balanced Wealth Strategy) (the “Fund”), in connection with the planned disposition by AXA S.A. of its remaining shares of AXA Equitable Holdings, Inc. (the indirect holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser) in one or more transactions and the related potential for one or more “assignments” (within the meaning of section 2(a)(4) of the Investment Company Act) of the advisory agreements for the AB Funds, including the Fund’s Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of one or more transactions resulting in an “assignment” of the Adviser’s advisory agreements, resulting in the automatic termination of such advisory agreements.

The shareholders of the Fund subsequently approved the Proposed Agreements at an annual meeting of shareholders called for the purpose of electing Directors and voting on the Proposed Agreements.

A discussion regarding the basis for the Boards’ approvals at the meeting held on July 31-August 2, 2018 is set forth below.

At a meeting of the AB Boards held on July 31-August 2, 2018, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. Section 15(c) of the 1940 Act provides that, after an initial period, a Fund’s Current Agreement and current sub-advisory agreement, as applicable, will remain in effect only if the Board, including a majority of the Independent Directors, annually reviews and approves them. Each of the Current Agreements had been approved by a Board within the one-year period prior to approval of its related Proposed Agreement, except that the Current Agreements for certain FlexFee funds were approved in February 2017. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds,

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actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. The Directors also reviewed updated information provided by the Adviser in respect of each Fund. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources

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it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Plan and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Fund’s latest fiscal year reviewed. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors of each Fund concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Funds under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2016 and 2017, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of

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the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors concluded that each Fund’s investment performance was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the ‘‘15(c) provider’’) concerning management fee rates payable by

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other funds in the same category as the Fund. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style to each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Analyst and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds pursuing a similar investment strategy as the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional products managed by the Adviser that have a substantially similar investment style. The Directors also discussed these matters with their independent fee consultant.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds); (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional,

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offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The Directors noted that many of the Funds may invest in shares of exchange-traded funds (‘‘ETFs’’), subject to the restrictions and limitations of the 1940 Act as these may be varied as a result of exemptive orders issued by the SEC. The Directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The Directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that each Fund’s management fee would be for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

With respect to each Fund’s management fee, the Directors considered the total expense ratio of the Fund in comparison to a peer group and peer universe selected by the 15(c) service provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. The Directors also reviewed updated expense ratio information and, in some cases, discussed with the Adviser the reasons for the expense ratios of certain Funds. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established

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methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under the Interim Advisory Agreements, the Adviser would continue to manage a Fund pursuant to an Interim Advisory Agreement until a new advisory agreement was approved by stockholders or until the end of the 150-day period, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB All Market Total Return Portfolio (formerly AB Balanced Wealth Strategy) (the “Fund”) at a meeting held on July 31-August 2, 2018 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated,

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extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality

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of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2016 and 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund in 2016 was not unreasonable. The directors noted that the Fund was not profitable to the Adviser in 2017.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying funds advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s recent unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting at which continuance of the Advisory Agreement was

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approved, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2018 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds pursuing a similar investment strategy as the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also discussed these matters with their independent fee consultant.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail

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investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedules for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

INTERNATIONAL/ GLOBAL EQUITY (continued)

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

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NOTES

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NOTES

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NOTES

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NOTES

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NOTES

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NOTES

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NOTES

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AB ALL MARKET TOTAL RETURN PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

AMTR-0152-0219

FEB    02.28.19

SEMI-ANNUAL REPORT

AB CONSERVATIVE WEALTH STRATEGY

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Conservative Wealth Strategy (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 1

SEMI-ANNUAL REPORT

April 16, 2019

This report provides management’s discussion of fund performance for AB Conservative Wealth Strategy for the semi-annual reporting period ended February 28, 2019.

The Fund’s investment objective is to achieve a high total return without, in the opinion of the Adviser, undue risk to principal.

NAV RETURNS AS OF FEBRUARY 28, 2019 (unaudited)

	6 Months	12 Months

AB CONSERVATIVE WEALTH STRATEGY

Class A Shares	-0.27%	0.98%

Class B Shares[1]	-0.65%	0.16%

Class C Shares	-0.66%	0.25%

Advisor Class Shares[2]	-0.16%	1.16%

Class R Shares[2]	-0.49%	0.59%

Class K Shares[2]	-0.29%	0.88%

Class I Shares[2]	-0.19%	1.12%

Primary Benchmark: Bloomberg Barclays Global Aggregate Bond Index (USD hedged)	2.55%	3.94%

MSCI ACWI (net)	-2.92%	-0.84%

1	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for additional information.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its primary benchmark, the Bloomberg Barclays Global Aggregate Bond Index (USD hedged), and the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net), for the six- and 12-month periods ended February 28, 2019.

For the six-month period, all share classes of the Fund underperformed the primary benchmark, but outperformed the MSCI ACWI (net), before sales charges. Overall within the Fund, fixed income was the largest contributor to returns, relative to the benchmark. Equities modestly contributed to performance, while diversifiers detracted. Diversifiers include alternative asset classes and alternative investment strategies that are expected to have low correlation with returns on equities and fixed-income securities.

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These investments can include commodities and related derivatives, real-estate related securities and inflation-linked securities. Overall security selection within the Fund was negative, particularly in diversifiers and fixed-income assets. However, equity security selection was positive.

For the 12-month period, all share classes of the Fund underperformed the primary benchmark, but outperformed the MSCI ACWI (net), before sales charges. Overall within the Fund, equities and fixed income were large contributors to performance, while diversifiers detracted. Security selection within the Fund detracted, especially in debt and diversifiers; however, equity security selection contributed.

The Fund utilized derivatives for hedging and investment purposes. For both periods, forwards, interest-rate swaps and credit default swaps contributed to returns, while purchased options, written options, variance swaps and inflation swaps detracted, on an absolute basis. Futures and total return swaps contributed for the six-month period and detracted for the 12-month period.

MARKET REVIEW AND INVESTMENT STRATEGY

US stock indices reached record highs in October, however experienced large pull-backs in December amid a more challenging global growth environment and potential US Federal Reserve (the “Fed”) rate hikes continuing in 2019. Fixed-income assets remained flat through the year and provided downside protection for more risk-averse investors. US and China trade tensions existed through 2018 and talks heated up in 2019 between the two countries to reach agreement on a deal. The US dollar rose significantly during the 12-month period and has continued its strength in 2019. During January and February, global stocks and bonds rose sharply. Easing trade tensions between the US and China, more dovish commentary from the Fed and generally strong corporate earnings helped stocks sustain their rally through the end of the period.

The Fund’s Senior Investment Management Team (the “Team”) uses a global, multi-asset strategy focusing on moderate growth and defensively managing market volatility. The Team’s dedicated multi-asset investment professionals utilize a rigorous quantitative research toolset in collaboration with fundamental expertise across all regions and markets.

INVESTMENT POLICIES

The Adviser allocates the Fund’s investments among a number of asset classes, including fixed-income securities, equity securities, and alternative asset classes and alternative investment strategies. The Fund seeks to have generally greater exposure to fixed-income securities than equity securities or alternative asset classes and

(continued on next page)

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alternative investment strategies. The Fund pursues a global strategy, typically investing in securities of issuers located in the United States and in other countries throughout the world, including emerging-market countries. Investments will be made either directly or indirectly through underlying registered investment companies advised by the Adviser (each an “Underlying Portfolio”), although a majority of the Fund’s assets are expected to be invested directly.

The Fund’s investments in fixed-income securities may include corporate and sovereign debt securities as well as interest rate derivatives and credit derivatives such as credit default swaps. In selecting fixed-income securities for the Fund, the Adviser attempts to take advantage of inefficiencies that it believes exist in the global fixed-income markets. These inefficiencies arise from investor behavior, market complexity and the investment limitations to which investors are subject. The Adviser intends to gain exposure to high-yield debt securities (commonly known as “junk bonds”) through investment in the AB High Income Fund, an Underlying Portfolio, and may, in the future, gain such exposure through direct investments in high-yield debt securities. Fixed-income securities in which the Fund or AB High Income Fund may invest may be of any credit quality or maturity.

The Fund’s investments in equity securities will consist primarily of securities of large-capitalization companies and derivatives related to such securities. In selecting equity securities for the Fund, the Adviser intends to use fundamental and quantitative analysis with the goal of generating returns primarily from security selection rather than price movements in equity securities generally.

The Fund may invest in alternative investments the returns on which are expected to have low correlation with returns on equity and fixed-income securities, such as real-estate related securities and inflation-indexed securities. Alternative investment strategies that may be pursued by the Fund directly or indirectly through investment in other registered investment companies include (i) long/short equity strategies through which the Fund takes long positions in certain securities in the expectation that they will increase in value and takes short positions in other securities in the expectation that they will decrease in value; (ii) strategies that consider macroeconomic and technical factors to identify and exploit opportunities across global asset classes; and (iii) event-driven strategies that invest in the securities of companies that are expected to become the subject of major corporate events and companies in which an active role in company management has been taken or sought by a third-party investor. In order to gain exposure to real-estate related securities, the Adviser intends to

4 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

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invest a portion of the Fund’s assets in the AB All Market Real Return Portfolio, an Underlying Portfolio.

The Adviser seeks to adjust the Fund’s asset class exposure utilizing both fundamental analysis and the Adviser’s Dynamic Asset Allocation (“DAA”) approach. DAA comprises a series of analytical and forecasting tools employed by the Adviser to gauge fluctuations in the risk/return profile of various asset classes. DAA seeks to adjust the Fund’s investment exposure in changing market conditions and thereby reduce overall portfolio volatility by mitigating the effects of market fluctuations, while preserving consistent long-term return potential. For example, the Adviser may seek to reduce the Fund’s risk exposure to one or more assets classes when DAA suggests that market risks relevant to those asset classes are rising but return opportunities are declining. In addition to merely increasing or decreasing asset class exposure by buying or selling securities of that asset class, the Adviser may pursue DAA implementation for the Fund by utilizing derivatives.

The Adviser intends to utilize a variety of derivatives in its management of the Fund. As noted above, the Adviser may use derivatives to gain exposure to various asset classes, and may cause the Fund to enter into derivatives in making the adjustments called for by DAA. As a result of the use of derivatives, the Fund will frequently be leveraged, with net investment exposure in excess of net assets.

Currency exchange rate fluctuations can have a dramatic impact on returns. The Fund’s foreign currency exposures will come from investment in securities priced or denominated in foreign currencies and from direct holdings in foreign currencies and currency-related derivatives. The Adviser may seek to hedge all or a portion of the currency exposure resulting from Fund investments or decide not to hedge this exposure. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 5

DISCLOSURES AND RISKS

Benchmark Disclosure

All indices are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Barclays Global Aggregate Bond Index (USD hedged) represents the performance of global investment-grade developed fixed-income markets, hedged to the US dollar. The MSCI ACWI (net, free float-adjusted, market capitalization weighted) represents the equity market performance of developed and emerging markets. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns include the reinvestment of dividends after deduction of non-US withholding tax. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock, bond or commodities markets fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

Allocation Risk: The allocation of investments among different investment styles, such as equity or debt, growth or value, US or non-US securities, or diversification strategies, may have a more significant effect on the Fund’s net asset value (“NAV”) when one of these investments is performing more poorly than another.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

High-Yield Debt Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a

6 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

DISCLOSURES AND RISKS (continued)

higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest-rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Interest-Rate Risk: Changes in interest rates will affect the value of the Fund’s investments in fixed-income securities and in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Alternative Investments Risk: Many alternative investments can be volatile and may be illiquid. Their performance may have little correlation with the performance of equity or fixed-income markets, and they may not perform in accordance with expectations.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Leverage Risk: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies are subject to market and selection risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 7

DISCLOSURES AND RISKS (continued)

fees) and, indirectly, the expenses of the investment companies (to the extent these expenses are not waived or reimbursed by the Adviser).

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com. The performance shown for periods prior to July 14, 2017 is based on the Fund’s prior principal strategies and may not be representative of the Fund’s performance under its current principal strategies.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4) and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

8 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	0.98%	-3.29%

5 Years	2.62%	1.72%

10 Years	6.19%	5.72%

CLASS B SHARES

1 Year	0.16%	-3.84%

5 Years	1.84%	1.84%

10 Years[1]	5.57%	5.57%

CLASS C SHARES

1 Year	0.25%	-0.75%

5 Years	1.85%	1.85%

10 Years	5.42%	5.42%

ADVISOR CLASS SHARES[2]

1 Year	1.16%	1.16%

5 Years	2.86%	2.86%

10 Years	6.48%	6.48%

CLASS R SHARES[2]

1 Year	0.59%	0.59%

5 Years	2.20%	2.20%

10 Years	5.79%	5.79%

CLASS K SHARES[2]

1 Year	0.88%	0.88%

5 Years	2.52%	2.52%

10 Years	6.12%	6.12%

CLASS I SHARES[2]

1 Year	1.12%	1.12%

5 Years	2.82%	2.82%

10 Years	6.45%	6.45%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.50%, 2.26%, 2.23%, 1.25%, 1.91%, 1.61% and 1.19% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursement agreements reduced the Fund’s annual operating expense ratios to 1.29%, 2.05%, 2.02%, 1.04%, 1.70%, 1.40% and 0.98% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursement agreements may not be terminated before December 31, 2019. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Fund and the indirect expenses of the Fund’s Underlying Portfolios, as based upon the allocation of the Fund’s assets among the Underlying Portfolios. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 9

HISTORICAL PERFORMANCE (continued)

1	Assumes conversion of Class B shares into Class A shares after eight years.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-2.64%

5 Years	1.97%

10 Years	5.43%

CLASS B SHARES

1 Year	-3.10%

5 Years	2.07%

10 Years[1]	5.28%

CLASS C SHARES

1 Year	-0.08%

5 Years	2.07%

10 Years	5.12%

ADVISOR CLASS SHARES[2]

1 Year	1.91%

5 Years	3.11%

10 Years	6.19%

CLASS R SHARES[2]

1 Year	1.25%

5 Years	2.44%

10 Years	5.49%

CLASS K SHARES[2]

1 Year	1.63%

5 Years	2.76%

10 Years	5.81%

CLASS I SHARES[2]

1 Year	1.86%

5 Years	3.05%

10 Years	6.15%

1	Assumes conversion of Class B shares into Class A shares after eight years.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 11

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$997.30	$5.00	1.01%	$6.09	1.23%
Hypothetical**	$1,000	$1,019.79	$5.06	1.01%	$6.16	1.23%
Class B
Actual	$1,000	$993.50	$8.80	1.78%	$9.89	2.00%
Hypothetical**	$1,000	$1,015.97	$8.90	1.78%	$9.99	2.00%
Class C
Actual	$1,000	$993.40	$8.70	1.76%	$9.79	1.98%
Hypothetical**	$1,000	$1,016.07	$8.80	1.76%	$9.89	1.98%
Advisor Class
Actual	$1,000	$998.40	$3.77	0.76%	$4.86	0.98%
Hypothetical**	$1,000	$1,021.03	$3.81	0.76%	$4.91	0.98%
Class R
Actual	$1,000	$995.10	$6.93	1.40%	$8.01	1.62%
Hypothetical**	$1,000	$1,017.85	$7.00	1.40%	$8.10	1.62%
Class K
Actual	$1,000	$997.10	$5.45	1.10%	$6.54	1.32%
Hypothetical**	$1,000	$1,019.34	$5.51	1.10%	$6.61	1.32%
Class I
Actual	$1,000	$998.10	$3.86	0.78%	$4.95	1.00%
Hypothetical**	$1,000	$1,020.93	$3.91	0.78%	$5.01	1.00%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+

In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 13

PORTFOLIO SUMMARY

February 28, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $182.2

1

All data are as of February 28, 2019. The Fund’s security type breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

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PORTFOLIO OF INVESTMENTS

February 28, 2019 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 38.6%
Information Technology – 8.2%
Communications Equipment – 0.4%
ARRIS International PLC(a)	8,942	$283,282
F5 Networks, Inc.(a)	105	17,655
Finisar Corp.(a)	11,609	284,304
Juniper Networks, Inc.	4,277	115,821
Telefonaktiebolaget LM Ericsson – Class B	2,756	25,122

		726,184

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. – Class A	8,337	783,428
Hitachi Ltd.	1,600	48,097
IPG Photonics Corp.(a)	877	135,961

		967,486

IT Services – 2.5%
Accenture PLC – Class A	41	6,617
Akamai Technologies, Inc.(a)	1,825	127,129
Amadeus IT Group SA – Class A	2,230	167,746
Amdocs Ltd.	1,287	71,519
Automatic Data Processing, Inc.	2,895	443,022
Booz Allen Hamilton Holding Corp.	5,136	271,489
Capgemini SE	1,165	139,250
CGI, Inc.(a)	890	59,671
Cognizant Technology Solutions Corp. – Class A	5,902	418,924
Fidelity National Information Services, Inc.	1,140	123,291
First Data Corp. – Class A(a)	10,898	273,976
Luxoft Holding, Inc.(a)	2,392	139,430
Mastercard, Inc. – Class A	5,720	1,285,684
Paychex, Inc.	3,230	248,775
Total System Services, Inc.	1,320	124,608
Visa, Inc. – Class A	4,662	690,535

		4,591,666

Semiconductors & Semiconductor Equipment – 1.1%
ASML Holding NV	1,140	208,548
Integrated Device Technology, Inc.(a)	5,724	276,641
Intel Corp.	7,970	422,091
KLA-Tencor Corp.	1,165	134,488
NXP Semiconductors NV	1,560	142,459
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	4,430	172,992
Texas Instruments, Inc.	1,172	123,974
Versum Materials, Inc.	5,802	284,298

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 15

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Xilinx, Inc.	1,153	$144,471

		1,909,962

Software – 3.0%
Cadence Design Systems, Inc.(a)	2,617	149,823
Check Point Software Technologies Ltd.(a)	2,210	270,283
Citrix Systems, Inc.	1,143	120,587
Constellation Software, Inc./Canada	260	222,022
Fortinet, Inc.(a)	1,693	146,935
Gemalto NV(a)	3,478	201,363
Microsoft Corp.	22,957	2,571,873
Nice Ltd.(a)	3,275	386,283
Oracle Corp.	8,554	445,920
Oracle Corp. Japan	3,100	231,845
Red Hat, Inc.(a)	1,693	309,142
SAP SE	1,206	129,074
ServiceNow, Inc.(a)	181	43,339
Symantec Corp.	5,626	126,529
VMware, Inc. – Class A	830	142,602

		5,497,620

Technology Hardware, Storage & Peripherals – 0.7%
Apple, Inc.	4,769	825,752
Samsung Electronics Co., Ltd.	9,708	388,532

		1,214,284

		14,907,202

Financials – 6.5%
Banks – 2.5%
Banco do Brasil SA	1,900	25,595
Bank Leumi Le-Israel BM	14,010	92,659
Bank of America Corp.	279	8,113
Bank of China Ltd. – Class A	49,796	28,593
Bank of Communications Co., Ltd. – Class A	10,900	10,433
Blue Hills Bancorp, Inc.	7,931	197,323
China CITIC Bank Corp., Ltd.	33,000	32,330
China Everbright Bank Co., Ltd.	46,545	29,440
China Minsheng Banking Corp., Ltd.	20,400	19,922
Chongqing Rural Commercial Bank Co., Ltd. – Class H	49,000	30,656
Citigroup, Inc.	4,445	284,391
DBS Group Holdings Ltd.	28,300	518,845
DNB ASA	4,645	88,970
Fidelity Southern Corp.	769	25,054
Fifth Third Bancorp	4,599	126,840
Hang Seng Bank Ltd.	4,300	106,484
Industrial Bank of Korea	1,923	23,834

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

JPMorgan Chase & Co.	1,616	$168,646
Jyske Bank A/S	11,620	455,007
Mebuki Financial Group, Inc.	15,900	43,165
Mitsubishi UFJ Financial Group, Inc.	20,300	105,345
Oversea-Chinese Banking Corp., Ltd.	3,900	31,818
PNC Financial Services Group, Inc. (The)	680	85,694
Royal Bank of Canada	4,434	346,546
SunTrust Banks, Inc.	4,341	281,601
TCF Financial Corp.	11,840	271,136
Toronto-Dominion Bank (The)	5,178	296,920
Wells Fargo & Co.	13,521	674,563
Westpac Banking Corp.	6,920	132,457

		4,542,380

Capital Markets – 2.2%
BinckBank NV	19,556	139,227
BlackRock, Inc. – Class A	350	155,127
Cboe Global Markets, Inc.	1,089	104,446
Charles Schwab Corp. (The)	22,090	1,016,361
China Cinda Asset Management Co., Ltd. – Class H	105,000	30,486
China Huarong Asset Management Co., Ltd.(b)	134,000	30,724
CME Group, Inc. – Class A	1,100	200,101
Daiwa Securities Group, Inc.	8,800	44,682
Intercontinental Exchange, Inc.	2,400	185,160
Investment Technology Group, Inc.	6,224	188,152
Julius Baer Group Ltd.(a)	12,915	562,732
Korea Investment Holdings Co., Ltd.(a)	451	25,806
Macquarie Group Ltd.	681	62,178
Moody’s Corp.	1,460	252,755
NH Investment & Securities Co., Ltd.(a)	2,150	24,902
Partners Group Holding AG	195	140,891
S&P Global, Inc.	1,775	355,657
Singapore Exchange Ltd.	75,400	436,639

		3,956,026

Consumer Finance – 0.1%
Ally Financial, Inc.	1,291	34,973
Synchrony Financial	1,702	55,502

		90,475

Diversified Financial Services – 0.1%
Berkshire Hathaway, Inc. – Class B(a)	146	29,390
Far East Horizon Ltd.	18,000	20,087
Pargesa Holding SA	1,630	133,732

		183,209

Insurance – 1.6%
Admiral Group PLC	3,600	104,243

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 17

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Aegon NV	13,068	$70,118
Arthur J Gallagher & Co.	3,140	252,079
Athene Holding Ltd. – Class A(a)	2,814	125,364
Direct Line Insurance Group PLC	16,230	76,727
Everest Re Group Ltd.	1,158	261,835
Fidelity National Financial, Inc.	9,430	330,899
Japan Post Holdings Co., Ltd.	4,200	51,055
Jardine Lloyd Thompson Group PLC	11,042	279,437
Legal & General Group PLC	26,499	98,606
Lincoln National Corp.	1,944	121,539
Marsh & McLennan Cos., Inc.	1,040	96,741
MetLife, Inc.	1,263	57,075
NN Group NV	7,824	340,544
PICC Property & Casualty Co., Ltd. – Class H	26,000	31,119
Poste Italiane SpA(b)	7,631	68,797
Prudential Financial, Inc.	1,464	140,324
Sampo Oyj – Class A	1,930	92,852
Stewart Information Services Corp.	5,513	236,673
Swiss Re AG	1,460	144,321

		2,980,348

		11,752,438

Health Care – 5.5%
Biotechnology – 1.0%
Amgen, Inc.	666	126,593
Celgene Corp.(a)	10,030	833,694
Gilead Sciences, Inc.	10,150	659,953
Spark Therapeutics, Inc.(a)	819	92,793
Vertex Pharmaceuticals, Inc.(a)	526	99,282

		1,812,315

Health Care Equipment & Supplies – 1.1%
Abbott Laboratories	15,755	1,222,903
Baxter International, Inc.	1,857	138,774
Koninklijke Philips NV	2,000	79,584
Medtronic PLC	1,767	159,914
ResMed, Inc.	49	5,019
Stryker Corp.	206	38,833
West Pharmaceutical Services, Inc.	3,927	411,353

		2,056,380

Health Care Providers & Services – 0.8%
Anthem, Inc.	3,381	1,016,768
Centene Corp.(a)	1,986	120,927
CVS Health Corp.	142	8,212
Humana, Inc.	202	57,578
McKesson Corp.	1,017	129,322
UnitedHealth Group, Inc.	658	159,381

		1,492,188

18 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 0.6%
IQVIA Holdings, Inc.(a)	6,038	$845,924
Pacific Biosciences of California, Inc.(a)	19,164	140,089
Sartorius Stedim Biotech	595	69,987

		1,056,000

Pharmaceuticals – 2.0%
Astellas Pharma, Inc.	8,300	128,688
Bausch Health Cos., Inc.(a)	2,258	53,638
Bristol-Myers Squibb Co.	3,300	170,478
BTG PLC(a)	4,228	46,713
Eli Lilly & Co.	1,334	168,471
Johnson & Johnson	1,296	177,086
Merck & Co., Inc.	6,708	545,293
Novo Nordisk A/S – Class B	3,700	181,395
Pfizer, Inc.	10,733	465,275
Roche Holding AG	2,674	742,101
Sanofi	2,013	167,862
UCB SA	787	65,936
Zoetis, Inc.	8,261	778,434

		3,691,370

		10,108,253

Consumer Discretionary – 4.7%
Auto Components – 0.4%
Aptiv PLC	8,800	731,368

Automobiles – 0.0%
BAIC Motor Corp., Ltd.(b)	22,000	13,984

Diversified Consumer Services – 0.6%
H&R Block, Inc.	4,741	114,495
Service Corp. International/US	16,623	687,195
Sotheby’s(a)	5,042	221,193

		1,022,883

Hotels, Restaurants & Leisure – 1.2%
Aristocrat Leisure Ltd.	10,500	183,413
Choice Hotels International, Inc.	1,280	102,195
Compass Group PLC	13,708	302,742
Las Vegas Sands Corp.	5,014	308,010
McDonald’s Corp.	1,190	218,770
Starbucks Corp.	15,289	1,074,205

		2,189,335

Household Durables – 0.1%
Auto Trader Group PLC(b)	18,120	114,390

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 19

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Internet & Direct Marketing Retail – 0.7%
Amazon.com, Inc.(a)	183	$300,089
Booking Holdings, Inc.(a)	470	797,609
Nutrisystem, Inc.	5,297	229,254

		1,326,952

Media – 0.1%
Tribune Media Co. – Class A	6,031	278,813

Multiline Retail – 0.2%
Dollar General Corp.	1,970	233,366
Lotte Shopping Co., Ltd.	146	24,781
Next PLC	1,374	92,667

		350,814

Specialty Retail – 1.2%
AutoZone, Inc.(a)	194	182,160
Home Depot, Inc. (The)	2,055	380,462
O’Reilly Automotive, Inc.(a)	385	143,205
Ross Stores, Inc.	3,470	329,060
TJX Cos., Inc. (The)	5,472	280,659
Ulta Salon Cosmetics & Fragrance, Inc.(a)	2,516	786,225

		2,101,771

Textiles, Apparel & Luxury Goods – 0.2%
Samsonite International SA(a)(b)	114,368	339,878

		8,470,188

Industrials – 3.9%
Aerospace & Defense – 0.9%
Arconic, Inc.	5,946	109,941
BAE Systems PLC	17,400	107,283
Boeing Co. (The)	735	323,371
Esterline Technologies Corp.(a)	1,824	222,072
Harris Corp.	780	128,646
L3 Technologies, Inc.	1,372	290,521
Raytheon Co.	2,067	385,495
Spirit AeroSystems Holdings, Inc. – Class A	1,452	143,458

		1,710,787

Air Freight & Logistics – 0.1%
CH Robinson Worldwide, Inc.	1,011	91,374
Hyundai Glovis Co., Ltd.	186	23,040

		114,414

Airlines – 0.1%
Qantas Airways Ltd.	35,423	144,014
United Continental Holdings, Inc.(a)	1,380	121,178

		265,192

20 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Building Products – 0.6%
Allegion PLC	7,391	$664,894
Lennox International, Inc.	92	22,563
LIXIL Group Corp.	3,200	43,353
USG Corp.	6,413	276,465

		1,007,275

Commercial Services & Supplies – 0.3%
Republic Services, Inc. – Class A	1,780	139,605
Secom Co., Ltd.	4,900	423,847
Toppan Printing Co., Ltd.	2,800	44,601

		608,053

Construction & Engineering – 0.1%
Daelim Industrial Co., Ltd.	303	25,179
GS Engineering & Construction Corp.	672	25,556
Obayashi Corp.	4,900	47,762

		98,497

Electrical Equipment – 0.0%
Emerson Electric Co.	189	12,880

Industrial Conglomerates – 0.0%
SK Holdings Co., Ltd.	112	27,137

Machinery – 0.6%
Dover Corp.	6,760	611,983
Kone Oyj – Class B(c)	4,740	231,589
Mitsubishi Heavy Industries Ltd.	1,300	53,014
PACCAR, Inc.	1,976	133,973
Stanley Black & Decker, Inc.	966	127,927
Weichai Power Co., Ltd. – Class H	19,000	26,453

		1,184,939

Professional Services – 1.0%
Experian PLC	5,310	138,138
RELX PLC	26,381	605,561
Robert Half International, Inc.	1,873	127,720
Verisk Analytics, Inc. – Class A(a)	5,850	739,615
Wolters Kluwer NV	3,140	206,915

		1,817,949

Road & Rail – 0.1%
ALD SA(b)	7,782	112,285

Transportation Infrastructure – 0.1%
Airports of Thailand PCL	13,000	27,846
Flughafen Zurich AG	950	169,134
Zhejiang Expressway Co., Ltd. – Class H	26,000	27,134

		224,114

		7,183,522

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 21

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Communication Services – 3.8%
Diversified Telecommunication Services – 0.6%
China Communications Services Corp., Ltd. – Class H	30,000	$30,181
Elisa Oyj	1,600	67,137
HKT Trust & HKT Ltd. – Class SS	237,000	370,154
LG Uplus Corp.	1,740	23,173
Nippon Telegraph & Telephone Corp.	6,500	280,947
Spark New Zealand Ltd.	17,594	44,664
Telenor ASA	3,508	68,412
TELUS Corp.	2,990	108,608
Verizon Communications, Inc.	2,412	137,291

		1,130,567

Entertainment – 0.3%
Daiichikosho Co., Ltd.	2,100	103,761
Live Nation Entertainment, Inc.(a)	2,160	122,170
NCSoft Corp.	61	25,011
Netflix, Inc.(a)	119	42,614
Twenty-First Century Fox, Inc. – Class B	2,116	106,139
Viacom, Inc. – Class B	4,057	118,545

		518,240

Interactive Media & Services – 1.5%
Alphabet, Inc. – Class A(a)	142	159,970
Alphabet, Inc. – Class C(a)	1,527	1,710,118
Autohome, Inc. (ADR)(a)(c)	1,122	105,524
Facebook, Inc. – Class A(a)	4,594	741,702
Twitter, Inc.(a)	580	17,852

		2,735,166

Media – 0.6%
CBS Corp. – Class B	2,427	121,860
Comcast Corp. – Class A	5,597	216,436
Multichoice Group Ltd.(a)	2,230	16,621
Naspers Ltd. – Class N	2,230	480,942
Omnicom Group, Inc.	1,904	144,133
Quebecor, Inc. – Class B	6,860	166,658

		1,146,650

Wireless Telecommunication Services – 0.8%
China Mobile Ltd.	21,000	221,812
DiGi.Com Bhd	25,500	28,470
Globe Telecom, Inc.	690	25,314
KDDI Corp.	17,300	418,136
Millicom International Cellular SA	1,885	113,450
SK Telecom Co., Ltd.	105	24,319
SoftBank Group Corp.	3,900	361,898
Sprint Corp.(a)	35,240	223,774

		1,417,173

		6,947,796

22 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Staples – 1.9%
Beverages – 0.2%
Ambev SA	20,000	$91,743
Coca-Cola Amatil Ltd.	8,116	45,892
PepsiCo, Inc.	970	112,171
Wuliangye Yibin Co., Ltd. – Class A	13,480	143,979

		393,785

Food & Staples Retailing – 0.6%
Casino Guichard Perrachon SA(c)	1,029	54,414
Colruyt SA	653	46,575
Dairy Farm International Holdings Ltd.	3,000	26,854
Empire Co., Ltd. – Class A	2,389	55,497
Koninklijke Ahold Delhaize NV	10,040	258,753
Kroger Co. (The)	4,399	129,023
Seven & i Holdings Co., Ltd.(c)	2,000	88,023
Sysco Corp.	1,890	127,670
Walgreens Boots Alliance, Inc.	1,762	125,437
Walmart, Inc.	2,550	252,424

		1,164,670

Food Products – 0.2%
Danone SA	1,649	124,548
Marine Harvest ASA(a)(c)	2,949	68,054
Nestle Malaysia Bhd	800	29,073
Salmar ASA	3,250	155,696

		377,371

Household Products – 0.2%
Kimberly-Clark Corp.	119	13,903
Procter & Gamble Co. (The)	4,250	418,837

		432,740

Personal Products – 0.2%
L’Oreal SA	832	209,838
Unilever PLC	2,090	111,267

		321,105

Tobacco – 0.5%
Altria Group, Inc.	2,621	137,367
British American Tobacco PLC	5,779	211,876
Imperial Brands PLC	4,770	158,947
KT&G Corp.	320	29,999
Philip Morris International, Inc.	3,541	307,855

		846,044

		3,535,715

Energy – 1.3%
Energy Equipment & Services – 0.1%
Helmerich & Payne, Inc.	2,135	115,717

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 23

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Oil, Gas & Consumable Fuels – 1.2%
BP PLC	5,254	$37,247
Chevron Corp.	893	106,785
Encana Corp.	39,648	287,448
Equinor ASA	6,770	152,271
Exxon Mobil Corp.	585	46,233
Galp Energia SGPS SA	1,693	27,758
Gazprom PJSC (Sponsored ADR)	5,865	27,683
GS Holdings Corp.	570	27,145
HollyFrontier Corp.	1,439	73,677
Kinder Morgan, Inc./DE	6,090	116,684
LUKOIL PJSC (Sponsored ADR)(c)	3,024	252,655
Marathon Petroleum Corp.	1,183	73,358
Petroleo Brasileiro SA	1,500	11,924
Phillips 66	817	78,726
Royal Dutch Shell PLC – Class B	21,396	671,198
TOTAL SA	2,897	164,893
Valero Energy Corp.	1,064	86,780

		2,242,465

		2,358,182

Materials – 1.1%
Chemicals – 0.7%
BASF SE	5,842	444,676
CF Industries Holdings, Inc.	1,434	60,515
Covestro AG(b)	960	54,660
Ecolab, Inc.	2,864	483,758
Indorama Ventures PCL	16,500	26,966
Methanex Corp.	735	41,370
Mitsubishi Chemical Holdings Corp.	5,500	40,674
Sinopec Shanghai Petrochemical Co., Ltd.	35,516	29,290
Sinopec Shanghai Petrochemical Co., Ltd. – Class H	48,000	24,336
Sumitomo Chemical Co., Ltd.	9,000	44,750

		1,250,995

Containers & Packaging – 0.1%
Bemis Co., Inc.	5,292	279,947
RPC Group PLC	2,084	21,843

		301,790

Metals & Mining – 0.2%
BHP Group Ltd.	1,296	34,229
Cia Siderurgica Nacional SA(a)	9,300	32,385
Goldcorp, Inc.	26,407	278,330
Maanshan Iron & Steel Co., Ltd. – Class H	56,000	26,669

		371,613

24 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Paper & Forest Products – 0.1%
Mondi PLC	4,252	$97,340

		2,021,738

Utilities – 0.9%
Electric Utilities – 0.5%
CEZ AS	1,075	26,044
EDP – Energias de Portugal SA	53,560	196,378
Electricite de France SA	4,137	60,062
Enel SpA	12,909	78,063
Exelon Corp.	2,880	139,939
Manila Electric Co.	3,930	27,931
Orsted A/S(b)	1,012	73,455
PPL Corp.	4,047	130,192
Red Electrica Corp. SA	1,669	36,059
Terna Rete Elettrica Nazionale SpA	10,782	67,077

		835,200

Gas Utilities – 0.1%
Tokyo Gas Co., Ltd.	5,200	143,348

Independent Power and Renewable Electricity Producers – 0.1%
AES Corp./VA	7,806	134,497

Multi-Utilities – 0.1%
Ameren Corp.	1,730	123,245
CenterPoint Energy, Inc.	4,105	123,725

		246,970

Water Utilities – 0.1%
Guangdong Investment Ltd.	98,000	187,857

		1,547,872

Real Estate – 0.8%
Equity Real Estate Investment Trusts (REITs) – 0.4%
Fibra Uno Administracion SA de CV	20,222	28,097
Host Hotels & Resorts, Inc.	6,639	130,191
InfraREIT, Inc.	4,794	102,352
Lamar Advertising Co. – Class A	1,110	86,103
Merlin Properties Socimi SA	14,090	182,516
National Retail Properties, Inc.	974	50,745
Nippon Building Fund, Inc.	33	214,875
Stockland	18,796	46,746

		841,625

Real Estate Management & Development – 0.4%
Agile Group Holdings Ltd.	20,000	24,992

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 25

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Aroundtown SA		7,333	$61,575
CBRE Group, Inc. – Class A(a)		6,714	334,089
Guangzhou R&F Properties Co., Ltd. – Class H		14,000	26,176
Nomura Real Estate Holdings, Inc.		2,400	45,484
Vonovia SE		3,750	181,505

			673,821

			1,515,446

Total Common Stocks (cost $63,956,497)			70,348,352

INVESTMENT COMPANIES – 24.8%
Funds and Investment Trusts – 24.8%(d)
AB All Market Real Return Portfolio – Class Z(e)		2,835,419	23,874,231
AB High Income Fund, Inc. – Class Z(e)		2,274,261	18,535,223
iShares iBoxx High Yield Corporate Bond ETF(c)		22,060	1,891,645
VanEck Vectors JP Morgan EM Local Currency Bond ETF – Class E		26,015	887,892

Total Investment Companies (cost $46,996,954)			45,188,991

		Principal Amount (000)
GOVERNMENTS – TREASURIES – 9.0%
Australia – 0.7%
Australia Government Bond Series 128 5.75%, 7/15/22(b)	AUD	750	602,882
Series 138 3.25%, 4/21/29(b)		750	585,384

			1,188,266

Austria – 0.2%
Republic of Austria Government Bond 0.50%, 2/20/29(b)	EUR	359	407,185

Belgium – 0.6%
Kingdom of Belgium Government Bond Series 71 3.75%, 6/22/45(b)		80	134,406
Series 72 2.60%, 6/22/24(b)		262	339,097
Series 81 0.80%, 6/22/27(b)		202	236,254

26 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 87 0.90%, 6/22/29(b)	EUR	123	$142,965
Series 88 1.70%, 6/22/50(b)		171	194,272

			1,046,994

Chile – 0.2%
Bonos de la Tesoreria de la Republica en pesos 4.50%, 3/01/26	CLP	210,000	326,740

Finland – 0.2%
Finland Government Bond 0.50%, 9/15/29(b)	EUR	348	394,194

France – 0.6%
French Republic Government Bond OAT 0.50%, 5/25/26(b)		745	864,517
1.75%, 6/25/39(b)		240	296,157

			1,160,674

Germany – 0.6%
Bundesrepublik Deutschland Bundesanleihe 0.50%, 2/15/28(b)		661	780,852
2.50%, 7/04/44-8/15/46(b)		209	336,888

			1,117,740

Ireland – 0.2%
Ireland Government Bond 1.00%, 5/15/26(b)	EUR	339	402,924

Italy – 0.9%
Italy Buoni Poliennali Del Tesoro 1.35%, 4/15/22		410	469,316
1.85%, 5/15/24		95	108,107
2.20%, 6/01/27		289	321,856
3.35%, 3/01/35(b)		153	175,126
3.85%, 9/01/49(b)		327	375,208
5.50%, 11/01/22(b)		108	140,631

			1,590,244

Japan – 0.5%
Japan Government Twenty Year Bond Series 112 2.10%, 6/20/29	JPY	14,450	157,770
Series 143 1.60%, 3/20/33		27,400	294,464
Series 158 0.50%, 9/20/36		29,000	267,196

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 159 0.60%, 12/20/36	JPY	28,400	$266,132

			985,562

Malaysia – 0.3%
Malaysia Government Bond Series 0114 4.181%, 7/15/24	MYR	521	130,049
Series 0217 4.059%, 9/30/24		523	129,772
Series 0218 3.757%, 4/20/23		948	233,489
Series 0313 3.48%, 3/15/23		460	111,865

			605,175

Netherlands – 0.3%
Netherlands Government Bond 0.75%, 7/15/27(b)	EUR	530	631,007

Poland – 0.1%
Republic of Poland Government Bond Series 725 3.25%, 7/25/25	PLN	496	136,320

Singapore – 0.2%
Singapore Government Bond 2.75%, 3/01/46	SGD	330	247,350
3.375%, 9/01/33		73	59,681

			307,031

Spain – 0.6%
Spain Government Bond 1.95%, 4/30/26(b)	EUR	327	402,267
2.35%, 7/30/33(b)		565	693,455
2.90%, 10/31/46(b)		20	25,300

			1,121,022

United Kingdom – 0.6%
United Kingdom Gilt 1.50%, 7/22/47(b)	GBP	176	217,050
1.625%, 10/22/28(b)		585	799,324

			1,016,374

United States – 2.2%
U.S. Treasury Bonds 2.50%, 2/15/46(f)	U.S.$	1,442	1,286,215
3.125%, 8/15/44		101	101,726
5.375%, 2/15/31		327	413,959

28 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

U.S. Treasury Notes 1.50%, 8/15/26	U.S.$	1,275	$1,177,383
1.875%, 7/31/22(f)		787	770,818
2.125%, 5/15/25		184	179,347

			3,929,448

Uruguay – 0.0%
Uruguay Government International Bond 8.50%, 3/15/28(b)	UYU	1,317	35,496

Total Governments – Treasuries (cost $16,341,133)			16,402,396

CORPORATES – INVESTMENT GRADE – 6.3%
Industrial – 3.1%
Basic – 0.2%
DowDuPont, Inc. 4.205%, 11/15/23	U.S.$	100	103,169
Glencore Finance Europe Ltd. 1.875%, 9/13/23(b)	EUR	100	115,869
Glencore Funding LLC 4.00%, 3/27/27(b)	U.S.$	62	59,030
SABIC Capital II BV 4.00%, 10/10/23(b)		200	202,624

			480,692

Capital Goods – 0.3%
Molex Electronic Technologies LLC 2.878%, 4/15/20(b)		230	228,634
United Technologies Corp. 1.15%, 5/18/24	EUR	115	131,993
1.25%, 5/22/23		125	144,998
Wabtec Corp. 4.15%, 3/15/24(g)	U.S.$	37	36,925

			542,550

Communications - Media – 0.2%
CBS Corp. 4.00%, 1/15/26		9	8,925
4.20%, 6/01/29		69	67,898
5.50%, 5/15/33		40	42,563
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908%, 7/23/25		78	80,757
Comcast Corp. 4.60%, 8/15/45		45	45,757

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Warner Media LLC 3.55%, 6/01/24	U.S.$	115	$114,508

			360,408

Communications - Telecommunications – 0.1%
Bell Canada, Inc. 4.70%, 9/11/23	CAD	52	42,224
Rogers Communications, Inc. 4.00%, 6/06/22		66	52,019

			94,243

Consumer Cyclical - Automotive – 0.3%
BMW Finance NV 1.00%, 11/14/24(b)	EUR	105	120,137
Daimler AG 1.00%, 11/15/27(b)		90	97,354
General Motors Co. 5.15%, 4/01/38	U.S.$	60	53,799
General Motors Financial Co., Inc. 3.70%, 5/09/23		25	24,609
5.10%, 1/17/24		120	122,680
Harley-Davidson Financial Services, Inc. 4.05%, 2/04/22(b)		115	115,293
Volkswagen Leasing GmbH 2.625%, 1/15/24(b)	EUR	60	71,908

			605,780

Consumer Cyclical - Entertainment – 0.1%
Carnival Corp. 1.625%, 2/22/21		242	283,055

Consumer Non-Cyclical – 0.7%
Abbott Ireland Financing DAC 0.875%, 9/27/23(b)		105	120,256
Altria Group, Inc. 1.00%, 2/15/23		150	170,327
Amgen, Inc. 4.663%, 6/15/51	U.S.$	100	95,732
BAT Capital Corp. 3.222%, 8/15/24		120	115,306
CVS Health Corp. 4.30%, 3/25/28		90	90,033
Reynolds American, Inc. 4.45%, 6/12/25		72	72,673
6.875%, 5/01/20		97	100,863
Takeda Pharmaceutical Co., Ltd. 1.125%, 11/21/22(b)	EUR	155	178,501

30 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.40%, 11/26/23(b)	U.S.$	200	$206,512
Tyson Foods, Inc. 4.00%, 3/01/26		35	35,098
4.35%, 3/01/29		38	38,265
4.55%, 6/02/47		45	40,252

			1,263,818

Energy – 0.3%
Energy Transfer Operating LP 4.50%, 4/15/24(c)		55	56,578
Hess Corp. 4.30%, 4/01/27		78	75,441
Marathon Petroleum Corp. 4.75%, 12/15/23-9/15/44(b)		155	157,335
Occidental Petroleum Corp. 4.20%, 3/15/48		45	45,139
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/24		103	100,442
Williams Cos., Inc. (The) 3.90%, 1/15/25		78	78,405
4.50%, 11/15/23		35	36,158

			549,498

Services – 0.1%
Equifax, Inc. 3.30%, 12/15/22		160	157,984

Technology – 0.6%
Apple, Inc. 2.513%, 8/19/24	CAD	120	90,250
4.65%, 2/23/46	U.S.$	40	43,035
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.625%, 1/15/24		31	30,110
3.875%, 1/15/27		33	30,572
Fidelity National Information Services, Inc. 0.40%, 1/15/21	EUR	135	153,923
International Business Machines Corp. 0.875%, 1/31/25		165	188,582
KLA-Tencor Corp. 4.125%, 11/01/21	U.S.$	145	147,591
4.65%, 11/01/24		91	95,270
Seagate HDD Cayman 4.75%, 1/01/25		72	69,326
Tencent Holdings Ltd. 3.375%, 5/02/19(b)		200	200,097

			1,048,756

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transportation - Services – 0.2%
FedEx Corp. 0.70%, 5/13/22	EUR	145	$166,223
Penske Truck Leasing Co. Lp/PTL Finance Corp. 3.375%, 2/01/22(b)	U.S.$	146	144,863

			311,086

			5,697,870

Financial Institutions – 2.9%
Banking – 2.0%
Banco Santander SA 3.25%, 4/04/26(b)	EUR	100	121,137
Bank of America Corp. 1.379%, 2/07/25(b)		105	122,239
2.375%, 6/19/24(b)		100	123,061
3.124%, 1/20/23	U.S.$	115	114,496
Barclays Bank PLC 6.625%, 3/30/22(b)	EUR	83	108,325
Barclays PLC 3.684%, 1/10/23	U.S.$	200	197,988
Citigroup, Inc. 0.75%, 10/26/23(b)	EUR	104	118,607
Compass Bank 5.50%, 4/01/20	U.S.$	147	150,187
Cooperatieve Rabobank UA 4.375%, 8/04/25		250	254,985
Danske Bank A/S 0.875%, 5/22/23(b)	EUR	160	177,040
Fifth Third Bancorp 2.30%, 3/01/19	U.S.$	64	64,000
Goldman Sachs Group, Inc. (The) 2.00%, 7/27/23(b)	EUR	98	116,613
3.307%, 10/31/25	CAD	145	108,858
Lloyds Banking Group PLC 4.375%, 3/22/28	U.S.$	265	265,082
Mitsubishi UFJ Financial Group, Inc. 0.872%, 9/07/24(b)	EUR	100	114,191
Morgan Stanley 3.00%, 2/07/24	CAD	145	109,388
Series G 1.375%, 10/27/26	EUR	111	125,891
1.75%, 3/11/24		100	118,205
Rabobank Capital Funding Trust IV 5.556%, 12/31/19(b)(h)	GBP	36	49,073
Santander Holdings USA, Inc. 4.40%, 7/13/27	U.S.$	118	115,238

32 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

UBS Group Funding Switzerland AG 1.50%, 11/30/24(b)	EUR	200	$232,146
UniCredit SpA 3.75%, 4/12/22(b)	U.S.$	200	195,322
US Bancorp 0.85%, 6/07/24	EUR	103	118,145
Series J 5.30%, 4/15/27(h)	U.S.$	46	46,108
Wells Fargo & Co. 1.375%, 6/30/22(b)	GBP	170	221,364
2.125%, 6/04/24(b)	EUR	100	121,765

			3,609,454

Brokerage – 0.1%
SURA Asset Management SA 4.875%, 4/17/24(b)(c)	U.S.$	107	110,076

Finance – 0.0%
Synchrony Financial 4.50%, 7/23/25		93	90,968

Insurance – 0.7%
Aon PLC 2.875%, 5/14/26	EUR	135	165,934
Berkshire Hathaway, Inc. 1.125%, 3/16/27		140	160,053
Chubb INA Holdings, Inc. 1.55%, 3/15/28		100	115,764
CNP Assurances 4.25%, 6/05/45(b)		100	126,267
Credit Agricole Assurances SA 4.75%, 9/27/48(b)		100	124,835
Massachusetts Mutual Life Insurance Co. 8.875%, 6/01/39(b)	U.S.$	21	31,691
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 3.25%, 5/26/49(b)	EUR	100	121,293
6.25%, 5/26/42(b)		100	133,394
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(b)	U.S.$	41	62,978
Prudential Financial, Inc. 5.625%, 6/15/43		98	101,651
Swiss Re America Holding Corp. 7.00%, 2/15/26		77	90,714
UnitedHealth Group, Inc. 4.75%, 7/15/45		40	43,469

			1,278,043

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

REITS – 0.1%
Healthcare Trust of America Holdings LP 3.375%, 7/15/21	U.S.$	47	$46,701
Welltower, Inc. 4.00%, 6/01/25		171	172,524

			219,225

			5,307,766

Utility – 0.3%
Electric – 0.1%
Exelon Corp. 5.15%, 12/01/20		32	32,843
Iberdrola Finanzas SA 7.375%, 1/29/24	GBP	50	82,192
TECO Finance, Inc. 5.15%, 3/15/20	U.S.$	56	57,148

			172,183

Other Utility – 0.2%
Severn Trent Utilities Finance PLC 3.625%, 1/16/26(b)	GBP	150	213,452
Yorkshire Water Finance PLC 6.588%, 2/21/23		80	125,267

			338,719

			510,902

Total Corporates – Investment Grade (cost $11,553,723)			11,516,538

INFLATION-LINKED SECURITIES – 5.0%
Japan – 4.4%
Japanese Government CPI Linked Bond Series 21 0.10%, 3/10/26	JPY	124,899	1,158,753
Series 22 0.10%, 3/10/27		612,077	5,677,854
Series 23 0.10%, 3/10/28		120,818	1,122,046

			7,958,653

New Zealand – 0.1%
New Zealand Government Inflation Linked Bond Series 925 2.00%, 9/20/25(b)	NZD	195	141,558

34 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

United States – 0.5%
U.S. Treasury Inflation Index 0.125%, 7/15/22-7/15/26 (TIPS)	U.S.$	1,041	$1,017,641

Total Inflation-Linked Securities (cost $9,230,144)			9,117,852

MORTGAGE PASS-THROUGHS – 3.6%
Agency Fixed Rate 30-Year – 3.4%
Federal Home Loan Mortgage Corp. Series 2019 4.50%, 3/01/49, TBA		890	922,089
Federal Home Loan Mortgage Corp. Gold Series 2007 5.50%, 7/01/35		32	34,303
Series 2018 4.00%, 12/01/48		229	235,217
4.50%, 11/01/48		240	252,217
Series 2019 4.50%, 2/01/49		180	188,975
Federal National Mortgage Association Series 2003 5.50%, 4/01/33		25	26,864
Series 2004 5.50%, 4/01/34-5/01/34		24	26,008
Series 2005 5.50%, 2/01/35		18	19,258
Series 2018 3.50%, 3/01/48-4/01/48		1,140	1,144,479
4.00%, 8/01/48-9/01/48		691	709,111
4.50%, 9/01/48		894	935,683
Series 2019 4.50%, 3/01/49, TBA		906	937,569
5.00%, 3/01/49, TBA		710	744,502

			6,176,275

Other Agency Fixed Rate Programs – 0.2%
Canadian Mortgage Pools 6.125%, 12/15/24	CAD	295	257,595

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2011 4.324% (LIBOR 12 Month + 1.76%), 5/01/38(i)	U.S.$	38	39,433

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Federal National Mortgage Association Series 2003 4.81% (LIBOR 12 Month + 1.81%), 12/01/33(i)	U.S.$	23	$23,981

			63,414

Total Mortgage Pass-Throughs (cost $6,472,924)			6,497,284

COVERED BONDS – 1.4%
Banco de Sabadell SA 0.875%, 11/12/21(b)	EUR	100	116,332
Bank of Montreal 0.75%, 9/21/22(b)		170	198,061
Canadian Imperial Bank of Commerce Zero Coupon, 7/25/22(b)		177	201,004
Credit Suisse AG/Guernsey 0.75%, 9/17/21(b)		110	127,641
1.75%, 1/15/21(b)		166	195,452
Danske Bank A/S 0.125%, 2/14/22(b)		100	114,142
1.25%, 6/11/21(b)		100	117,231
DNB Boligkreditt AS 2.75%, 3/21/22(b)		160	197,385
3.875%, 6/16/21(b)		147	182,498
Nationwide Building Society 4.375%, 2/28/22(b)		150	192,613
Santander UK PLC 1.625%, 11/26/20(b)		156	182,803
Stadshypotek AB 0.625%, 11/10/21(b)		305	353,711
UBS AG/London 1.375%, 4/16/21(b)		169	198,301
4.00%, 4/08/22(b)		84	107,266

Total Covered Bonds (cost $2,400,831)			2,484,440

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.9%
Non-Agency Floating Rate CMBS – 0.6%
Ashford Hospitality Trust Series 2018-ASHF, Class A 3.389% (LIBOR 1 Month + 0.90%), 4/15/35(b)(i)	U.S.$	177	175,549
Series 2018-KEYS, Class A 3.489% (LIBOR 1 Month + 1.00%), 5/15/35(b)(i)		100	99,936

36 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BHMS Series 2018-ATLS, Class A 3.739% (LIBOR 1 Month + 1.25%), 7/15/35(b)(i)	U.S.$	140	$139,784
Braemar Hotels & Resorts Trust Series 2018-PRME, Class A 3.309% (LIBOR 1 Month + 0.82%), 6/15/35(b)(i)		100	98,784
DBWF Mortgage Trust Series 2018-GLKS, Class A 3.51% (LIBOR 1 Month + 1.03%), 11/19/35(b)(i)		140	139,825
Invitation Homes Trust Series 2018-SFR4, Class A 3.581% (LIBOR 1 Month + 1.10%), 1/17/38(b)(i)		175	174,647
MSCG Trust Series 2018-SELF, Class A 3.389% (LIBOR 1 Month + 0.90%), 10/15/37(b)(i)		150	149,530
Natixis Commercial Mortgage Securities Trust Series 2018-850T, Class A 3.272% (LIBOR 1 Month + 0.78%), 7/15/33(b)(i)		110	109,720
RETL Series 2018-RVP, Class A 3.589% (LIBOR 1 Month + 1.10%), 3/15/33(b)(i)		63	62,902

			1,150,677

Non-Agency Fixed Rate CMBS – 0.3%
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class B 3.732%, 4/10/46(j)		160	160,009
GS Mortgage Securities Trust Series 2013-G1, Class A1 2.059%, 4/10/31(b)		65	63,766
Series 2013-G1, Class A2 3.557%, 4/10/31(b)		134	133,413
WFRBS Commercial Mortgage Trust Series 2014-C20, Class AS 4.176%, 5/15/47		120	123,310

			480,498

Total Commercial Mortgage-Backed Securities (cost $1,631,367)			1,631,175

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.7%
Risk Share Floating Rate – 0.7%
Bellemeade Re Ltd. Series 2018-2A, Class M1B 3.84% (LIBOR 1 Month + 1.35%), 8/25/28(b)(i)	U.S.$	150	$149,628
Eagle RE Ltd. Series 2018-1, Class M1 4.19% (LIBOR 1 Month + 1.70%), 11/25/28(b)(i)		175	175,397
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN1, Class M2 4.69% (LIBOR 1 Month + 2.20%), 2/25/24(i)		151	153,133
Series 2015-DNA2, Class M2 5.09% (LIBOR 1 Month + 2.60%), 12/25/27(i)		72	72,943
Series 2016-DNA2, Class M2 4.69% (LIBOR 1 Month + 2.20%), 10/25/28(i)		91	91,981
Series 2017-DNA2, Class M1 3.69% (LIBOR 1 Month + 1.20%), 10/25/29(i)		211	212,492
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M1 4.09% (LIBOR 1 Month + 1.60%), 1/25/24(i)		15	15,460
Series 2014-C04, Class 2M2 7.49% (LIBOR 1 Month + 5.00%), 11/25/24(i)		108	120,452
Series 2016-C02, Class 1M1 4.64% (LIBOR 1 Month + 2.15%), 9/25/28(i)		1	1,214
Series 2016-C03, Class 1M1 4.49% (LIBOR 1 Month + 2.00%), 10/25/28(i)		26	25,972
Series 2016-C04, Class 1M1 3.94% (LIBOR 1 Month + 1.45%), 1/25/29(i)		33	33,316
Series 2016-C05, Class 2M1 3.84% (LIBOR 1 Month + 1.35%), 1/25/29(i)		9	9,456
Series 2016-C06, Class 1M1 3.79% (LIBOR 1 Month + 1.30%), 4/25/29(i)		151	151,402

38 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2016-C07, Class 2M1 3.79% (LIBOR 1 Month + 1.30%), 5/25/29(i)	U.S.$	11	$10,943
Series 2017-C02, Class 2M1 3.64% (LIBOR 1 Month + 1.15%), 9/25/29(i)		58	58,476

			1,282,265

Agency Fixed Rate – 0.0%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 3.152%, 5/28/35(j)		33	30,342

Non-Agency Fixed Rate – 0.0%
Citigroup Mortgage Loan Trust, Inc. Series 2005-2, Class 1A4 3.934%, 5/25/35		28	28,655

Total Collateralized Mortgage Obligations (cost $1,337,239)			1,341,262

COLLATERALIZED LOAN OBLIGATIONS – 0.7%
CLO - Floating Rate – 0.7%
Halcyon Loan Advisors Funding Ltd. Series 2018-1A, Class A2 4.269% (LIBOR 3 Month + 1.80%), 7/21/31(b)(i)(j)		250	245,863
Marble Point CLO XI Ltd. Series 2017-2A, Class A 3.96% (LIBOR 3 Month + 1.18%), 12/18/30(b)(i)(j)		250	247,557
Neuberger Berman Loan Advisers CLO Ltd. Series 2018-29A, Class B1 4.286% (LIBOR 3 Month + 1.70%), 10/19/31(b)(i)(j)		250	246,596
Rockford Tower CLO Ltd. Series 2017-3A, Class A 3.951% (LIBOR 3 Month + 1.19%), 10/20/30(b)(i)(j)		250	248,895
TIAA CLO II Ltd. Series 2017-1A, Class A 4.041% (LIBOR 3 Month + 1.28%), 4/20/29(b)(i)(j)		250	249,127

Total Collateralized Loan Obligations (cost $1,249,922)			1,238,038

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 0.6%
Autos - Fixed Rate – 0.4%
Avis Budget Rental Car Funding AESOP LLC Series 2018-2A, Class C 4.95%, 3/20/25(b)	U.S.$	120	$123,340
DT Auto Owner Trust Series 2018-1A, Class A 2.59%, 5/17/21(b)		8	8,294
Flagship Credit Auto Trust Series 2018-3, Class D 4.15%, 12/16/24(b)		78	78,619
Hertz Vehicle Financing II LP Series 2016-1A, Class A 2.32%, 3/25/20(b)		166	165,940
Series 2017-1A, Class A 2.96%, 10/25/21(b)		140	139,154
Series 2019-1A, Class B 4.10%, 3/25/23(b)		165	165,573

			680,920

Other ABS - Fixed Rate – 0.2%
SBA Tower Trust Series 2014-1A, Class C 2.898%, 10/15/44(b)(j)		104	103,946
Series 2014-2A, Class C 3.869%, 10/15/49(b)(j)		85	85,802
SoFi Consumer Loan Program LLC Series 2017-2, Class A 3.28%, 2/25/26(b)(j)		54	53,800
SoFi Consumer Loan Program Trust Series 2018-1, Class B 3.65%, 2/25/27(b)(j)		115	114,898

			358,446

Home Equity Loans - Floating Rate – 0.0%
ABFC Trust Series 2003-WF1, Class A2 3.615% (LIBOR 1 Month + 1.13%), 12/25/32(i)(j)		12	12,252

Total Asset-Backed Securities (cost $1,044,899)			1,051,618

40 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

			Principal Amount (000)	U.S. $ Value

GOVERNMENTS – SOVEREIGN BONDS – 0.5%
Indonesia – 0.1%
Indonesia Government International Bond 4.45%, 2/11/24	U.S.$		235	$241,138

Qatar – 0.2%
Qatar Government International Bond 3.875%, 4/23/23(b)			200	204,500
5.25%, 1/20/20(b)			100	102,000

				306,500

Saudi Arabia – 0.2%
Saudi Government International Bond 2.875%, 3/04/23(b)			200	196,750
4.375%, 4/16/29(b)			200	204,156

				400,906

Total Governments – Sovereign Bonds (cost $932,502)				948,544

SUPRANATIONALS – 0.2%
Supranational – 0.2%
European Financial Stability Facility 0.125%, 10/17/23(b) (cost $363,908)		EUR	311	356,152

LOCAL GOVERNMENTS – US MUNICIPAL BONDS – 0.1%
United States – 0.1%
State of California Series 2010 7.625%, 3/01/40 (cost $237,125)		U.S.$	165	241,723

QUASI-SOVEREIGNS – 0.1%
Quasi-Sovereign Bonds – 0.1%
China – 0.1%
State Grid Overseas Investment 2016 Ltd. 2.25%, 5/04/20(b) (cost $199,869)			200	197,403

LOCAL GOVERNMENTS – PROVINCIAL BONDS – 0.1%
Canada – 0.1%
Province of Ontario Canada 2.90%, 6/02/28		CAD	57	44,146

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Province of Quebec Canada 2.75%, 9/01/27	CAD	141	$108,552

Total Local Governments – Provincial Bonds (cost $156,389)			152,698

CORPORATES – NON-INVESTMENT GRADE – 0.1%
Industrial – 0.1%
Energy – 0.1%
EnLink Midstream Partners LP 4.15%, 6/01/25 (cost $142,998)	U.S.$	144	137,833

		Notional Amount
OPTIONS PURCHASED – PUTS – 0.0%
Options on Forward Contracts – 0.0%
AUD/USD Expiration: Jun 2019; Contracts: 1,529,000; Exercise Price: AUD 1.45; Counterparty: Morgan Stanley Capital Services LLC(a)	AUD	1,529,000	10,675
EUR/USD Expiration: Mar 2019; Contracts: 960,000; Exercise Price: EUR 0.89; Counterparty: Morgan Stanley Capital Services LLC(a)	EUR	960,000	319
EUR/USD Expiration: Mar 2019; Contracts: 967,000; Exercise Price: EUR 0.89; Counterparty: JPMorgan Chase Bank, NA(a)	EUR	967,000	342

Total Options Purchased – Puts (premiums paid $22,314)			11,336

OPTIONS PURCHASED – CALLS – 0.0%
Options on Forward Contracts – 0.0%
TRY/EUR Expiration: Mar 2019; Contracts: 2,822,703; Exercise Price: TRY 5.99; Counterparty: JPMorgan Chase Bank, NA(a) (premiums paid 6,951)	TRY	2,822,703	1,212

42 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 7.0%
Investment Companies – 7.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.35%(d)(e)(k) (cost $12,709,360)	12,709,360	$12,709,360

Total Investments Before Security Lending Collateral for Securities Loaned – 99.7% (cost $176,987,049)		181,574,207

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.35%(d)(e)(k) (cost $2,905,070)	2,905,070	2,905,070

Total Investments – 101.3% (cost $179,892,119)		184,479,277
Other assets less liabilities – (1.3)%		(2,292,307)

Net Assets – 100.0%		$182,186,970

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at February 28, 2019	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Japan Bond (OSE) Futures	17	March 2019	JPY	1,700,000		$23,162,258	$23,295,025	$132,767
Amsterdam Index Futures	2	March 2019	EUR	0	**	242,349	246,153	3,804
Dax Index Futures	2	March 2019	EUR	0	**	617,278	655,171	37,893
Euro-CAC40 10 Futures	11	March 2019	EUR	0	**	632,148	655,501	23,353
Euro-Schatz Futures	8	March 2019	EUR	800		1,018,208	1,017,471	(737)
FTSE/MIB Index Futures	2	March 2019	EUR	0	**	216,105	234,940	18,835
IBEX 35 Index Futures	3	March 2019	EUR	0	**	306,181	317,079	10,898

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 43

PORTFOLIO OF INVESTMENTS (continued)

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at February 28, 2019	Unrealized Appreciation/ (Depreciation)
Long Gilt Futures	21	June 2019	GBP	2,100		$3,544,361	$3,503,672	$(40,689)
Mini MSCI Emerging Markets Futures	133	March 2019	USD	7		6,572,379	6,960,555	388,176
OMXS30 Index Futures	53	March 2019	SEK	5		887,077	902,079	15,002
Russell 2000 E-Mini Futures	24	March 2019	USD	1		1,749,126	1,890,600	141,474
S&P Mid 400 E-Mini Futures	9	March 2019	USD	1		1,602,343	1,719,720	117,377
U.S. 10 Yr Ultra Futures	20	June 2019	USD	2,000		2,598,621	2,589,062	(9,559)
U.S. T-Note 2 Yr (CBT) Futures	22	June 2019	USD	4,400		4,668,332	4,668,297	(35)
U.S. T-Note 5 Yr (CBT) Futures	16	June 2019	USD	1,600		1,833,770	1,833,000	(770)
U.S. T-Note 10 Yr (CBT) Futures	12	June 2019	USD	1,200		1,470,681	1,464,000	(6,681)
U.S. Ultra Bond (CBT) Futures	34	June 2019	USD	3,400		5,500,973	5,426,188	(74,785)

Sold Contracts
10 Yr Australian Bond Futures	15	March 2019	AUD	1,500		1,410,540	1,436,565	(26,025)
10 Yr Canadian Bond Futures	17	June 2019	CAD	1,700		1,760,753	1,753,159	7,594
10 Yr Mini Japan Government Bond Futures	71	March 2019	JPY	710,000		9,708,181	9,721,455	(13,274)
Euro Buxl 30 Yr Bond Futures	1	March 2019	EUR	100		210,586	209,336	1,250
Euro STOXX 50 Index Futures	40	March 2019	EUR	0	**	1,379,356	1,500,523	(121,167)
Euro-BOBL Futures	14	March 2019	EUR	1,400		2,104,858	2,113,472	(8,614)

44 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at February 28, 2019	Unrealized Appreciation/ (Depreciation)
Euro-Bund Futures	4	March 2019	EUR	400		$753,362	$752,127	$1,235
FTSE 100 Index Futures	7	March 2019	GBP	0	**	616,142	656,921	(40,779)
Hang Seng Index Futures	2	March 2019	HKD	0	**	368,810	365,184	3,626
MSCI EAFE Future	6	March 2019	USD	0	**	551,939	560,700	(8,761)
MSCI Singapore Index ETS Futures	19	March 2019	SGD	2		513,728	505,636	8,092
S&P 500 E-Mini Futures	149	March 2019	USD	7		19,748,368	20,746,015	(997,647)
S&P/TSX 60 Index Futures	5	March 2019	CAD	1		684,496	723,736	(39,240)
SPI 200 Futures	5	March 2019	AUD	0	**	503,175	545,224	(42,049)
TOPIX Index Futures	5	March 2019	JPY	50		683,456	720,406	(36,950)

								$(556,386)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	1,679	USD	1,196	4/23/19	$4,136
Bank of America, NA	CLP	827,259	USD	1,215	3/15/19	(46,355)
Bank of America, NA	RUB	14,370	USD	215	3/07/19	(2,427)
Barclays Bank PLC	KRW	1,246,823	USD	1,111	3/15/19	2,884
Barclays Bank PLC	JPY	105,307	USD	972	3/15/19	26,897
Barclays Bank PLC	INR	20,999	USD	293	3/18/19	(3,219)
Barclays Bank PLC	RUB	7,688	USD	115	3/07/19	(1,645)
Barclays Bank PLC	CNY	7,347	USD	1,070	3/15/19	(27,313)
Barclays Bank PLC	SEK	6,992	USD	789	3/15/19	31,090
Barclays Bank PLC	CNY	4,208	USD	621	6/17/19	(6,727)
Barclays Bank PLC	ILS	1,939	USD	530	4/16/19	(6,301)
Barclays Bank PLC	BRL	1,757	USD	471	3/06/19	3,279
Barclays Bank PLC	BRL	774	USD	207	3/15/19	882
Barclays Bank PLC	USD	752	AUD	1,053	3/15/19	(4,774)
Barclays Bank PLC	USD	470	BRL	1,757	3/06/19	(2,208)
Barclays Bank PLC	USD	470	BRL	1,757	4/02/19	(3,179)
Barclays Bank PLC	USD	165	RUB	10,804	3/07/19	(736)
Barclays Bank PLC	USD	1,020	TWD	31,252	3/14/19	(5,260)
Barclays Bank PLC	USD	226	INR	15,939	3/18/19	(1,499)
Barclays Bank PLC	USD	383	PHP	20,246	6/17/19	4,735
Barclays Bank PLC	USD	400	PHP	21,079	3/15/19	6,566
Barclays Bank PLC	USD	997	INR	70,394	3/15/19	(4,894)
Barclays Bank PLC	USD	443	KRW	495,379	5/16/19	(1,467)
Barclays Bank PLC	USD	356	IDR	5,046,569	6/17/19	(4,532)
Barclays Bank PLC	USD	1,391	IDR	19,783,393	3/15/19	4,988
BNP Paribas SA	PLN	1,991	USD	530	3/15/19	3,669

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 45

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	EUR	220	SEK	2,332	4/10/19	$1,750
BNP Paribas SA	EUR	475	PLN	2,044	4/08/19	(708)
BNP Paribas SA	USD	1,060	CAD	1,409	3/07/19	11,533
BNP Paribas SA	USD	1,453	NZD	2,161	3/15/19	18,641
Citibank, NA	COP	842,174	USD	264	3/15/19	(8,875)
Citibank, NA	CLP	226,003	USD	338	3/15/19	(6,588)
Citibank, NA	JPY	59,747	USD	541	4/11/19	3,680
Citibank, NA	TWD	22,311	USD	726	3/15/19	1,929
Citibank, NA	GBP	1,260	USD	1,663	4/09/19	(11,374)
Citibank, NA	EUR	1,081	USD	1,245	6/17/19	4,709
Citibank, NA	SEK	1,062	USD	115	4/12/19	(230)
Citibank, NA	USD	529	GBP	401	4/09/19	3,656
Citibank, NA	USD	343	BRL	1,283	4/02/19	(2,362)
Citibank, NA	USD	540	PLN	2,026	4/08/19	(4,427)
Citibank, NA	USD	800	SEK	7,156	4/12/19	(22,630)
Citibank, NA	USD	565	TWD	17,270	3/14/19	(5,004)
Citibank, NA	USD	1,636	MXN	31,978	3/15/19	19,497
Citibank, NA	USD	789	RUB	52,778	6/17/19	311
Citibank, NA	USD	583	JPY	63,336	12/13/19	(1,378)
Citibank, NA	USD	158	CLP	105,436	3/15/19	3,073
Credit Suisse International	CNY	4,639	USD	674	3/20/19	(18,269)
Credit Suisse International	NOK	987	USD	115	4/12/19	(486)
Credit Suisse International	EUR	437	USD	495	3/13/19	(2,640)
Credit Suisse International	EUR	199	TRY	1,267	3/25/19	7,015
Credit Suisse International	USD	1,118	CAD	1,469	6/17/19	1,148
Credit Suisse International	USD	486	CNY	3,329	3/20/19	11,500
Credit Suisse International	USD	611	TRY	3,474	3/15/19	34,151
Credit Suisse International	USD	766	SEK	6,992	3/15/19	(8,297)
Deutsche Bank AG	INR	15,944	USD	218	3/18/19	(6,267)
Deutsche Bank AG	USD	290	INR	20,720	3/18/19	1,636
Goldman Sachs Bank USA	INR	23,055	USD	322	3/18/19	(2,876)
Goldman Sachs Bank USA	INR	34,306	USD	486	3/18/19	2,517
Goldman Sachs Bank USA	BRL	1,757	USD	470	3/06/19	2,208
Goldman Sachs Bank USA	EUR	399	TRY	2,571	4/10/19	15,509
Goldman Sachs Bank USA	USD	465	BRL	1,757	3/06/19	3,197
Goldman Sachs Bank USA	USD	671	MYR	2,733	8/21/19	(2,610)
Goldman Sachs Bank USA	USD	733	NOK	6,237	4/12/19	(3,102)
Goldman Sachs Bank USA	USD	414	TWD	12,710	3/14/19	(2,000)
Goldman Sachs Bank USA	USD	319	INR	22,593	3/18/19	(1,041)
Goldman Sachs Bank USA	USD	1,048	RUB	70,907	3/15/19	25,385
Goldman Sachs Bank USA	USD	216	CLP	145,499	3/15/19	5,474
HSBC Bank USA	JPY	490,227	USD	4,442	4/11/19	30,383
HSBC Bank USA	INR	90,618	USD	1,246	3/18/19	(31,596)
HSBC Bank USA	TWD	10,098	USD	330	3/14/19	2,439
HSBC Bank USA	USD	646	EUR	566	4/10/19	(435)
HSBC Bank USA	USD	1,026	KRW	1,148,257	5/16/19	(3,206)
JPMorgan Chase Bank, NA	CHF	1,149	USD	1,170	3/13/19	17,991
JPMorgan Chase Bank, NA	USD	237	PLN	890	4/08/19	(1,895)
JPMorgan Chase Bank, NA	TRY	1,267	EUR	199	3/25/19	(7,014)
JPMorgan Chase Bank, NA	USD	586	CNY	3,961	3/20/19	5,824
Morgan Stanley Capital Services, Inc.	JPY	634,557	USD	5,667	3/15/19	(31,044)

46 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	INR	23,421	USD	327	3/18/19	$(3,306)
Morgan Stanley Capital Services, Inc.	NZD	903	USD	620	4/26/19	4,911
Morgan Stanley Capital Services, Inc.	PEN	827	USD	246	3/15/19	(4,369)
Morgan Stanley Capital Services, Inc.	CNY	743	USD	107	3/20/19	(3,529)
Morgan Stanley Capital Services, Inc.	USD	248	EUR	219	3/13/19	1,335
Morgan Stanley Capital Services, Inc.	USD	514	AUD	696	6/28/19	(19,366)
Morgan Stanley Capital Services, Inc.	USD	327	TWD	10,091	3/14/19	127
Morgan Stanley Capital Services, Inc.	USD	385	INR	27,584	3/18/19	4,092
Morgan Stanley Capital Services, Inc.	USD	222	KRW	247,249	5/16/19	(1,919)
Morgan Stanley Capital Services, Inc.	USD	275	COP	865,020	3/15/19	5,822
Natwest Markets PLC	COP	1,023,587	USD	329	3/15/19	(3,442)
Natwest Markets PLC	CLP	103,921	USD	155	3/15/19	(3,839)
Natwest Markets PLC	USD	250	TWD	7,604	3/14/19	(2,931)
Natwest Markets PLC	USD	327	INR	23,172	3/18/19	68
Natwest Markets PLC	USD	569	CLP	372,514	3/15/19	(1,149)
Natwest Markets PLC	USD	328	CLP	218,587	3/15/19	5,170
Natwest Markets PLC	USD	109	COP	337,212	3/15/19	(73)
Natwest Markets PLC	USD	110	COP	340,981	3/15/19	1,063
Standard Chartered Bank	TWD	20,029	USD	650	3/14/19	(366)
Standard Chartered Bank	INR	15,183	USD	214	3/18/19	(240)
Standard Chartered Bank	TWD	22,164	USD	724	3/14/19	4,190
Standard Chartered Bank	CNY	3,963	USD	573	3/20/19	(18,813)
Standard Chartered Bank	CAD	3,197	USD	2,417	3/07/19	(12,774)
Standard Chartered Bank	USD	724	EUR	633	4/10/19	(2,464)
Standard Chartered Bank	USD	317	CNY	2,194	3/20/19	10,318
State Street Bank & Trust Co.	JPY	48,630	USD	450	12/13/19	3,312
State Street Bank & Trust Co.	JPY	24,299	USD	221	4/11/19	2,127
State Street Bank & Trust Co.	EUR	13,923	USD	16,072	4/10/19	185,589
State Street Bank & Trust Co.	CZK	10,346	USD	462	3/15/19	2,800
State Street Bank & Trust Co.	THB	8,539	USD	274	6/17/19	2,332
State Street Bank & Trust Co.	THB	5,764	USD	180	3/15/19	(2,543)
State Street Bank & Trust Co.	SEK	3,038	USD	330	4/12/19	(339)
State Street Bank & Trust Co.	ZAR	2,328	USD	169	4/17/19	4,961
State Street Bank & Trust Co.	ZAR	2,092	USD	149	3/15/19	441
State Street Bank & Trust Co.	NOK	1,867	USD	219	4/12/19	606
State Street Bank & Trust Co.	ILS	1,739	USD	475	4/16/19	(5,618)
State Street Bank & Trust Co.	TRY	873	USD	161	3/28/19	436
State Street Bank & Trust Co.	PLN	840	USD	220	4/08/19	(2,167)
State Street Bank & Trust Co.	AUD	845	USD	599	4/23/19	(584)
State Street Bank & Trust Co.	CAD	735	USD	551	3/07/19	(7,639)
State Street Bank & Trust Co.	CHF	430	USD	441	3/15/19	9,076
State Street Bank & Trust Co.	EUR	1,506	USD	1,713	4/10/19	(5,594)

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 47

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	SGD	478	USD	352	4/17/19	$(1,822)
State Street Bank & Trust Co.	CHF	350	USD	358	3/13/19	6,112
State Street Bank & Trust Co.	AUD	697	USD	510	6/28/19	15,133
State Street Bank & Trust Co.	GBP	210	USD	270	6/17/19	(9,781)
State Street Bank & Trust Co.	PLN	152	USD	41	4/08/19	342
State Street Bank & Trust Co.	TRY	119	USD	22	3/28/19	(493)
State Street Bank & Trust Co.	GBP	92	USD	121	4/09/19	(1,488)
State Street Bank & Trust Co.	EUR	176	USD	202	3/15/19	1,547
State Street Bank & Trust Co.	GBP	139	USD	179	3/15/19	(5,578)
State Street Bank & Trust Co.	EUR	62	USD	70	3/15/19	(238)
State Street Bank & Trust Co.	EUR	50	USD	57	6/17/19	(71)
State Street Bank & Trust Co.	MXN	34	USD	2	3/22/19	4
State Street Bank & Trust Co.	EUR	11	USD	13	6/17/19	4
State Street Bank & Trust Co.	USD	859	EUR	747	4/10/19	(6,850)
State Street Bank & Trust Co.	USD	113	GBP	88	3/15/19	3,427
State Street Bank & Trust Co.	EUR	118	PLN	509	4/10/19	191
State Street Bank & Trust Co.	USD	193	EUR	168	3/15/19	(1,939)
State Street Bank & Trust Co.	USD	219	EUR	194	3/13/19	1,856
State Street Bank & Trust Co.	USD	216	CHF	212	3/13/19	(3,583)
State Street Bank & Trust Co.	USD	248	EUR	219	4/10/19	1,525
State Street Bank & Trust Co.	CHF	221	SEK	2,057	4/12/19	1,514
State Street Bank & Trust Co.	USD	304	EUR	267	6/17/19	2,018
State Street Bank & Trust Co.	USD	321	EUR	281	4/08/19	(99)
State Street Bank & Trust Co.	EUR	299	GBP	264	4/10/19	8,839
State Street Bank & Trust Co.	USD	330	CHF	329	3/13/19	72
State Street Bank & Trust Co.	USD	694	CAD	921	3/07/19	6,185
State Street Bank & Trust Co.	USD	244	NZD	358	4/26/19	118
State Street Bank & Trust Co.	USD	402	CAD	534	3/15/19	3,452
State Street Bank & Trust Co.	USD	394	AUD	552	4/23/19	(1,447)
State Street Bank & Trust Co.	USD	106	TRY	568	3/28/19	(1,172)
State Street Bank & Trust Co.	USD	105	TRY	570	3/28/19	527
State Street Bank & Trust Co.	USD	221	ILS	799	4/16/19	293
State Street Bank & Trust Co.	PLN	837	EUR	193	4/08/19	(700)
State Street Bank & Trust Co.	SEK	1,531	NOK	1,414	4/12/19	(724)
State Street Bank & Trust Co.	TRY	1,747	EUR	282	4/10/19	1,598
State Street Bank & Trust Co.	USD	155	ZAR	2,092	3/15/19	(6,639)
State Street Bank & Trust Co.	USD	169	ZAR	2,328	4/17/19	(4,199)
State Street Bank & Trust Co.	USD	333	NOK	2,840	4/12/19	(848)
State Street Bank & Trust Co.	USD	375	SEK	3,358	4/12/19	(10,145)
State Street Bank & Trust Co.	USD	377	CZK	8,529	3/15/19	1,206
State Street Bank & Trust Co.	USD	123	JPY	13,489	4/11/19	(1,215)
State Street Bank & Trust Co.	USD	150	JPY	16,834	3/15/19	902

						$158,938

48 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

CURRENCY OPTIONS WRITTEN (see Note D)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
AUD vs. USD/ Morgan Stanley Capital Services LLC(l)	AUD	1.280	06/2019	1,529,000	AUD	1,529	$15,874	$(726)

Put
TRY vs. EUR/ JPMorgan Chase Bank, NA(l)	TRY	6.990	03/2019	3,290,877	TRY	3,291	6,951	(434)

							$22,825	$(1,160)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
iTraxxx Australia Series 30, 5 Year Index, 12/20/23*	(1.00)%	Quarterly	0.69%	USD	1,200	$(19,067)	$(12,430)	$(6,637)

Sale Contracts
CDX-NAIG Series 28, 5 Year Index, 6/20/22*	1.00	Quarterly	0.43	USD	15,820	315,206	211,723	103,483
CDX-NAIG Series 31, 5 Year Index, 12/20/23*	1.00	Quarterly	0.60	USD	1,200	23,761	20,238	3,523
iTraxxx Europe Series 27, 5 Year Index, 6/20/22*	1.00	Quarterly	0.33	EUR	6,710	184,992	118,819	66,173
iTraxxx Europe Series 29, 5 Year Index, 6/20/23*	1.00	Quarterly	0.51	EUR	240	6,226	5,436	790

						$511,118	$343,786	$167,332

*	Termination date

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 49

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,350	9/10/20	3 Month LIBOR	2.824%	Quarterly/ Semi-Annual	$53,351	$—	$53,351
USD	2,220	9/10/23	3 Month LIBOR	2.883%	Quarterly/ Semi-Annual	48,135	—	48,135
EUR	1,650	1/15/24	6 Month EURIBOR	0.201%	Semi-Annual/ Annual	5,806	—	5,806
NOK	26,230	1/11/29	6 Month NIBOR	2.100%	Semi-Annual/ Annual	6,539	—	6,539
SEK	25,620	1/11/29	3 Month STIBOR	1.080%	Quarterly/ Annual	25,210	—	25,210
CHF	2,720	1/11/29	6 Month LIBOR	0.299%	Semi-Annual/ Annual	22,065	—	22,065
NZD	690	1/11/29	3 Month BKBM	2.653%	Quarterly/ Semi-Annual	8,192	—	8,192
USD	1,010	9/10/48	3 Month LIBOR	2.980%	Semi-Annual/ Quarterly	(29,865)	—	(29,865)

						$139,433	$—	$139,433

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	2.69%	USD	1,529	$(31,243)	$(29,447)	$(1,796)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.69		370	(7,560)	(15,405)	7,845
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.69		53	(1,083)	(508)	(575)
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.69		56	(1,145)	(409)	(736)

50 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	2.69%	USD	55	$(1,123)	$(338)	$(785)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.69		111	(2,268)	(640)	(1,628)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.69		6	(122)	(113)	(9)

						$(44,544)	$(46,860)	$2,316

*	Termination date

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	6,116	7/31/21	2.230%	CPI	#	Maturity	$(85,630)
Bank of America, NA	USD	3,994	7/31/21	2.230%	CPI	#	Maturity	(55,920)
Barclays Bank PLC	USD	23,020	7/18/22	1.937%	CPI	#	Maturity	91,973
Goldman Sachs International	USD	1,230	1/18/23	2.206%	CPI	#	Maturity	(13,919)

								$(63,496)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA
CGABROE3(1)	44,140	LIBOR Plus 0.20%	Quarterly	USD	4,841	1/15/20	$14,311

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 51

PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
GSABLJHB(2)	2,760,485	LIBOR Plus 0.20%	Quarterly	JPY	227,381	2/17/20	$44,608
JPMorgan Chase Bank, NA
JPQABACP	10,897	0.17%	Maturity	USD	1,024	6/17/19	(55,725)

Pay Total Return on Reference Obligation
Citibank, NA
Russell 1000 Index Total Return	548	LIBOR Plus 0.24%	Quarterly	USD	4,819	11/15/19	(11,733)
Goldman Sachs & Co.
BB&T Corp.	1,872	LIBOR Minus 0.30%	Monthly	USD	94	1/05/21	(1,268)
BB&T Corp.	3,749	LIBOR Plus 0.35%	Monthly	USD	186	1/05/21	(5,245)
Chemical Financial Corp.	6,015	LIBOR Minus 0.30%	Monthly	USD	272	1/05/21	(2,827)
Entegris, Inc.	912	LIBOR Minus 0.30%	Monthly	USD	30	1/05/21	(2,099)
Entegris, Inc.	2,644	LIBOR Minus 0.30%	Monthly	USD	88	1/05/21	(4,835)
Entegris, Inc.	2,942	LIBOR Plus 0.30%	Annual	USD	97	1/05/21	(6,343)
Goldman Sachs International
GSABSJHB(3)	2,760,485	LIBOR Minus 0.20%	Quarterly	JPY	242,481	2/17/20	(36,398)
Morgan Stanley Capital Services LLC
Amcor Ltd.	26,989	BBR Plus 0.50%	Monthly	AUD	367	1/27/21	(27,452)
Ameris Bancorp	483	LIBOR Minus 0.30%	Monthly	USD	20	1/27/21	150
Ameris Bancorp	130	LIBOR Minus 0.30%	Annual	USD	5	1/27/21	– 0	–
Bristol-Myers Squibb Co.	3,172	LIBOR Plus 0.30%	Annual	USD	156	1/27/21	(7,550)
Encana Corp.	39,648	LIBOR Plus 0.30%	Monthly	USD	270	1/27/21	(16,284)
Fidelity National Financial, Inc.	582	LIBOR Minus 0.30%	Monthly	USD	21	1/27/21	265
Fidelity National Financial, Inc.	1,606	LIBOR Minus 0.30%	Monthly	USD	56	1/27/21	33
Fidelity National Financial, Inc.	157	LIBOR Minus 0.30%	Monthly	USD	6	1/27/21	6

52 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Fidelity National Financial, Inc.	220	LIBOR Minus 0.30%	Monthly	USD	8	1/27/21	$(89)
Fidelity National Financial, Inc.	658	LIBOR Minus 0.30%	Monthly	USD	23	1/27/21	(214)
Fiserv, Inc.	3,302	LIBOR Plus 0.30%	Annual	USD	275	1/27/21	(3,666)
Harris Corp.	1,783	LIBOR Plus 0.30%	Annual	USD	252	1/27/21	(41,475)
II-VI, Inc.	204	LIBOR Minus 0.30%	Monthly	USD	8	1/27/21	(761)
II-VI, Inc.	808	LIBOR Minus 0.30%	Monthly	USD	31	1/27/21	(3,269)
II-VI, Inc.	1,562	LIBOR Plus 0.30%	Annual	USD	53	1/27/21	(13,427)
Independent Bank Corp.	325	LIBOR Plus 0.30%	Monthly	USD	26	1/27/21	(1,968)
Independent Bank Corp.	1,505	LIBOR Plus 0.30%	Annual	USD	118	1/27/21	(10,151)
KLA Corp.	1,164	LIBOR Plus 0.30%	Annual	USD	114	1/27/21	(20,549)
Newmont Mining Corp.	1,048	LIBOR Minus 0.30%	Monthly	USD	35	1/27/21	(287)
Newmont Mining Corp.	7,613	LIBOR Plus 0.30%	Annual	USD	251	1/27/21	(8,297)
T-Mobile US, Inc.	3,615	LIBOR Plus 0.30%	Annual	USD	246	1/27/21	(14,012)
Tivity Health, Inc.	1,134	LIBOR Plus 0.30%	Monthly	USD	25	1/27/21	701
UBS AG
FTSE EPRANAREIT Developed Real Estate Index	191	LIBOR Plus 0.17%	Quarterly	USD	896	1/15/20	(105,429)

							$(341,279)

VARIANCE SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
Russell 2000 Index 4/18/19*	25.10%	Maturity	USD	192	$(114,498)	$	– 0	–	$(114,498)
Citibank, NA
Nasdaq 100 Stock Index 5/17/19*	20.90	Maturity	USD	120	(21,136)		– 0	–	(21,136)
S&P 500 Index 5/17/19*	17.60	Maturity	USD	143	(17,825)		– 0	–	(17,825)
JPMorgan Chase Bank, NA
S&P/ASX 200 Index 4/18/19*	17.69	Maturity	AUD	128	(69,837)		– 0	–	(69,837)

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 53

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
UBS AG
S&P/ASX 200 Index 5/16/19*	14.75%	Maturity	AUD	136	$(27,470)	$	– 0	–	$(27,470)

Sale Contracts
Citibank, NA
Nasdaq 100 Stock Index 3/15/19*	18.55	Maturity	USD	67	34,713		– 0	–	34,713
Russell 2000 Index 3/15/19*	16.65	Maturity	USD	107	42,893		– 0	–	42,893
Russell 2000 Index 4/18/19*	17.55	Maturity	USD	134	23,610		– 0	–	23,610
S&P 500 Index 3/15/19*	15.00	Maturity	USD	24	9,848		– 0	–	9,848
JPMorgan Chase Bank, NA
S&P/ASX 200 Index 3/21/19*	12.90	Maturity	AUD	45	18,980		– 0	–	18,980
UBS AG
S&P/ASX 200 Index 4/18/19*	13.65	Maturity	AUD	98	23,623		– 0	–	23,623

					$(97,099)	$	– 0	–	$(97,099)

*	Termination date

**	Notional amount less than 500.

(a)	Non-income producing security.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate market value of these securities amounted to $22,578,453 or 12.4% of net assets.

(c)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Affiliated investments.

(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2019.

(h)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2019.

(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(k)	The rate shown represents the 7-day yield as of period end.

(l)	One contract relates to 1 share.

54 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Currency Abbreviation:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

UYU – Uruguayan Peso

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ADR – American Depositary Receipt

ARMs – Adjustable Rate Mortgages

ASX – Australian Stock Exchange

BBR – Bank of England Base Rate

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

CPI – Consumer Price Index

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

EURIBOR – Euro Interbank Offered Rate

FTSE – Financial Times Stock Exchange

IBEX – International Business Exchange

LIBOR – London Interbank Offered Rates

MIB – Milano Italia Borsa

MSCI – Morgan Stanley Capital International

NIBOR – Norwegian Interbank Offered Rate

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

PJSC – Public Joint Stock Company

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 55

PORTFOLIO OF INVESTMENTS (continued)

(1)	The following table represents the 50 largest equity basket holdings underlying the total return swap with CGABROE3 as of February 28, 2019.

Security Description	Shares	Notional Value as of 2/28/19	Percent of Basket’s Value
Progressive Corp. (The)	184,259	$13,450,898	2.8%
Discover Financial Services	181,215	13,047,448	2.7%
Apple, Inc.	74,395	12,870,408	2.6%
Facebook, Inc.	78,838	12,692,844	2.6%
Exxon Mobil Corp.	155,603	12,292,645	2.5%
T Rowe Price Group, Inc.	121,897	12,189,749	2.5%
TJX Cos, Inc. (The)	238,197	12,148,058	2.5%
Ross Stores, Inc.	127,799	12,140,928	2.5%
Visa, Inc.	81,977	12,132,626	2.5%
3M Co.	58,569	12,123,781	2.5%
PepsiCo, Inc.	101,018	11,718,139	2.4%
Pfizer, Inc.	260,111	11,184,755	2.3%
UnitedHealth Group, Inc.	46,100	11,156,114	2.3%
Comcast Corp.	270,214	10,538,351	2.2%
Walt Disney Co. (The)	87,376	9,873,439	2.0%
Linde PLC	54,749	9,471,539	1.9%
Accenture PLC	55,941	9,006,452	1.9%
Texas Instruments, Inc.	84,426	8,949,140	1.8%
American Tower Corp.	47,930	8,435,712	1.7%
Las Vegas Sands Corp.	137,999	8,417,923	1.7%
Biogen, Inc.	25,440	8,344,320	1.7%
MarketAxess Holdings, Inc.	33,151	8,088,753	1.7%
Netflix, Inc.	22,567	8,078,911	1.7%
Costco Wholesale Corp.	34,411	7,536,030	1.6%
Automatic Data Processing, Inc.	46,848	7,167,807	1.5%
Ulta Beauty, Inc.	22,107	6,897,305	1.4%
SEI Investments Co.	130,120	6,896,338	1.4%
Illumina, Inc.	21,764	6,812,090	1.4%
Zoetis, Inc.	71,769	6,746,302	1.4%
Erie Indemnity Co.	33,585	5,978,104	1.2%
Edwards Lifesciences Corp.	34,995	5,914,207	1.2%
Regeneron Pharmaceuticals, Inc.	13,294	5,729,741	1.2%
Credit Acceptance Corp.	12,835	5,647,422	1.2%
Eaton Vance Corp.	132,963	5,584,448	1.1%
Applied Materials, Inc.	142,170	5,402,465	1.1%
Align Technology, Inc.	20,203	5,232,561	1.1%
Lam Research Corp.	29,134	5,127,623	1.1%
ON Semiconductor Corp.	230,075	4,831,580	1.0%
Paychex, Inc.	60,216	4,636,596	1.0%
Dominion Energy, Inc.	61,872	4,578,526	0.9%
Paycom Software, Inc.	24,252	4,413,938	0.9%
Cintas Corp.	21,036	4,354,390	0.9%
Fastenal Co.	68,338	4,305,268	0.9%
Laboratory Corp. of America Holdings	28,838	4,267,951	0.9%
NVR, Inc.	1,596	4,181,628	0.9%
Broadridge Financial Solutions	40,620	4,102,590	0.8%
CDW Corp./DE	42,638	4,007,961	0.8%
F5 Networks, Inc.	23,675	3,977,409	0.8%

56 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Security Description	Shares	Notional Value as of 2/28/19	Percent of Basket’s Value
Exelon Corp.	79,304	$3,885,910	0.8%
Fair Isaac Corp.	15,447	3,830,853	0.8%
Other	1,576,495	95,625,583	19.7%

(2)	The following table represents the 50 largest equity basket holdings underlying the total return swap with GSABLJHB as of February 28, 2019.

Security Description	Shares	Notional Value as of 2/28/19		Percent of Basket’s Value
Sumitomo Dainippon Pharma Co., Ltd.	1,617	JPY	4,442,480	1.9%
FamilyMart UNY Holdings Co., Ltd.	1,288		4,089,104	1.7%
Eisai Co., Ltd.	412		3,787,555	1.6%
Kikkoman Corp.	623		3,451,545	1.5%
Suzuken Co., Ltd./Aichi Japan	544		3,320,968	1.4%
Alfresa Holdings Corp.	993		3,203,606	1.4%
Fast Retailing Co., Ltd.	60		3,148,803	1.3%
Medipal Holdings Corp.	1,191		3,091,950	1.3%
Showa Shell Sekiyu KK	1,805		3,014,573	1.3%
TIS, Inc.	573		2,969,125	1.3%
Shiseido Co., Ltd.	402		2,952,427	1.3%
Tokyo Gas Co., Ltd.	957		2,934,591	1.3%
Sumitomo Realty & Development	663		2,761,033	1.2%
Dai Nippon Printing Co., Ltd.	1,058		2,728,469	1.2%
Sony Financial Holdings, Inc.	1,288		2,712,046	1.2%
Konica Minolta, Inc.	2,483		2,681,190	1.2%
Taiyo Nippon Sanso Corp.	1,699		2,671,854	1.1%
Mitsui Fudosan Co., Ltd.	1,006		2,654,905	1.1%
Mitsubishi Estate Co., Ltd.	1,359		2,599,488	1.1%
Yokogawa Electric Corp.	1,204		2,580,474	1.1%
Sompo Holdings, Inc.	616		2,561,255	1.1%
Nichirei Corp.	912		2,527,404	1.1%
SoftBank Group Corp.	245		2,520,721	1.1%
Iida Group Holdings Co., Ltd.	1,226		2,493,576	1.1%
Marui Group Co., Ltd.	1,272		2,492,142	1.1%
Kyowa Hakko Kirin Co., Ltd.	1,144		2,431,338	1.0%
Electric Power Development Co.	871		2,425,278	1.0%
Casio Computer Co., Ltd.	1,596		2,412,128	1.0%
Hitachi Capital Corp.	912		2,406,202	1.0%
SBI Holdings, Inc./Japan	1,026		2,405,217	1.0%
Nippon Electric Glass Co., Ltd.	793		2,386,697	1.0%
Toyoda Gosei Co., Ltd.	942		2,374,783	1.0%
Nippon Express Co., Ltd.	361		2,374,055	1.0%
Sumitomo Heavy Industries Ltd.	616		2,348,722	1.0%
Toyota Tsusho Corp.	660		2,332,124	1.0%
TDK Corp.	265		2,305,284	1.0%
Yokohama Rubber Co., Ltd. (The)	1,011		2,296,894	1.0%
Kirin Holdings Co., Ltd.	921		2,292,024	1.0%
Sanwa Holdings Corp.	1,773		2,289,114	1.0%
Oji Holdings Corp.	3,458		2,288,931	1.0%
Isuzu Motors Ltd.	1,434		2,288,641	1.0%
Trend Micro, Inc./Japan	416		2,281,555	1.0%
Idemitsu Kosan Co., Ltd.	576		2,275,070	1.0%

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 57

PORTFOLIO OF INVESTMENTS (continued)

Security Description	Shares	Notional Value as of 2/28/19	Percent of Basket’s Value
NGK Spark Plug Co., Ltd.	956	JPY 2,261,610	1.0%
Fukuoka Financial Group, Inc.	938	2,258,295	1.0%
Keikyu Corp.	1,223	2,256,809	1.0%
Fuji Electric Co., Ltd.	642	2,246,829	1.0%
Kose Corp.	124	2,228,374	1.0%
DIC Corp.	626	2,216,892	1.0%
Kyocera Corp.	359	2,204,145	0.9%
Other	64,421	100,071,729	43.1%

(3)	The following table represents the 50 largest equity basket holdings underlying the total return swap with GSABSJHB as of February 28, 2019.

Security Description	Shares	Notional Value as of 2/28/19		Percent of Basket’s Value
Keihan Holdings Co., Ltd.	(811)	JPY	(3,738,292)	(1.5%)
Asahi Intecc Co., Ltd.	(692)		(3,701,942)	(1.5%)
Bandai Namco Holdings, Inc.	(745)		(3,532,322)	(1.4%)
Nissan Chemical Corp.	(620)		(3,483,482)	(1.4%)
Kyushu Railway Co.	(820)		(3,125,090)	(1.3%)
Oriental Land Co., Ltd./Japan	(255)		(3,121,482)	(1.3%)
Astellas Pharma, Inc.	(1,759)		(3,021,601)	(1.2%)
Ezaki Glico Co., Ltd.	(525)		(2,962,327)	(1.2%)
Azbil Corp.	(1,148)		(2,822,603)	(1.1%)
West Japan Railway Co.	(336)		(2,817,436)	(1.1%)
McDonald’s Holdings Co. Japan Ltd.	(562)		(2,803,023)	(1.1%)
Marubeni Corp.	(3,396)		(2,699,592)	(1.1%)
KDDI Corp.	(1,000)		(2,687,951)	(1.1%)
SCSK Corp.	(535)		(2,604,259)	(1.1%)
Park24 Co., Ltd.	(969)		(2,592,330)	(1.1%)
MEIJI Holdings Co., Ltd.	(290)		(2,560,330)	(1.0%)
NTT DOCOMO, Inc.	(986)		(2,555,678)	(1.0%)
Japan Post Insurance Co., Ltd.	(996)		(2,508,308)	(1.0%)
Nippon Telegraph & Telephone Corp.	(518)		(2,487,509)	(1.0%)
Fuji Media Holdings, Inc.	(1,502)		(2,448,836)	(1.0%)
Japan Airlines Co., Ltd.	(595)		(2,420,055)	(1.0%)
Daito Trust Construction Co., Ltd.	(156)		(2,403,280)	(1.0%)
Tobu Railway Co., Ltd.	(768)		(2,388,788)	(1.0%)
ANA Holdings, Inc.	(576)		(2,380,934)	(1.0%)
Otsuka Holdings Co., Ltd.	(506)		(2,349,712)	(1.0%)
Zenkoku Hosho Co., Ltd.	(568)		(2,327,535)	(0.9%)
Rakuten, Inc.	(2,647)		(2,318,620)	(0.9%)
Nissan Motor Co., Ltd.	(2,398)		(2,306,932)	(0.9%)
Japan Post Bank Co., Ltd.	(1,846)		(2,294,842)	(0.9%)
Makita Corp.	(558)		(2,200,957)	(0.9%)
Hoshizaki Corp.	(288)		(2,172,337)	(0.9%)
Nihon M&A Center, Inc.	(772)		(2,170,710)	(0.9%)
Japan Tobacco, Inc.	(766)		(2,170,173)	(0.9%)
Canon, Inc.	(673)		(2,155,313)	(0.9%)
Yamaguchi Financial Group, Inc.	(2,075)		(2,153,514)	(0.9%)
Teijin Ltd.	(1,127)		(2,104,208)	(0.9%)
Nitori Holdings Co., Ltd.	(149)		(2,063,407)	(0.8%)
Rinnai Corp.	(273)		(2,048,343)	(0.8%)

58 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Security Description	Shares	Notional Value as of 2/28/19	Percent of Basket’s Value
Takeda Pharmaceutical Co., Ltd.	(446)	JPY (1,992,752)	(0.8%)
Aozora Bank Ltd.	(617)	(1,981,826)	(0.8%)
Shimamura Co., Ltd.	(209)	(1,971,154)	(0.8%)
Toray Industries, Inc.	(2,539)	(1,970,525)	(0.8%)
Ono Pharmaceutical Co., Ltd.	(858)	(1,962,021)	(0.8%)
Kansai Paint Co., Ltd.	(957)	(1,958,596)	(0.8%)
Ryohin Keikaku Co., Ltd.	(70)	(1,854,421)	(0.8%)
Sumitomo Metal Mining Co., Ltd.	(568)	(1,852,646)	(0.8%)
Seria Co., Ltd.	(491)	(1,849,755)	(0.8%)
Sundrug Co., Ltd.	(530)	(1,808,349)	(0.7%)
Hikari Tsushin, Inc.	(90)	(1,792,981)	(0.7%)
Aeon Co., Ltd.	(758)	(1,777,930)	(0.7%)
Other	(46,548)	(125,034,304)	(50.7%)

See notes to financial statements.

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 59

STATEMENT OF ASSETS & LIABILITIES

February 28, 2019 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $120,046,106)	$126,455,393	(a)
Affiliated issuers (cost $59,846,013—including investment of cash collateral for securities loaned of $2,905,070)	58,023,884
Cash collateral due from broker	2,717,601
Foreign currencies, at value (cost $638,013)	641,013
Receivable for investment securities sold and foreign currency transactions	1,385,065
Unrealized appreciation on forward currency exchange contracts	629,923
Unaffiliated interest and dividends receivable	420,616
Unrealized appreciation on variance swaps	153,667
Affiliated dividends receivable	115,315
Unrealized appreciation on inflation swaps	91,973
Unrealized appreciation on total return swaps	60,074
Receivable for shares of beneficial interest sold	5,545
Other assets	73,413

Total assets	190,773,482

Liabilities
Due to custodian	13,667
Options written, at value (premiums received $22,825)	1,160
Payable for investment securities purchased and foreign currency transactions	3,699,727
Payable for collateral received on securities loaned	2,905,070
Unrealized depreciation on forward currency exchange contracts	470,985
Unrealized depreciation on total return swaps	401,353
Unrealized depreciation on variance swaps	250,766
Payable for shares of beneficial interest redeemed	219,413
Unrealized depreciation on inflation swaps	155,469
Payable for variation margin on futures	84,647
Payable for variation margin on centrally cleared swaps	82,560
Advisory fee payable	55,604
Distribution fee payable	45,787
Market value on credit default swaps (net premiums received $46,860)	44,544
Transfer Agent fee payable	16,544
Payable for terminated total return swaps	12,120
Trustees’ fees payable	6,294
Accrued expenses and other liabilities	120,802

Total liabilities	8,586,512

Net Assets	$182,186,970

Composition of Net Assets
Shares of beneficial interest, at par	$152
Additional paid-in capital	179,575,311
Distributable earnings	2,611,507

	$182,186,970

(a)	Includes securities on loan with a value of $2,822,498 (see Note E).

See notes to financial statements.

60 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$145,806,922	12,143,731	$12.01	*

B	$839,683	68,435	$12.27

C	$18,575,519	1,549,361	$11.99

Advisor	$6,454,168	535,461	$12.05

R	$4,193,225	348,618	$12.03

K	$6,307,562	526,215	$11.99

I	$9,891	812	$12.18

*	The maximum offering price per share for Class A shares was $12.54 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 61

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2019 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $14,872)	$663,053
Affiliated issuers	1,192,533
Interest (net of foreign taxes withheld of $301)	558,512
Securities lending income	15,235
Other income	110	$2,429,443

Expenses
Advisory fee (see Note B)	511,695
Distribution fee—Class A	185,726
Distribution fee—Class B	4,651
Distribution fee—Class C	96,449
Distribution fee—Class R	9,654
Distribution fee—Class K	7,934
Transfer agency—Class A	79,921
Transfer agency—Class B	612
Transfer agency—Class C	10,748
Transfer agency—Advisor Class	3,787
Transfer agency—Class R	4,854
Transfer agency—Class K	6,348
Transfer agency—Class I	6
Custodian	106,638
Registration fees	43,131
Audit and tax	41,381
Printing	25,113
Legal	22,449
Trustees’ fees	12,439
Miscellaneous	16,960

Total expenses before bank overdraft expense	1,190,496
Bank overdraft expense	5,148

Total expenses	1,195,644
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(180,569)

Net expenses		1,015,075

Net investment income		1,414,368

See notes to financial statements.

62 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

STATEMENT OF OPERATIONS (continued)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios	$(2,306,897)
Investment transactions(a)	1,391,880
Forward currency exchange contracts	350,575
Futures	121,338
Options written	(404,526)
Swaps	427,078
Foreign currency transactions	221,955
Net change in unrealized appreciation/depreciation of:
Affiliated Underlying Portfolios	(127,177)
Investments	(1,896,882)
Forward currency exchange contracts	(217,156)
Futures	668,256
Options written	(22,108)
Swaps	(672,616)
Foreign currency denominated assets and liabilities	3,092

Net loss on investment and foreign currency transactions	(2,463,188)

Net Decrease in Net Assets from Operations	$(1,048,820)

(a)	Net of foreign capital gains taxes of $588.

See notes to financial statements.

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 63

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2019 (unaudited)		Year Ended August 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,414,368		$2,782,199
Net realized loss on investment transactions	(198,597)		(1,265,904)
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(2,264,591)		3,117,869

Net increase (decrease) in net assets from operations	(1,048,820)		4,634,164
Distributions to Shareholders*
Class A	(1,166,247)		(9,850,368)
Class B	– 0	–	(56,946)
Class C	– 0	–	(1,498,377)
Advisor Class	(74,104)		(525,912)
Class R	(15,968)		(213,832)
Class K	(44,323)		(384,932)
Class I	(105)		(1,841)
Return of capital
Class A	– 0	–	(2,552,102)
Class B	– 0	–	(13,216)
Class C	– 0	–	(350,112)
Advisor Class	– 0	–	(137,962)
Class R	– 0	–	(53,905)
Class K	– 0	–	(99,145)
Class I	– 0	–	(452)
Transactions in Shares of Beneficial Interest
Net decrease	(18,476,090)		(24,160,136)

Total decrease	(20,825,657)		(35,265,074)
Net Assets
Beginning of period	203,012,627		238,277,701

End of period	$182,186,970		$203,012,627

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note J, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

February 28, 2019 (unaudited)

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Company”) was organized as a Massachusetts Business Trust on March 26, 1987 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Company operates as a series company currently comprised of six series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Conservative Wealth Strategy (the “Fund”). The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class T shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to 0% depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB mutual fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP

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NOTES TO FINANCIAL STATEMENTS (continued)

and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or

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NOTES TO FINANCIAL STATEMENTS (continued)

spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

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•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

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NOTES TO FINANCIAL STATEMENTS (continued)

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2019:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$13,182,705		$1,724,497		$	– 0	–	$14,907,202
Financials	7,292,099		4,460,339			– 0	–	11,752,438
Health Care	8,672,700		1,435,553			– 0	–	10,108,253
Consumer Discretionary	7,398,333		1,071,855			– 0	–	8,470,188
Industrials	4,673,681		2,509,841			– 0	–	7,183,522
Communication Services	4,697,306		2,250,490			– 0	–	6,947,796
Consumer Staples	1,826,341		1,709,374			– 0	–	3,535,715
Energy	1,277,670		1,080,512			– 0	–	2,358,182
Materials	1,203,271		818,467			– 0	–	2,021,738
Utilities	651,598		896,274			– 0	–	1,547,872
Real Estate	731,577		783,869			– 0	–	1,515,446
Investment Companies	45,188,991		– 0	–		– 0	–	45,188,991
Governments – Treasuries	– 0	–	16,402,396			– 0	–	16,402,396
Corporates – Investment Grade	– 0	–	11,516,538			– 0	–	11,516,538
Inflation-Linked Securities	– 0	–	9,117,852			– 0	–	9,117,852

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities:	Level 1			Level 2		Level 3			Total
Mortgage Pass-Throughs	$	– 0	–	$6,497,284		$	– 0	–	$6,497,284
Covered Bonds		– 0	–	2,484,440			– 0	–	2,484,440
Commercial Mortgage-Backed Securities		– 0	–	1,471,166			160,009		1,631,175
Collateralized Mortgage Obligations		– 0	–	1,310,920			30,342		1,341,262
Collateralized Loan Obligations		– 0	–	– 0	–		1,238,038		1,238,038
Asset-Backed Securities		– 0	–	680,920			370,698		1,051,618
Governments – Sovereign Bonds		– 0	–	948,544			– 0	–	948,544
Supranationals		– 0	–	356,152			– 0	–	356,152
Local Governments – US Municipal Bonds		– 0	–	241,723			– 0	–	241,723
Quasi-Sovereigns		– 0	–	197,403			– 0	–	197,403
Local Governments – Provincial Bonds		– 0	–	152,698			– 0	–	152,698
Corporates – Non-Investment Grade		– 0	–	137,833			– 0	–	137,833
Options Purchased – Puts		– 0	–	11,336			– 0	–	11,336
Options Purchased – Calls		– 0	–	1,212			– 0	–	1,212
Short-Term Investments		12,709,360		– 0	–		– 0	–	12,709,360
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		2,905,070		– 0	–		– 0	–	2,905,070

Total Investments in Securities		112,410,702		70,269,488			1,799,087		184,479,277
Other Financial Instruments(a):
Assets:
Futures		789,873		121,503			– 0	–	911,376	(b)
Forward Currency Exchange Contracts		– 0	–	629,923			– 0	–	629,923
Centrally Cleared Credit Default Swaps		– 0	–	530,185			– 0	–	530,185	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	169,298			– 0	–	169,298	(b)
Inflation (CPI) Swaps		– 0	–	91,973			– 0	–	91,973
Total Return Swaps		– 0	–	60,074			– 0	–	60,074
Variance Swaps		– 0	–	153,667			– 0	–	153,667
Liabilities:
Futures		(1,226,817)		(240,945)			– 0	–	(1,467,762	)(b)
Forward Currency Exchange Contracts		– 0	–	(470,985)			– 0	–	(470,985)
Currency Options Written		– 0	–	(1,160)			– 0	–	(1,160)
Centrally Cleared Credit Default Swaps		– 0	–	(19,067)			– 0	–	(19,067	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(29,865)			– 0	–	(29,865	)(b)
Credit Default Swaps		– 0	–	(44,544)			– 0	–	(44,544)
Inflation (CPI) Swaps		– 0	–	(155,469)			– 0	–	(155,469)

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities:	Level 1			Level 2	Level 3			Total
Total Return Swaps	$	– 0	–	$(401,353)	$	– 0	–	$(401,353)
Variance Swaps		– 0	–	(250,766)		– 0	–	(250,766)

Total(c)		$111,973,758		$70,411,957		$1,799,087		$184,184,802

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)

Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations		Collateralized Loan Obligations
Balance as of 8/31/18	$9,382		$30,393		$749,998
Accrued discounts/(premiums)	– 0	–	60		– 0	–
Realized gain (loss)	65		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(337)		(111)		(11,882)
Purchases/Payups	160,281		– 0	–	249,922
Sales/Paydowns	(9,382)		– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–	250,000
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 2/28/19	$160,009		$30,342		$1,238,038

Net change in unrealized appreciation/depreciation from investments held as of 2/28/19(a)	$(272)		$(111)		$(11,882)

	Asset-Backed Securities		Total
Balance as of 8/31/18	$388,628		$1,178,401
Accrued discounts/(premiums)	10		70
Realized gain (loss)	24		89
Change in unrealized appreciation/depreciation	1,964		(10,366)
Purchases/Payups	– 0	–	410,203
Sales/Paydowns	(19,928)		(29,310)
Transfers in to Level 3	– 0	–	250,000	(b)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Asset-Backed Securities			Total
Transfers out of Level 3	$	– 0	–	$	– 0	–

Balance as of 2/28/19		$370,698			$1,799,087

Net change in unrealized appreciation/depreciation from investments held as of 2/28/19(a)		$1,964			$(10,301)

(a)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

(b)	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

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3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

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6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

During 2017, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, announced its intention to pursue the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (“AXA Equitable”), the holding company for a diversified financial services organization, through an initial public offering (“IPO”). AXA Equitable is the holding company for a diverse group of financial services companies, including AllianceBernstein L.P., the investment adviser to the Funds (“the Adviser”). In March 2018, AXA announced its intention to sell its entire interest in AXA Equitable over time, subject to market conditions and other factors (the “Plan”). During the second quarter of 2018, AXA Equitable completed the IPO, and, in the fourth quarter of 2018, and in the first quarter of 2019, AXA completed public offerings of additional shares of AXA Equitable’s common stock and simultaneously sold shares to AXA Equitable pursuant to a separate agreement with it. AXA also granted the underwriters of the offering an option to purchase additional shares of AXA Equitable, which was exercised. As a result of the foregoing sales of AXA Equitable shares, as of March 25, 2019, AXA owns approximately 48.3%

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of the shares of common stock of AXA Equitable. Contemporaneously with the IPO, AXA sold $862.5 million aggregate principal amount of its 7.25% mandatorily exchangeable notes (the “MxB Notes”) due May 15, 2021, and exchangeable into up to 43,125,000 shares of common stock (or approximately 7% of the outstanding shares of common stock of AXA Equitable). AXA retains ownership (including voting rights) of such shares of common stock until the MxB Notes are exchanged, which may be on a date that is earlier than the maturity date at AXA’s option upon the occurrence of certain events.

It is anticipated that one or more of the transactions contemplated by the Plan may ultimately result in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and therefore may be deemed an “assignment” causing a termination of each Fund’s current investment advisory agreement. In order to ensure that the existing investment advisory services could continue uninterrupted, at meetings held in late July through early August 2018, the Boards of Directors/Trustees (each a “Board” and collectively, the “Boards”) approved new investment advisory agreements with the Adviser, in connection with the Plan. The Boards also agreed to call and hold a joint meeting of shareholders on October 11, 2018, for shareholders of each Fund to (1) approve the new investment advisory agreement with the Adviser that would be effective after the first Change of Control Event and (2) approve any future advisory agreement approved by the Board and that has terms not materially different from the current agreement, in the event there are subsequent Change of Control Events arising from completion of the Plan that terminate the advisory agreement after the first Change of Control Event. Approval of a future advisory agreement means that shareholders may not have another opportunity to vote on a new agreement with the Adviser even upon a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of AXA Equitable.

At the December 11, 2018 adjourned shareholder meeting, shareholders approved the new and future investment advisory agreements.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of ..20% of the portfolio’s average daily net assets and bears its own expenses. Effective August 1, 2018, the Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2019. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata

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NOTES TO FINANCIAL STATEMENTS (continued)

share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended February 28, 2019, such waiver amounted to $3,931.

In connection with the Fund’s investments in AB All Market Alternative Return Portfolio (“AMAR”), the Adviser has contractually agreed to waive its fees and/or reimburse expenses payable by the Fund in an amount equal to the benefit to the Adviser of reduced waivers and/or reimbursements under the expense limitation undertaking in place for the AMAR as a result of the investment of Fund assets in AMAR. In connection with the Fund’s investments in other AB mutual funds, the Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fees of AB mutual funds, as paid by the Fund as an acquired fund fee and expense. These fee waivers and/or expense reimbursements will remain in effect until December 31, 2019. For the six months ended February 28, 2019, such waivers and/or reimbursements amounted to $176,551.

A summary of the Fund’s transactions in AB mutual funds for the six months ended February 28, 2019 is as follows:

													Distributions
Fund	Market Value 8/31/18 (000)	Purchases at Cost (000)		Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 2/28/19 (000)		Dividend Income (000)		Realized Gains (000)
Government Money Market Portfolio	$1,824	$48,260		$37,374	$	– 0	–	$	– 0	–	$12,710		$89		$	– 0	–
AB Cap Fund, Inc. – AB All Market Alternative Return Portfolio	16,364	– 0	–	15,797		(2,087)			1,520		– 0	–	– 0	–		– 0	–
AB Bond Fund, Inc. – AB All Market Real Return Portfolio	20,431	6,133		1,282		(2)			(1,406)		23,874		456			– 0	–
AB High Income Fund, Inc.	20,301	646		1,954		(218)			(241)		18,535		643			– 0	–

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											Distributions
Fund	Market Value 8/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 2/28/19 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio*	$385	$10,825	$8,305	$	– 0	–	$	– 0	–	$2,905	$5	$	– 0	–

Total					$(2,307)			$(127)		$58,024	$1,193	$	– 0	–

*	Investments of cash collateral for securities lending transactions (see Note E).

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $32,354 for the six months ended February 28, 2019.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,262 from the sale of Class A shares and received $91, $80 and $231 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended February 28, 2019.

Brokerage commissions paid on investment transactions for the six months ended February 28, 2019 amounted to $36,516, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Plans

The Fund has adopted a Plan for each class of shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a “Plan” and collectively the “Plans”). Under the Plans, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. Effective August 1, 2014, payments under the Plan in respect of Class A shares are limited to an annual rate of

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.25% of the Fund’s Class A share’s average daily net assets. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Fund is not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of the Fund’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Securities and Exchange Commission as being of the “compensation” plan.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Plans also provide that the Adviser may use its own resources to finance the distribution of the Fund’s shares. The fees are accrued daily and paid monthly.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended February 28, 2019 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$66,942,139	$91,325,134
U.S. government securities	24,624,415	28,024,631

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$10,880,655
Gross unrealized depreciation	(6,862,073)

Net unrealized appreciation	$4,018,582

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

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The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended February 28, 2019, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange

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rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended February 28, 2019, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current

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NOTES TO FINANCIAL STATEMENTS (continued)

market value of the option written. The Fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price, as included on the Portfolio of Investments. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

During the six months ended February 28, 2019, the Fund held purchased options for hedging and non-hedging purposes. During the six months ended February 28, 2019, the Fund held written options for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

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Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for OTC swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The

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credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended February 28, 2019, the Fund held interest rate swaps for hedging and non-hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended February 28, 2019, the Fund held inflation (CPI) swaps for hedging and non-hedging purposes.

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Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty. As of February 28, 2019, the Fund did not have Buy Contracts outstanding with respect to the same referenced obligations and same counterparty for its Sale Contracts outstanding.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of

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a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended February 28, 2019, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended February 28, 2019, the Fund held total return swaps for hedging and non-hedging purposes.

Variance Swaps:

The Fund may enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

During the six months ended February 28, 2019, the Fund held variance swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically

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may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended February 28, 2019, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on futures	$142,846	*	Receivable/Payable for variation margin on futures	$181,168	*

Equity contracts	Receivable/Payable for variation margin on futures	768,530	*	Receivable/Payable for variation margin on futures	1,286,594	*

Credit contracts	Receivable/Payable for variation margin on centrally cleared swaps	173,969	*	Receivable/Payable for variation margin on centrally cleared swaps	6,637	*

Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	169,298	*	Receivable/Payable for variation margin on centrally cleared swaps	29,865	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	629,923		Unrealized depreciation on forward currency exchange contracts	470,985

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NOTES TO FINANCIAL STATEMENTS (continued)

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Foreign exchange contracts	Investments in securities, at value	$12,548

Foreign exchange contracts			Options written, at value	$1,160

Interest rate contracts	Unrealized appreciation on inflation swaps	91,973	Unrealized depreciation on inflation swaps	155,469

Credit contracts			Market value on credit default swaps	44,544

Equity contracts	Unrealized appreciation on total return swaps	60,074	Unrealized depreciation on total return swaps	401,353

Equity contracts	Unrealized appreciation on variance swaps	153,667	Unrealized depreciation on variance swaps	250,766

Total		$2,202,828		$2,828,541

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$473,123	$32,306

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	(351,785)	635,950

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	$350,575	$(217,156)

Foreign exchange contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	(93,473)	(17,571)

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	(43,738)	– 0	–

Foreign exchange contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation/depreciation of options written	81,021	12,552

Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation/depreciation of options written	(485,547)	(34,660)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	42,347	(537,126)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(32,299)	156,021

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	417,030	(291,511)

Total	$357,254	$(261,195)

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended February 28, 2019:

Futures:
Average original value of buy contracts	$67,936,163
Average original value of sale contracts	$35,668,695
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$35,017,328
Average principal amount of sale contracts	$66,715,757
Purchased Options:
Average notional amount	$5,406,638
Options Written:
Average notional amount	$3,221,562
Inflation Swaps:
Average notional amount	$36,472,857
Centrally Cleared Interest Rate Swaps:
Average notional amount	$12,840,644
Credit Default Swaps:
Average notional amount of sale contracts	$1,741,429
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$6,227,200
Average notional amount of sale contracts	$25,626,895
Total Return Swaps:
Average notional amount	$18,914,495
Variance Swaps:
Average notional amount	$1,036,499	(a)

(a)	Positions were open for two months during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of February 28, 2019. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivatives Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivatives Assets
Australia and New Zealand Banking Group Ltd.	$4,136	$	– 0	–	$	– 0	–	$	– 0	–	$4,136
Barclays Bank PLC	173,294		(73,754)			– 0	–		– 0	–	99,540
BNP Paribas SA	35,593		(708)			– 0	–		– 0	–	34,885
Citibank, NA	162,230		(113,562)			– 0	–		– 0	–	48,668

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Counterparty	Derivatives Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivatives Assets
Credit Suisse International	$53,814	$(53,814)	$	– 0	–	$	– 0	–	$	– 0	–
Deutsche Bank AG	1,636	(1,636)	– 0	–	– 0	–	– 0	–
Goldman Sachs Bank USA/Goldman Sachs International	98,898	(89,099)	– 0	–	– 0	–	9,799
HSBC Bank USA	32,822	(32,822)	– 0	–	– 0	–	– 0	–
JPMorgan Chase Bank, NA	44,349	(44,349)	– 0	–	– 0	–	– 0	–
Morgan Stanley & Co. International PLC/Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	28,436	(28,436)	– 0	–	– 0	–	– 0	–
Natwest Markets PLC	6,301	(6,301)	– 0	–	– 0	–	– 0	–
Standard Chartered Bank	14,508	(14,508)	– 0	–	– 0	–	– 0	–
State Street Bank & Trust Co.	268,545	(83,515)	– 0	–	– 0	–	185,030
UBS AG	23,623	(23,623)	– 0	–	– 0	–	– 0	–

Total	$948,185	$(566,127)	$	– 0	–	$	– 0	–	$382,058	^

Counterparty	Derivatives Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivatives Liabilities
Bank of America, NA	$304,830	$	– 0	–	$	– 0	–	$(259,323)	$45,507
Barclays Bank PLC	73,754	(73,754)	– 0	–	– 0	–	– 0	–
BNP Paribas SA	708	(708)	– 0	–	– 0	–	– 0	–
Citibank, NA	113,562	(113,562)	– 0	–	– 0	–	– 0	–
Credit Suisse International	60,935	(53,814)	– 0	–	– 0	–	7,121
Deutsche Bank AG	14,910	(1,636)	– 0	–	– 0	–	13,274
Goldman Sachs & Co./Goldman Sachs Bank USA/Goldman Sachs International	89,099	(89,099)	– 0	–	– 0	–	– 0	–
HSBC Bank USA	35,237	(32,822)	– 0	–	– 0	–	2,415
JPMorgan Chase Bank, NA	134,905	(44,349)	– 0	–	– 0	–	90,556

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NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivatives Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivatives Liabilities
Morgan Stanley & Co. International PLC/Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	$233,832	$(28,436)	$	– 0	–	$	– 0	–	$205,396
Natwest Markets PLC	11,434	(6,301)		– 0	–		– 0	–	5,133
Standard Chartered Bank	34,657	(14,508)		– 0	–		– 0	–	20,149
State Street Bank & Trust Co.	83,515	(83,515)		– 0	–		– 0	–	– 0	–
UBS AG	132,899	(23,623)		– 0	–		– 0	–	109,276

Total	$1,324,277	$(566,127)	$	– 0	–		$(259,323)		$498,827	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the

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income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At February 28, 2019, the Fund had securities on loan with a value of $2,822,498 and had received cash collateral which has been invested into Government Money Market Portfolio of $2,905,070. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Fund earned securities lending income of $15,235 and $5,430 from the borrowers and Government Money Market Portfolio, respectively, for the six months ended February 28, 2019; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended February 28, 2019, such waiver amounted to $87. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares			Amount
	Six Months Ended February 28, 2019 (unaudited)		Year Ended August 31, 2018	Six Months Ended February 28, 2019 (unaudited)		Year Ended August 31, 2018

Class A
Shares sold	244,674		698,626	$2,866,335		$8,786,849

Shares issued in reinvestment of dividends	92,047		924,025	1,051,174		11,208,429

Shares converted from Class B	7,953		22,576	94,580		277,100

Shares converted from Class C	191,108		856,851	2,284,281		10,418,142

Shares redeemed	(1,618,116)		(2,935,476)	(19,090,992)		(36,171,038)

Net decrease	(1,082,334)		(433,398)	$(12,794,622)		$(5,480,518)

Class B
Shares sold	724		5,741	$8,700		$72,401

Shares issued in reinvestment of dividends	– 0	–	5,154	– 0	–	63,965

Shares converted to Class A	(7,795)		(22,220)	(94,580)		(277,100)

Shares redeemed	(9,075)		(20,082)	(109,888)		(252,278)

Net decrease	(16,146)		(31,407)	$(195,768)		$(393,012)

Class C
Shares sold	51,107		96,338	$602,833		$1,181,595

Shares issued in reinvestment of dividends	– 0	–	134,905	– 0	–	1,635,037

Shares converted to Class A	(192,090)		(861,155)	(2,284,281)		(10,418,142)

Shares redeemed	(136,194)		(854,508)	(1,598,190)		(10,605,679)

Net decrease	(277,177)		(1,484,420)	$(3,279,638)		$(18,207,189)

Advisor Class
Shares sold	71,129		222,564	$846,201		$2,755,457

Shares issued in reinvestment of dividends	5,464		48,553	62,624		590,896

Shares redeemed	(260,145)		(273,175)	(3,100,460)		(3,396,486)

Net decrease	(183,552)		(2,058)	$(2,191,635)		$(50,133)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Six Months Ended February 28, 2019 (unaudited)		Year Ended August 31, 2018	Six Months Ended February 28, 2019 (unaudited)		Year Ended August 31, 2018

Class R
Shares sold	175,103		69,338	$2,059,308		$849,934

Shares issued in reinvestment of dividends	1,395		22,000	15,968		267,737

Shares redeemed	(148,988)		(89,933)	(1,750,075)		(1,098,935)

Net increase	27,510		1,405	$325,201		$18,736

Class K
Shares sold	9,494		117,076	$111,638		$1,413,580

Shares issued in reinvestment of dividends	3,888		39,973	44,322		484,073

Shares redeemed	(43,275)		(157,286)	(495,593)		(1,921,336)

Net decrease	(29,893)		(237)	$(339,633)		$(23,683)

Class I
Shares sold	1		967	$5		$12,013

Shares issued in reinvestment of dividends	0	(a)	186	0	(b)	2,294

Shares redeemed	– 0	–	(3,134)	– 0	–	(38,644)

Net increase (decrease)	1		(1,981)	$5		$(24,337)

(a)	Share amount is less than one full share.

(b)	Amount is less than $.50.

NOTE G

Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Allocation Risk—The allocation of investments among different investment styles, such as equity or debt, growth or value, U.S. or non-U.S. securities,

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NOTES TO FINANCIAL STATEMENTS (continued)

or diversification strategies, may have a more significant effect on the Fund’s net asset value, or NAV, when one of these investments is performing more poorly than another.

High Yield Debt Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Alternative Investments Risk—Many alternative investments can be volatile and may be illiquid. Their performance may have little correlation with the performance of equity or fixed-income markets, and they may not perform in accordance with expectations.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in

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NOTES TO FINANCIAL STATEMENTS (continued)

higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, are subject to market and selection risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies (to the extent these expenses are not waived or reimbursed by the Adviser).

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended February 28, 2019.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2019 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2018 and August 31, 2017 were as follows:

	2018	2017
Distributions paid from:
Ordinary income	$9,480,247	$5,985,414
Net long-term capital gains	3,051,961	– 0	–

Total taxable distributions paid	12,532,208	5,985,414
Return of capital	3,206,894	– 0	–

Total distributions	$15,739,102	$5,985,414

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NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(1,842,107	)(a)
Unrealized appreciation/(depreciation)	6,803,181	(b)

Total accumulated earnings/(deficit)	$4,961,074

(a)	As of August 31, 2018, the Fund had a net capital loss carryforward of $1,822,474 and a cumulative deferred loss on straddles of $19,633.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps, passive foreign investment companies (PFICs) and treasury inflation-protected securities, and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of August 31, 2018, the Fund had a net short-term capital loss carryforward of $377,905 and a net long-term capital loss carryforward of $1,444,569, which may be carried forward for an indefinite period.

NOTE J

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement which removes, modifies and adds disclosures to Topic 820. The amendments in this ASU 2018-13 apply to all entities that are required, under existing U.S. GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in this ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

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NOTES TO FINANCIAL STATEMENTS (continued)

In October 2018, the U.S. Securities and Exchange Commission adopted amendments to certain disclosure requirements included in Regulation S-X that had become “redundant, duplicative, overlapping, outdated or superseded, in light of the other Commission disclosure requirements, GAAP or changes in the information environment.” The compliance date for the amendments to Regulation S-X was November 5, 2018 (for reporting period end dates of September 30, 2018 or after). Management has adopted the amendments which simplified certain disclosure requirements on the financial statements.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended February 28, 2019 (unaudited)		Year Ended August 31,
			2018	2017		2016		2015		2014

Net asset value, beginning of period	$ 12.14		$ 12.79	$ 12.38		$ 12.18		$ 12.43		$ 11.59

Income From Investment Operations

Net investment income(a)(b)	.09		.17	.38		.27		.28		.23

Net realized and unrealized gain (loss) on investment transactions	(.13)		.10	.34		.19		(.48)		.82

Net increase (decrease) in net asset value from operations	(.04)		.27	.72		.46		(.20)		1.05

Less: Dividends and Distributions

Dividends from net investment income	(.09)		(.56)	(.31)		(.26)		(.05)		(.21)

Distributions from net realized gain on investment transactions	– 0	–	(.17)	– 0	–	– 0	–	– 0	–	– 0	–

Return of capital	– 0	–	(.19)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.09)		(.92)	(.31)		(.26)		(.05)		(.21)

Net asset value, end of period	$ 12.01		$ 12.14	$ 12.79		$ 12.38		$ 12.18		$ 12.43

Total Return

Total investment return based on net asset value(c)*	(.27)%		2.14%	5.93%		3.86%		(1.59)%		9.20%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$145,807		$160,517	$174,667		$180,380		$189,751		$209,189

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(e)‡	1.01	%^	1.04%	1.01%		.94%		.92%		1.02%

Expenses, before waivers/reimbursements(d)(e)‡	1.20	%^	1.25%	1.09%		1.00%		.98%		1.03%

Net investment income(b)	1.60	%^	1.36%	3.08%		2.20%		2.28%		1.88%

Portfolio turnover rate	51%		90%	86%		5%		6%		11%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.22	%^	.25%	.22%		.24%		.21%		.04%

See footnote summary on page 106.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class B
	Six Months Ended February 28, 2019 (unaudited)		Year Ended August 31,
			2018	2017		2016		2015		2014

Net asset value, beginning of period	$ 12.35		$ 12.85	$ 12.23		$ 12.00		$ 12.29		$ 11.50

Income From Investment Operations

Net investment income(a)(b)	.05		.08	.29		.21		.22		.15

Net realized and unrealized gain (loss) on investment transactions	(.13)		.09	.33		.16		(.51)		.81

Net increase (decrease) in net asset value from operations	(.08)		.17	.62		.37		(.29)		.96

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.37)	– 0	–	(.14)		– 0	–	(.17)

Distributions from net realized gain on investment transactions	– 0	–	(.17)	– 0	–	– 0	–	– 0	–	– 0	–

Return of capital	– 0	–	(.13)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	– 0	–	(.67)	– 0	–	(.14)		– 0	–	(.17)

Net asset value, end of period	$ 12.27		$ 12.35	$ 12.85		$ 12.23		$ 12.00		$ 12.29

Total Return

Total investment return based on net asset value(c)*	(.65)%		1.32%	5.07%		3.11%		(2.36)%		8.46%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$840		$1,045	$1,490		$5,150		$18,706		$37,181

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(e)‡	1.78	%^	1.80%	1.76%		1.69%		1.68%		1.73%

Expenses, before waivers/reimbursements(d)(e)‡	1.97	%^	2.01%	1.84%		1.75%		1.74%		1.74%

Net investment income(b)	.83	%^	.60%	2.37%		1.77%		1.80%		1.28%

Portfolio turnover rate	51%		90%	86%		5%		6%		11%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.22	%^	.25%	.22%		.24%		.21%		.04%

See footnote summary on page 106.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended February 28, 2019 (unaudited)		Year Ended August 31,
			2018	2017		2016		2015		2014

Net asset value, beginning of period	$ 12.07		$ 12.58	$ 12.17		$ 12.00		$ 12.29		$ 11.50

Income From Investment Operations

Net investment income(a)(b)	.05		.08	.29		.17		.19		.14

Net realized and unrealized gain (loss) on investment transactions	(.13)		.09	.32		.19		(.48)		.82

Net increase (decrease) in net asset value from operations	(.08)		.17	.61		.36		(.29)		.96

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.38)	(.20)		(.19)		– 0	–	(.17)

Distributions from net realized gain on investment transactions	– 0	–	(.17)	– 0	–	– 0	–	– 0	–	– 0	–

Return of capital	– 0	–	(.13)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	– 0	–	(.68)	(.20)		(.19)		– 0	–	(.17)

Net asset value, end of period	$ 11.99		$ 12.07	$ 12.58		$ 12.17		$ 12.00		$ 12.29

Total Return

Total investment return based on net asset value(c)*	(.66)%		1.37%	5.12%		3.09%		(2.36)%		8.47%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$18,576		$22,039	$41,637		$73,686		$83,574		$95,109

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(e)‡	1.76	%^	1.77%	1.75%		1.69%		1.68%		1.73%

Expenses, before waivers/reimbursements(d)(e)‡	1.95	%^	1.98%	1.82%		1.75%		1.74%		1.73%

Net investment income(b)	.84	%^	.64%	2.41%		1.45%		1.54%		1.20%

Portfolio turnover rate	51%		90%	86%		5%		6%		11%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.22	%^	.25%	.22%		.24%		.21%		.04%

See footnote summary on page 106.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended February 28, 2019 (unaudited)		Year Ended August 31,
			2018	2017		2016		2015		2014

Net asset value, beginning of period	$ 12.20		$ 12.86	$ 12.45		$ 12.24		$ 12.48		$ 11.62

Income From Investment Operations

Net investment income(a)(b)	.11		.20	.41		.32		.33		.24

Net realized and unrealized gain (loss) on investment transactions	(.14)		.10	.33		.17		(.49)		.85

Net increase (decrease) in net asset value from operations	(.03)		.30	.74		.49		(.16)		1.09

Less: Dividends and Distributions

Dividends from net investment income	(.12)		(.59)	(.33)		(.28)		(.08)		(.23)

Distributions from net realized gain on investment transactions	– 0	–	(.17)	– 0	–	– 0	–	– 0	–	– 0	–

Return of capital	– 0	–	(.20)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.12)		(.96)	(.33)		(.28)		(.08)		(.23)

Net asset value, end of period	$ 12.05		$ 12.20	$ 12.86		$ 12.45		$ 12.24		$ 12.48

Total Return

Total investment return based on net asset value(c)*	(.16)%		2.39%	6.15%		4.12%		(1.31)%		9.52%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,454		$8,772	$9,274		$12,277		$13,802		$16,800

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(e)‡	.76	%^	.79%	.75%		.69%		.67%		.72%

Expenses, before waivers/reimbursements(d)(e)‡	.95	%^	1.00%	.83%		.75%		.73%		.73%

Net investment income(b)	1.86	%^	1.60%	3.26%		2.60%		2.66%		1.97%

Portfolio turnover rate	51%		90%	86%		5%		6%		11%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.22	%^	.25%	.22%		.24%		.21%		.04%

See footnote summary on page 106.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class R
	Six Months Ended February 28, 2019 (unaudited)		Year Ended August 31,
			2018	2017		2016		2015		2014

Net asset value, beginning of period	$ 12.13		$ 12.76	$ 12.36		$ 12.15		$ 12.42		$ 11.60

Income From Investment Operations

Net investment income(a)(b)	.07		.12	.33		.25		.25		.19

Net realized and unrealized gain (loss) on investment transactions	(.12)		.09	.32		.17		(.50)		.82

Net increase (decrease) in net asset value from operations	(.05)		.21	.65		.42		(.25)		1.01

Less: Dividends and Distributions

Dividends from net investment income	(.05)		(.50)	(.25)		(.21)		(.02)		(.19)

Distributions from net realized gain on investment transactions	– 0	–	(.17)	– 0	–	– 0	–	– 0	–	– 0	–

Return of capital	– 0	–	(.17)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.05)		(.84)	(.25)		(.21)		(.02)		(.19)

Net asset value, end of period	$ 12.03		$ 12.13	$ 12.76		$ 12.36		$ 12.15		$ 12.42

Total Return

Total investment return based on net asset value(c)*	(.49)%		1.73%	5.42%		3.56%		(2.02)%		8.84%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,193		$3,896	$4,078		$4,532		$5,632		$7,237

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(e)‡	1.40	%^	1.45%	1.42%		1.34%		1.34%		1.39%

Expenses, before waivers/reimbursements(d)(e)‡	1.60	%^	1.66%	1.50%		1.40%		1.40%		1.39%

Net investment income(b)	1.21	%^	.94%	2.63%		2.03%		2.00%		1.54%

Portfolio turnover rate	51%		90%	86%		5%		6%		11%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.22	%^	.25%	.22%		.24%		.21%		.04%

See footnote summary on page 106.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class K
	Six Months Ended February 28, 2019 (unaudited)		Year Ended August 31,
			2018	2017		2016		2015		2014

Net asset value, beginning of period	$ 12.11		$ 12.75	$ 12.35		$ 12.15		$ 12.41		$ 11.57

Income From Investment Operations

Net investment income(a)(b)	.09		.15	.37		.25		.27		.24

Net realized and unrealized gain (loss) on investment transactions	(.13)		.11	.32		.20		(.49)		.81

Net increase (decrease) in net asset value from operations	(.04)		.26	.69		.45		(.22)		1.05

Less: Dividends and Distributions

Dividends from net investment income	(.08)		(.55)	(.29)		(.25)		(.04)		(.21)

Distributions from net realized gain on investment transactions	– 0	–	(.17)	– 0	–	– 0	–	– 0	–	– 0	–

Return of capital	– 0	–	(.18)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.08)		(.90)	(.29)		(.25)		(.04)		(.21)

Net asset value, end of period	$ 11.99		$ 12.11	$ 12.75		$ 12.35		$ 12.15		$ 12.41

Total Return

Total investment return based on net asset value(c)*	(.29)%		2.07%	5.72%		3.82%		(1.73)%		9.22%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,307		$6,734	$7,096		$7,277		$8,204		$8,611

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(e)‡	1.10	%^	1.15%	1.11%		1.03%		1.01%		1.08%

Expenses, before waivers/reimbursements(d)(e)‡	1.29	%^	1.36%	1.19%		1.09%		1.07%		1.08%

Net investment income(b)	1.52	%^	1.23%	2.96%		2.08%		2.19%		1.97%

Portfolio turnover rate	51%		90%	86%		5%		6%		11%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.22	%^	.25%	.22%		.24%		.21%		.04%

See footnote summary on page 106.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended February 28, 2019 (unaudited)		Year Ended August 31,
			2018	2017		2016		2015		2014

Net asset value, beginning of period	$ 12.34		$ 12.82	$ 12.42		$ 12.21		$ 12.46		$ 11.60

Income From Investment Operations

Net investment income(a)(b)	.11		.25	.40		.29		.41		.31

Net realized and unrealized gain (loss) on investment transactions	(.14)		.05	.34		.20		(.59)		.78

Net increase (decrease) in net asset value from operations	(.03)		.30	.74		.49		(.18)		1.09

Less: Dividends and Distributions

Dividends from net investment income	(.13)		(.46)	(.34)		(.28)		(.07)		(.23)

Distributions from net realized gain on investment transactions	– 0	–	(.17)	– 0	–	– 0	–	– 0	–	– 0	–

Return of capital	– 0	–	(.15)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.13)		(.78)	(.34)		(.28)		(.07)		(.23)

Net asset value, end of period	$ 12.18		$ 12.34	$ 12.82		$ 12.42		$ 12.21		$ 12.46

Total Return

Total investment return based on net asset value(c)*	(.19)%		2.34%	6.09%		4.11%		(1.41)%		9.54%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10		$10	$36		$453		$454		$538

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(e)‡	.78	%^	.73%	.78%		.72%		.70%		.75%

Expenses, before waivers/reimbursements(d)(e)‡	.96	%^	.94%	.86%		.77%		.76%		.75%

Net investment income(b)	1.80	%^	1.99%	3.25%		2.41%		3.32%		2.56%

Portfolio turnover rate	51%		90%	86%		5%		6%		11%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.22	%^	.25%	.22%		.24%		.21%		.04%

See footnote summary on page 106.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended February 28, 2019 and the years ended August 31, 2018 and August 31, 2017, such waivers amounted to .19% (annualized), .21% and .08%, respectively.

(e)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended February 28, 2019 (unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014

Class A

Net of waivers/reimbursements	1.00	%^	N/A	N/A	N/A	N/A	N/A

Before waivers/reimbursements	1.20	%^	N/A	N/A	N/A	N/A	N/A
Class B

Net of waivers/reimbursements	1.77	%^	N/A	N/A	N/A	N/A	N/A

Before waivers/reimbursements	1.97	%^	N/A	N/A	N/A	N/A	N/A
Class C

Net of waivers/reimbursements	1.75	%^	N/A	N/A	N/A	N/A	N/A

Before waivers/reimbursements	1.95	%^	N/A	N/A	N/A	N/A	N/A
Advisor Class

Net of waivers/reimbursements	.75	%^	N/A	N/A	N/A	N/A	N/A

Before waivers/reimbursements	.94	%^	N/A	N/A	N/A	N/A	N/A
Class R

Net of waivers/reimbursements	1.40	%^	N/A	N/A	N/A	N/A	N/A

Before waivers/reimbursements	1.59	%^	N/A	N/A	N/A	N/A	N/A
Class K

Net of waivers/reimbursements	1.09	%^	N/A	N/A	N/A	N/A	N/A

Before waivers/reimbursements	1.29	%^	N/A	N/A	N/A	N/A	N/A
Class I

Net of waivers/reimbursements	.78	%^	N/A	N/A	N/A	N/A	N/A

Before waivers/reimbursements	.96	%^	N/A	N/A	N/A	N/A	N/A

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended August 31, 2018 and August 31, 2017 by .03% and .28%, respectively.

^	Annualized.

See notes to financial statements.

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RESULTS OF SHAREHOLDERS MEETING

(unaudited)

A Special Meeting of Shareholders of The AB Portfolios (the “Company”)—AB Conservative Wealth Strategy (the “Fund”) was held on October 11, 2018, and adjourned until December 11, 2018. A description of each proposal and the number of shares voted at the Meeting are as follows (the proposal numbers shown below correspond to the proposal number in the Fund’s proxy statement):

1.	To approve and vote upon the election of Trustees for the Company, each such Trustee to serve for a term of indefinite duration and until his or her successor is duly elected and qualifies.

Trustee:	Voted For:	Authority Withheld:
Michael J. Downey	112,255,334	2,874,198
William H. Foulk, Jr.*	112,062,437	3,067,095
Nancy P. Jacklin	112,466,540	2,662,992
Robert M. Keith	112,388,936	2,740,596
Carol C. McMullen	112,486,090	2,643,442
Gary L. Moody	112,308,212	2,821,321
Marshall C. Turner, Jr.	112,101,288	3,028,244
Earl D. Weiner	112,176,204	2,953,328

2.	To vote upon the approval of new advisory agreements for the Fund with AllianceBernstein L.P.

Voted For	Voted Against	Abstained	Broker-Non Votes
6,618,378	132,809	422,807	1,921,311

*	Mr. Foulk retired on December 31, 2018.

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TRUSTEES

Marshall C. Turner, Jr.(1), Chairman Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS
Alexander Barenboym(2), Vice President Daniel J. Loewy(2), Vice President Emilie D. Wrapp, Clerk Michael B. Reyes, Senior Analyst	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller and Chief Accounting Officer Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Strategy’s portfolio are made by the Adviser’s Multi-Asset Solutions Team. Messrs. Barenboym and Loewy are the investment professionals primarily responsible for the day-to-day management of the AB Conservative Wealth Strategy’s portfolio.

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Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of Potential Assignments

As described in more detail in the Proxy Statement for the AB Funds dated August 20, 2018, the Boards of the AB Funds, at a meeting held on July 31-August 2, 2018, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including The AB Portfolios in respect of AB Conservative Wealth Strategy (the “Fund”), in connection with the planned disposition by AXA S.A. of its remaining shares of AXA Equitable Holdings, Inc. (the indirect holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser) in one or more transactions and the related potential for one or more “assignments” (within the meaning of section 2(a)(4) of the Investment Company Act) of the advisory agreements for the AB Funds, including the Fund’s Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of one or more transactions resulting in an “assignment” of the Adviser’s advisory agreements, resulting in the automatic termination of such advisory agreements.

The shareholders of the Fund subsequently approved the Proposed Agreements at an annual meeting of shareholders called for the purpose of electing Directors and voting on the Proposed Agreements.

A discussion regarding the basis for the Boards’ approvals at the meeting held on July 31-August 2, 2018 is set forth below.

At a meeting of the AB Boards held on July 31-August 2, 2018, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. Section 15(c) of the 1940 Act provides that, after an initial period, a Fund’s Current Agreement and current sub-advisory agreement, as applicable, will remain in effect only if the Board, including a majority of the Independent Directors, annually reviews and approves them. Each of the Current Agreements had been approved by a Board within the one-year period prior to approval of its related Proposed Agreement, except that the Current Agreements for certain FlexFee funds were approved in February 2017. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance

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or reduce expense ratios. The Directors also reviewed updated information provided by the Adviser in respect of each Fund. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources

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it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Plan and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Fund’s latest fiscal year reviewed. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors of each Fund concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Funds under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2016 and 2017, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of

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the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors concluded that each Fund’s investment performance was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the ‘‘15(c) provider’’) concerning management fee rates payable by

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other funds in the same category as the Fund. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style to each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Analyst and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds pursuing a similar investment strategy as the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional products managed by the Adviser that have a substantially similar investment style. The Directors also discussed these matters with their independent fee consultant.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds); (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional,

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offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The Directors noted that many of the Funds may invest in shares of exchange-traded funds (‘‘ETFs’’), subject to the restrictions and limitations of the 1940 Act as these may be varied as a result of exemptive orders issued by the SEC. The Directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The Directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that each Fund’s management fee would be for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

With respect to each Fund’s management fee, the Directors considered the total expense ratio of the Fund in comparison to a peer group and peer universe selected by the 15(c) service provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. The Directors also reviewed updated expense ratio information and, in some cases, discussed with the Adviser the reasons for the expense ratios of certain Funds. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific

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services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under the Interim Advisory Agreements, the Adviser would continue to manage a Fund pursuant to an Interim Advisory Agreement until a new advisory agreement was approved by stockholders or until the end of the 150-day period, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Conservative Wealth Strategy (the “Fund”) at a meeting held on July 31-August 2, 2018 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of

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the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

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Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2016 and 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying funds advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting at which continuance of the Advisory Agreement was approved, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information

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prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2018 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median.

The Adviser informed the directors that there were no institutional products managed by it that have a substantially similar investment style.

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that the advisory fee for the Fund is for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

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Economies of Scale

The directors noted that the advisory fee schedules for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

INTERNATIONAL/ GLOBAL EQUITY (continued)

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

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NOTES

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NOTES

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NOTES

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NOTES

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AB CONSERVATIVE WEALTH STRATEGY

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

CW-0152-0219

FEB    02.28.19

SEMI-ANNUAL REPORT

AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Tax-Managed All Market Income Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 1

SEMI-ANNUAL REPORT

April 05, 2019

This report provides management’s discussion of fund performance for AB Tax-Managed All Market Income Portfolio for the semi-annual reporting period ended February 28, 2019.

The Fund’s investment objective is to seek current income with consideration of capital appreciation.

NAV RETURNS AS OF FEBRUARY 28, 2019 (unaudited)

	6 Months	12 Months

AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO

Class A Shares	0.00%	3.21%

Class B Shares[1]	-0.41%	2.46%

Class C Shares	-0.39%	2.50%

Advisor Class Shares[2]	0.13%	3.55%

Primary Benchmark: Bloomberg Barclays 5-Year GO Municipal Bond Index	2.48%	3.73%

MSCI ACWI (net)	-2.92%	-0.84%

1	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for additional information.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its primary benchmark, the Bloomberg Barclays 5-Year General Obligation (“GO”) Municipal Bond Index, and the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) for the six- and 12-month periods ended February 28, 2019.

All share classes of the Fund underperformed the primary benchmark and outperformed the MSCI ACWI (net) for both periods, before sales charges. During both periods, security selection and overall asset allocation within equities and fixed-income holdings detracted from absolute performance. Fixed-income assets and active currency management contributed, as did exposure to high-income municipals and high-quality municipals. For the six-month period, equity assets detracted from absolute performance, though exposure to income equities contributed. During the 12-month period, security selection within global high yield detracted, while equity assets contributed.

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The Fund utilized derivatives for hedging and investment purposes in the form of currency forwards, credit default swaps, interest rate swaps and total return swaps, which contributed to absolute performance for both periods, while futures, written options and inflation swaps detracted.

MARKET REVIEW AND INVESTMENT STRATEGY

During the six-month period ended February 28, 2019, US and non-US equities declined, although emerging-market equities posted modest gains. In the US, growth-style stocks outperformed value-style stocks, and small-cap stocks outperformed their large-cap peers. Global trade tensions and rising interest rates weighed on stock market performance. In Europe, Brexit uncertainty, Italian budget issues and German economic woes persisted. Slowing global growth was an increasing concern more broadly. Global equities plummeted at the end of 2018 amid increased volatility, but recouped some losses in January and February, as corporate earnings were above analyst estimates and many central banks shared more dovish monetary policy outlooks.

Fixed-income markets had generally positive returns. Global high yield, developed-market treasuries and investment-grade securities rallied. Emerging-market debt sectors rallied, amid positive idiosyncratic developments and a more favorable macro backdrop, particularly a more patient US Federal Reserve (the “Fed”). Developed-market treasury yield curves moved in different directions (bond yields move inversely to price). The Fed increased interest rates quarterly in 2018 and began to formally reduce its balance sheet before surprising markets with a more dovish tone at the beginning of 2019. Although the European Central Bank formally ended its bond-buying program, the bank also turned more dovish in 2019, putting credit-easing measures back on the table. Meanwhile, the People’s Bank of China started the new year by cutting its reserve requirement ratio.

The Fund’s Senior Investment Management Team (the “Team”) seeks current income with consideration of capital appreciation. The Team’s global multi-asset strategy focuses on generating high, stable income for taxable investors. The Team utilizes a rigorous quantitative research toolset with fundamental expertise across all regions and markets.

The municipal components may purchase municipal securities that are insured under policies issued by certain insurance companies. Historically, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most bond insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and

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return of municipal securities through its own research. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline. As of February 28, 2019, the Fund’s percentages of total investments in insured bonds and in insured bonds that have been pre-refunded or escrowed to maturity were 5.23% and 0.00%, respectively.

INVESTMENT POLICIES

The Adviser allocates the Fund’s investments primarily among a broad range of income-producing securities, including common stock of companies that regularly pay dividends (including real estate investment trusts or “REITs”), preferred stocks, fixed-income securities (including those with lower credit ratings) and derivatives related to these types of securities. The Fund pursues a global strategy, typically investing in securities of issuers located in the United States and in other countries throughout the world, including emerging-market countries.

In selecting equity securities for the Fund, the Adviser will focus on securities that have high dividend yields and that it believes are undervalued by the market relative to their long-term earnings potential. In order to provide diversification and the opportunity for increased return, the Adviser will also acquire equity securities for the Fund that are expected to exhibit relatively little correlation with the returns of the Fund’s holdings in high dividend yield equity securities.

The Fund intends to meet the tax requirement for passing municipal bond interest through to Fund shareholders as tax-exempt interest dividends, which currently requires that at least 50% of the Fund’s assets be invested in tax-exempt debt securities. In the event that the Internal Revenue Code or the related rules, regulations and interpretations of the Internal Revenue Service should in the future change so as to permit the Fund to pass through tax-exempt dividends when the Fund invests a lesser amount of its assets in tax-exempt debt securities, the Fund’s allocations to equity securities may increase. In selecting tax-exempt securities for the Fund’s debt investments, the Adviser may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings. These fixed-income teams draw on the resources and expertise of the Adviser’s fixed-income research staff, which includes fixed-income research analysts and economists.

In addition, the Fund may engage in certain alternative income strategies that generally utilize derivatives to diversify sources of income

(continued on next page)

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and manage risk. For example, the Fund may take long positions in currency derivatives on higher yielding currencies and/or short positions in currency derivatives on lower yielding currencies.

The Adviser will adjust the Fund’s investment exposure utilizing the Adviser’s Dynamic Asset Allocation (“DAA”) approach. DAA comprises a series of analytical and forecasting tools employed by the Adviser to gauge fluctuations in the risk/return profile of various asset classes. DAA seeks to adjust the Fund’s investment exposure in changing market conditions and thereby reduce overall portfolio volatility by mitigating the effects of market fluctuations, while preserving consistent long-term return potential. For example, the Adviser may seek to reduce the Fund’s risk exposure to one or more assets classes when DAA suggests that market risks relevant to those asset classes are rising but return opportunities are declining. In addition to merely increasing or decreasing asset class exposure by buying or selling securities of that asset class, the Adviser may pursue DAA implementation for the Fund by investing in derivatives or exchange-traded funds.

The Adviser intends to utilize a variety of derivatives in its management of the Fund. The Adviser may use derivatives to gain exposure to an asset class, such as using interest rate derivatives to gain exposure to certain bonds. As noted above, the Adviser may separately pursue certain alternative investment strategies that utilize derivatives, and may enter into derivatives in making the adjustments called for by DAA. As a result of the use of derivatives, the Fund will frequently be leveraged in the sense that its gross investment exposure substantially exceeds its net assets.

Currency exchange rate fluctuation can have a dramatic impact on returns. The Fund’s foreign currency exposures will come from investment in securities priced or denominated in foreign currencies and from direct holdings in foreign currencies and currency-related derivatives. The Adviser may seek to hedge all or a portion of the currency exposure resulting from Fund investments or decide not to hedge this exposure.

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DISCLOSURES AND RISKS

Benchmark Disclosure

All indices are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Barclays 5-Year GO Municipal Bond Index represents the performance of long-term, investment-grade tax-exempt bonds with maturities ranging from four to six years. The MSCI ACWI (net, free float-adjusted, market capitalization weighted) represents the equity market performance of developed and emerging markets. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns include the reinvestment of dividends after deduction of non-US withholding tax. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Allocation Risk: The allocation of investments among different investment styles, such as equity or debt, growth or value, US or non-US securities, or diversification strategies, may have a more significant effect on the Fund’s net asset value (“NAV”) when one of these investments is performing more poorly than another.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

High-Yield Debt Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to

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DISCLOSURES AND RISKS (continued)

such factors as specific corporate developments, interest-rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Interest-Rate Risk: Changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state’s municipal securities, the Fund may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Real Estate Risk: The Fund’s investments in the real estate market have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification and could be significantly affected by changes in tax laws.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

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DISCLOSURES AND RISKS (continued)

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Leverage Risk: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Liquidity Risk: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes and large positions. Foreign fixed-income securities may have more liquidity risk because secondary trading markets for these securities may be smaller and less well developed and the securities may trade less frequently. Liquidity risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally go down.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting

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DISCLOSURES AND RISKS (continued)

www.abfunds.com. The performance shown for periods prior to April 17, 2017 is based on the Fund’s prior principal strategies and may not be representative of the Fund’s performance under its current principal strategies.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4) and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 9

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	3.21%	-1.15%

5 Years	3.09%	2.20%

10 Years	6.60%	6.14%

CLASS B SHARES

1 Year	2.46%	-1.42%

5 Years	2.30%	2.30%

10 Years[1]	5.98%	5.98%

CLASS C SHARES

1 Year	2.50%	1.53%

5 Years	2.32%	2.32%

10 Years	5.83%	5.83%

ADVISOR CLASS SHARES[2]

1 Year	3.55%	3.55%

5 Years	3.36%	3.36%

10 Years	6.90%	6.90%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.35%, 2.13%, 2.09% and 1.10% for Class A, Class B, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursement agreements reduced the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.99%, 1.74%, 1.74% and 0.74% for Class A, Class B, Class C and Advisor Class shares, respectively. These waivers/reimbursement agreements may not be terminated before December 31, 2019. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Assumes conversion of Class B shares into Class A shares after eight years.

2

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

10 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	1.51%

5 Years	2.59%

10 Years	5.94%

CLASS B SHARES

1 Year	1.21%

5 Years	2.72%

10 Years[1]	5.77%

CLASS C SHARES

1 Year	4.26%

5 Years	2.74%

10 Years	5.63%

ADVISOR CLASS SHARES[2]

1 Year	6.29%

5 Years	3.76%

10 Years	6.70%

1	Assumes conversion of Class B shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 11

HISTORICAL PERFORMANCE (continued)

RETURNS AFTER TAXES ON DISTRIBUTIONS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2019 (unaudited)

Returns

CLASS A SHARES

1 Year	-0.18%

5 Years	1.30%

10 Years	5.18%

CLASS B SHARES

1 Year	-0.32%

5 Years	1.64%

10 Years[1]	5.10%

CLASS C SHARES

1 Year	2.71%

5 Years	1.64%

10 Years	5.01%

ADVISOR CLASS SHARES[2]

1 Year	4.46%

5 Years	2.41%

10 Years	5.90%

RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2019 (unaudited)

Returns

CLASS A SHARES

1 Year	1.71%

5 Years	1.95%

10 Years	4.84%

CLASS B SHARES

1 Year	1.40%

5 Years	2.01%

10 Years[1]	4.65%

CLASS C SHARES

1 Year	3.21%

5 Years	2.05%

10 Years	4.55%

ADVISOR CLASS SHARES[2]

1 Year	4.63%

5 Years	2.87%

10 Years	5.50%

(footnotes continued on next page)

12 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

HISTORICAL PERFORMANCE (continued)

1	Assumes conversion of Class B shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 13

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

EXPENSE EXAMPLE (continued)

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,000.00	$4.91	0.99%	5.01%	1.01%
Hypothetical**	$1,000	$1,019.89	$4.96	0.99%	5.06%	1.01%
Class B
Actual	$1,000	$995.90	$8.61	1.74%	8.71%	1.76%
Hypothetical**	$1,000	$1,016.17	$8.70	1.74%	8.80%	1.76%
Class C
Actual	$1,000	$996.10	$8.61	1.74%	8.71%	1.76%
Hypothetical**	$1,000	$1,016.17	$8.70	1.74%	8.80%	1.76%
Advisor Class
Actual	$1,000	$1,001.30	$3.67	0.74%	3.77%	0.76%
Hypothetical**	$1,000	$1,021.12	$3.71	0.74%	3.81%	0.76%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+

In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 15

PORTFOLIO SUMMARY

February 28, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $103.6

1

All data are as of February 28, 2019. The Fund’s security type and sector breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

16 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO SUMMARY (continued)

February 28, 2019 (unaudited)

1

All data are as of February 28, 2019. The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc.(“Moody’s”) and Fitch Ratings, Ltd.(“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by US Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 17

PORTFOLIO OF INVESTMENTS

February 28, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 54.4%
Long-Term Municipal Bonds – 54.4%
Alabama – 1.0%
Water Works Board of the City of Birmingham (The) Series 2010A 5.00%, 1/01/25	$1,000	$1,055,850

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 9/01/38(a)	100	100,508

Arizona – 2.2%
Arizona Department of Transportation State Highway Fund Revenue Series 2011A 5.00%, 7/01/25	1,685	1,808,915
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/40(b)	335	334,095
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017A 6.125%, 10/01/47(a)(b)	110	119,018

		2,262,028

California – 1.0%
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.) 1.75%, 11/01/26(b)(c)(d)	40	36,400
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 6/01/54(a)(b)	250	252,335
City of Oroville CA (Oroville Hospital) 5.25%, 4/01/54	40	43,231
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 6/01/47(b)	200	192,494
State of California Series 2017 5.00%, 8/01/26	440	531,977

		1,056,437

18 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Colorado – 0.8%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018A 5.00%, 12/01/28	$545	$657,335
PV Water & Sanitation Metropolitan District Zero Coupon, 2/14/39(b)	710	149,100

		806,435

Connecticut – 1.2%
State of Connecticut Special Tax Revenue Series 2012 5.00%, 1/01/27	1,135	1,243,563

Delaware – 0.2%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2012 5.00%, 9/01/42	225	231,770

Florida – 4.6%
Cape Coral Health Facilities Authority (Gulf Care, Inc.) Series 2015 6.00%, 7/01/50(a)(b)	270	285,363
Capital Trust Agency, Inc. (AVIVA SENIOR LIFE) Series 2017 5.00%, 7/01/46(a)(b)	340	341,357
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center – Orlando) Series 2018A 7.50%, 6/01/48(a)(b)	100	102,693
County of Miami-Dade FL (County of Miami-Dade FL Spl Tax) Series 2012A 5.00%, 10/01/25	560	618,413
County of Miami-Dade FL Aviation Revenue Series 2014B 5.00%, 10/01/25	665	766,313
North Broward Hospital District Series 2017B 5.00%, 1/01/37-1/01/48	425	452,543
Overoaks Community Development District Series 2010A-1 6.125%, 5/01/35(b)	15	15,017
Series 2010A-2 6.125%, 5/01/35(b)	35	35,041

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 19

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Sarasota County School Board Series 2010B 5.00%, 7/01/22 (Pre-refunded/ETM)	$935	$976,617
Tampa Bay Water Series 2011A 5.00%, 10/01/23	1,105	1,195,345

		4,788,702

Georgia – 1.6%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 7/01/30	200	230,170
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport) Series 2014A 5.00%, 1/01/28	625	707,087
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018C 4.00%, 8/01/48	450	480,303
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.) Series 2014 5.00%, 4/01/44	210	224,757

		1,642,317

Guam – 0.3%
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2011A 5.125%, 1/01/42	300	307,989

Illinois – 6.9%
Chicago Board of Education Series 2012A 5.00%, 12/01/42	950	955,073
Series 2016A 7.00%, 12/01/44	100	114,765
Series 2017B 6.75%, 12/01/30(a)	135	162,591
7.00%, 12/01/42(a)	100	118,690
Chicago O’Hare International Airport (TrIPs Obligated Group) Series 2018 5.00%, 7/01/33	105	118,418
City of Chicago IL Series 2014A 5.00%, 1/01/35	100	103,721

20 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Ascension Health Credit Group) Series 2016C 5.00%, 2/15/41	$415	$460,330
Illinois Finance Authority (CHF-Chicago LLC) Series 2017A 5.00%, 2/15/47	210	223,837
Illinois Finance Authority (Lutheran Home & Services Obligated Group) Series 2012 5.75%, 5/15/46(b)	475	484,661
Illinois Finance Authority (Mercy Health Corp.) Series 2016 5.00%, 12/01/46	430	458,526
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2016A 6.44%, 5/15/55(b)	498	439,664
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017C 5.00%, 8/01/49	425	452,876
Metropolitan Pier & Exposition Authority Series 2012 Zero Coupon, 12/15/41-12/15/50	675	187,541
Series 2017A 5.00%, 6/15/57	115	119,718
Series 2017B Zero Coupon, 12/15/54	150	25,661
Railsplitter Tobacco Settlement Authority Series 2017 5.00%, 6/01/23	365	407,468
State of Illinois Series 2013 5.00%, 7/01/22	315	334,895
Series 2014 5.00%, 4/01/20	75	76,983
Series 2016 5.00%, 2/01/23-2/01/28	1,170	1,253,734
Series 2017A 5.00%, 12/01/25	135	146,038
Series 2017D 5.00%, 11/01/24-11/01/28	480	517,204

		7,162,394

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Indiana – 0.5%
Indiana Bond Bank Series 2007A 5.25%, 10/15/19	$460	$468,837

Iowa – 0.5%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2013B 5.25%, 12/01/50	110	117,063
Xenia Rural Water District Series 2016 5.00%, 12/01/31	340	377,176

		494,239

Kansas – 0.3%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 6/01/40	315	313,699

Kentucky – 1.1%
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017B 5.00%, 8/15/37-8/15/46	620	676,190
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 6/01/37	315	335,780
5.25%, 6/01/41	150	162,309

		1,174,279

Louisiana – 0.4%
New Orleans Aviation Board Series 2017B 5.00%, 1/01/48	400	435,580

Maryland – 1.3%
City of Baltimore MD (Baltimore Hotel Corp.) Series 2017 5.00%, 9/01/34	400	445,664
City of Baltimore MD (East Baltimore Research Park Project) Series 2017A 5.00%, 9/01/38(b)	215	226,081

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Frederick MD (Mount St. Mary’s University, Inc.) Series 2017A 5.00%, 9/01/45(a)	$215	$223,131
County of Howard MD (Downtown Columbia Project) Series 2017A 4.50%, 2/15/47(a)(b)	500	501,170

		1,396,046

Massachusetts – 1.6%
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015D 5.00%, 7/01/44	175	187,094
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group) Series 2017 5.00%, 7/01/47	320	334,279
Massachusetts Development Finance Agency (Merrimack College) Series 2012A 5.25%, 7/01/42	635	665,899
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/37(a)	200	211,416
Massachusetts Development Finance Agency (ZERO Waste Solutions LLC) Series 2017 8.00%, 12/01/22(a)(b)	235	200,161
Series 2017A 7.75%, 12/01/44(a)(b)	100	96,115

		1,694,964

Michigan – 2.6%
City of Detroit MI 5.00%, 4/01/36-4/01/37	65	67,818
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017A 5.00%, 11/01/47(b)	325	328,393
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2014C 5.00%, 7/01/28	325	366,528

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) AGM Series 2014D2 5.00%, 7/01/28	$1,000	$1,127,780
Michigan State Hospital Finance Authority (Trinity Health Corp.) Series 2017C 5.00%, 12/01/23	445	507,122
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp. /MI) Series 2007A 6.00%, 6/01/48	305	299,684

		2,697,325

Minnesota – 0.1%
City of Bethel MN (Lodge at Stillwater LLC (The)) Series 2018 5.25%, 6/01/58(b)	100	102,666

Missouri – 1.0%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017A 5.00%, 3/01/36	470	510,801
Lees Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016A 5.00%, 8/15/46	500	501,835

		1,012,636

Nebraska – 0.5%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017A 5.00%, 9/01/42	455	524,337

Nevada – 0.1%
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings LLC) Series 2018 6.95%, 2/15/38(a)(b)	100	100,682

New Jersey – 5.6%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2013 5.00%, 3/01/30	685	727,778

24 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2014P 5.00%, 6/15/29	$500	$539,090
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 7/15/47	415	437,589
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.25%, 1/01/25	1,195	1,338,842
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/47	415	437,846
New Jersey Transit Corp. Series 2014A 5.00%, 9/15/20	300	313,590
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2013A 5.00%, 6/15/20	840	870,811
New Jersey Turnpike Authority Series 2014A 5.00%, 1/01/29	675	770,425
Tobacco Settlement Financing Corp./NJ Series 2018B 5.00%, 6/01/46	390	394,867

		5,830,838

New York – 2.9%
County of Nassau NY Series 2017C 5.00%, 10/01/26	225	267,961
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018S 5.00%, 7/15/32	195	232,569
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2018A 5.00%, 3/15/20	490	507,111
New York State Dormitory Authority (State University of New York Dormitory Fees) Series 2013A 5.00%, 7/01/26	205	231,156

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 5.00%, 7/01/41	$460	$489,104
Triborough Bridge & Tunnel Authority Series 2012B 5.00%, 11/15/26	1,000	1,115,220
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/46	105	112,371

		2,955,492

North Carolina – 0.2%
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group) Series 2017 5.00%, 9/01/41(b)	250	257,233

Ohio – 2.6%
Buckeye Tobacco Settlement Financing Authority Series 2007A-2 5.875%, 6/01/47	630	589,850
Butler County Port Authority (StoryPoint Obligated Group) Series 2017A-1 6.375%, 1/15/43(a)(b)	225	230,774
County of Allen OH Hospital Facilities Revenue (Mercy Health/OH) Series 2017A 5.00%, 8/01/28	315	374,604
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 2/15/42	660	696,326
County of Miami OH (Kettering Health Network Obligated Group) 5.00%, 8/01/33(b)(e)	195	224,927
Ohio Air Quality Development Authority (FirstEnergy Generation LLC) Series 2009C 5.625%, 6/01/49(b)(c)(d)	140	140,000
Series 2009D 4.25%, 8/01/29(b)	250	250,000

26 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Ohio Air Quality Development Authority (Pratt Paper/OH, Inc.) Series 2017 4.50%, 1/15/48(a)(b)	$175	$179,366
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33(b)	45	45,000

		2,730,847

Pennsylvania – 2.8%
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 5/01/42(a)	220	234,227
Commonwealth of Pennsylvania Series 2016 5.00%, 9/15/23	600	681,378
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016A 6.00%, 6/01/51(b)	215	229,652
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/34	220	241,206
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group) Series 2017A 5.00%, 7/01/49	335	337,928
Philadelphia Authority for Industrial Development (LLPCS Foundation) Series 2005A 4.60%, 7/01/15(b)(c)(f)(g)	55	550
School District of Philadelphia (The) Series 2018A 5.00%, 9/01/34	1,000	1,132,540

		2,857,481

Puerto Rico – 2.1%
Commonwealth of Puerto Rico Series 2001A 5.125%, 7/01/31(c)(d)	100	60,875
Series 2006A 5.25%, 7/01/23-7/01/24	35	21,350

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 27

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2006B 5.25%, 7/01/32(c)(d)	$10	$6,100
Series 2008A 5.50%, 7/01/32(b)	30	18,300
Series 2009C 6.00%, 7/01/39(c)(d)	10	6,125
Series 2011A 5.75%, 7/01/24(c)(d)	65	39,000
Series 2012A 5.125%, 7/01/37(c)(d)	100	48,375
5.50%, 7/01/39(c)(d)	110	53,625
Series 2014A 8.00%, 7/01/35(c)(d)	325	160,875
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 8/20/40(b)	90	67,798
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008A 6.125%, 7/01/24	30	30,600
Series 2012A 5.00%, 7/01/33	50	49,125
5.125%, 7/01/37	25	24,562
5.25%, 7/01/29-7/01/42	110	108,700
5.50%, 7/01/28	30	30,150
5.75%, 7/01/37	30	29,850
6.00%, 7/01/47	30	30,075
Puerto Rico Electric Power Authority Series 2007T 5.00%, 7/01/37(c)(d)	30	20,512
Series 2010C 5.00%, 7/01/21(c)(d)	25	17,094
Series 2010DDD 5.00%, 7/01/21(c)(d)	15	10,256
Series 2012A 5.00%, 7/01/42(c)(d)	90	61,537
AGM Series 2007V 5.25%, 7/01/27-7/01/31	370	410,587
Puerto Rico Highway & Transportation Authority NATL Series 2007N 5.25%, 7/01/32	330	351,156
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP) Series 2000 6.625%, 6/01/26	225	219,094

28 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)		U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 7/01/24-7/01/51(b)	$94		$26,156
Series 2019A 4.50%, 7/01/34** (b)	0	**	57
4.55%, 7/01/40** (b)	0	**	67
5.00%, 7/01/58(b)	257		243,544

			2,145,545

Tennessee – 0.8%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.125%, 12/01/42(a)(b)	280		274,143
Memphis-Shelby County Industrial Development Board (Graceland, Inc.) Series 2017A 5.50%, 7/01/37(b)	100		105,734
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 4/01/49(a)(b)	100		103,206
Tennessee Housing Development Agency Series 2017 4.00%, 7/01/48	290		306,814

			789,897

Texas – 3.5%
City of Houston TX Series 2017A 5.00%, 3/01/26	405		481,982
Clifton Higher Education Finance Corp (International American Education Federation, Inc.) Series 2018D 6.125%, 8/15/48(b)	120		123,628
Harris County-Houston Sports Authority AGM Series 2014A 5.00%, 11/15/25	615		705,694
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017A 5.00%, 10/15/44	500		537,490
New Hope Cultural Education Facilities Finance Corp. (BSPV – Plano LLC) 7.25%, 12/01/53(b)	80		80,542

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 29

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 1/01/37(b)	$325	$329,602
Red River Education Finance Corp. (St. Edward’s University, Inc.) Series 2016 5.00%, 6/01/46	90	96,125
Tarrant County Cultural Education Facilities Finance Corp. (CC Young Memorial Home Obligated Group) Series 2017A 6.375%, 2/15/48(b)	230	243,414
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014A-1 5.00%, 10/01/44	300	314,007
Uptown Development Authority Series 2017A 5.00%, 9/01/40	625	672,075

		3,584,559

Vermont – 0.4%
Vermont Economic Development Authority (Casella Waste Systems, Inc.) Series 2013 4.625%, 4/01/36(a)	100	100,328
Vermont Economic Development Authority (Wake Robin Corp.) Series 2017A 5.00%, 5/01/47(b)	335	351,680

		452,008

Virginia – 0.9%
Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group) Series 2017C 5.00%, 12/01/47(b)	325	336,615
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 1/01/37(a)(b)	220	222,906
Tobacco Settlement Financing Corp./VA Series 2007B1 5.00%, 6/01/47	410	390,558

		950,079

30 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Washington – 1.5%
Kalispel Tribe of Indians Series 2018B 5.25%, 1/01/38(a)(b)(e)	$155	$165,475
King County Public Hospital District No. 1 Series 2018 5.00%, 12/01/31	265	312,117
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 8/15/37	355	382,601
Washington State Housing Finance Commission (Mirabella) Series 2012A 6.75%, 10/01/47(a)(b)	340	362,331
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016A 5.00%, 1/01/46(a)	315	327,591

		1,550,115

West Virginia – 0.1%
West Virginia Economic Development Authority (Morgantown Energy Associates) Series 2016 2.875%, 12/15/26	100	96,792

Wisconsin – 1.1%
Wisconsin Public Finance Authority (American Dream at Meadowlands Project) Series 2017 7.00%, 12/01/50(a)(b)	105	117,974
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 6/01/48(a)(b)	160	160,323
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 1/01/24	265	288,633
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 5/01/42-5/01/47	410	434,158

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 31

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC) Series 2018A-1 6.375%, 1/01/48(a)(b)	$100	$102,664

		1,103,752

Total Municipal Obligations (cost $55,351,405)		56,377,921

	Shares
COMMON STOCKS – 25.0%
Health Care – 4.7%
Biotechnology – 0.6%
AbbVie, Inc.	4,594	364,028
Gilead Sciences, Inc.	3,933	255,724

		619,752

Health Care Providers & Services – 0.3%
Cardinal Health, Inc.	959	52,112
CVS Health Corp.	3,921	226,751
Sonic Healthcare Ltd.	1,123	19,238

		298,101

Pharmaceuticals – 3.8%
AstraZeneca PLC	3,843	313,178
Bristol-Myers Squibb Co.	4,951	255,769
GlaxoSmithKline PLC	15,058	300,117
Merck & Co., Inc.	8,069	655,929
Novartis AG	6,578	599,479
Orion Oyj – Class B	368	13,138
Pfizer, Inc.	17,785	770,980
Roche Holding AG	2,132	591,681
Sanofi	3,785	315,629
Takeda Pharmaceutical Co., Ltd.	4,502	181,174

		3,997,074

		4,914,927

Consumer Staples – 4.4%
Beverages – 1.0%
Coca-Cola Co. (The)	12,258	555,778
PepsiCo, Inc.	4,291	496,211

		1,051,989

Food & Staples Retailing – 0.1%
ICA Gruppen AB	190	7,301
Jeronimo Martins SGPS SA	636	9,573
Koninklijke Ahold Delhaize NV	3,826	98,604
Lawson, Inc.	200	12,110
Lenta Ltd. (GDR)(a)(c)	1	3

		127,591

32 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Food Products – 1.1%
Archer-Daniels-Midland Co.	1,758	$74,715
Campbell Soup Co.	560	20,171
General Mills, Inc.	1,823	85,918
Marine Harvest ASA(c)	1,219	28,131
Nestle SA	9,364	847,010
Orkla ASA	3,037	23,938
WH Group Ltd.(a)	32,164	28,522

		1,108,405

Household Products – 0.9%
Kimberly-Clark Corp.	1,058	123,606
Procter & Gamble Co. (The)	7,552	744,250

		867,856

Personal Products – 0.4%
Unilever NV	4,682	253,566
Unilever PLC	3,431	182,659

		436,225

Tobacco – 0.9%
Altria Group, Inc.	5,719	299,733
Imperial Brands PLC	2,864	95,435
Japan Tobacco, Inc.	4,023	102,458
Philip Morris International, Inc.	4,716	410,009
Swedish Match AB	524	24,558

		932,193

		4,524,259

Financials – 2.8%
Banks – 1.1%
Bank Leumi Le-Israel BM	4,410	29,167
Bank of Nova Scotia (The)	3,679	204,477
Bendigo & Adelaide Bank Ltd.	769	5,378
BOC Hong Kong Holdings Ltd.	13,616	56,878
Canadian Imperial Bank of Commerce	1,313	111,380
DBS Group Holdings Ltd.	5,678	104,099
Hang Seng Bank Ltd.	2,276	56,362
Oversea-Chinese Banking Corp., Ltd.	9,958	81,242
People’s United Financial, Inc.	1,116	19,820
Regions Financial Corp.	3,227	52,923
Royal Bank of Canada	4,369	341,466
United Overseas Bank Ltd.	4,228	77,926

		1,141,118

Capital Markets – 0.3%
3i Group PLC	3,068	38,528
Amundi SA(a)	192	12,814
ASX Ltd.	578	28,634
CI Financial Corp.	889	12,565
CME Group, Inc. – Class A	1,093	198,828

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 33

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Eaton Vance Corp.	346	$14,480
IGM Financial, Inc.	603	15,754
Investec PLC	2,074	13,560
Schroders PLC	389	14,120
Singapore Exchange Ltd.	2,352	13,620

		362,903

Diversified Financial Services – 0.0%
Standard Life Aberdeen PLC	7,459	24,417

Insurance – 1.4%
Admiral Group PLC	789	22,847
Allianz SE	1,304	290,267
American Financial Group, Inc./OH	233	23,221
Assicurazioni Generali SpA	3,634	64,797
Baloise Holding AG	135	22,012
Cincinnati Financial Corp.	490	42,542
CNP Assurances	598	13,816
Direct Line Insurance Group PLC	3,771	17,827
Fidelity National Financial, Inc.	852	29,897
Gjensidige Forsikring ASA	760	13,623
Great-West Lifeco, Inc.	1,064	24,466
Hannover Rueck SE	177	26,374
Ia Financial Corp., Inc.(c)	348	13,352
Insurance Australia Group Ltd.	7,404	38,623
Legal & General Group PLC	18,086	67,300
Manulife Financial Corp.	5,904	99,780
Mapfre SA	2,246	6,341
Medibank Pvt Ltd.	9,393	18,932
MS&AD Insurance Group Holdings, Inc.	1,324	39,858
Power Corp. of Canada	1,025	21,879
Power Financial Corp.	898	20,042
Principal Financial Group, Inc.	832	43,796
Sampo Oyj – Class A	1,393	67,017
SCOR SE	637	28,659
Sun Life Financial, Inc.	1,765	66,820
Swiss Life Holding AG(c)	103	44,820
Tokio Marine Holdings, Inc.	2,008	98,150
Tryg A/S	382	10,412
Zurich Insurance Group AG	459	151,418

		1,428,888

		2,957,326

Industrials – 2.5%
Aerospace & Defense – 0.3%
BAE Systems PLC	9,204	56,749
Lockheed Martin Corp.	783	242,268
Meggitt PLC	2,733	19,552

34 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Singapore Technologies Engineering Ltd.	4,737	$13,076

		331,645

Air Freight & Logistics – 0.3%
Deutsche Post AG	2,898	89,882
Kuehne & Nagel International AG	149	19,411
Royal Mail PLC	3,163	11,887
United Parcel Service, Inc. – Class B	2,104	231,861

		353,041

Airlines – 0.0%
easyJet PLC	865	14,074
Japan Airlines Co., Ltd.	472	17,231

		31,305

Building Products – 0.1%
Cie de Saint-Gobain	1,700	61,181

Commercial Services & Supplies – 0.1%
Babcock International Group PLC	1,752	12,565
Brambles Ltd.	4,937	41,213
G4S PLC	5,104	14,205
Societe BIC SA	136	12,860

		80,843

Construction & Engineering – 0.2%
ACS Actividades de Construccion y Servicios SA	746	33,050
Bouygues SA	769	29,063
CIMIC Group Ltd.	208	7,405
Skanska AB – Class B	1,144	20,614
Vinci SA	1,715	163,681

		253,813

Electrical Equipment – 0.5%
ABB Ltd.	5,473	107,758
Eaton Corp. PLC	1,340	106,891
Emerson Electric Co.	1,946	132,620
Schneider Electric SE	1,832	142,357

		489,626

Industrial Conglomerates – 0.3%
CK Hutchison Holdings Ltd.	7,998	85,099
NWS Holdings Ltd.	2,931	7,101
Siemens AG	2,321	253,554
Smiths Group PLC	1,149	21,822

		367,576

Machinery – 0.4%
Amada Holdings Co., Ltd.	1,256	13,223
ANDRITZ AG	258	12,878
Atlas Copco AB – Class A	1,965	53,257
Atlas Copco AB – Class B SHS	1,142	28,657

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 35

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Cummins, Inc.	455	$70,111
Komatsu Ltd.	2,703	66,369
Kone Oyj – Class B	957	46,758
NSK Ltd.	668	6,161
PACCAR, Inc.	1,101	74,648
SKF AB – Class B	1,360	22,842
Wartsila Oyj Abp	1,353	21,966

		416,870

Professional Services – 0.1%
Randstad NV	437	23,303
SGS SA	18	45,832

		69,135

Road & Rail – 0.0%
Aurizon Holdings Ltd.	7,064	22,664
ComfortDelGro Corp., Ltd.	4,077	7,196

		29,860

Trading Companies & Distributors – 0.1%
ITOCHU Corp.	4,005	71,941

Transportation Infrastructure – 0.1%
Aena SME SA(a)	209	37,274
Auckland International Airport Ltd.	3,438	18,178
SATS Ltd.	1,813	6,865

		62,317

		2,619,153

Communication Services – 2.4%
Diversified Telecommunication Services – 1.7%
AT&T, Inc.	22,240	692,109
BCE, Inc.	412	18,321
BT Group PLC	24,519	69,931
Elisa Oyj	374	15,693
HKT Trust & HKT Ltd. – Class SS	13,845	21,624
Nippon Telegraph & Telephone Corp.	2,025	87,526
Singapore Telecommunications Ltd.	24,215	53,928
Spark New Zealand Ltd.	4,368	11,088
Swisscom AG	81	37,473
Telenor ASA	2,329	45,420
TELUS Corp.	540	19,615
Verizon Communications, Inc.	12,536	713,549

		1,786,277

Media – 0.3%
Axel Springer SE	134	7,651
Eutelsat Communications SA	648	12,786
Interpublic Group of Cos., Inc. (The)	1,152	26,531
ITV PLC	9,763	16,960
Omnicom Group, Inc.	666	50,416

36 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

ProSiebenSat.1 Media SE	649	$11,809
Publicis Groupe SA	674	37,308
RTL Group SA	181	10,200
Shaw Communications, Inc. – Class B	1,222	25,202
WPP PLC	3,495	38,315

		237,178

Wireless Telecommunication Services – 0.4%
1&1 Drillisch AG	264	10,454
KDDI Corp.	5,143	124,305
NTT DOCOMO, Inc.	3,831	89,185
Rogers Communications, Inc. – Class B	1,052	58,126
Vodafone Group PLC	79,129	140,956

		423,026

		2,446,481

Energy – 2.0%
Oil, Gas & Consumable Fuels – 2.0%
Enagas SA	661	18,828
Exxon Mobil Corp.	12,928	1,021,700
Galp Energia SGPS SA	1,479	24,249
Keyera Corp.	774	19,004
Koninklijke Vopak NV	135	6,594
Marathon Petroleum Corp.	2,074	128,609
Phillips 66	1,358	130,857
Snam SpA	7,121	35,151
TOTAL SA	8,172	465,139
TransCanada Corp.	2,752	123,071
Valero Energy Corp.	1,305	106,436

		2,079,638

Utilities – 1.8%
Electric Utilities – 1.1%
Alliant Energy Corp.	639	29,311
American Electric Power Co., Inc.	1,458	118,317
CK Infrastructure Holdings Ltd.	2,575	21,458
CLP Holdings Ltd.	4,847	57,433
Duke Energy Corp.	2,128	190,796
Edison International	1,030	61,687
EDP – Energias de Portugal SA	8,217	30,128
Endesa SA	1,174	29,573
Eversource Energy	923	64,435
Fortis, Inc./Canada	1,320	47,596
Iberdrola SA	19,231	160,895
OGE Energy Corp.	531	22,578
Pinnacle West Capital Corp.	325	30,465
Power Assets Holdings Ltd.	4,254	29,521
PPL Corp.	2,239	72,029
Red Electrica Corp. SA	1,264	27,309
SSE PLC	3,210	50,515

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 37

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Terna Rete Elettrica Nazionale SpA	3,992	$24,835
Xcel Energy, Inc.	1,537	84,320

		1,153,201

Multi-Utilities – 0.7%
Ameren Corp.	764	54,427
CMS Energy Corp.	840	45,696
Consolidated Edison, Inc.	962	79,317
DTE Energy Co.	525	64,869
E.ON SE	6,830	75,121
Innogy SE(a)	507	23,436
National Grid PLC	10,311	116,200
Public Service Enterprise Group, Inc.	1,581	92,979
Sempra Energy	855	102,976
WEC Energy Group, Inc.	931	71,017

		726,038

		1,879,239

Consumer Discretionary – 1.7%
Auto Components – 0.2%
Bridgestone Corp.	1,824	72,251
Cie Generale des Etablissements Michelin SCA – Class B	590	70,724
Nokian Renkaat Oyj	439	15,537
Sumitomo Rubber Industries Ltd.	457	5,891

		164,403

Automobiles – 0.5%
Bayerische Motoren Werke AG	961	81,234
Bayerische Motoren Werke AG (Preference Shares)	169	12,496
Daimler AG	2,720	162,846
General Motors Co.	3,852	152,077
Nissan Motor Co., Ltd.	6,548	56,740
Subaru Corp.	1,867	47,569
Yamaha Motor Co., Ltd.	819	16,683

		529,645

Distributors – 0.0%
Genuine Parts Co.	469	51,018

Diversified Consumer Services – 0.0%
H&R Block, Inc.	712	17,195

Hotels, Restaurants & Leisure – 0.3%
Carnival Corp.	1,331	76,878
Carnival PLC	508	28,483
Crown Resorts Ltd.	710	5,778
Darden Restaurants, Inc.	397	44,508
Flight Centre Travel Group Ltd.	193	6,270
GVC Holdings PLC	1,608	13,988
Las Vegas Sands Corp.	1,151	70,706

38 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Sands China Ltd.	7,638	$38,098
Sodexo SA	281	30,869
TUI AG	1,306	13,857

		329,435

Household Durables – 0.2%
Barratt Developments PLC	2,752	21,838
Electrolux AB – Class B	683	17,853
Garmin Ltd.	343	28,802
Iida Group Holdings Co., Ltd.	673	12,297
Leggett & Platt, Inc.	342	15,534
Persimmon PLC	933	30,135
Sekisui House Ltd.	2,060	31,015
Taylor Wimpey PLC	9,380	22,550
Whirlpool Corp.	189	26,745

		206,769

Multiline Retail – 0.3%
Harvey Norman Holdings Ltd.	2,376	6,073
Kohl’s Corp.	535	36,129
Macy’s, Inc.	970	24,046
Marks & Spencer Group PLC	5,528	19,977
Next PLC	443	29,877
Nordstrom, Inc.	325	15,366
Target Corp.	1,490	108,234
Wesfarmers Ltd.	3,413	80,459

		320,161

Specialty Retail – 0.1%
Gap, Inc. (The)	648	16,459
Kingfisher PLC	6,591	21,185
L Brands, Inc.	690	18,037

		55,681

Textiles, Apparel & Luxury Goods – 0.1%
Hanesbrands, Inc.	1,118	20,784
Tapestry, Inc.	938	32,774
Yue Yuen Industrial Holdings Ltd.	1,841	6,194

		59,752

		1,734,059

Information Technology – 1.4%
Communications Equipment – 0.7%
Cisco Systems, Inc.	13,707	709,611

Electronic Equipment, Instruments & Components – 0.0%
Venture Corp., Ltd.	526	6,916

IT Services – 0.5%
International Business Machines Corp.	2,769	382,482

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 39

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Paychex, Inc.	981	$75,557
Western Union Co. (The) – Class W	1,355	24,214

		482,253

Semiconductors & Semiconductor Equipment – 0.1%
Maxim Integrated Products, Inc.	811	44,143
Tokyo Electron Ltd.	459	62,747

		106,890

Technology Hardware, Storage & Peripherals – 0.1%
Canon, Inc.	2,971	85,335
Seagate Technology PLC	816	37,993

		123,328

		1,428,998

Materials – 1.0%
Chemicals – 0.5%
BASF SE	2,787	212,139
Covestro AG(a)	563	32,056
EMS-Chemie Holding AG	24	13,838
Evonik Industries AG	582	16,390
JSR Corp.	383	6,369
LyondellBasell Industries NV – Class A	1,020	87,230
Mitsubishi Chemical Holdings Corp.	3,747	27,710
Mitsubishi Gas Chemical Co., Inc.	803	12,295
Nutrien Ltd.	1,885	102,605
Solvay SA	230	25,731
Sumitomo Chemical Co., Ltd.	4,361	21,684

		558,047

Construction Materials – 0.0%
Boral Ltd.	3,431	12,108

Containers & Packaging – 0.1%
Amcor Ltd./Australia	3,673	39,194
International Paper Co.	1,210	55,442

		94,636

Metals & Mining – 0.3%
Boliden AB	801	21,899
Fortescue Metals Group Ltd.	4,494	19,218
Norsk Hydro ASA	2,899	11,965
Rio Tinto Ltd.	1,222	83,287
Rio Tinto PLC	3,560	204,510
voestalpine AG	377	11,655

		352,534

Paper & Forest Products – 0.1%
Stora Enso Oyj – Class R	1,697	22,729

40 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

UPM-Kymmene Oyj	1,579	$47,613

		70,342

		1,087,667

Real Estate – 0.3%
Real Estate Management & Development – 0.3%
Daito Trust Construction Co., Ltd.	260	36,033
First Capital Realty, Inc.	800	13,022
Hang Lung Properties Ltd.	6,171	14,570
Henderson Land Development Co., Ltd.	4,761	26,919
LendLease Group	1,999	18,271
New World Development Co., Ltd.	16,979	27,108
Sino Land Co., Ltd.	10,511	19,568
Sun Hung Kai Properties Ltd.	4,940	81,904
Swire Properties Ltd.	3,438	13,801
Swiss Prime Site AG(c)	242	20,400
Wharf Holdings Ltd. (The)	2,100	6,569

		278,165

Total Common Stocks (cost $24,798,256)		25,949,912

PREFERRED STOCKS – 6.5%
Real Estate – 6.5%
Diversified REITs – 1.1%
Colony Capital, Inc. Series H 7.125%	8,400	177,828
Colony Capital, Inc. Series I 7.15%	2,525	54,363
Global Net Lease, Inc. Series A 7.25%	5,900	151,335
Investors Real Estate Trust Series C 6.625%	1,675	41,038
PS Business Parks, Inc. Series X 5.25%	10,000	239,500
Spirit Realty Capital, Inc. Series A 6.00%	6,800	156,536
VEREIT, Inc. Series F 6.70%	11,250	279,900

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 41

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Vornado Realty Trust Series K 5.70%	1,600	$40,000

		1,140,500

Hotel & Resort REITs – 1.2%
Ashford Hospitality Trust, Inc. Series F 7.375%	9,475	211,197
Ashford Hospitality Trust, Inc. Series G 7.375%	1,000	21,500
Hersha Hospitality Trust Series C 6.875%	1,000	23,910
Hersha Hospitality Trust Series E 6.50%	12,600	294,084
Pebblebrook Hotel Trust Series C 6.50%	2,600	66,430
Pebblebrook Hotel Trust Series F 6.30%	5,600	138,936
Summit Hotel Properties, Inc. Series E 6.25%	10,500	234,150
Sunstone Hotel Investors, Inc. Series E 6.95%	8,000	213,200

		1,203,407

Industrial REITs – 0.4%
Monmouth Real Estate Investment Corp. Series C 6.125%	9,500	228,380
Rexford Industrial Realty, Inc. Series A 5.875%	2,250	54,720
Rexford Industrial Realty, Inc. Series B 5.875%	6,850	166,832

		449,932

Office REITs – 0.2%
Boston Properties, Inc. Series B 5.25%	3,100	76,880

42 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

SL Green Realty Corp. Series I 6.50%	7,100	$184,103

		260,983

Residential REITs – 0.9%
American Homes 4 Rent Series E 6.35%	4,725	121,102
American Homes 4 Rent Series F 5.875%	9,600	235,680
Apartment Investment & Management Co. Series A 6.875%	9,400	245,622
UMH Properties, Inc. Series C 6.75%	10,300	262,959
UMH Properties, Inc. Series D 6.375%	2,000	46,700

		912,063

Retail REITs – 1.8%
Brookfield Property REIT, Inc. Series A 6.375%	11,025	271,105
Cedar Realty Trust, Inc. Series C 6.50%	9,475	194,616
Kimco Realty Corp. Series J 5.50%	10,200	246,024
Pennsylvania Real Estate Investment Trust Series D 6.875%	3,000	61,800
Saul Centers, Inc. Series C 6.875%	375	9,863
Saul Centers, Inc. Series D 6.125%	10,000	235,300
SITE Centers Corp. Series A 6.375%	15,800	390,734
Taubman Centers, Inc. Series J 6.50%	7,050	179,070
Urstadt Biddle Properties, Inc. Series G 6.75%	1,325	33,622

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 43

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Urstadt Biddle Properties, Inc. Series H 6.25%	8,375	$213,981

		1,836,115

Specialized REITs – 0.9%
Digital Realty Trust, Inc. Series C 6.625%	9,100	242,606
Digital Realty Trust, Inc. Series G 5.875%	3,650	95,484
EPR Properties Series G 5.75%	9,225	209,869
National Storage Affiliates Trust Series A 6.00%	3,000	72,420
Public Storage Series C 5.125%	11,200	266,000

		886,379

Total Preferred Stocks (cost $6,920,480)		6,689,379

INVESTMENT COMPANIES – 3.7%
Funds and Investment Trusts – 3.7%(h)
Invesco KBW Premium Yield Equity REIT ETF	9,208	279,739
iShares International Developed Real Estate ETF	4,416	129,654
iShares Mortgage Real Estate ETF	40,020	1,730,065
JPMorgan Alerian MLP Index ETN	61,197	1,507,894
Vanguard Real Estate ETF	2,068	173,691

Total Investment Companies (cost $4,091,336)		3,821,043

	Principal Amount (000)
CORPORATES – NON-INVESTMENT GRADE – 0.1%
Industrial – 0.1%
Energy – 0.1%
California Resources Corp. 8.00%, 12/15/22(a) (cost $88,811)	$110	87,883

44 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.4%
Short-Term Municipal Notes – 0.4%
County of Richland SC Series 2019A 3.00%, 2/27/20 (cost $379,580)	$375	$379,575

Total Investments – 90.1% (cost $91,629,868)		93,305,713
Other assets less liabilities – 9.9%		10,308,713

Net Assets – 100.0%		$103,614,426

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at February 28, 2019	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Amsterdam Index Futures	2	March 2019	EUR	0	***	$242,350	$246,153	$3,803
Dax Index Futures	13	March 2019	EUR	0	***	747,085	774,683	27,598
Euro STOXX 50 Index Futures	2	March 2019	EUR	0	***	613,992	655,171	41,179
Euro-CAC40 10 Futures	45	March 2019	EUR	0	***	1,565,128	1,688,089	122,961
FTSE 100 Index Futures	6	March 2019	GBP	0	***	532,329	563,075	30,746
FTSE/MIB Index Futures	1	March 2019	EUR	0	***	105,956	117,470	11,514
IBEX 35 Index Futures	3	March 2019	EUR	0	***	306,182	317,079	10,897
Mini MSCI Emerging Markets Futures	19	March 2019	USD	1		938,438	994,365	55,927
OMXS30 Index Futures	59	March 2019	SEK	6		987,501	1,004,201	16,700
S&P 500 E-Mini Futures	53	March 2019	USD	3		7,020,876	7,379,455	358,579
S&P TSX 60 Index Futures	4	March 2019	CAD	1		537,693	578,988	41,295
SPI 200 Futures	4	March 2019	AUD	0	***	400,364	436,179	35,815
Topix Index Futures	7	March 2019	JPY	70		988,135	1,008,568	20,433

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 45

PORTFOLIO OF INVESTMENTS (continued)

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at February 28, 2019	Unrealized Appreciation/ (Depreciation)
U.S. T-Note 10 Yr (CBT) Futures	75	June 2019	USD	7,500		$9,191,764	$9,150,000	$(41,764)

Sold Contracts
10 Yr Australian Bond Futures	22	March 2019	AUD	2,200		2,046,623	2,106,962	(60,339)
10 Yr Canadian Bond Futures	12	June 2019	CAD	1,200		1,242,887	1,237,524	5,363
Euro-Bund Futures	4	March 2019	EUR	400		753,351	752,127	1,224
Hang Seng Index Futures	3	March 2019	HKD	0	***	553,213	547,775	5,438
MSCI Singapore Index ETS Futures	27	March 2019	SGD	3		730,120	718,536	11,584
S&P 500 E-Mini Futures	10	March 2019	USD	1		1,328,188	1,392,350	(64,162)
S&P TSX 60 Index Futures	5	March 2019	CAD	1		691,153	723,736	(32,583)
SPI 200 Futures	2	March 2019	AUD	0	***	195,990	218,090	(22,100)

								$580,108

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	COP	850,545	USD	273	3/15/19	$(3,130)
Barclays Bank PLC	BRL	1,522	USD	407	3/06/19	1,913
Barclays Bank PLC	USD	408	BRL	1,522	3/06/19	(2,840)
Barclays Bank PLC	PHP	50,631	USD	960	3/14/19	(15,729)
Barclays Bank PLC	USD	318	PHP	16,708	3/14/19	3,559
Barclays Bank PLC	AUD	606	USD	438	3/15/19	8,057
Barclays Bank PLC	EUR	932	USD	1,073	3/15/19	11,323
Barclays Bank PLC	JPY	229,216	USD	2,117	3/15/19	58,545
Barclays Bank PLC	NOK	5,399	USD	633	3/15/19	1,912
Barclays Bank PLC	USD	526	MXN	10,825	3/15/19	34,243
Barclays Bank PLC	USD	596	NOK	4,990	3/15/19	(12,711)
Barclays Bank PLC	USD	862	SEK	7,640	3/15/19	(33,975)
Barclays Bank PLC	USD	130	INR	9,176	3/18/19	(651)
Barclays Bank PLC	BRL	1,522	USD	407	4/02/19	2,754
Barclays Bank PLC	CNY	3,736	USD	552	4/17/19	(5,825)
Barclays Bank PLC	USD	372	IDR	5,247,625	5/09/19	(4,623)
Barclays Bank PLC	USD	944	IDR	13,624,616	5/09/19	9,983
Barclays Bank PLC	KRW	808,168	USD	718	5/16/19	(1,120)
BNP Paribas SA	USD	517	AUD	717	3/15/19	(8,362)
BNP Paribas SA	USD	629	GBP	490	3/15/19	21,117
BNP Paribas SA	USD	1,106	NZD	1,644	3/15/19	14,183
Citibank, NA	USD	675	RUB	44,544	3/07/19	635
Citibank, NA	USD	117	TWD	3,601	3/14/19	(333)
Citibank, NA	CLP	523,909	USD	784	3/15/19	(15,272)

46 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	891	EUR	775	3/15/19	$(8,495)
Citibank, NA	EUR	939	USD	1,082	6/17/19	4,090
Credit Suisse International	GBP	490	USD	617	3/15/19	(32,919)
Credit Suisse International	USD	579	SEK	5,290	3/15/19	(6,277)
Credit Suisse International	USD	1,014	CAD	1,333	6/17/19	1,042
Deutsche Bank AG	USD	554	INR	39,522	3/18/19	3,120
Goldman Sachs Bank USA	BRL	211	USD	56	3/06/19	(384)
Goldman Sachs Bank USA	BRL	1,311	USD	353	3/06/19	3,885
Goldman Sachs Bank USA	USD	407	BRL	1,522	3/06/19	(1,913)
Goldman Sachs Bank USA	USD	733	RUB	48,932	3/07/19	9,253
Goldman Sachs Bank USA	USD	621	PHP	32,771	3/14/19	10,826
Goldman Sachs Bank USA	USD	149	TWD	4,555	3/14/19	(906)
Goldman Sachs Bank USA	USD	731	CAD	979	3/15/19	13,098
JPMorgan Chase Bank, NA	SEK	9,238	USD	1,032	3/15/19	31,277
Morgan Stanley & Co., Inc.	TWD	23,392	USD	770	3/14/19	10,811
Morgan Stanley & Co., Inc.	COP	580,076	USD	184	3/15/19	(3,904)
Morgan Stanley & Co., Inc.	USD	1,331	JPY	149,096	3/15/19	7,294
Natwest Markets PLC	USD	609	PHP	32,405	3/14/19	15,034
Natwest Markets PLC	PEN	570	USD	171	3/15/19	(1,345)
Standard Chartered Bank	CNY	5,005	USD	737	4/17/19	(10,291)
State Street Bank & Trust Co.	AUD	380	USD	272	3/15/19	2,612
State Street Bank & Trust Co.	CAD	751	USD	564	3/15/19	(6,512)
State Street Bank & Trust Co.	CHF	335	USD	342	3/15/19	5,742
State Street Bank & Trust Co.	CZK	6,394	USD	283	3/15/19	(814)
State Street Bank & Trust Co.	EUR	28	USD	32	3/15/19	251
State Street Bank & Trust Co.	NOK	1,585	USD	186	3/15/19	369
State Street Bank & Trust Co.	NZD	888	USD	613	3/15/19	7,725
State Street Bank & Trust Co.	PLN	1,368	USD	365	3/15/19	3,119
State Street Bank & Trust Co.	SEK	4,713	USD	526	3/15/19	15,260
State Street Bank & Trust Co.	THB	10,355	USD	317	3/15/19	(12,063)
State Street Bank & Trust Co.	USD	575	AUD	801	3/15/19	(6,917)
State Street Bank & Trust Co.	USD	132	CAD	177	3/15/19	2,365
State Street Bank & Trust Co.	USD	222	CZK	5,020	3/15/19	710
State Street Bank & Trust Co.	USD	212	EUR	186	3/15/19	(530)
State Street Bank & Trust Co.	USD	572	MXN	11,880	3/15/19	43,558
State Street Bank & Trust Co.	USD	398	NOK	3,373	3/15/19	(3,987)
State Street Bank & Trust Co.	USD	456	NZD	678	3/15/19	5,901
State Street Bank & Trust Co.	USD	113	SEK	1,021	3/15/19	(2,586)
State Street Bank & Trust Co.	USD	197	THB	6,290	3/15/19	2,775
State Street Bank & Trust Co.	USD	436	TRY	2,449	3/15/19	19,637
State Street Bank & Trust Co.	USD	154	ZAR	2,082	3/15/19	(6,609)
State Street Bank & Trust Co.	ZAR	2,082	USD	143	3/15/19	(4,210)
State Street Bank & Trust Co.	HUF	71,174	USD	257	6/17/19	(1,429)
State Street Bank & Trust Co.	NOK	2,008	USD	237	6/17/19	1,670
State Street Bank & Trust Co.	THB	6,754	USD	217	6/17/19	1,844
State Street Bank & Trust Co.	USD	235	MXN	4,572	6/17/19	(1,363)

						$173,467

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 47

PORTFOLIO OF INVESTMENTS (continued)

CALL OPTIONS WRITTEN (see Note D)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index(i)	Citibank, NA	270	EUR	3,250.00	March 2019	EUR	878	$13,890	$(17,395)
FTSE 100 Index(i)	Citibank, NA	50	GBP	7,200.00	March 2019	GBP	360	3,677	(1,103)
Nikkei 225 Index(i)	Goldman Sachs International	3,000	JPY	21,375.00	March 2019	JPY	64,125	8,228	(4,741)
S&P 500 Index(i)	Goldman Sachs International	1,100	USD	2,790.00	March 2019	USD	3,069	43,648	(25,341)

								$69,443	$(48,580)

PUT OPTIONS WRITTEN (see Note D)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index(i)	Citibank, NA	270	EUR	3,250.00	March 2019	EUR	878	$9,184	$(4,525)
FTSE 100 Index(i)	Citibank, NA	50	GBP	7,200.00	March 2019	GBP	360	8,232	(10,329)
Nikkei 225 Index(i)	Goldman Sachs International	3,000	JPY	21,375.00	March 2019	JPY	64,125	7,382	(4,473)
S&P 500 Index(i)	Goldman Sachs International	1,100	USD	2,790.00	March 2019	USD	3,069	21,736	(31,410)

								$46,534	$(50,737)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
NOK	7,850	4/27/27	6 Month NIBOR	1.935%	Semi-Annual/ Annual	$5,995	$—	$5,995
SEK	1,770	6/08/28	3 Month STIBOR	1.178%	Quarterly/ Annual	5,839	—	5,839
CHF	480	7/12/28	6 Month LIBOR	0.403%	Semi-Annual/ Annual	11,541	—	11,541
CHF	520	9/10/28	6 Month LIBOR	0.400%	Semi-Annual/ Annual	11,020	—	11,020
NOK	1,390	10/11/28	6 Month NIBOR	2.396%	Semi-Annual/ Annual	5,261	—	5,261
NOK	9,670	11/13/28	6 Month NIBOR	2.322%	Semi-Annual/ Annual	26,933	—	26,933
SEK	7,180	11/13/28	3 Month STIBOR	1.273%	Quarterly/ Annual	23,851	—	23,851
CHF	980	11/13/28	6 Month LIBOR	0.510%	Semi-Annual/ Annual	31,865	—	31,865

48 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
NZD	420	11/13/28	3 Month BKBM	3.105%	Quarterly/ Semi-Annual	$18,597	$—	$18,597
NOK	1,230	12/11/28	6 Month NIBOR	2.172%	Semi-Annual/ Annual	1,317	—	1,317
SEK	1,100	12/11/28	3 Month STIBOR	1.120%	Quarterly/ Annual	1,818	—	1,818
SEK	5,180	12/14/28	3 Month STIBOR	1.112%	Quarterly/ Annual	7,953	—	7,953
SEK	2,870	1/11/29	3 Month STIBOR	1.080%	Quarterly/ Annual	2,824	—	2,824
NZD	80	1/11/29	3 Month BKBM	2.653%	Quarterly/ Semi-Annual	956	—	956
CHF	60	1/11/29	6 Month LIBOR	0.299%	Semi-Annual/ Annual	492	—	492
NOK	2,540	2/08/29	6 Month NIBOR	2.072%	Semi-Annual/ Annual	(345)	—	(345)

						$155,917	$—	$155,917

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX. NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.20%	USD	70	$(8,480)	$(9,184)	$704
CDX-CMBX. NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	8	(969)	(814)	(155)
Credit Suisse International
CDX-CMBX. NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	138	(16,719)	(17,443)	724
CDX-CMBX. NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	4	(485)	(509)	24
CDX-CMBX. NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	3	(364)	(308)	(56)

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 49

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX. NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.20%	USD	54	$(6,537)	$(5,549)	$(988)
CDX-CMBX. NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	81	(9,813)	(8,110)	(1,703)
Goldman Sachs International
CDX-CMBX. NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	149	(18,039)	(21,994)	3,955
CDX-CMBX. NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	26	(3,150)	(3,397)	247
CDX-CMBX. NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	7	(848)	(915)	67
CDX-CMBX. NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	69	(8,359)	(6,706)	(1,653)

						$(73,763)	$(74,929)	$1,166

*	Termination date

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	1,864	8/31/20	2.235%	CPI	#	Maturity	$(22,538)
Barclays Bank PLC	USD	1,865	9/04/20	2.248%	CPI	#	Maturity	(22,575)
Barclays Bank PLC	USD	2,083	9/20/20	2.263%	CPI	#	Maturity	(25,039)
Barclays Bank PLC	USD	2,079	10/15/20	2.208%	CPI	#	Maturity	(21,692)
Barclays Bank PLC	USD	1,067	10/15/20	2.210%	CPI	#	Maturity	(11,185)
Citibank, NA	USD	1,520	10/17/20	2.220%	CPI	#	Maturity	(16,056)
JPMorgan Chase Bank, NA	USD	1,911	8/30/20	2.210%	CPI	#	Maturity	(22,066)

								$(141,151)

50 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA iBoxx $ Liquid High Yield Index	5,800,000	LIBOR	Quarterly	USD	5,800	3/20/19	$6,713
Pay Total Return on Reference Obligation
JPMorgan Chase Bank, NA iBoxx $ Liquid High Yield Index	5,800,000	LIBOR	Maturity	USD	5,800	3/20/19	(405,611)
JPABSAA1(1)	352,015	0.00%	Maturity	USD	35,887	3/29/19	– 0	–

							$(398,898)

**	Principal amount less than 500.

***	Notional amount less than 500.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate market value of these securities amounted to $5,618,526 or 5.4% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)	Non-income producing security.

(d)	Defaulted.

(e)	When-Issued or delayed delivery security.

(f)	Defaulted matured security.

(g)	Illiquid security.

(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov.

(i)	One contract relates to 1 share.

As of February 28, 2019, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.2% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 51

PORTFOLIO OF INVESTMENTS (continued)

Glossary:

AGM – Assured Guaranty Municipal

ASX – Australian Stock Exchange

BKBM – Bank Bill Benchmark (New Zealand)

CBT – Chicago Board of Trade

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

ETN – Exchange Traded Note

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

IBEX – International Business Exchange

LIBOR – London Interbank Offered Rates

MIB – Milano Italia Borsa

MSCI – Morgan Stanley Capital International

NATL – National Interstate Corporation

NIBOR – Norwegian Interbank Offered Rate

REIT – Real Estate Investment Trust

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

(1)	The following table represents the 50 largest (long/short) equity basket holdings underlying the total return swap with JPABSAA1 as of February 28, 2019.

Security Description	Shares	Notional Value as of 2/28/19	Percent of Basket’s Value
S&P 500 Total Return	(3,163)	$(17,619,971)	(49.1)%
MSCI Daily TR Gross EAFE	(1,389)	(10,729,880)	(29.9)%
J.P. Morgan Cash Index	3,915	1,162,703	3.2%
MSCI Daily TR Gross Canada	(146)	(1,076,577)	(3.0)%
Roche Holding AG	3,188	886,381	2.5%
Nice Ltd.	66	775,135	2.2%
Microsoft Corp	6,761	757,192	2.1%
Raytheon Corp	4,071	757,192	2.1%
HKT Trust & HKT Ltd.	467,148	714,129	2.0%
Royal Dutch Shell PLC	216	678,243	1.9%
Merck & Co, Inc.	8,240	667,478	1.9%
Fidelity National Financial, Inc.	18,353	642,357	1.8%
Ross Stores, Inc.	6,762	642,357	1.8%
Boeing Co/The	1,403	617,237	1.7%
Philip Morris International, Inc.	6,930	602,883	1.7%
Toronto-Dominion Bank/The	10,398	592,117	1.7%
Apple, Inc.	3,277	566,997	1.6%
Nippon Telegraph & Telephone Corp	12,897	556,231	1.6%
Automatic Data Processing, Inc.	3,612	552,643	1.5%
Booz Allen Hamilton Holding Corp	10,224	541,877	1.5%
TJX Cos, Inc./The	10,484	534,700	1.5%
Check Point Software Technolog	4,353	531,111	1.5%
NN Group NV	12,025	520,345	1.5%
Royal Bank of Canada	6,607	516,757	1.4%
RELX PLC	22,533	513,168	1.4%
Oracle Corp	9,800	509,580	1.4%
Walmart, Inc.	5,039	498,814	1.4%

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PORTFOLIO OF INVESTMENTS (continued)

Security Description	Shares	Notional Value as of 2/28/19	Percent of Basket’s Value
Paychex, Inc.	6,292	$484,459	1.4%
Gilead Sciences, Inc.	7,288	473,694	1.3%
Pfizer, Inc.	11,016	473,694	1.3%
Oracle Corp Japan	6,297	470,105	1.3%
Dollar General Corp	3,954	466,517	1.3%
British American Tobacco PLC	118	434,219	1.2%
McDonald’s Corp	2,360	434,219	1.2%
Comcast Corp	11,042	430,631	1.2%
Nippon Building Fund, Inc.	66	430,631	1.2%
Wolters Kluwer NV	6,249	412,688	1.2%
EDP – Energias de Portugal SA	114,504	391,156	1.1%
Aristocrat Leisure Ltd.	21,790	387,568	1.1%
Koninklijke Ahold Delhaize NV	14,250	373,213	1.0%
Home Depot, Inc./The	1,998	369,625	1.0%
Vonovia SE	7,549	369,625	1.0%
Novo Nordisk A/S	7,448	366,036	1.0%
Intercontinental Exchange, Inc.	4,707	362,447	1.0%
Amadeus IT Group SA	4,727	355,270	1.0%
Merlin Properties Socimi SA	27,504	344,505	1.0%
UnitedHealth Group, Inc.	1,424	344,505	1.0%
Quebecor, Inc.	13,883	337,327	0.9%
AutoZone, Inc.	352	330,150	0.9%
Salmar ASA	6,882	330,150	0.9%
Other	280,513	12,527,764	34.9%

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

February 28, 2019 (unaudited)

Assets
Investments in securities, at value (cost $91,629,868)	$93,305,713
Cash	5,322,397
Cash collateral due from broker	1,484,537
Foreign currencies, at value (cost $3,414,848)	3,432,646
Unaffiliated interest and dividends receivable	843,471
Unrealized appreciation on forward currency exchange contracts	391,492
Receivable for terminated total return swaps	388,104
Receivable for investment securities sold	29,040
Affiliated dividends receivable	9,382
Receivable for shares of beneficial interest sold	8,034
Unrealized appreciation on total return swaps	6,713
Other assets	2,507

Total assets	105,224,036

Liabilities
Options written, at value (premiums received $115,977)	99,317
Unrealized depreciation on total return swaps	405,611
Payable for investment securities purchased and foreign currency transactions	278,179
Unrealized depreciation on forward currency exchange contracts	218,025
Payable for variation margin on futures	201,913
Unrealized depreciation on inflation swaps	141,151
Market value on credit default swaps (net premiums received $74,929)	73,763
Payable for variation margin on centrally cleared swaps	26,231
Payable for shares of beneficial interest redeemed	20,947
Distribution fee payable	17,494
Advisory fee payable	17,151
Transfer Agent fee payable	9,814
Trustees’ fees payable	6,295
Accrued expenses and other liabilities	93,719

Total liabilities	1,609,610

Net Assets	$103,614,426

Composition of Net Assets
Shares of beneficial interest, at par	$86
Additional paid-in capital	102,525,312
Distributable earnings	1,089,028

$103,614,426

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$63,001,803	5,219,168	$12.07	*

B	$538,987	43,555	$12.37

C	$6,669,451	542,667	$12.29

Advisor	$33,404,185	2,763,231	$12.09

*	The maximum offering price per share for Class A shares was $12.61 which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended February 28, 2019 (unaudited)

Investment Income
Interest	$1,132,151
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $11,564)	828,261
Affiliated issuers	47,805	$2,008,217

Expenses
Advisory fee (see Note B)	287,999
Distribution fee—Class A	80,328
Distribution fee—Class B	2,818
Distribution fee—Class C	33,201
Transfer agency—Class A	26,735
Transfer agency—Class B	338
Transfer agency—Class C	2,886
Transfer agency—Advisor Class	13,845
Custodian	79,490
Audit and tax	36,486
Registration fees	29,468
Legal	22,149
Printing	19,685
Trustees’ fees	12,439
Miscellaneous	22,121

Total expenses	669,988
Less: expenses waived and reimbursed by the Adviser (see Note B)	(166,817)

Net expenses		503,171

Net investment income		1,505,046

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)		(488,749)
Forward currency exchange contracts		193,194
Futures		(1,151,800)
Options written		(446,595)
Swaps		408,318
Foreign currency transactions		(91,164)
Net change in unrealized appreciation/depreciation of:
Investments		(749,638)
Forward currency exchange contracts		381,823
Futures		409,106
Options written		(9,825)
Swaps		(288,323)
Foreign currency denominated assets and liabilities		27,642

Net loss on investment and foreign currency transactions		(1,806,011)

Net Decrease in Net Assets from Operations		$(300,965)

(a)	Net of foreign capital gains taxes of $233.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,505,046	$3,386,323
Net realized gain (loss) on investment and foreign currency transactions	(1,576,796)	2,874,068
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(229,215)	(3,212,261)

Net increase (decrease) in net assets from operations	(300,965)	3,048,130
Distributions to Shareholders*
Class A	(3,077,931)	(8,685,059)
Class B	(24,186)	(67,330)
Class C	(281,406)	(958,006)
Advisor Class	(1,609,841)	(4,693,202)
Transactions in Shares of Beneficial Interest
Net decrease	(3,514,360)	(6,101,101)

Total decrease	(8,808,689)	(17,456,568)
Net Assets
Beginning of period	112,423,115	129,879,683

End of period	$103,614,426	$112,423,115

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note I, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

February 28, 2019 (unaudited)

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Company”) was organized as a Massachusetts Business Trust on March 26, 1987 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Company operates as a series company currently comprised of six series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates to the AB Tax-Managed All Market Income Portfolio (formerly AB Tax-Managed Balanced Wealth Strategy) (the “Fund”). The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to 0% depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB mutual fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All four classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

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NOTES TO FINANCIAL STATEMENTS (continued)

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties.

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NOTES TO FINANCIAL STATEMENTS (continued)

Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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NOTES TO FINANCIAL STATEMENTS (continued)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and

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NOTES TO FINANCIAL STATEMENTS (continued)

any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2019:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$47,041,754		$9,336,167		$56,377,921
Common Stocks:
Health Care		2,581,293		2,333,634		– 0	–	4,914,927
Consumer Staples		2,810,394		1,713,865		– 0	–	4,524,259
Financials		1,357,488		1,599,838		– 0	–	2,957,326
Industrials		858,399		1,760,754		– 0	–	2,619,153
Communication Services		1,641,186		805,295		– 0	–	2,446,481
Energy		1,529,677		549,961		– 0	–	2,079,638
Utilities		1,256,251		622,988		– 0	–	1,879,239
Consumer Discretionary		786,161		947,898		– 0	–	1,734,059
Information Technology		1,274,000		154,998		– 0	–	1,428,998
Materials		245,277		842,390		– 0	–	1,087,667
Real Estate		13,022		265,143		– 0	–	278,165
Preferred Stocks		6,689,379		– 0	–	– 0	–	6,689,379
Investment Companies		3,821,043		– 0	–	– 0	–	3,821,043
Corporates – Non-Investment Grade		– 0	–	87,883		– 0	–	87,883
Short-Term Investments		– 0	–	379,575		– 0	–	379,575

Total Investments in Securities		24,863,570		59,105,976		9,336,167		93,305,713
Other Financial Instruments(a):
Assets:
Futures		462,388		338,668		– 0	–	801,056	(b)
Forward Currency Exchange Contracts		– 0	–	391,492		– 0	–	391,492
Centrally Cleared Interest Rate Swaps		– 0	–	156,262		– 0	–	156,262	(b)
Total Return Swaps		– 0	–	6,713		– 0	–	6,713
Liabilities:
Futures		(198,848)		(22,100)		– 0	–	(220,948	)(b)
Forward Currency Exchange Contracts		– 0	–	(218,025)		– 0	–	(218,025)
Call Options Written		– 0	–	(48,580)		– 0	–	(48,580)
Put Options Written		– 0	–	(50,737)		– 0	–	(50,737)
Centrally Cleared Interest Rate Swaps		– 0	–	(345)		– 0	–	(345	)(b)
Credit Default Swaps		– 0	–	(73,763)		– 0	–	(73,763)
Inflation (CPI) Swaps		– 0	–	(141,151)		– 0	–	(141,151)
Total Return Swaps		– 0	–	(405,611)		– 0	–	(405,611)

Total(c)		$25,127,110		$59,038,799		$9,336,167		$93,502,076

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NOTES TO FINANCIAL STATEMENTS (continued)

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)

Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 8/31/18	$8,607,904		$8,607,904
Accrued discounts/(premiums)	(7,045)		(7,045)
Realized gain (loss)	(285,046)		(285,046)
Change in unrealized appreciation/depreciation	191,476		191,476
Purchases	1,311,231		1,311,231
Sales	(482,353)		(482,353)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/19	$9,336,167		$9,336,167

Net change in unrealized appreciation/depreciation from investments held as of 2/28/19(a)	$(115,109)		$(115,109)

(a)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

As of February 28, 2019, all Level 3 securities were priced by third party vendors.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to

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NOTES TO FINANCIAL STATEMENTS (continued)

shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Fund pays the Adviser an advisory fee at an annual rate

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of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has contractually agreed to waive advisory fees and/or to bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transactions costs), on an annual basis (the “Expense Caps”) to .99%, 1.74%, 1.74% and .74% of the daily average net assets for the Class A, Class B, Class C and Advisor Class shares, respectively. For the six months ended February 28, 2019, such reimbursement amounted to $164,644. The Expense Caps will remain in effect through December 31, 2019.

During 2017, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, announced its intention to pursue the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (“AXA Equitable”), the holding company for a diversified financial services organization, through an initial public offering (“IPO”). AXA Equitable is the holding company for a diverse group of financial services companies, including AllianceBernstein L.P., the investment adviser to the Funds (“the Adviser”). In March 2018, AXA announced its intention to sell its entire interest in AXA Equitable over time, subject to market conditions and other factors (the “Plan”). During the second quarter of 2018, AXA Equitable completed the IPO, and, as a result, in the fourth quarter of 2018 and in the first quarter of 2019, AXA completed public offerings of additional shares of AXA Equitable’s common stock and simultaneously sold shares to AXA Equitable pursuant to a separate agreement with it. AXA also granted the underwriters of the offering an option to purchase additional shares of AXA Equitable, which was exercised. As a result of the foregoing sales of AXA Equitable shares, as of March 25, 2019, AXA owns approximately 48.3% of the shares of common stock of AXA Equitable. Contemporaneously with the IPO, AXA sold $862.5 million aggregate principal amount of its 7.25% mandatorily exchangeable notes (the “MxB Notes”) due May 15, 2021, and exchangeable into up to 43,125,000 shares of common stock (or approximately 7% of the outstanding shares of common stock of AXA Equitable). AXA retains ownership (including voting rights) of such shares of common stock until the MxB Notes are exchanged, which may be on a date that is earlier than the maturity date at AXA’s option upon the occurrence of certain events.

It is anticipated that one or more of the transactions contemplated by the Plan may ultimately result in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and therefore may be deemed an “assignment” causing a termination of each Fund’s

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current investment advisory agreement. In order to ensure that the existing investment advisory services could continue uninterrupted, at meetings held in late July through early August 2018, the Boards of Directors/Trustees (each a “Board” and collectively, the “Boards”) approved new investment advisory agreements with the Adviser, in connection with the Plan. The Boards also agreed to call and hold a joint meeting of shareholders on October 11, 2018, for shareholders of each Fund to (1) approve the new investment advisory agreement with the Adviser that would be effective after the first Change of Control Event and (2) approve any future advisory agreement approved by the Board and that has terms not materially different from the current agreement, in the event there are subsequent Change of Control Events arising from completion of the Plan that terminate the advisory agreement after the first Change of Control Event. Approval of a future advisory agreement means that shareholders may not have another opportunity to vote on a new agreement with the Adviser even upon a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of AXA Equitable.

At the December 18, 2018 adjourned shareholder meeting, shareholders approved the new and future investment advisory agreements.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective August 1, 2018, the Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2019. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended February 28, 2019, such waiver amounted to $2,173.

A summary of the Fund’s transactions in AB mutual funds for the six months ended February 28, 2019 is as follows:

Fund	Market Value 8/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/19 (000)			Dividend Income (000)
Government Money Market Portfolio	$1,665	$27,321	$28,986	$	– 0	–	$48

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The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $21,971 for the six months ended February 28, 2019.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $131 from the sale of Class A shares and received $17, $155 and $130 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended February 28, 2019.

Brokerage commissions paid on investment transactions for the six months ended February 28, 2019 amounted to $10,776, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Plans

The Fund has adopted a Plan for each class of shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a “Plan” and collectively the “Plans”). Under the Plans, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. Effective August 1, 2014, payments under the Class A shares are limited to an annual rate of .25% of Class A share’s average daily net assets. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Fund is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Fund’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities Exchange Commission as being a “compensation” plan.

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In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Plans also provide that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended February 28, 2019 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$9,570,103		$19,670,549
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$5,355,379
Gross unrealized depreciation	(3,292,265)

Net unrealized appreciation	$2,063,114

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

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At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended February 28, 2019, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from

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the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended February 28, 2019, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. The Fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price, as included on the Portfolio of Investments. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the

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underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

During the six months ended February 28, 2019, the Fund held written options for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement

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of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for OTC swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The

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Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended February 28, 2019, the Fund held interest rate swaps for hedging and non-hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended February 28, 2019, the Fund held inflation (CPI) swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of)

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the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty. As of February 28, 2019, the Fund did not have Buy Contracts outstanding with respect to the same referenced obligations and same counterparty for its Sale Contracts outstanding.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended February 28, 2019, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To

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the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended February 28, 2019, the Fund held total return swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended February 28, 2019, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on futures	$6,587	*	Receivable/Payable for variation margin on futures	$102,103	*

Equity contracts	Receivable/Payable for variation margin on futures	794,469	*	Receivable/Payable for variation margin on futures	118,845	*

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	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$156,262	*	Receivable/Payable for variation margin on centrally cleared swaps	$345	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	391,492		Unrealized depreciation on forward currency exchange contracts	218,025

Equity contracts				Options written, at value	99,317

Interest rate contracts				Unrealized depreciation on inflation swaps	141,151

Credit contracts				Market value on credit default swaps	73,763

Credit contracts	Unrealized appreciation on total return swaps	6,713		Unrealized depreciation on total return swaps	405,611

Total		$1,355,523			$1,159,160

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$(9,892)	$(80,103)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	(1,141,908)	489,209

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	$193,194	$381,823

Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation/depreciation of options written	(446,595)	(9,825)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	45,950	24,708

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	139,781	(322,457)

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	222,587	9,426

Total		$(996,883)	$492,781

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended February 28, 2019:

Futures:
Average original value of buy contracts	$27,695,784
Average original value of sale contracts	$9,356,195

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$16,703,997
Average principal amount of sale contracts	$17,797,939

Options Written:
Average notional amount	$10,673,456

Inflation Swaps:
Average notional amount	$10,758,286

Centrally Cleared Interest Rate Swaps:
Average notional amount	$6,248,105

Credit Default Swaps:
Average notional amount of buy contracts	$539,000

Total Return Swaps:
Average notional amount	$43,803,074

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NOTES TO FINANCIAL STATEMENTS (continued)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of February 28, 2019. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivatives Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivatives Assets
Barclays Bank PLC	$132,289	$(132,289)		$	– 0	–	$	– 0	–	$ – 0	–
BNP Paribas SA	35,300	(8,362)			– 0	–		– 0	–	26,938
Citibank, NA	4,725	(4,725)			– 0	–		– 0	–	– 0	–
Credit Suisse International	1,042	(1,042)			– 0	–		– 0	–	– 0	–
Deutsche Bank AG	3,120	– 0	–		– 0	–		– 0	–	3,120
Goldman Sachs Bank USA/Goldman Sachs International	37,062	(37,062)			– 0	–		– 0	–	– 0	–
JPMorgan Chase Bank, NA	37,990	(37,990)			– 0	–		– 0	–	– 0	–
Morgan Stanley & Co., Inc.	18,105	(3,904)			– 0	–		– 0	–	14,201
Natwest Markets PLC	15,034	(1,345)			– 0	–		– 0	–	13,689
State Street Bank & Trust Co.	113,538	(47,020)			– 0	–		– 0	–	66,518

Total	$398,205	$(273,739)		$	– 0	–	$	– 0	–	$124,466	^

Counterparty	Derivatives Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivatives Liabilities
Bank of America, NA	$3,130	$ – 0	–	$	– 0	–	$	– 0	–	$3,130
Barclays Bank PLC	180,503	(132,289)			– 0	–		– 0	–	48,214
BNP Paribas SA	8,362	(8,362)			– 0	–		– 0	–	– 0	–
Citibank, NA	73,508	(4,725)			– 0	–		– 0	–	68,783
Citigroup Global Markets, Inc.	9,449	– 0	–		– 0	–		– 0	–	9,449

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NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivatives Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivatives Liabilities
Credit Suisse International	$73,114	$(1,042)	$	– 0	–	$	– 0	–	$72,072
Goldman Sachs Bank USA/Goldman Sachs International	99,564	(37,062)	(62,502)	– 0	–	– 0	–
JPMorgan Chase Bank, NA	427,677	(37,990)	– 0	–	– 0	–	389,687
Morgan Stanley & Co., Inc.	3,904	(3,904)	– 0	–	– 0	–	– 0	–
Natwest Markets PLC	1,345	(1,345)	– 0	–	– 0	–	– 0	–
Standard Chartered Bank	10,291	– 0	–	– 0	–	– 0	–	10,291
State Street Bank & Trust Co.	47,020	(47,020)	– 0	–	– 0	–	– 0	–

Total	$937,867	$(273,739)	$(62,502)	$	– 0	–	$601,626	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31, 2018	Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31, 2018

Class A
Shares sold	62,831	59,319	$736,473	$776,388

Shares issued in reinvestment of dividends and distributions	234,637	589,797	2,725,020	7,572,682

Shares converted from Class B	3,725	9,276	45,154	122,429

Shares converted from Class C	48,025	209,112	592,738	2,706,653

Shares redeemed	(566,123)	(995,328)	(6,723,087)	(12,898,561)

Net decrease	(216,905)	(127,824)	$(2,623,702)	$(1,720,409)

Class B
Shares sold	1,631	3,637	$20,238	$48,126

Shares issued in reinvestment of dividends and distributions	1,908	4,911	22,636	64,560

Shares converted to Class A	3,638	(9,118)	(45,154)	(122,429)

Shares redeemed	(11,030)	(6,107)	(45,882)	(79,922)

Net decrease	(3,853)	(6,677)	$(48,162)	$(89,665)

Class C
Shares sold	20,082	29,177	$240,605	$379,376

Shares issued in reinvestment of dividends and distributions	21,718	65,212	256,037	852,359

Shares converted to Class A	47,221	(206,704)	(592,738)	(2,706,653)

Shares redeemed	(118,696)	(175,835)	(299,076)	(2,309,610)

Net decrease	(29,675)	(288,150)	$(395,172)	$(3,784,528)

Advisor Class
Shares sold	256,821	409,109	$3,066,472	$5,322,973

Shares issued in reinvestment of dividends and distributions	119,684	301,378	1,391,485	3,875,451

Shares redeemed	(406,722)	(756,015)	(4,905,281)	(9,704,923)

Net decrease	(30,217)	(45,528)	$(447,324)	$(506,499)

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Allocation Risk—The allocation of investments among different investment styles, such as equity or debt, growth or value, U.S. or non-U.S. securities, or diversification strategies, may have a more significant effect on the Fund’s net asset value, or NAV, when one of these investments is performing more poorly than another.

High Yield Securities Risk—Investments in fixed-income securities with ratings below investment grade (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Fund invest more of its assets in a particular state’s municipal securities, the Fund’s may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Fund’s investments in certain municipal securities with principal and interest payments

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NOTES TO FINANCIAL STATEMENTS (continued)

that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Real Estate Risk—The Fund’s investments in the real estate market have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in real estate investment trusts, or “REITs”, may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

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NOTES TO FINANCIAL STATEMENTS (continued)

Liquidity Risk—Liquidity risk occurs when certain investments are difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes and large positions. Foreign fixed-income securities may have more liquidity risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended February 28, 2019.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2019 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2018 and August 31, 2017 were as follows:

	2018	2017
Distributions paid from:
Ordinary income	$4,653,335	$915,382
Long-term capital gains	6,716,865	744,793

Total taxable distributions	11,370,200	1,660,175
Tax-exempt distributions	3,033,397	863,430

Total distributions paid	$14,403,597	$2,523,605

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NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,675,377	(a)
Undistributed capital gains	1,532,650
Unrealized appreciation/(depreciation)	2,177,121	(b)

Total accumulated earnings/(deficit)	$6,385,148	(c)

(a)	Includes tax exempt income of $118,183.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps, the tax treatment of passive foreign investment companies (PFICs), and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to the tax treatment of defaulted securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of August 31, 2018, the Fund did not have any capital loss carryforwards.

NOTE I

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement which removes, modifies and adds disclosures to Topic 820. The amendments in this ASU 2018-13 apply to all entities that are required, under existing U.S. GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in this ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

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NOTES TO FINANCIAL STATEMENTS (continued)

In October 2018, the U.S. Securities and Exchange Commission adopted amendments to certain disclosure requirements included in Regulation S-X that had become “redundant, duplicative, overlapping, outdated or superseded, in light of the other Commission disclosure requirements, GAAP or changes in the information environment.” The compliance date for the amendments to Regulation S-X was November 5, 2018 (for reporting period end dates of September 30, 2018 or after). Management has adopted the amendments which simplified certain disclosure requirements on the financial statements.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31,
2018	2017	2016	2015	2014

Net asset value, beginning of period	$ 12.68	$ 13.93	$ 13.20	$ 13.32	$ 14.13	$ 12.87

Income From Investment Operations

Net investment income(a)(b)	.17	.36	.34†	.17	.19	.28

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.20)	(.01)	.65	.37	(.49)	1.24

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.03)	.35	.99	.54	(.30)	1.52

Less: Dividends and Distributions

Dividends from net investment income	(.18)	(.69)	(.19)	(.21)	(.06)	(.26)

Distributions from net realized gain on investment transactions	(.40)	(.91)	(.07)	(.45)	(.45)	– 0	–

Total dividends and distributions	(.58)	(1.60)	(.26)	(.66)	(.51)	(.26)

Net asset value, end of period	$ 12.07	$ 12.68	$ 13.93	$ 13.20	$ 13.32	$ 14.13

Total Return

Total investment return based on net asset value(d)*	0%	2.54	%+	7.64	%†+	4.19%	(2.19)%	11.89%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$63,002	$68,946	$77,486	$73,526	$79,242	$95,133

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	.99	%^	.99%	1.08%	1.13%	1.13%	1.19%

Expenses, before waivers/reimbursements(e)(f)‡	1.31	%^	1.31%	1.25%	1.19%	1.18%	1.20%

Net investment income(b)	2.85	%^	2.77%	2.57	%†	1.31%	1.39%	2.03%

Portfolio turnover rate	10%	50%	85%	25%	29%	58%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.02	%^	.04%	.11%	.16%	.17%	.01%

See footnote summary on page 90.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class B
Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31,
2018	2017	2016	2015	2014

Net asset value, beginning of period	$ 12.98	$ 14.08	$ 13.27	$ 13.29	$ 14.15	$ 12.90

Income From Investment Operations

Net investment income(a)(b)	.13	.27	.24†	.08	.09	.19

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.21)	(.01)	.64	.37	(.50)	1.24

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.08)	.26	.88	.45	(.41)	1.43

Less: Dividends and Distributions

Dividends from net investment income	(.13)	(.45)	– 0	–	(.02)	– 0	–	(.18)

Distributions from net realized gain on investment transactions	(.40)	(.91)	(.07)	(.45)	(.45)	– 0	–

Total dividends and distributions	(.53)	(1.36)	(.07)	(.47)	(.45)	(.18)

Net asset value, end of period	$ 12.37	$ 12.98	$ 14.08	$ 13.27	$ 13.29	$ 14.15

Total Return

Total investment return based on net asset value(d)*	(.41)%	1.83	%+	6.69	%†+	3.46%	(2.98)%	11.14%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$539	$615	$762	$1,342	$2,322	$4,631

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	1.74	%^	1.74%	1.88%	1.88%	1.88%	1.91%

Expenses, before waivers/reimbursements(e)(f)‡	2.09	%^	2.09%	2.03%	1.94%	1.94%	1.91%

Net investment income(b)	2.10	%^	2.02%	1.80	%†	.60%	.68%	1.41%

Portfolio turnover rate	10%	50%	85%	25%	29%	58%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.02	%^	.04%	.11%	.16%	.17%	.01%

See footnote summary on page 90.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31,
2018	2017	2016	2015	2014

Net asset value, beginning of period	$ 12.90	$ 13.93	$ 13.19	$ 13.30	$ 14.17	$ 12.92

Income From Investment Operations

Net investment income(a)(b)	.13	.27	.23†	.07	.09	.18

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.21)	(.02)	.66	.37	(.50)	1.25

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.08)	.25	.89	.44	(.41)	1.43

Less: Dividends and Distributions

Dividends from net investment income	(.13)	(.37)	(.08)	(.10)	(.01)	(.18)

Distributions from net realized gain on investment transactions	(.40)	(.91)	(.07)	(.45)	(.45)	– 0	–

Total dividends and distributions	(.53)	(1.28)	(.15)	(.55)	(.46)	(.18)

Net asset value, end of period	$ 12.29	$ 12.90	$ 13.93	$ 13.19	$ 13.30	$ 14.17

Total Return

Total investment return based on net asset value(d)*	(.39)%	1.83	%+	6.82	%†+	3.40%	(2.96)%	11.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,669	$7,383	$11,986	$24,955	$27,177	$31,135

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	1.74	%^	1.74%	1.86%	1.89%	1.88%	1.90%

Expenses, before waivers/reimbursements(e)(f)‡	2.06	%^	2.05%	1.99%	1.94%	1.94%	1.90%

Net investment income(b)	2.09	%^	2.02%	1.72	%†	.56%	.63%	1.33%

Portfolio turnover rate	10%	50%	85%	25%	29%	58%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.02	%^	.04%	.11%	.16%	.17%	.01%

See footnote summary on page 90.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31,
2018	2017	2016	2015	2014

Net asset value, beginning of period	$ 12.70	$ 13.96	$ 13.24	$ 13.36	$ 14.16	$ 12.88

Income From Investment Operations

Net investment income(a)(b)	.19	.39	.37†	.20	.22	.31

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.20)	.00	(c)	.64	.38	(.49)	1.26

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.01)	.39	1.01	.58	(.27)	1.57

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.74)	(.22)	(.25)	(.08)	(.29)

Distributions from net realized gain on investment transactions	(.40)	(.91)	(.07)	(.45)	(.45)	– 0	–

Total dividends and distributions	(.60)	(1.65)	(.29)	(.70)	(.53)	(.29)

Net asset value, end of period	$ 12.09	$ 12.70	$ 13.96	$ 13.24	$ 13.36	$ 14.16

Total Return

Total investment return based on net asset value(d)*	.13%	2.95%	7.84	%†+	4.48%	(1.96)%	12.29%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$33,404	$35,479	$39,646	$39,382	$40,917	$40,249

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	.74	%^	.74%	.84%	.89%	.88%	.89%

Expenses, before waivers/reimbursements(e)(f)‡	1.06	%^	1.06%	1.00%	.94%	.94%	.90%

Net investment income(b)	3.10	%^	3.02%	2.81	%†	1.55%	1.61%	2.24%

Portfolio turnover rate	10%	50%	85%	25%	29%	58%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.02	%^	.04%	.11%	.16%	.17%	.01%

See footnote summary on page 90.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the year ended August 31, 2017, such waiver amounted to .04%.

(f)	The expense ratios presented below exclude bank overdraft expense:

	Six Months Ended February 28, 2019	Year Ended August 31,
	(unaudited)	2018	2017	2016	2015	2014
Class A
Net of waivers	N/A	.99%	N/A	N/A	N/A	N/A
Before waivers	N/A	1.30%	N/A	N/A	N/A	N/A

Class B
Net of waivers	N/A	1.74%	N/A	N/A	N/A	N/A
Before waivers	N/A	2.09%	N/A	N/A	N/A	N/A

Class C
Net of waivers	N/A	1.74%	N/A	N/A	N/A	N/A
Before waivers	N/A	2.04%	N/A	N/A	N/A	N/A

Advisor Class
Net of waivers	N/A	.74%	N/A	N/A	N/A	N/A
Before waivers	N/A	1.05%	N/A	N/A	N/A	N/A

†	For the year ended August 31, 2017, the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.012	.09%	.09%

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended August 31, 2018, August 31, 2017, August 31, 2016, August 31, 2015 and August 31, 2014 by .01%, .01%, .02%, .05% and .01%, respectively.

+

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

^	Annualized.

See notes to financial statements.

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RESULTS OF SHAREHOLDERS MEETING

(unaudited)

A Special Meeting of Shareholders of The AB Portfolios (the “Company”)—AB Tax-Managed All Market Income Portfolio (the “Fund”) was held on October 11, 2018, adjourned until December 11, 2018, and further adjourned until December 18, 2018. A description of each proposal and the number of shares voted at the Meeting are as follows (the proposal numbers shown below correspond to the proposal number in the Fund’s proxy statement):

1.	To approve and vote upon the election of Trustees for the Company, each such Trustee to serve for a term of indefinite duration and until his or her successor is duly elected and qualifies.

December 11, 2018:

Trustee:	Voted For:	Authority Withheld:
Michael J. Downey	112,255,334	2,874,198
William H. Foulk, Jr.*	112,062,437	3,067,095
Nancy P. Jacklin	112,466,540	2,662,992
Robert M. Keith	112,388,936	2,740,596
Carol C. McMullen	112,486,090	2,643,442
Gary L. Moody	112,308,212	2,821,321
Marshall C. Turner, Jr.	112,101,288	3,028,244
Earl D. Weiner	112,176,204	2,953,328

2.	To vote upon the approval of new advisory agreements for the Fund with AllianceBernstein L.P.

December 18, 2018:

Voted For	Voted Against	Abstained	Broker- Non Votes
3,079,157	289,772	201,030	983,790

*	Mr. Foulk retired on December 31, 2018.

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BOARD OF TRUSTEES

TRUSTEES

Marshall C. Turner, Jr.(1), Chairman Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Morgan C. Harting(2), Vice President Daniel J. Loewy(2), Vice President Emilie D. Wrapp, Clerk Michael B. Reyes, Senior Analyst	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller and Chief Accounting Officer Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public

Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Multi-Asset Solutions Team. Messrs. Harting and Loewy are the investment professionals primarily responsible for the day-to-day management of Tax-Managed All Market Income Portfolio.

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Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of Potential Assignments

As described in more detail in the Proxy Statement for the AB Funds dated August 20, 2018, the Boards of the AB Funds, at a meeting held on July 31-August 2, 2018, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including The AB Portfolios in respect of AB Tax-Managed All Market Income Portfolio (formerly AB Tax-Managed Balanced Wealth Strategy) (the “Fund”), in connection with the planned disposition by AXA S.A. of its remaining shares of AXA Equitable Holdings, Inc. (the indirect holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser) in one or more transactions and the related potential for one or more “assignments” (within the meaning of section 2(a)(4) of the Investment Company Act) of the advisory agreements for the AB Funds, including the Fund’s Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of one or more transactions resulting in an “assignment” of the Adviser’s advisory agreements, resulting in the automatic termination of such advisory agreements.

The shareholders of the Fund subsequently approved the Proposed Agreements at an annual meeting of shareholders called for the purpose of electing Directors and voting on the Proposed Agreements.

A discussion regarding the basis for the Boards’ approvals at the meeting held on July 31-August 2, 2018 is set forth below.

At a meeting of the AB Boards held on July 31-August 2, 2018, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. Section 15(c) of the 1940 Act provides that, after an initial period, a Fund’s Current Agreement and current sub-advisory agreement, as applicable, will remain in effect only if the Board, including a majority of the Independent Directors, annually reviews and approves them. Each of the Current Agreements had been approved by a Board within the one-year period prior to approval of its related Proposed Agreement, except that the Current Agreements for certain FlexFee funds were approved in February 2017. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of

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certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. The Directors also reviewed updated information provided by the Adviser in respect of each Fund. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of

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the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Plan and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Fund’s latest fiscal year reviewed. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors of each Fund concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Funds under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2016 and 2017, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is

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affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors concluded that each Fund’s investment performance was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider

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(the ‘‘15(c) provider’’) concerning management fee rates payable by other funds in the same category as the Fund. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style to each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Analyst and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds pursuing a similar investment strategy as the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional products managed by the Adviser that have a substantially similar investment style. The Directors also discussed these matters with their independent fee consultant.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds); (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and

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the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The Directors noted that many of the Funds may invest in shares of exchange-traded funds (‘‘ETFs’’), subject to the restrictions and limitations of the 1940 Act as these may be varied as a result of exemptive orders issued by the SEC. The Directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The Directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that each Fund’s management fee would be for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

With respect to each Fund’s management fee, the Directors considered the total expense ratio of the Fund in comparison to a peer group and peer universe selected by the 15(c) service provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. The Directors also reviewed updated expense ratio information and, in some cases, discussed with the Adviser the reasons for the expense ratios of certain Funds. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that

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an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under the Interim Advisory Agreements, the Adviser would continue to manage a Fund pursuant to an Interim Advisory Agreement until a new advisory agreement was approved by stockholders or until the end of the 150-day period, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Tax-Managed All Market Income Portfolio (formerly AB Tax-Managed Balanced Wealth Strategy) (the “Fund”) at a meeting held on July 31-August 2, 2018 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are

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independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was

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considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2016 and 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund in 2016 was not unreasonable. The directors noted that the Fund was not profitable to the Adviser in 2017.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s recent unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting at which continuance of the Advisory Agreement was approved, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

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At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2018 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also discussed these matters with their independent fee consultant.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves

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scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors considered the effects of any fee waivers and/or expense reimbursements as a result of the Adviser’s expense cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedules for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 103

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

INTERNATIONAL/ GLOBAL EQUITY (continued)

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

104 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

NOTES

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 105

NOTES

106 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

NOTES

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 107

NOTES

108 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

TAMI-0152-0219

FEB    02.28.19

SEMI-ANNUAL REPORT

AB TAX-MANAGED WEALTH APPRECIATION STRATEGY

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Tax-Managed Wealth Appreciation Strategy (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 1

SEMI-ANNUAL REPORT

April 10, 2019

This report provides management’s discussion of fund performance for AB Tax-Managed Wealth Appreciation Strategy for the semi-annual reporting period ended February 28, 2019.

The Fund’s investment objective is long-term growth of capital.

NAV RETURNS AS OF FEBRUARY 28, 2019 (unaudited)

	6 Months	12 Months

AB TAX-MANAGED WEALTH APPRECIATION STRATEGY

Class A Shares	-3.80%	-1.32%

Class B Shares[1]	-4.22%	-2.15%

Class C Shares	-4.19%	-2.11%

Advisor Class Shares[2]	-3.69%	-1.11%

MSCI ACWI (net)	-2.92%	-0.84%

1	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for additional information.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net), for the six- and 12-month periods ended February 28, 2019.

For both periods, all share classes underperformed the benchmark, before sales charges. For the six-month period, the Fund’s overall allocation of 60% US stocks and 40% non-US stocks detracted from performance, relative to the benchmark, as US equities modestly underperformed. Stock selection in emerging-market, international large-cap and US small/mid-cap value stocks detracted, while stock selection in US large caps contributed.

For the 12- month period, the greater allocation to US stocks contributed as US-based stocks meaningfully outperformed their non-US peers. Stock selection in emerging-market, international large-cap and US small/mid-cap value stocks detracted, while stock selection in US small/mid-cap growth and US large caps contributed.

The Fund did not use derivatives during either period.

2 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

MARKET REVIEW AND INVESTMENT STRATEGY

During the six-month period ended February 28, 2019, US and non-US equities declined, although emerging-market equities posted modest gains. In the US, growth-style stocks outperformed value-style stocks, and small-cap stocks outperformed their large-cap peers. Global trade tensions and rising interest rates weighed on stock market performance. In Europe, Brexit uncertainty, Italian budget issues and German economic woes persisted. Slowing global growth was an increasing concern more broadly. Global equities plummeted at the end of 2018 amid increased volatility, but recouped some losses in January and February, as corporate earnings were above analyst estimates and many central banks shared more dovish monetary policy outlooks.

The Fund’s Senior Investment Management Team (the “Team”) seeks improved equity risk control by utilizing the Adviser’s Strategic Equities services as the core equity allocation to US and international markets. This diversified exposure across equity markets and emphasis on a broad set of stocks, which includes companies with historical and projected stable earnings and higher profitability, eliminates the need for diversifiers to limit volatility.

The Team believes this allocation offers the potential to achieve higher returns, with similar levels of volatility, increasing risk-adjusted returns in an all-equity service to meet the long-term growth goal—growth of capital.

INVESTMENT POLICIES

The Fund invests primarily in equity securities, either directly or through underlying investment companies advised by the Adviser (“Underlying Portfolios”). A majority of the Fund’s assets are expected to be invested directly in US large-cap equity securities, primarily common stocks, in accordance with the Adviser’s US Strategic Equities investment strategy (“US Strategic Equities”), as described below. In addition, the Fund seeks to achieve exposure to international large-cap equity securities through investments in the International Strategic Equities Portfolio of Bernstein Fund, Inc. (“Bernstein International Strategic Equities Portfolio”) and the Tax-Managed International Portfolio of Sanford C. Bernstein Fund, Inc. (“SCB Tax-Managed International Portfolio”), each a registered investment company advised by the Adviser. The Fund also invests in other Underlying Portfolios to efficiently gain exposure to certain other types of equity securities, including small- and mid-cap and emerging-market equity securities. An Underlying Portfolio is selected based on the segment of the equity market to which the Underlying Portfolio provides exposure, its investment philosophy, and how it complements and diversifies the Fund’s overall portfolio.

(continued on next page)

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 3

Under US Strategic Equities, portfolio managers of the Adviser that specialize in various investment disciplines identify high-conviction large-cap equity securities based on their fundamental investment research for potential investment by the Fund. These securities are then assessed in terms of both this fundamental research and quantitative analysis in creating the Fund’s portfolio. In applying the quantitative analysis, the Adviser considers a number of metrics that historically have provided some indication of favorable future returns, including metrics related to valuation, quality, investor behavior and corporate behavior.

Bernstein International Strategic Equities Portfolio and SCB Tax-Managed International Portfolio focus on investing in non-US large-cap and mid-cap equity securities. Bernstein International Strategic Equities Portfolio follows a strategy similar to US Strategic Equities, but in the international context. In managing SCB Tax-Managed International Portfolio, the Adviser selects stocks by drawing on the capabilities of its separate investment teams specializing in different investment disciplines, including value, growth, stability and others.

Fluctuations in currency exchange rates can have a dramatic impact on the returns of foreign equity securities. The Adviser may employ currency hedging strategies in the Fund or the Underlying Portfolios, including the use of currency-related derivatives, to seek to reduce currency risk in the Fund or the Underlying Portfolios, but it is not required to do so.

The Fund seeks to maximize after-tax returns to shareholders by taking into account the tax impact of buy and sell investment decisions on its shareholders. For example, the Adviser may sell certain securities in order to realize capital losses. Capital losses may be used to offset realized capital gains. To minimize capital gains distributions, the Adviser may sell securities in the Fund with the highest cost basis. The Adviser may monitor the length of time the Fund has held an investment to evaluate whether the investment should be sold at a short-term gain or held for a longer period so that the gain on the investment will be taxed at the lower long-term rate. In making this decision, the Adviser considers whether, in its judgment, the risk of continued exposure to the investment is worth the tax savings of a lower capital gains rate. There can be no assurance that any of these strategies will be effective or that their use will not adversely affect the gross returns of the Fund.

4 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

DISCLOSURES AND RISKS

Benchmark Disclosure

The MSCI ACWI is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI ACWI (net, free float-adjusted, market capitalization weighted) represents the equity market performance of developed and emerging markets. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns include the reinvestment of dividends after deduction of non-US withholding tax. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock, bond or commodities markets fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

Foreign (Non-US) Risk: The Fund’s investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets, or financial resources.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies are subject to market and selection risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 5

DISCLOSURES AND RISKS (continued)

fees) and, indirectly, the expenses of the investment companies (to the extent these expenses are not waived or reimbursed by the Adviser).

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com. The performance shown for periods prior to July 14, 2017 is based on the Fund’s prior principal strategies and may not be representative of the Fund’s performance under its current principal strategies.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4) and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

6 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-1.32%	-5.54%

5 Years	5.79%	4.87%

10 Years	11.80%	11.32%

CLASS B SHARES

1 Year	-2.15%	-5.92%

5 Years	4.97%	4.97%

10 Years[1]	11.13%	11.13%

CLASS C SHARES

1 Year	-2.11%	-3.05%

5 Years	4.99%	4.99%

10 Years	10.99%	10.99%

ADVISOR CLASS SHARES[2]

1 Year	-1.11%	-1.11%

5 Years	6.05%	6.05%

10 Years	12.11%	12.11%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.40%, 2.17%, 2.15% and 1.15% for Class A, Class B, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursement agreements reduced the Fund’s annual operating expense ratios to 1.02%, 1.80%, 1.78% and 0.78% for Class A, Class B, Class C and Advisor Class shares, respectively. These waivers/reimbursement agreements may not be terminated before December 31, 2019. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Fund and the indirect expenses of the Fund’s Underlying Portfolios, as based upon the allocation of the Fund’s assets among the Underlying Portfolios. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Assumes conversion of Class B shares into Class A shares after eight years.

2

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 7

HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-3.27%

5 Years	5.02%

10 Years	10.51%

CLASS B SHARES

1 Year	-3.57%

5 Years	5.12%

10 Years[1]	10.32%

CLASS C SHARES

1 Year	-0.61%

5 Years	5.16%

10 Years	10.19%

ADVISOR CLASS SHARES[2]

1 Year	1.27%

5 Years	6.21%

10 Years	11.30%

1	Assumes conversion of Class B shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

8 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

HISTORICAL PERFORMANCE (continued)

RETURNS AFTER TAXES ON DISTRIBUTIONS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2019 (unaudited)

Returns

CLASS A SHARES

1 Year	-4.43%

5 Years	3.46%

10 Years	9.53%

CLASS B SHARES

1 Year	-4.50%

5 Years	3.85%

10 Years[1]	9.52%

CLASS C SHARES

1 Year	-1.55%

5 Years	3.83%

10 Years	9.42%

ADVISOR CLASS SHARES[2]

1 Year	0.00%

5 Years	4.55%

10 Years	10.25%

RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2019 (unaudited)

Returns

CLASS A SHARES

1 Year	-1.27%

5 Years	3.65%

10 Years	8.52%

CLASS B SHARES

1 Year	-1.57%

5 Years	3.82%

10 Years[1]	8.41%

CLASS C SHARES

1 Year	0.19%

5 Years	3.84%

10 Years	8.31%

ADVISOR CLASS SHARES[2]

1 Year	1.48%

5 Years	4.56%

10 Years	9.19%

(footnotes continued on next page)

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 9

HISTORICAL PERFORMANCE (continued)

1	Assumes conversion of Class B shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

10 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 11

EXPENSE EXAMPLE (continued)

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$962.00	$3.06	0.63%	$4.96	1.02%
Hypothetical**	$1,000	$1,021.67	$3.16	0.63%	$5.11	1.02%
Class B
Actual	$1,000	$957.80	$6.84	1.41%	$8.74	1.80%
Hypothetical**	$1,000	$1,017.80	$7.05	1.41%	$9.00	1.80%
Class C
Actual	$1,000	$958.10	$6.70	1.38%	$8.59	1.77%
Hypothetical**	$1,000	$1,017.95	$6.90	1.38%	$8.85	1.77%
Advisor Class
Actual	$1,000	$963.10	$1.85	0.38%	$3.75	0.77%
Hypothetical**	$1,000	$1,022.91	$1.91	0.38%	$3.86	0.77%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+

In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

12 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

PORTFOLIO SUMMARY

February 28, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $706.4

1

All data are as of February 28, 2019. The Fund’s security type and sector breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). Sectors shown include investments of Underlying Portfolios.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 13

PORTFOLIO OF INVESTMENTS

February 28, 2019 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 52.1%
Information Technology – 12.0%
Communications Equipment – 1.0%
Cisco Systems, Inc.	92,148	$4,770,502
Nokia Oyj (Sponsored ADR) – Class A	384,028	2,338,730

		7,109,232

Electronic Equipment, Instruments & Components – 0.3%
CDW Corp./DE	22,267	2,090,649

IT Services – 3.1%
Automatic Data Processing, Inc.	15,078	2,307,386
Cognizant Technology Solutions Corp. – Class A	31,921	2,265,753
Fidelity National Information Services, Inc.	30,084	3,253,585
PayPal Holdings, Inc.(a)	21,834	2,141,260
Total System Services, Inc.	28,288	2,670,387
Visa, Inc. – Class A	62,501	9,257,648

		21,896,019

Semiconductors & Semiconductor Equipment – 1.4%
Intel Corp.	16,761	887,663
Texas Instruments, Inc.	34,825	3,683,789
Xilinx, Inc.	39,275	4,921,157

		9,492,609

Software – 3.8%
Adobe, Inc.(a)	11,338	2,976,225
Check Point Software Technologies Ltd.(a)	14,536	1,777,753
Microsoft Corp.	128,684	14,416,468
Oracle Corp.	112,290	5,853,678
VMware, Inc. – Class A	12,137	2,085,258

		27,109,382

Technology Hardware, Storage & Peripherals – 2.4%
Apple, Inc.	64,070	11,093,721
HP, Inc.	121,141	2,390,112
Xerox Corp.	115,568	3,571,051

		17,054,884

		84,752,775

Financials – 7.8%
Banks – 3.6%
Bank of America Corp.	266,733	7,756,596
Citigroup, Inc.	68,949	4,411,357
JPMorgan Chase & Co.	68,346	7,132,589
Wells Fargo & Co.	117,151	5,844,663

		25,145,205

14 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Capital Markets – 1.1%
CME Group, Inc. – Class A	15,540	$2,826,881
Goldman Sachs Group, Inc. (The)	17,238	3,390,715
S&P Global, Inc.	8,219	1,646,841

		7,864,437

Consumer Finance – 0.5%
Capital One Financial Corp.	4,640	387,811
Synchrony Financial	88,337	2,880,670

		3,268,481

Diversified Financial Services – 0.9%
Berkshire Hathaway, Inc. – Class B(a)	32,318	6,505,613

Insurance – 1.7%
Allstate Corp. (The)	1,156	109,103
Everest Re Group Ltd.	20,558	4,648,369
Fidelity National Financial, Inc.	94,810	3,326,883
Progressive Corp. (The)	58,035	4,230,752

		12,315,107

		55,098,843

Health Care – 6.4%
Biotechnology – 1.3%
Biogen, Inc.(a)	9,942	3,261,075
Gilead Sciences, Inc.	64,091	4,167,197
Vertex Pharmaceuticals, Inc.(a)	9,241	1,744,239

		9,172,511

Health Care Equipment & Supplies – 0.9%
Edwards Lifesciences Corp.(a)	17,730	3,001,512
Intuitive Surgical, Inc.(a)	2,145	1,174,623
Medtronic PLC	25,222	2,282,591

		6,458,726

Health Care Providers & Services – 1.6%
Anthem, Inc.	15,728	4,729,882
UnitedHealth Group, Inc.	28,288	6,851,919

		11,581,801

Pharmaceuticals – 2.6%
Johnson & Johnson	11,584	1,582,838
Merck & Co., Inc.	53,059	4,313,166
Pfizer, Inc.	159,874	6,930,538
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	89,300	1,502,919
Zoetis, Inc.	39,761	3,746,679

		18,076,140

		45,289,178

Consumer Discretionary – 6.1%
Auto Components – 0.6%
Magna International, Inc. – Class A	73,655	3,883,828

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 15

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 0.4%
McDonald’s Corp.	14,040	$2,581,114
Starbucks Corp.	8,366	587,795

		3,168,909

Internet & Direct Marketing Retail – 0.3%
Booking Holdings, Inc.(a)	1,265	2,146,756

Multiline Retail – 0.5%
Dollar General Corp.	30,905	3,661,006

Specialty Retail – 3.5%
AutoZone, Inc.(a)	4,888	4,589,685
Home Depot, Inc. (The)	38,538	7,134,925
Ross Stores, Inc.	50,495	4,788,441
TJX Cos., Inc. (The)	119,228	6,115,204
Ulta Salon Cosmetics & Fragrance, Inc.(a)	5,899	1,843,379

		24,471,634

Textiles, Apparel & Luxury Goods – 0.8%
NIKE, Inc. – Class B	65,504	5,615,658

		42,947,791

Communication Services – 5.9%
Diversified Telecommunication Services – 0.9%
Verizon Communications, Inc.	105,117	5,983,260

Entertainment – 0.5%
Walt Disney Co. (The)	34,009	3,837,575

Interactive Media & Services – 3.0%
Alphabet, Inc. – Class A(a)	1,345	1,515,210
Alphabet, Inc. – Class C(a)	10,558	11,824,115
Facebook, Inc. – Class A(a)	50,661	8,179,218

		21,518,543

Media – 1.1%
Comcast Corp. – Class A	198,933	7,692,739

Wireless Telecommunication Services – 0.4%
T-Mobile US, Inc.(a)	34,179	2,468,066

		41,500,183

Consumer Staples – 3.8%
Beverages – 0.7%
PepsiCo, Inc.	41,258	4,771,075

Food & Staples Retailing – 1.9%
Costco Wholesale Corp.	20,537	4,492,263
US Foods Holding Corp.(a)	99,619	3,510,574
Walmart, Inc.	54,375	5,382,581

		13,385,418

Household Products – 0.7%
Procter & Gamble Co. (The)	49,573	4,885,419

16 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Tobacco – 0.5%
Altria Group, Inc.	69,233	$3,628,502

		26,670,414

Industrials – 3.2%
Aerospace & Defense – 1.7%
Boeing Co. (The)	14,023	6,169,559
Northrop Grumman Corp.	6,621	1,919,825
Raytheon Co.	21,869	4,078,569

		12,167,953

Airlines – 0.4%
Delta Air Lines, Inc.	60,757	3,012,332

Electrical Equipment – 0.0%
Eaton Corp. PLC	3,316	264,517

Industrial Conglomerates – 0.6%
Honeywell International, Inc.	27,975	4,310,108

Road & Rail – 0.5%
Norfolk Southern Corp.	18,679	3,349,145

		23,104,055

Real Estate – 2.8%
Equity Real Estate Investment Trusts (REITs) – 2.3%
CubeSmart	88,621	2,715,347
Mid-America Apartment Communities, Inc.	52,879	5,477,207
Regency Centers Corp.	62,513	4,078,973
Sun Communities, Inc.	35,017	3,976,881

		16,248,408

Real Estate Management & Development – 0.5%
CBRE Group, Inc. – Class A(a)	71,101	3,537,986

		19,786,394

Energy – 2.6%
Energy Equipment & Services – 0.2%
National Oilwell Varco, Inc.	57,368	1,614,336

Oil, Gas & Consumable Fuels – 2.4%
Chevron Corp.	39,474	4,720,301
EOG Resources, Inc.	30,759	2,891,346
Exxon Mobil Corp.	34,252	2,706,935
Marathon Petroleum Corp.	28,994	1,797,918
Royal Dutch Shell PLC (Sponsored ADR)	70,313	4,472,610

		16,589,110

		18,203,446

Utilities – 1.3%
Electric Utilities – 0.8%
American Electric Power Co., Inc.	65,896	5,347,460
Edison International	4,800	287,472

		5,634,932

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 17

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Multi-Utilities – 0.5%
NiSource, Inc.	124,897	$3,369,721

		9,004,653

Materials – 0.2%
Chemicals – 0.2%
Westlake Chemical Corp.	20,613	1,440,230

Total Common Stocks (cost $275,206,369)		367,797,962

INVESTMENT COMPANIES – 47.4%
Funds and Investment Trusts – 47.4%(b)(c)
AB Discovery Growth Fund, Inc. – Class Z	1,512,466	17,257,232
AB Trust – AB Discovery Value Fund, Inc. – Class Z	854,342	16,710,936
Bernstein Fund, Inc. – International Small Cap Portfolio – Class Z	4,026,592	42,238,947
Bernstein Fund, Inc. – International Strategic Equities Portfolio – Class Z	12,125,114	140,287,571
Bernstein Fund, Inc. – Small Cap Core Portfolio – Class Z	1,761,922	19,504,480
Sanford C. Bernstein Fund, Inc. – Emerging Markets Portfolio – Class Z	758,691	19,885,304
Sanford C. Bernstein Fund, Inc. – Tax-Managed International Portfolio – Class Z	4,952,805	79,145,821

Total Investment Companies (cost $359,748,999)		335,030,291

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.35%(b)(c)(d) (cost $2,044,603)	2,044,603	2,044,603

Total Investments – 99.8% (cost $636,999,971)		704,872,856
Other assets less liabilities – 0.2%		1,553,665

Net Assets – 100.0%		$706,426,521

(a)	Non-income producing security.

(b)	Affiliated investments.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

18 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

February 28, 2019 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $275,206,369)	$367,797,962
Affiliated issuers (cost $361,793,602)	337,074,894
Cash	845,787
Unaffiliated dividends receivable	784,966
Receivable for shares of beneficial interest sold	619,931
Affiliated dividends receivable	5,050
Other assets	145,320

Total assets	707,273,910

Liabilities
Payable for shares of beneficial interest redeemed	556,227
Advisory fee payable	152,493
Administrative fee payable	28,515
Transfer Agent fee payable	14,707
Distribution fee payable	11,472
Trustees’ fees payable	6,297
Accrued expenses	77,678

Total liabilities	847,389

Net Assets	$706,426,521

Composition of Net Assets
Shares of beneficial interest, at par	$460
Additional paid-in capital	615,677,729
Distributable earnings	90,748,332

$706,426,521

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$37,340,221	2,437,845	$15.32	*

B	$228,216	14,931	$15.28

C	$5,545,356	365,787	$15.16

Advisor	$663,312,728	43,153,579	$15.37

*	The maximum offering price per share for Class A shares was $16.00 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 19

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2019 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $6,798)	$3,680,038
Affiliated issuers	6,276,584	$9,956,622

Expenses
Advisory fee (see Note B)	2,238,826
Distribution fee—Class A	46,282
Distribution fee—Class B	1,197
Distribution fee—Class C	31,424
Transfer agency—Class A	3,969
Transfer agency—Class B	66
Transfer agency—Class C	776
Transfer agency—Advisor Class	69,228
Custodian	70,852
Administrative	35,571
Audit and tax	31,598
Registration fees	27,976
Legal	22,188
Printing	19,932
Trustees’ fees	12,443
Miscellaneous	20,113

Total expenses	2,632,441
Less: expenses waived and reimbursed by the Adviser (see Note B)	(1,248,732)

Net expenses		1,383,709

Net investment income		8,572,913

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		(928,197)
Investment transactions		8,721,287
Foreign currency transactions		(107)
Net realized gain distributions from Affiliated Underlying Portfolios		9,693,095
Net change in unrealized appreciation/depreciation of:
Affiliated Underlying Portfolios		(36,873,287)
Investments		(17,190,076)
Foreign currency denominated assets and liabilities		(3,174)

Net loss on investment and foreign currency transactions		(36,580,459)

Net Decrease in Net Assets from Operations		$(28,007,546)

See notes to financial statements.

20 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$8,572,913	$9,139,298
Net realized gain on investment and foreign currency transactions	7,792,983	24,783,211
Net realized gain distributions from Affiliated Underlying Portfolios	9,693,095	5,052,121
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(54,066,537)	45,373,685

Net increase (decrease) in net assets from operations	(28,007,546)	84,348,315
Distributions to Shareholders*
Class A	(1,777,744)	(4,705,618)
Class B	(8,422)	(42,407)
Class C	(213,875)	(1,011,470)
Advisor Class	(31,485,458)	(77,419,360)
Transactions in Shares of Beneficial Interest
Net increase	19,278,498	59,557,867

Total increase (decrease)	(42,214,547)	60,727,327
Net Assets
Beginning of period	748,641,068	687,913,741

End of period	$706,426,521	$748,641,068

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note I, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 21

NOTES TO FINANCIAL STATEMENTS

February 28, 2019 (unaudited)

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Company”) was organized as a Massachusetts Business Trust on March 26, 1987 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Company operates as a series company currently comprised of six series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates to the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”). The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to 0% depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB mutual fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All four classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

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NOTES TO FINANCIAL STATEMENTS (continued)

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 23

NOTES TO FINANCIAL STATEMENTS (continued)

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to

24 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$367,797,962		$	– 0	–	$	– 0	–	$367,797,962
Investment Companies	335,030,291			– 0	–		– 0	–	335,030,291
Short-Term Investments	2,044,603			– 0	–		– 0	–	2,044,603

Total Investments in Securities	704,872,856			– 0	–		– 0	–	704,872,856
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$704,872,856		$	– 0	–	$	– 0	–	$704,872,856

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 25

NOTES TO FINANCIAL STATEMENTS (continued)

valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment

26 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Fund pays the Adviser an advisory fee at an annual rate of .65% of the first $2.5 billion, .55% of the next $2.5 billion and .50% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

During 2017, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, announced its intention to pursue the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (“AXA Equitable”), the holding company for a diversified financial services organization, through an initial public offering (“IPO”). AXA Equitable is the holding company for a diverse group of financial services companies, including AllianceBernstein L.P., the investment adviser to the Funds (“the Adviser”). In March 2018, AXA announced its intention to sell its entire interest in AXA Equitable over time, subject to market conditions and other factors (the “Plan”). During the second quarter of 2018, AXA Equitable completed the IPO, in the fourth quarter of 2018 and in the first quarter of 2019, AXA completed public offerings of additional shares of AXA Equitable’s common stock and simultaneously sold shares to AXA Equitable pursuant to a separate agreement with it. AXA also granted the underwriters of the offering an option to purchase additional shares of AXA Equitable, which was exercised. As a result of the foregoing sales of AXA Equitable shares, as of March 25, 2019, AXA owns approximately 48.3% of the shares of common stock of AXA Equitable. Contemporaneously with the IPO, AXA sold $862.5 million aggregate principal amount of its 7.25% mandatorily exchangeable notes (the “MxB Notes”) due May 15, 2021, and exchangeable into up to 43,125,000 shares of common stock (or approximately 7% of the outstanding shares of common stock of AXA Equitable). AXA retains ownership (including voting rights) of such shares of common stock until the MxB Notes are exchanged, which may be on a date that is earlier than the maturity date at AXA’s option upon the occurrence of certain events.

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NOTES TO FINANCIAL STATEMENTS (continued)

It is anticipated that one or more of the transactions contemplated by the Plan may ultimately result in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and therefore may be deemed an “assignment” causing a termination of each Fund’s current investment advisory agreement. In order to ensure that the existing investment advisory services could continue uninterrupted, at meetings held in late July through early August 2018, the Boards of Directors/Trustees (each a “Board” and collectively, the “Boards”) approved new investment advisory agreements with the Adviser, in connection with the Plan. The Boards also agreed to call and hold a joint meeting of shareholders on October 11, 2018, for shareholders of each Fund to (1) approve the new investment advisory agreement with the Adviser that would be effective after the first Change of Control Event and (2) approve any future advisory agreement approved by the Board and that has terms not materially different from the current agreement, in the event there are subsequent Change of Control Events arising from completion of the Plan that terminate the advisory agreement after the first Change of Control Event. Approval of a future advisory agreement means that shareholders may not have another opportunity to vote on a new agreement with the Adviser even upon a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of AXA Equitable.

At the December 11, 2018 adjourned shareholder meeting, shareholders approved the new and future investment advisory agreements.

Pursuant to the Advisory Agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended February 28, 2019, the reimbursement for such services amounted to $35,571.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective August 1, 2018, the Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2019. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended February 28, 2019, such waiver amounted to $1,126.

In connection with the Fund’s investments in other AB mutual funds, the Adviser has contractually agreed to waive fees and/or reimburse the expenses

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NOTES TO FINANCIAL STATEMENTS (continued)

payable to the Adviser by the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fees of AB mutual funds, as paid by the Fund as an acquired fund fee and expense. These fee waivers and/or expense reimbursements will remain in effect until December 31, 2019. For the six months ended February 28, 2019, such waivers and/or reimbursements amounted to $1,247,606.

A summary of the Fund’s transactions in AB mutual funds for the six months ended February 28, 2019 is as follows:

Distributions
Fund	Market Value 8/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 2/28/19 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$80	$60,412	$58,447	$	– 0	–	$	– 0	–	$2,045	$26	$	– 0	–
AB Discovery Growth Fund, Inc.	18,623	2,327	221	4	(3,476)	17,257	306	2,021
AB Discovery Value Fund, Inc.	18,197	1,679	– 0	–	– 0	–	(3,165)	16,711	226	1,453
Bernstein Fund, Inc.:
International Small Cap Portfolio	44,190	6,034	625	(97)	(7,263)	42,239	1,174	2,470
International Strategic Equities Portfolio	146,862	8,740	4,216	(511)	(10,587)	140,288	2,541	1,571
Small Cap Core Portfolio	20,336	2,409	– 0	–	– 0	–	(3,241)	19,504	280	974
Sanford C. Bernstein Fund, Inc.:
Emerging Markets Portfolio	18,997	4,285	1,536	(324)	(1,537)	19,885	297	1,204
Tax-Managed International Portfolio	82,253	4,497	– 0	–	– 0	–	(7,604)	79,146	1,427	– 0	–

Total	$(928)	$(36,873)	$337,075	$6,277	$9,693

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency

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NOTES TO FINANCIAL STATEMENTS (continued)

services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $47,958 for the six months ended February 28, 2019.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $709 from the sale of Class A shares and received $-0-, $37 and $6 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended February 28, 2019.

Brokerage commissions paid on investment transactions for the six months ended February 28, 2019 amounted to $24,618, of which $392 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Plans

The Fund has adopted a Plan for each class of shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a “Plan” and collectively the “Plans”). Under the Plans, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to up to .50% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. Effective August 1, 2014, payments under the Class A shares are limited to an annual rate of .25% of Class A share’s average daily net assets. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Fund is not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of the Fund’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Securities and Exchange Commission as being of the “compensation” plan.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Plans also provide that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended February 28, 2019 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$87,850,192		$86,721,101
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$97,322,757
Gross unrealized depreciation	(29,449,872)

Net unrealized appreciation	$67,872,885

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended February 28, 2019.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31, 2018	Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31, 2018

Class A
Shares sold	63,635	40,664	$915,120	$673,631

Shares issued in reinvestment of dividends and distributions	110,466	256,158	1,538,797	4,126,704

Shares converted from Class B	1,378	8,164	21,454	133,737

Shares converted from Class C	219,037	64,785	3,522,781	1,075,002

Shares redeemed	(314,247)	(354,977)	(4,696,012)	(5,909,897)

Net increase	80,269	14,794	$1,302,140	$99,177

Class B
Shares sold	610	1,151	$9,200	$19,100

Shares issued in reinvestment of dividends and distributions	604	2,641	8,407	42,360

Shares converted to Class A	(1,388)	(8,222)	(21,454)	(133,737)

Shares redeemed	(3,263)	(946)	(52,508)	(15,665)

Net decrease	(3,437)	(5,376)	$(56,355)	$(87,942)

Class C
Shares sold	107,088	14,860	$1,709,349	$247,292

Shares issued in reinvestment of dividends and distributions	13,741	48,088	189,763	765,090

Shares converted to Class A	(223,114)	(65,830)	(3,522,781)	(1,075,002)

Shares redeemed	(52,726)	(42,671)	(761,902)	(707,998)

Net decrease	(155,011)	(45,553)	$(2,385,571)	$(770,618)

Advisor Class
Shares sold	3,138,216	5,292,801	$46,455,309	$87,529,177

Shares issued in reinvestment of dividends and distributions	2,129,985	4,285,617	29,777,195	69,255,567

Shares redeemed	(3,685,062)	(5,748,122)	(55,814,220)	(96,467,494)

Net increase	1,583,139	3,830,296	$20,418,284	$60,317,250

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Risks Involved in Investing in the Fund

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies are subject to market and selection risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies (to the extent these expenses are not waived or reimbursed by the Adviser).

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended February 28, 2019.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2019 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2018 and August 31, 2017 were as follows:

	2018	2017
Distributions paid from:
Ordinary income	$22,669,862	$14,799,804
Net long-term capital gains	60,508,993	5,707,077

Total taxable distributions paid	$83,178,855	$20,506,881

As of August 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,643,891
Undistributed capital gains	28,984,082
Unrealized appreciation/(depreciation)	121,613,404	(a)

Total accumulated earnings/(deficit)	$152,241,377

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of August 31, 2018, the Fund did not have any capital loss carryforwards.

NOTE I

Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement which removes, modifies and adds disclosures to Topic 820. The amendments in this ASU 2018-13 apply to all entities that are required, under existing U.S. GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in this ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2018, the U.S. Securities and Exchange Commission adopted amendments to certain disclosure requirements included in Regulation S-X

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NOTES TO FINANCIAL STATEMENTS (continued)

that had become “redundant, duplicative, overlapping, outdated or superseded, in light of the other Commission disclosure requirements, GAAP or changes in the information environment.” The compliance date for the amendments to Regulation S-X was November 5, 2018 (for reporting period end dates of September 30, 2018 or after). Management has adopted the amendments which simplified certain disclosure requirements on the financial statements.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31,
2018	2017	2016	2015	2014

Net asset value, beginning of period	$ 16.76	$ 16.85	$ 15.08	$ 15.41	$ 16.51	$ 13.86

Income From Investment Operations

Net investment income(a)(b)	.18	.18	.42	.17	.20	.32

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.89)	1.78	1.78	.60	(.91)	2.65

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.71)	1.96	2.20	.77	(.71)	2.97

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.39)	(.29)	(.16)	(.25)	(.32)

Distributions from net realized gain on investment transactions	(.57)	(1.66)	(.14)	(.94)	(.14)	– 0	–

Total dividends and distributions	(.73)	(2.05)	(.43)	(1.10)	(.39)	(.32)

Net asset value, end of period	$ 15.32	$ 16.76	$ 16.85	$ 15.08	$ 15.41	$ 16.51

Total Return

Total investment return based on net asset value(d)*	(3.80)%	12.13%	14.98%	5.23%	(4.34)%	21.66%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$37,340	$39,519	$39,479	$32,398	$34,813	$39,534

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.63	%^	.62%	.88%	.93%	.93%	1.04%

Expenses, before waivers/reimbursements(e)‡	.99	%^	1.00%	1.01%	1.01%	1.00%	1.04%

Net investment income(b)	2.32	%^	1.05%	2.70%	1.16%	1.24%	2.05%

Portfolio turnover rate	12%	25%	112%	47%	49%	61%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39	%^	.40%	.23%	.23%	.23%	.01%

See footnote summary on page 41.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class B
Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31,
2018	2017	2016	2015	2014

Net asset value, beginning of period	$ 16.60	$ 16.69	$ 14.91	$ 15.19	$ 16.24	$ 13.61

Income From Investment Operations

Net investment income(a)(b)	.11	.06	.27	.06	.08	.22

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.86)	1.75	1.79	.60	(.90)	2.59

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.75)	1.81	2.06	.66	(.82)	2.81

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.24)	(.14)	– 0	–	(.09)	(.18)

Distributions from net realized gain on investment transactions	(.57)	(1.66)	(.14)	(.94)	(.14)	– 0	–

Total dividends and distributions	(.57)	(1.90)	(.28)	(.94)	(.23)	(.18)

Net asset value, end of period	$ 15.28	$ 16.60	$ 16.69	$ 14.91	$ 15.19	$ 16.24

Total Return

Total investment return based on net asset value(d)*	(4.22)%	11.22%	14.08%	4.50%	(5.09)%	20.79%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$228	$305	$396	$580	$821	$1,837

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.41	%^	1.40%	1.68%	1.69%	1.69%	1.76%

Expenses, before waivers/reimbursements(e)‡	1.77	%^	1.77%	1.80%	1.77%	1.77%	1.76%

Net investment income(b)	1.39	%^	.34%	1.75%	.43%	.51%	1.43%

Portfolio turnover rate	12%	25%	112%	47%	49%	61%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39	%^	.40%	.23%	.23%	.23%	.01%

See footnote summary on page 41.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31,
2018	2017	2016	2015	2014

Net asset value, beginning of period	$ 16.47	$ 16.55	$ 14.82	$ 15.15	$ 16.23	$ 13.62

Income From Investment Operations

Net investment income(a)(b)	.10	.05	.27	.06	.07	.21

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.84)	1.75	1.78	.59	(.87)	2.60

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.74)	1.80	2.05	.65	(.80)	2.81

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.22)	(.18)	(.04)	(.14)	(.20)

Distributions from net realized gain on investment transactions	(.57)	(1.66)	(.14)	(.94)	(.14)	– 0	–

Total dividends and distributions	(.57)	(1.88)	(.32)	(.98)	(.28)	(.20)

Net asset value, end of period	$ 15.16	$ 16.47	$ 16.55	$ 14.82	$ 15.15	$ 16.23

Total Return

Total investment return based on net asset value(d)*	(4.19)%	11.31%	14.09%	4.44%	(4.99)%	20.83%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,546	$8,577	$9,373	$14,380	$16,102	$17,964

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.38	%^	1.38%	1.65%	1.68%	1.68%	1.75%

Expenses, before waivers/reimbursements(e)‡	1.74	%^	1.75%	1.76%	1.76%	1.76%	1.75%

Net investment income(b)	1.33	%^	.32%	1.78%	.42%	.47%	1.35%

Portfolio turnover rate	12%	25%	112%	47%	49%	61%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39	%^	.40%	.23%	.23%	.23%	.01%

See footnote summary on page 41.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31,
2018	2017	2016	2015	2014

Net asset value, beginning of period	$ 16.84	$ 16.92	$ 15.14	$ 15.47	$ 16.58	$ 13.91

Income From Investment Operations

Net investment income(a)(b)	.19	.21	.45	.21	.24	.37

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.89)	1.80	1.80	.61	(.91)	2.66

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.70)	2.01	2.25	.82	(.67)	3.03

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.43)	(.33)	(.21)	(.30)	(.36)

Distributions from net realized gain on investment transactions	(.57)	(1.66)	(.14)	(.94)	(.14)	– 0	–

Total dividends and distributions	(.77)	(2.09)	(.47)	(1.15)	(.44)	(.36)

Net asset value, end of period	$ 15.37	$ 16.84	$ 16.92	$ 15.14	$ 15.47	$ 16.58

Total Return

Total investment return based on net asset value(d)*	(3.69)%	12.41%	15.27%	5.50%	(4.10)%	22.08%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$663,313	$700,240	$638,666	$639,602	$648,133	$687,496

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.38	%^	.38%	.64%	.68%	.68%	.74%

Expenses, before waivers/reimbursements(e)‡	.74	%^	.75%	.76%	.76%	.76%	.74%

Net investment income(b)	2.51	%^	1.28%	2.89%	1.41%	1.46%	2.36%

Portfolio turnover rate	12%	25%	112%	47%	49%	61%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39	%^	.40%	.23%	.23%	.23%	.01%

See footnote summary on page 41.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended February 28, 2019 and the years ended August 31, 2018 and August 31, 2017, such waiver amounted to .36% (annualized), .37% and .12%, respectively.

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended August 31, 2018, August 31, 2017, August 31, 2016 and August 31, 2015 by .02%, .02%, .01% and .04%, respectively.

^	Annualized.

See notes to financial statements.

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RESULTS OF SHAREHOLDER MEETING

(unaudited)

A Special Meeting of Shareholders of The AB Portfolios (the “Company”)—AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) was held on October 11, 2018, and adjourned until December 11, 2018. A description of each proposal and the number of shares voted at the Meeting are as follows (the proposal numbers shown below correspond to the proposal number in the Fund’s proxy statement):

1.	To approve and vote upon the election of Trustees for the Company, each such Trustee to serve for a term of indefinite duration and until his or her successor is duly elected and qualifies.

Trustee:	Voted For:	Authority Withheld:
Michael J. Downey	112,255,334	2,874,198
William H. Foulk, Jr.*	112,062,437	3,067,095
Nancy P. Jacklin	112,466,540	2,662,992
Robert M. Keith	112,388,936	2,740,596
Carol C. McMullen	112,486,090	2,643,442
Gary L. Moody	112,308,212	2,821,321
Marshall C. Turner, Jr.	112,101,288	3,028,244
Earl D. Weiner	112,176,204	2,953,328

2.	To vote upon the approval of new advisory agreements for the Fund with AllianceBernstein L.P.

Voted For	Voted Against	Abstained	Broker-Non Votes
19,741,154	224,426	625,028	1,884,967

*	Mr. Foulk retired on December 31, 2018.

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TRUSTEES

Marshall C. Turner, Jr.(1), Chairman Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Ding Liu(2), Vice President Nelson Yu(2), Vice President Emilie D. Wrapp, Clerk Michael B. Reyes, Senior Analyst	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller and Chief Accounting Officer Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public

Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Strategy’s portfolio are made by the Adviser’s Multi-Asset Solutions Team. Messrs. Liu and Yu are the investment professionals primarily responsible for the day-to-day management of the Tax-Managed Wealth Appreciation Strategy’s portfolio.

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Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of Potential Assignments

As described in more detail in the Proxy Statement for the AB Funds dated August 20, 2018, the Boards of the AB Funds, at a meeting held on July 31-August 2, 2018, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including The AB Portfolios in respect of AB Tax-Managed Wealth Appreciation Strategy (the “Fund”), in connection with the planned disposition by AXA S.A. of its remaining shares of AXA Equitable Holdings, Inc. (the indirect holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser) in one or more transactions and the related potential for one or more “assignments” (within the meaning of section 2(a)(4) of the Investment Company Act) of the advisory agreements for the AB Funds, including the Fund’s Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of one or more transactions resulting in an “assignment” of the Adviser’s advisory agreements, resulting in the automatic termination of such advisory agreements.

The shareholders of the Fund subsequently approved the Proposed Agreements at an annual meeting of shareholders called for the purpose of electing Directors and voting on the Proposed Agreements.

A discussion regarding the basis for the Boards’ approvals at the meeting held on July 31-August 2, 2018 is set forth below.

At a meeting of the AB Boards held on July 31-August 2, 2018, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. Section 15(c) of the 1940 Act provides that, after an initial period, a Fund’s Current Agreement and current sub-advisory agreement, as applicable, will remain in effect only if the Board, including a majority of the Independent Directors, annually reviews and approves them. Each of the Current Agreements had been approved by a Board within the one-year period prior to approval of its related Proposed Agreement, except that the Current Agreements for certain FlexFee funds were approved in February 2017. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature

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and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. The Directors also reviewed updated information provided by the Adviser in respect of each Fund. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of

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the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Plan and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Fund’s latest fiscal year reviewed. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors of each Fund concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Funds under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2016 and 2017, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is

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affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors concluded that each Fund’s investment performance was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider

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(the ‘‘15(c) provider’’) concerning management fee rates payable by other funds in the same category as the Fund. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style to each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Analyst and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds pursuing a similar investment strategy as the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional products managed by the Adviser that have a substantially similar investment style. The Directors also discussed these matters with their independent fee consultant.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds); (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional,

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offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The Directors noted that many of the Funds may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the 1940 Act as these may be varied as a result of exemptive orders issued by the SEC. The Directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The Directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that each Fund’s management fee would be for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

With respect to each Fund’s management fee, the Directors considered the total expense ratio of the Fund in comparison to a peer group and peer universe selected by the 15(c) service provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. The Directors also reviewed updated expense ratio information and, in some cases, discussed with the Adviser the reasons for the expense ratios of certain Funds. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established

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methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under the Interim Advisory Agreements, the Adviser would continue to manage a Fund pursuant to an Interim Advisory Agreement until a new advisory agreement was approved by stockholders or until the end of the 150-day period, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) at a meeting held on July 31-August 2, 2018 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated,

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extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors

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also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2016 and 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying funds advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage

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commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting at which continuance of the Advisory Agreement was approved, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2018 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also discussed these matters with their independent fee consultant.

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The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that the advisory fee for the Fund is for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedules for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent

54 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 55

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

INTERNATIONAL/ GLOBAL EQUITY (continued)

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

56 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

NOTES

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 57

NOTES

58 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

NOTES

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 59

NOTES

60 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

AB TAX-MANAGED WEALTH APPRECIATION STRATEGY

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

TWA-0152-0219

FEB    02.28.19

SEMI-ANNUAL REPORT

AB WEALTH APPRECIATION STRATEGY

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Wealth Appreciation Strategy (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 1

SEMI-ANNUAL REPORT

April 10, 2019

This report provides management’s discussion of fund performance for AB Wealth Appreciation Strategy for the semi-annual reporting period ended February 28, 2019.

The Fund’s investment objective is long-term growth of capital.

NAV RETURNS AS OF FEBRUARY 28, 2019 (unaudited)

	6 Months	12 Months

AB WEALTH APPRECIATION STRATEGY

Class A Shares	-3.79%	-1.29%

Class B Shares[1]	-4.17%	-2.06%

Class C Shares	-4.10%	-2.01%

Advisor Class Shares[2]	-3.64%	-1.01%

Class R Shares[2]	-3.95%	-1.73%

Class K Shares[2]	-3.87%	-1.47%

Class I Shares[2]	-3.68%	-1.06%

MSCI ACWI (net)	-2.92%	-0.84%

1	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for additional information.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net), for the six- and 12-month periods ended February 28, 2019.

For both periods, all share classes underperformed the benchmark, before sales charges. For the six-month period, the Fund’s overall allocation of 60% US stocks and 40% non-US stocks detracted from performance, relative to the benchmark, as US equities modestly underperformed. Stock selection in emerging-market, international large-cap and US small/mid-cap value stocks detracted, while stock selection in US large caps contributed.

For the 12-month period, the greater allocation to US stocks contributed as US-based stocks meaningfully outperformed their non-US peers. Stock selection in emerging-market, international large-cap and US small/mid-cap value stocks detracted, while stock selection in US small/mid-cap growth and US large caps contributed.

2 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

During the 12-month period, the Fund utilized derivatives for hedging and investment purposes in the form of futures, which added to absolute returns.

MARKET REVIEW AND INVESTMENT STRATEGY

During the six-month period ended February 28, 2019, US and non-US equities declined, although emerging-market equities posted modest gains. In the US, growth-style stocks outperformed value-style stocks, and small-cap stocks outperformed their large-cap peers. Global trade tensions and rising interest rates weighed on stock market performance. In Europe, Brexit uncertainty, Italian budget issues and German economic woes persisted. Slowing global growth was an increasing concern more broadly. Global equities plummeted at the end of 2018 amid increased volatility, but recouped some losses in January and February, as corporate earnings were above analyst estimates and many central banks shared more dovish monetary policy outlooks.

The Fund’s Senior Investment Management Team (the “Team”) seeks improved equity risk control by utilizing the Adviser’s Strategic Equities services as the core equity allocation to US and international markets. This diversified exposure across equity markets and emphasis on a broad set of stocks, which includes companies with historical and projected stable earnings and higher profitability, eliminates the need for diversifiers to limit volatility.

The Team believes this allocation offers the potential to achieve higher returns, with similar levels of volatility, increasing risk-adjusted returns in an all-equity service to meet the long-term growth goal—growth of capital.

INVESTMENT POLICIES

The Fund invests primarily in equity securities, either directly or through underlying investment companies advised by the Adviser (“Underlying Portfolios”). A majority of the Fund’s assets are expected to be invested directly in US large-cap equity securities, primarily common stocks, in accordance with the Adviser’s US Strategic Equities investment strategy (“US Strategic Equities”), as described below. In addition, the Fund seeks to achieve exposure to international large-cap equity securities through investments in the International Strategic Equities Portfolio of Bernstein Fund, Inc. (“Bernstein International Strategic Equities Portfolio”) and the International Portfolio of Sanford C. Bernstein Fund, Inc. (“SCB International Portfolio”), each a registered investment company of the Adviser. The Fund also invests in other Underlying Portfolios to efficiently gain exposure to certain other types of equity securities, including small- and mid-cap and emerging-market equity securities. An Underlying Portfolio is selected

(continued on next page)

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 3

based on the segment of the equity market to which the Underlying Portfolio provides exposure, its investment philosophy, and how it complements and diversifies the Fund’s overall portfolio.

Under US Strategic Equities, portfolio managers of the Adviser that specialize in various investment disciplines identify high-conviction large-cap equity securities based on their fundamental investment research for potential investment by the Fund. These securities are then assessed in terms of both this fundamental research and quantitative analysis in creating the Fund’s portfolio. In applying the quantitative analysis, the Adviser considers a number of metrics that historically have provided some indication of favorable future returns, including metrics related to valuation, quality, investor behavior and corporate behavior.

Bernstein International Strategic Equities Portfolio and SCB International Portfolio focus on investing in non-US large-cap and mid-cap equity securities. Bernstein International Strategic Equities Portfolio follows a strategy similar to US Strategic Equities, but in the international context. In managing SCB International Portfolio, the Adviser selects stocks by drawing on the capabilities of its separate investment teams specializing in different investment disciplines, including value, growth, stability and others.

Fluctuations in currency exchange rates can have a dramatic impact on the returns of foreign equity securities. The Adviser may employ currency hedging strategies in the Fund or the Underlying Portfolios, including the use of currency-related derivatives, to seek to reduce currency risk in the Fund or the Underlying Portfolios, but it is not required to do so. The Fund is managed without regard to tax considerations.

4 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

DISCLOSURES AND RISKS

Benchmark Disclosure

The MSCI ACWI is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI ACWI (net, free float-adjusted, market capitalization weighted) represents the equity market performance of developed and emerging markets. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns include the reinvestment of dividends after deduction of non-US withholding tax. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock, bond or commodities markets fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies are subject to market and selection risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 5

DISCLOSURES AND RISKS (continued)

fees) and, indirectly, the expenses of the investment companies (to the extent these expenses are not waived or reimbursed by the Adviser).

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com. The performance shown for periods prior to July 14, 2017 is based on the Fund’s prior principal strategies and may not be representative of the Fund’s performance under its current principal strategies.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4) and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

6 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-1.29%	-5.52%

5 Years	5.28%	4.38%

10 Years	11.89%	11.40%

CLASS B SHARES

1 Year	-2.06%	-5.88%

5 Years	4.49%	4.49%

10 Years[1]	11.23%	11.23%

CLASS C SHARES

1 Year	-2.01%	-2.97%

5 Years	4.50%	4.50%

10 Years	11.08%	11.08%

ADVISOR CLASS SHARES[2]

1 Year	-1.01%	-1.01%

5 Years	5.56%	5.56%

10 Years	12.21%	12.21%

CLASS R SHARES[2]

1 Year	-1.73%	-1.73%

5 Years	4.82%	4.82%

10 Years	11.46%	11.46%

CLASS K SHARES[2]

1 Year	-1.47%	-1.47%

5 Years	5.15%	5.15%

10 Years	11.80%	11.80%

CLASS I SHARES[2]

1 Year	-1.06%	-1.06%

5 Years	5.50%	5.50%

10 Years	12.18%	12.18%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.41%, 2.18%, 2.17%, 1.16%, 1.87%, 1.56% and 1.23% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursement agreements reduced the Fund’s annual operating expense ratios to 1.04%, 1.81%, 1.79%, 0.79%, 1.49%, 1.18% and 0.85% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursement agreements may not be terminated before December 31, 2019. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Fund and the indirect expenses of the Fund’s Underlying Portfolios, as based upon the allocation of the Fund’s assets among the Underlying Portfolios. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 7

HISTORICAL PERFORMANCE (continued)

1	Assumes conversion of Class B shares into Class A shares after eight years.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

8 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-3.11%

5 Years	4.56%

10 Years	10.57%

CLASS B SHARES

1 Year	-3.50%

5 Years	4.67%

10 Years[1]	10.39%

CLASS C SHARES

1 Year	-0.55%

5 Years	4.67%

10 Years	10.24%

ADVISOR CLASS SHARES[2]

1 Year	1.41%

5 Years	5.73%

10 Years	11.35%

CLASS R SHARES[2]

1 Year	0.67%

5 Years	4.99%

10 Years	10.60%

CLASS K SHARES[2]

1 Year	1.00%

5 Years	5.32%

10 Years	10.95%

CLASS I SHARES[2]

1 Year	1.36%

5 Years	5.69%

10 Years	11.32%

1	Assumes conversion of Class B shares into Class A shares after eight years.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 9

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

EXPENSE EXAMPLE (continued)

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$962.10	$3.11	0.64%	$5.01	1.03%
Hypothetical**	$1,000	$1,021.62	$3.21	0.64%	$5.16	1.03%
Class B
Actual	$1,000	$958.30	$6.89	1.42%	$8.79	1.81%
Hypothetical**	$1,000	$1,017.75	$7.10	1.42%	$9.05	1.81%
Class C
Actual	$1,000	$959.00	$6.80	1.40%	$8.69	1.79%
Hypothetical**	$1,000	$1,017.85	$7.00	1.40%	$8.95	1.79%
Advisor Class
Actual	$1,000	$963.60	$1.90	0.39%	$3.80	0.78%
Hypothetical**	$1,000	$1,022.86	$1.96	0.39%	$3.91	0.78%
Class R
Actual	$1,000	$960.50	$5.30	1.09%	$7.19	1.48%
Hypothetical**	$1,000	$1,019.39	$5.46	1.09%	$7.40	1.48%
Class K
Actual	$1,000	$961.30	$3.84	0.79%	$5.74	1.18%
Hypothetical**	$1,000	$1,020.88	$3.96	0.79%	$5.91	1.18%
Class I
Actual	$1,000	$963.20	$2.24	0.46%	$4.14	0.85%
Hypothetical**	$1,000	$1,022.51	$2.31	0.46%	$4.26	0.85%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+

In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 11

PORTFOLIO SUMMARY

February 28, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,283.4

1

All data are as of February 28, 2019. The Fund’s security type and sector breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). Sectors shown include investments of Underlying Portfolios.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

12 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS

February 28, 2019 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 52.2%
Information Technology – 12.2%
Communications Equipment – 1.0%
Cisco Systems, Inc.	159,042	$8,233,604
Nokia Oyj (Sponsored ADR) – Class A	833,649	5,076,923

		13,310,527

Electronic Equipment, Instruments & Components – 0.3%
CDW Corp./DE	43,091	4,045,814

IT Services – 3.2%
Automatic Data Processing, Inc.	36,575	5,597,072
Cognizant Technology Solutions Corp. – Class A	66,505	4,720,525
Fidelity National Information Services, Inc.	55,432	5,994,971
PayPal Holdings, Inc.(a)	53,793	5,275,479
Total System Services, Inc.	55,711	5,259,118
Visa, Inc. – Class A	94,346	13,974,530

		40,821,695

Semiconductors & Semiconductor Equipment – 1.3%
Texas Instruments, Inc.	76,012	8,040,549
Xilinx, Inc.	68,923	8,636,052

		16,676,601

Software – 4.0%
Adobe, Inc.(a)	25,408	6,669,600
Check Point Software Technologies Ltd.(a)	27,544	3,368,631
Microsoft Corp.	232,255	26,019,528
Oracle Corp.	200,938	10,474,898
VMware, Inc. – Class A	27,953	4,802,605

		51,335,262

Technology Hardware, Storage & Peripherals – 2.4%
Apple, Inc.	116,302	20,137,691
HP, Inc.	186,255	3,674,811
Xerox Corp.	204,756	6,326,961

		30,139,463

		156,329,362

Financials – 7.8%
Banks – 3.6%
Bank of America Corp.	468,784	13,632,239
Citigroup, Inc.	127,171	8,136,400
JPMorgan Chase & Co.	130,400	13,608,544
Wells Fargo & Co.	224,718	11,211,181

		46,588,364

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 13

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Capital Markets – 0.9%
Goldman Sachs Group, Inc. (The)	33,593	$6,607,743
S&P Global, Inc.	21,403	4,288,519

		10,896,262

Consumer Finance – 0.4%
Synchrony Financial	161,887	5,279,135

Diversified Financial Services – 1.1%
Berkshire Hathaway, Inc. – Class B(a)	70,776	14,247,209

Insurance – 1.8%
Everest Re Group Ltd.	40,699	9,202,451
Fidelity National Financial, Inc.	172,473	6,052,077
Progressive Corp. (The)	102,964	7,506,076

		22,760,604

		99,771,574

Health Care – 6.3%
Biotechnology – 1.4%
Biogen, Inc.(a)	21,638	7,097,480
Gilead Sciences, Inc.	115,286	7,495,896
Vertex Pharmaceuticals, Inc.(a)	18,484	3,488,855

		18,082,231

Health Care Equipment & Supplies – 0.8%
Edwards Lifesciences Corp.(a)	31,316	5,301,486
Medtronic PLC	56,736	5,134,608

		10,436,094

Health Care Providers & Services – 1.6%
Anthem, Inc.	26,967	8,109,786
UnitedHealth Group, Inc.	51,610	12,500,974

		20,610,760

Pharmaceuticals – 2.5%
Merck & Co., Inc.	111,219	9,040,992
Pfizer, Inc.	314,914	13,651,522
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	169,634	2,854,940
Zoetis, Inc.	72,721	6,852,500

		32,399,954

		81,529,039

Consumer Discretionary – 6.2%
Auto Components – 0.6%
Magna International, Inc. – Class A	143,496	7,566,544

Hotels, Restaurants & Leisure – 0.4%
McDonald’s Corp.	29,366	5,398,645

14 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Internet & Direct Marketing Retail – 0.4%
Booking Holdings, Inc.(a)	2,612	$4,432,669

Multiline Retail – 0.6%
Dollar General Corp.	60,214	7,132,951

Specialty Retail – 3.4%
AutoZone, Inc.(a)	9,139	8,581,247
Home Depot, Inc. (The)	70,232	13,002,752
Ross Stores, Inc.	86,983	8,248,598
TJX Cos., Inc. (The)	209,941	10,767,874
Ulta Salon Cosmetics & Fragrance, Inc.(a)	11,233	3,510,200

		44,110,671

Textiles, Apparel & Luxury Goods – 0.8%
NIKE, Inc. – Class B	123,504	10,587,998

		79,229,478

Communication Services – 6.0%
Diversified Telecommunication Services – 0.8%
Verizon Communications, Inc.	169,402	9,642,362

Entertainment – 0.6%
Walt Disney Co. (The)	73,535	8,297,689

Interactive Media & Services – 3.1%
Alphabet, Inc. – Class C(a)	23,513	26,332,679
Facebook, Inc. – Class A(a)	82,367	13,298,152

		39,630,831

Media – 1.1%
Comcast Corp. – Class A	373,034	14,425,225

Wireless Telecommunication Services – 0.4%
T-Mobile US, Inc.(a)	65,305	4,715,674

		76,711,781

Consumer Staples – 3.8%
Beverages – 0.7%
PepsiCo, Inc.	77,143	8,920,816

Food & Staples Retailing – 1.8%
Costco Wholesale Corp.	34,853	7,623,745
US Foods Holding Corp.(a)	179,767	6,334,989
Walmart, Inc.	98,673	9,767,641

		23,726,375

Household Products – 0.8%
Procter & Gamble Co. (The)	99,221	9,778,229

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 15

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Tobacco – 0.5%
Altria Group, Inc.	131,048	$6,868,226

		49,293,646

Industrials – 3.3%
Aerospace & Defense – 1.7%
Boeing Co. (The)	22,748	10,008,210
Northrop Grumman Corp.	12,020	3,485,319
Raytheon Co.	44,779	8,351,284

		21,844,813

Airlines – 0.4%
Delta Air Lines, Inc.	103,073	5,110,359

Industrial Conglomerates – 0.7%
Honeywell International, Inc.	59,772	9,209,072

Road & Rail – 0.5%
Norfolk Southern Corp.	36,252	6,499,984

		42,664,228

Real Estate – 2.6%
Equity Real Estate Investment Trusts (REITs) – 2.1%
CubeSmart	206,631	6,331,174
Mid-America Apartment Communities, Inc.	110,107	11,404,883
Regency Centers Corp.	136,764	8,923,851

		26,659,908

Real Estate Management & Development – 0.5%
CBRE Group, Inc. – Class A(a)	137,613	6,847,623

		33,507,531

Energy – 2.6%
Energy Equipment & Services – 0.3%
National Oilwell Varco, Inc.	115,759	3,257,458

Oil, Gas & Consumable Fuels – 2.3%
Chevron Corp.	75,009	8,969,576
EOG Resources, Inc.	58,608	5,509,152
Exxon Mobil Corp.	62,276	4,921,673
Marathon Petroleum Corp.	41,193	2,554,378
Royal Dutch Shell PLC (Sponsored ADR)	125,787	8,001,311

		29,956,090

		33,213,548

Utilities – 1.2%
Electric Utilities – 0.7%
American Electric Power Co., Inc.	108,228	8,782,702

Multi-Utilities – 0.5%
NiSource, Inc.	262,848	7,091,639

		15,874,341

16 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Materials – 0.2%
Chemicals – 0.2%
Westlake Chemical Corp.	28,124	$1,965,024

Total Common Stocks (cost $584,037,492)		670,089,552

INVESTMENT COMPANIES – 47.6%
Funds and Investment Trusts – 47.6%(b)(c)
AB Discovery Growth Fund, Inc. – Class Z	2,705,846	30,873,707
AB Trust – AB Discovery Value Fund, Inc. – Class Z	1,608,573	31,463,690
Bernstein Fund, Inc. – International Small Cap Portfolio – Class Z	7,411,775	77,749,517
Bernstein Fund, Inc. – International Strategic Equities Portfolio – Class Z	22,071,111	255,362,759
Bernstein Fund, Inc. – Small Cap Core Portfolio – Class Z	3,211,336	35,549,491
Sanford C. Bernstein Fund, Inc. – Emerging Markets Portfolio – Class Z	1,371,251	35,940,486
Sanford C. Bernstein Fund, Inc. – International Portfolio – Class Z	9,351,197	143,821,407

Total Investment Companies (cost $659,965,114)		610,761,057

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.35%(b)(c)(d) (cost $1,282,743)	1,282,743	1,282,743

Total Investments – 99.9% (cost $1,245,285,349)		1,282,133,352
Other assets less liabilities – 0.1%		1,284,362

Net Assets – 100.0%		$1,283,417,714

(a)	Non-income producing security.

(b)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 17

STATEMENT OF ASSETS & LIABILITIES

February 28, 2019 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $584,037,492)	$670,089,552
Affiliated issuers (cost $661,247,857)	612,043,800
Receivable for shares of beneficial interest sold	1,867,436
Unaffiliated dividends receivable	1,443,388
Affiliated dividends receivable	7,204
Other assets	254,287

Total assets	1,285,705,667

Liabilities
Payable for shares of beneficial interest redeemed	1,671,386
Advisory fee payable	274,596
Distribution fee payable	98,527
Transfer Agent fee payable	94,797
Administrative fee payable	29,864
Trustees’ fees payable	6,297
Accrued expenses	112,486

Total liabilities	2,287,953

Net Assets	$1,283,417,714

Composition of Net Assets
Shares of beneficial interest, at par	$815
Additional paid-in capital	1,221,248,618
Distributable earnings	62,168,281

$1,283,417,714

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value
Class	Net Assets	Shares Outstanding	Net Asset Value

A	$359,295,032	22,766,733	$15.78	*

B	$4,444,677	277,215	$16.03

C	$30,183,896	1,906,787	$15.83

Advisor	$875,464,578	55,658,741	$15.73

R	$2,765,087	176,154	$15.70

K	$10,888,983	694,301	$15.68

I	$375,461	23,843	$15.75

*	The maximum offering price per share for Class A shares was $16.48 which reflects a sales charge of 4.25%.

See notes to financial statements.

18 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2019 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $8,543)	$6,753,478
Affiliated issuers	12,480,627	$19,234,105

Expenses
Advisory fee (see Note B)	4,110,849
Distribution fee—Class A	447,254
Distribution fee—Class B	23,002
Distribution fee—Class C	159,272
Distribution fee—Class R	6,753
Distribution fee—Class K	13,547
Transfer agency—Class A	103,738
Transfer agency—Class B	2,007
Transfer agency—Class C	10,218
Transfer agency—Advisor Class	248,494
Transfer agency—Class R	3,511
Transfer agency—Class K	10,837
Transfer agency—Class I	209
Custodian	87,917
Registration fees	49,041
Printing	44,198
Administrative	35,849
Audit and tax	31,062
Legal	22,226
Trustees’ fees	12,443
Miscellaneous	34,441

Total expenses	5,456,868
Less: expenses waived and reimbursed by the Adviser (see Note B)	(2,308,786)

Net expenses		3,148,082

Net investment income		16,086,023

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		(2,599,053)
Investment transactions		13,304,370
Foreign currency transactions		(1,678)
Net realized gain distributions from Affiliated Underlying Portfolios		21,976,450
Net change in unrealized appreciation/depreciation of:
Affiliated Underlying Portfolios		(72,809,907)
Investments		(28,813,883)
Foreign currency denominated assets and liabilities		(6,937)

Net loss on investment and foreign currency transactions		(68,950,638)

Net Decrease in Net Assets from Operations		$(52,864,615)

See notes to financial statements.

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$16,086,023	$15,751,393
Net realized gain on investment transactions	10,703,639	23,038,363
Net realized gain distributions from Affiliated Underlying Portfolios	21,976,450	9,647,870
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(101,630,727)	110,697,165

Net increase (decrease) in net assets from operations	(52,864,615)	159,134,791
Distributions to Shareholders*
Class A	(11,667,972)	(28,092,533)
Class B	(99,672)	(421,748)
Class C	(702,562)	(3,132,825)
Advisor Class	(30,308,404)	(65,093,082)
Class R	(74,708)	(225,749)
Class K	(339,831)	(937,951)
Class I	(11,828)	(54,682)
Transactions in Shares of Beneficial Interest
Net decrease	(3,969,874)	(760,385)

Total increase (decrease)	(100,039,466)	60,415,836
Net Assets
Beginning of period	1,383,457,180	1,323,041,344

End of period	$1,283,417,714	$1,383,457,180

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note I, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

20 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

NOTES TO FINANCIAL STATEMENTS

February 28, 2019 (unaudited)

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Company”) was organized as a Massachusetts Business Trust on March 26, 1987 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Company operates as a series company currently comprised of six series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Wealth Appreciation Strategy (the “Fund”). The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class T shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to 0% depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB mutual fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 21

NOTES TO FINANCIAL STATEMENTS (continued)

and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted

22 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 23

NOTES TO FINANCIAL STATEMENTS (continued)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$670,089,552		$	– 0	–	$	– 0	–	$670,089,552
Investment Companies	610,761,057			– 0	–		– 0	–	610,761,057
Short-Term Investments	1,282,743			– 0	–		– 0	–	1,282,743

Total Investments in Securities	1,282,133,352			– 0	–		– 0	–	1,282,133,352
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$1,282,133,352		$	– 0	–	$	– 0	–	$1,282,133,352

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for

24 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Fund pays the Adviser an advisory fee at an annual rate of .65% of the first $2.5 billion, .55% of the next $2.5 billion and .50% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

During 2017, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, announced its intention to pursue the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (“AXA Equitable”), the holding company for a diversified financial services organization, through an initial public offering (“IPO”). AXA Equitable is the holding company for a diverse group of financial services companies, including AllianceBernstein L.P., the investment adviser to the Funds (“the Adviser”). In March 2018, AXA announced its intention to sell its entire interest in AXA Equitable over time, subject to market conditions and other factors (the “Plan”). During the second quarter of 2018, AXA Equitable completed the IPO, and, in the fourth quarter of 2018, and in the first quarter of 2019, AXA completed public offerings of additional shares of AXA Equitable’s common stock and simultaneously sold shares to AXA Equitable pursuant to a separate agreement with it. AXA also granted the underwriters of the offering an option to purchase additional shares of AXA Equitable, which was exercised. As a result of the foregoing sales of AXA Equitable shares, as of March 25, 2019, AXA owns approximately 48.3% of the shares of common stock of AXA Equitable. Contemporaneously with the IPO, AXA sold $862.5 million aggregate principal amount of its 7.25% mandatorily exchangeable notes (the “MxB Notes”) due May 15, 2021, and exchangeable into up to 43,125,000 shares of common stock (or approximately 7% of the outstanding shares of common stock of AXA Equitable). AXA retains ownership (including voting rights) of such shares of common stock until the MxB Notes are exchanged, which may be on a date that is earlier than the maturity date at AXA’s option upon the occurrence of certain events.

It is anticipated that one or more of the transactions contemplated by the Plan may ultimately result in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and therefore may be deemed an “assignment” causing a termination of each Fund’s current investment advisory agreement. In order to ensure that the existing investment advisory services could continue uninterrupted, at meetings held in late July through early August 2018, the Boards of Directors/Trustees (each a “Board” and collectively, the “Boards”) approved new investment advisory agreements with the Adviser, in connection with the

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NOTES TO FINANCIAL STATEMENTS (continued)

Plan. The Boards also agreed to call and hold a joint meeting of shareholders on October 11, 2018, for shareholders of each Fund to (1) approve the new investment advisory agreement with the Adviser that would be effective after the first Change of Control Event and (2) approve any future advisory agreement approved by the Board and that has terms not materially different from the current agreement, in the event there are subsequent Change of Control Events arising from completion of the Plan that terminate the advisory agreement after the first Change of Control Event. Approval of a future advisory agreement means that shareholders may not have another opportunity to vote on a new agreement with the Adviser even upon a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of AXA Equitable.

At the December 11, 2018 adjourned shareholder meeting, shareholders approved the new and future investment advisory agreements.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of ..20% of the portfolio’s average daily net assets and bears its own expenses. Effective August 1, 2018, the Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2019. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended February 28, 2019, such waiver amounted to $1,483.

In connection with the Fund’s investments in other AB mutual funds, the Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fees of AB mutual funds, as paid by the Fund as an acquired fund fee and expense. These fee waivers and/or expense reimbursements will remain in effect until December 31, 2019. For the six months ended February 28, 2019, such waivers and/or reimbursements amounted to $2,307,303.

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the six months ended February 28, 2019 is as follows:

Distributions
Fund	Market Value 8/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 2/28/19 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$	– 0	–	$92,933	$91,650	$	– 0	–	$	– 0	–	$1,283	$36	$	– 0	–
AB Discovery Growth Fund, Inc.	34,608	4,324	1,611	101	(6,548)	30,874	569	3,755
AB Trust: AB Discovery Value Fund, Inc.	34,707	3,161	415	8	(5,997)	31,464	424	2,736
Bernstein Fund, Inc.: International Small Cap Portfolio	80,519	11,771	1,023	(223)	(13,294)	77,750	2,159	4,542
International Strategic Equities Portfolio	270,711	15,553	10,149	(1,496)	(19,256)	255,363	4,677	2,892
Small Cap Core Portfolio	39,504	2,436	– 0	–	– 0	–	(6,391)	35,549	544	1,892
Sanford C. Bernstein Fund, Inc.: Emerging Markets Portfolio	35,399	6,835	2,918	(644)	(2,732)	35,940	540	2,186
International Portfolio	150,901	13,454	1,597	(345)	(18,592)	143,821	3,532	3,973

Total	$(2,599)	$(72,810)	$612,044	$12,481	$21,976

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended February 28, 2019, the reimbursement for such services amounted to $35,849.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $161,003 for the six months ended February 28, 2019.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $3,868 from the sale of Class A shares and received $1,297, $1,297 and $462 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended February 28, 2019.

Brokerage commissions paid on investment transactions for the six months ended February 28, 2019 amounted to $47,855, of which $1,823 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Plans

The Fund has adopted a Plan for each class of shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a “Plan” and collectively the “Plans”). Under the Plans, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Effective August 1, 2014, payments under the Plan in respect of Class A shares are limited to an annual rate of .25% of the Fund’s Class A share’s average daily net assets. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Fund is not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of the Fund’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Securities and Exchange Commission as being of the “compensation” plan.

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NOTES TO FINANCIAL STATEMENTS (continued)

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Plans also provide that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended February 28, 2019 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$173,016,725		$182,363,227
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$99,960,385
Gross unrealized depreciation	(63,112,382)

Net unrealized appreciation	$36,848,003

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended February 28, 2019.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31, 2018	Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31, 2018

Class A
Shares sold	307,094	715,529	$4,832,810	$12,008,884

Shares issued in reinvestment of dividends and distributions	767,105	1,632,882	11,007,955	26,681,287

Shares converted from Class B	32,725	116,345	520,283	1,922,532

Shares converted from Class C	255,370	797,918	4,130,751	13,144,651

Shares redeemed	(1,737,122)	(3,854,177)	(27,189,506)	(64,492,205)

Net decrease	(374,828)	(591,503)	$(6,697,707)	$(10,734,851)

Class B
Shares sold	6,308	15,034	$99,650	$253,374

Shares issued in reinvestment of dividends and distributions	6,133	24,927	88,170	412,793

Shares converted to Class A	32,388	(115,250)	(520,283)	(1,922,532)

Shares redeemed	(82,652)	(60,910)	(281,379)	(1,020,293)

Net decrease	(37,823)	(136,199)	$(613,842)	$(2,276,658)

Class C
Shares sold	31,525	83,998	$480,053	$1,392,201

Shares issued in reinvestment of dividends and distributions	44,969	175,943	648,458	2,876,673

Shares converted to Class A	256,095	(800,063)	(4,130,751)	(13,144,651)

Shares redeemed	(680,289)	(643,745)	(2,618,514)	(10,703,491)

Net decrease	(347,700)	(1,183,867)	$(5,620,754)	$(19,579,268)

Advisor Class
Shares sold	3,433,052	6,914,794	$53,250,597	$115,025,615

Shares issued in reinvestment of dividends and distributions	2,035,657	3,723,512	29,109,901	60,618,771

Shares redeemed	(4,751,327)	(8,467,394)	(73,455,878)	(141,553,778)

Net increase	717,382	2,170,912	$8,904,620	$34,090,608

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Six Months Ended February 28, 2019 (unaudited)		Year Ended August 31, 2018	Six Months Ended February 28, 2019 (unaudited)		Year Ended August 31, 2018

Class R
Shares sold	18,999		15,844	$296,515		$262,876

Shares issued in reinvestment of dividends and distributions	5,228		13,892	74,707		225,748

Shares redeemed	(20,173)		(62,671)	(314,529)		(1,038,146)

Net increase (decrease)	4,054		(32,935)	$56,693		$(549,522)

Class K
Shares sold	40,747		77,425	$631,443		$1,279,644

Shares issued in reinvestment of dividends and distributions	23,814		57,755	339,829		937,946

Shares redeemed	(65,593)		(214,732)	(1,002,942)		(3,541,703)

Net decrease	(1,032)		(79,552)	$(31,670)		$(1,324,113)

Class I
Shares sold	1,371		2,683	$20,958		$44,131

Shares issued in reinvestment of dividends and distributions	826		3,359	11,828		54,682

Shares redeemed	– 0	–	(29,151)	– 0	–	(485,394)

Net increase (decrease)	2,197		(23,109)	$32,786		$(386,581)

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Risks Involved in Investing in the Fund

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies are subject to market and selection risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies (to the extent these expenses are not waived or reimbursed by the Adviser).

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended February 28, 2019.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2019 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2018 and August 31, 2017 were as follows:

	2018	2017
Distributions paid from:
Ordinary income	$81,356,641	$42,440,731
Net long-term capital gains	16,601,929	32,377,118

Total taxable distributions	$97,958,570	$74,817,849

As of August 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed capital gains	$20,622,000
Unrealized appreciation/(depreciation)	137,615,873	(a)

Total accumulated earnings/(deficit)	$158,237,873

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of August 31, 2018, the Fund did not have any capital loss carryforwards.

NOTE I

Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement which removes, modifies and adds disclosures to Topic 820. The amendments in this ASU 2018-13 apply to all entities that are required, under existing U.S. GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in this ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2018, the U.S. Securities and Exchange Commission adopted amendments to certain disclosure requirements included in Regulation S-X that had become “redundant, duplicative, overlapping, outdated or superseded, in light of the other Commission disclosure requirements, GAAP or

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NOTES TO FINANCIAL STATEMENTS (continued)

changes in the information environment.” The compliance date for the amendments to Regulation S-X was November 5, 2018 (for reporting period end dates of September 30, 2018 or after). Management has adopted the amendments which simplified certain disclosure requirements on the financial statements.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31,
2018	2017	2016	2015	2014

Net asset value, beginning of period	$ 16.99	$ 16.27	$ 15.06	$ 14.64	$ 15.76	$ 13.36

Income From Investment Operations

Net investment income(a)(b)	.19	.17	.48	.26	.34	.37

Net realized and unrealized gain (loss) on investment transactions	(.89)	1.77	1.58	.39	(1.11)	2.30

Net increase (decrease) in net asset value from operations	(.70)	1.94	2.06	.65	(.77)	2.67

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.43)	(.48)	(.23)	(.35)	(.27)

Distributions from net realized gain on investment transactions	(.35)	(.79)	(.37)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.51)	(1.22)	(.85)	(.23)	(.35)	(.27)

Net asset value, end of period	$ 15.78	$ 16.99	$ 16.27	$ 15.06	$ 14.64	$ 15.76

Total Return

Total investment return based on net asset value(c)*	(3.79)%	12.21%	14.35%	4.53%	(4.89)%	20.21%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$359,295	$393,100	$386,168	$354,972	$367,939	$417,381

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	.64	%^	.64%	.85%	.89%	.88%	1.05%

Expenses, before waivers/reimbursements(d)‡	1.01	%^	1.01%	1.01%	1.01%	1.00%	1.06%

Net investment income(b)	2.40	%^	1.02%	3.14%	1.78%	2.18%	2.52%

Portfolio turnover rate	13%	22%	111%	9%	9%	20%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39	%^	.40%	.34%	.41%	.38%	.05%

See footnote summary on page 44.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class B
Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31,
2018	2017	2016	2015	2014

Net asset value, beginning of period	$ 17.13	$ 16.36	$ 15.07	$ 14.57	$ 15.64	$ 13.20

Income From Investment Operations

Net investment income(a)(b)	.12	.05	.36	.20	.28	.31

Net realized and unrealized gain (loss) on investment transactions	(.87)	1.77	1.60	.34	(1.15)	2.23

Net increase (decrease) in net asset value from operations	(.75)	1.82	1.96	.54	(.87)	2.54

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.26)	(.30)	(.04)	(.20)	(.10)

Distributions from net realized gain on investment transactions	(.35)	(.79)	(.37)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.35)	(1.05)	(.67)	(.04)	(.20)	(.10)

Net asset value, end of period	$ 16.03	$ 17.13	$ 16.36	$ 15.07	$ 14.57	$ 15.64

Total Return

Total investment return based on net asset value(c)*	(4.17)%	11.36%	13.48%	3.72%	(5.59)%	19.33%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,445	$5,396	$7,383	$12,268	$26,943	$57,541

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	1.42	%^	1.41%	1.64%	1.65%	1.64%	1.76%

Expenses, before waivers/reimbursements(d)‡	1.79	%^	1.78%	1.79%	1.76%	1.76%	1.77%

Net investment income(b)	1.57	%^	.29%	2.35%	1.37%	1.85%	2.10%

Portfolio turnover rate	13%	22%	111%	9%	9%	20%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39	%^	.40%	.34%	.41%	.38%	.05%

See footnote summary on page 44.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31,
2018	2017	2016	2015	2014

Net asset value, beginning of period	$ 16.91	$ 16.15	$ 14.95	$ 14.51	$ 15.62	$ 13.21

Income From Investment Operations

Net investment income(a)(b)	.12	.06	.36	.15	.23	.27

Net realized and unrealized gain (loss) on investment transactions	(.85)	1.73	1.57	.40	(1.11)	2.27

Net increase (decrease) in net asset value from operations	(.73)	1.79	1.93	.55	(.88)	2.54

Less: Dividends and Distributions

Dividends from net investment income	(.00	)(e)	(.24)	(.36)	(.11)	(.23)	(.13)

Distributions from net realized gain on investment transactions	(.35)	(.79)	(.37)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.35)	(1.03)	(.73)	(.11)	(.23)	(.13)

Net asset value, end of period	$ 15.83	$ 16.91	$ 16.15	$ 14.95	$ 14.51	$ 15.62

Total Return

Total investment return based on net asset value(c)*	(4.10)%	11.31%	13.45%	3.81%	(5.62)%	19.36%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$30,184	$38,133	$55,532	$97,091	$108,828	$134,675

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	1.40	%^	1.39%	1.62%	1.64%	1.63%	1.75%

Expenses, before waivers/reimbursements(d)‡	1.76	%^	1.77%	1.76%	1.76%	1.75%	1.76%

Net investment income(b)	1.60	%^	.34%	2.38%	1.06%	1.51%	1.84%

Portfolio turnover rate	13%	22%	111%	9%	9%	20%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39	%^	.40%	.34%	.41%	.38%	.05%

See footnote summary on page 44.

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 39

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31,
2018	2017	2016	2015	2014

Net asset value, beginning of period	$ 16.96	$ 16.25	$ 15.04	$ 14.62	$ 15.75	$ 13.37

Income From Investment Operations

Net investment income(a)(b)	.21	.21	.52	.29	.37	.41

Net realized and unrealized gain (loss) on investment transactions	(.88)	1.76	1.58	.40	(1.11)	2.30

Net increase (decrease) in net asset value from operations	(.67)	1.97	2.10	.69	(.74)	2.71

Less: Dividends and Distributions

Dividends from net investment income	(.21)	(.47)	(.52)	(.27)	(.39)	(.33)

Distributions from net realized gain on investment transactions	(.35)	(.79)	(.37)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.56)	(1.26)	(.89)	(.27)	(.39)	(.33)

Net asset value, end of period	$ 15.73	$ 16.96	$ 16.25	$ 15.04	$ 14.62	$ 15.75

Total Return

Total investment return based on net asset value(c)*	(3.64)%	12.44%	14.66%	4.82%	(4.66)%	20.53%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$875,465	$931,834	$857,397	$861,450	$858,681	$921,935

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	.39	%^	.39%	.60%	.64%	.63%	.75%

Expenses, before waivers/reimbursements(d)‡	.76	%^	.76%	.76%	.76%	.75%	.76%

Net investment income(b)	2.65	%^	1.26%	3.39%	2.00%	2.42%	2.77%

Portfolio turnover rate	13%	22%	111%	9%	9%	20%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39	%^	.40%	.34%	.41%	.38%	.05%

See footnote summary on page 44.

40 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class R
Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31,
2018	2017	2016	2015	2014

Net asset value, beginning of period	$ 16.84	$ 16.14	$ 14.94	$ 14.51	$ 15.63	$ 13.22

Income From Investment Operations

Net investment income(a)(b)	.15	.10	.41	.21	.31	.33

Net realized and unrealized gain (loss) on investment transactions	(.86)	1.73	1.57	.37	(1.14)	2.26

Net increase (decrease) in net asset value from operations	(.71)	1.83	1.98	.58	(.83)	2.59

Less: Dividends and Distributions

Dividends from net investment income	(.08)	(.34)	(.41)	(.15)	(.29)	(.18)

Distributions from net realized gain on investment transactions	(.35)	(.79)	(.37)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.43)	(1.13)	(.78)	(.15)	(.29)	(.18)

Net asset value, end of period	$ 15.70	$ 16.84	$ 16.14	$ 14.94	$ 14.51	$ 15.63

Total Return

Total investment return based on net asset value(c)*	(3.95)%	11.62%	13.88%	4.06%	(5.33)%	19.75%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,765	$2,898	$3,308	$3,360	$4,212	$5,665

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	1.09	%^	1.09%	1.30%	1.33%	1.32%	1.43%

Expenses, before waivers/reimbursements(d)‡	1.46	%^	1.47%	1.46%	1.45%	1.44%	1.44%

Net investment income(b)	1.94	%^	.59%	2.67%	1.46%	2.02%	2.27%

Portfolio turnover rate	13%	22%	111%	9%	9%	20%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39	%^	.40%	.34%	.41%	.38%	.05%

See footnote summary on page 44.

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 41

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class K
Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31,
2018	2017	2016	2015	2014

Net asset value, beginning of period	$ 16.87	$ 16.17	$ 14.97	$ 14.54	$ 15.66	$ 13.28

Income From Investment Operations

Net investment income(a)(b)	.17	.15	.48	.22	.28	.37

Net realized and unrealized gain (loss) on investment transactions	(.87)	1.75	1.55	.42	(1.07)	2.27

Net increase (decrease) in net asset value from operations	(.70)	1.90	2.03	.64	(.79)	2.64

Less: Dividends and Distributions

Dividends from net investment income	(.14)	(.41)	(.46)	(.21)	(.33)	(.26)

Distributions from net realized gain on investment transactions	(.35)	(.79)	(.37)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.49)	(1.20)	(.83)	(.21)	(.33)	(.26)

Net asset value, end of period	$ 15.68	$ 16.87	$ 16.17	$ 14.97	$ 14.54	$ 15.66

Total Return

Total investment return based on net asset value(c)*	(3.87)%	12.01%	14.22%	4.48%	(5.07)%	20.12%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,889	$11,729	$12,527	$16,346	$15,751	$17,865

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	.79	%^	.78%	.99%	1.01%	1.01%	1.12%

Expenses, before waivers/reimbursements(d)‡	1.15	%^	1.16%	1.14%	1.12%	1.13%	1.13%

Net investment income(b)	2.26	%^	.92%	3.18%	1.57%	1.85%	2.48%

Portfolio turnover rate	13%	22%	111%	9%	9%	20%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39	%^	.40%	.34%	.41%	.38%	.05%

See footnote summary on page 44.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class I
Six Months Ended February 28, 2019 (unaudited)	Year Ended August 31,
2018	2017	2016	2015	2014

Net asset value, beginning of period	$ 16.96	$ 16.22	$ 15.02	$ 14.59	$ 15.72	$ 13.34

Income From Investment Operations

Net investment income(a)(b)	.20	.20	.50	.28	.62	.41

Net realized and unrealized gain (loss) on investment transactions	(.88)	1.76	1.58	.41	(1.36)	2.29

Net increase (decrease) in net asset value from operations	(.68)	1.96	2.08	.69	(.74)	2.70

Less: Dividends and Distributions

Dividends from net investment income	(.18)	(.43)	(.51)	(.26)	(.39)	(.32)

Distributions from net realized gain on investment transactions	(.35)	(.79)	(.37)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.53)	(1.22)	(.88)	(.26)	(.39)	(.32)

Net asset value, end of period	$ 15.75	$ 16.96	$ 16.22	$ 15.02	$ 14.59	$ 15.72

Total Return

Total investment return based on net asset value(c)*	(3.68)%	12.41%	14.56%	4.82%	(4.72)%	20.53%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$375	$367	$726	$1,743	$1,781	$4,576

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	.46	%^	.45%	.66%	.69%	.68%	.79%

Expenses, before waivers/reimbursements(d)‡	.82	%^	.83%	.82%	.81%	.80%	.81%

Net investment income(b)	2.60	%^	1.19%	3.24%	1.93%	3.99%	2.78%

Portfolio turnover rate	13%	22%	111%	9%	9%	20%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39	%^	.40%	.34%	.41%	.38%	.05%

See footnote summary on page 44.

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 43

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended February 28, 2019 and the years ended August 31, 2018 and August 31, 2017, such waiver amounted to .37% (annualized), .37% and .16%, respectively.

(e)	Amount is less than $.005.

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended August 31, 2018 and August 31, 2017 by .05% and .05%, respectively.

^	Annualized.

See notes to financial statements.

44 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

RESULTS OF SHAREHOLDERS MEETING

(unaudited)

A Special Meeting of Shareholders of The AB Portfolios (the “Company”)—AB Wealth Appreciation Strategy (the “Fund”) was held on October 11, 2018, and adjourned until December 11, 2018. A description of each proposal and the number of shares voted at the Meeting are as follows (the proposal numbers shown below correspond to the proposal number in the Fund’s proxy statement):

1.	To approve and vote upon the election of Trustees for the Company, each such Trustee to serve for a term of indefinite duration and until his or her successor is duly elected and qualifies.

Trustee:	Voted For:	Authority Withheld:
Michael J. Downey	112,255,334	2,874,198
William H. Foulk, Jr.*	112.062,437	3,067,095
Nancy P. Jacklin	112,466,540	2,662,992
Robert M. Keith	112,388,936	2,740,596
Carol C. McMullen	112,486,090	2,643,442
Gary L. Moody	112,308,212	2,821,321
Marshall C. Turner, Jr.	112,101,288	3,028,244
Earl D. Weiner	112,176,204	2,953,328

2.	To vote upon the approval of new advisory agreements for the Fund with AllianceBernstein L.P.

Voted For	Voted Against	Abstained	Broker-Non Votes
31,111,631	409,460	1,360,097	11,374,922

*	Mr. Foulk retired on December 31, 2018.

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 45

TRUSTEES

Marshall C. Turner, Jr.(1), Chairman Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS
Ding Liu(2), Vice President Nelson Yu(2), Vice President Emilie D. Wrapp, Clerk Michael B. Reyes, Senior Analyst Joseph J. Mantineo, Treasurer and Chief Financial Officer	Phyllis J. Clarke, Controller and Chief Accounting Officer Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Strategy’s portfolio are made by the Adviser’s Multi-Asset Solutions Team. Messrs. Liu and Yu are the investment professionals primarily responsible for the day-to-day management of the AB Wealth Appreciation Strategy’s portfolio.

46 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of Potential Assignments

As described in more detail in the Proxy Statement for the AB Funds dated August 20, 2018, the Boards of the AB Funds, at a meeting held on July 31-August 2, 2018, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including The AB Portfolios in respect of AB Wealth Appreciation Strategy (the “Fund”), in connection with the planned disposition by AXA S.A. of its remaining shares of AXA Equitable Holdings, Inc. (the indirect holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser) in one or more transactions and the related potential for one or more “assignments” (within the meaning of section 2(a)(4) of the Investment Company Act) of the advisory agreements for the AB Funds, including the Fund’s Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of one or more transactions resulting in an “assignment” of the Adviser’s advisory agreements, resulting in the automatic termination of such advisory agreements.

The shareholders of the Fund subsequently approved the Proposed Agreements at an annual meeting of shareholders called for the purpose of electing Directors and voting on the Proposed Agreements.

A discussion regarding the basis for the Boards’ approvals at the meeting held on July 31-August 2, 2018 is set forth below.

At a meeting of the AB Boards held on July 31-August 2, 2018, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. Section 15(c) of the 1940 Act provides that, after an initial period, a Fund’s Current Agreement and current sub-advisory agreement, as applicable, will remain in effect only if the Board, including a majority of the Independent Directors, annually reviews and approves them. Each of the Current Agreements had been approved by a Board within the one-year period prior to approval of its related Proposed Agreement, except that the Current Agreements for certain FlexFee funds were approved in February 2017. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 47

certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. The Directors also reviewed updated information provided by the Adviser in respect of each Fund. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of

48 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Plan and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Fund’s latest fiscal year reviewed. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors of each Fund concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Funds under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2016 and 2017, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 49

affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors concluded that each Fund’s investment performance was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider

50 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

(the ‘‘15(c) provider’’) concerning management fee rates payable by other funds in the same category as the Fund. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style to each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Analyst and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds pursuing a similar investment strategy as the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional products managed by the Adviser that have a substantially similar investment style. The Directors also discussed these matters with their independent fee consultant.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds); (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional,

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 51

offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The Directors noted that many of the Funds may invest in shares of exchange-traded funds (‘‘ETFs’’), subject to the restrictions and limitations of the 1940 Act as these may be varied as a result of exemptive orders issued by the SEC. The Directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The Directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that each Fund’s management fee would be for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

With respect to each Fund’s management fee, the Directors considered the total expense ratio of the Fund in comparison to a peer group and peer universe selected by the 15(c) service provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. The Directors also reviewed updated expense ratio information and, in some cases, discussed with the Adviser the reasons for the expense ratios of certain Funds. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established

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methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under the Interim Advisory Agreements, the Adviser would continue to manage a Fund pursuant to an Interim Advisory Agreement until a new advisory agreement was approved by stockholders or until the end of the 150-day period, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Wealth Appreciation Strategy (the “Fund”) at a meeting held on July 31-August 2, 2018 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated,

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extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund

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will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2016 and 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying funds advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and

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transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting at which continuance of the Advisory Agreement was approved, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2018 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also discussed these matters with their independent fee consultant.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this

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regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that the advisory fee for the Fund is for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedules for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent

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consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio
INTERNATIONAL/ GLOBAL EQUITY (continued)

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 59

NOTES

60 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

AB WEALTH APPRECIATION STRATEGY

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

WA-0152-0219

ITEM 2.     CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.     SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.     CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.     EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 26, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 26, 2019